File Nos. 33-76190
                                                                      811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No. 18                                 (X)


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
          Amendment No. 158                                               (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)


          5701 Golden Hills Drive, Minneapolis, MN               55416-1297
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416-1297

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph(b) of Rule 485 _X_ on April 30, 2004 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

Individual Immediate Variable Annuity Contracts

                                     PART A

                          THE VALUEMARK(R) INCOME PLUS
                      IMMEDIATE VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is issued by Allianz Life Insurance Company of North America (Allianz Life). All references to "we", "us" and "our" refer to Allianz Life.

For your convenience we have provided a glossary (see section 12) that defines key, capitalized terms that are used in this prospectus.

The Contract is a "variable" contract because your Contract Values and/or Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options.


You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices include the variable Investment Options listed below and any available Fixed Payment Options. Election to the Fixed Payment Option cannot be changed after election. The fixed Payment Option is a fixed immediate annuity. One or more of the Investment Choices may not be available in your state. You can select up to 15 Investment Options at any one time. We may add, substitute or remove Investment Choices in the future.


AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio (1)
USAZ Davis NY Venture Fund (2), (4)

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund
USAZ Dreyfus Founders Growth and Income Fund (2)
USAZ Dreyfus Premier Small Cap Value Fund (4)

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Strategic Partners Focused Growth Portfolio
SP William Blair International Growth Portfolio(5)

OPPENHEIMER
Oppenheimer Global Securities Fund/VA (1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA (1)
USAZ Oppenheimer Emerging Growth Fund
USAZ Oppenheimer Emerging Technologies Fund (3)
USAZ Oppenheimer Global Fund (4)
USAZ Oppenheimer International Growth Fund (2)
USAZ Oppenheimer Main Street Fund (4)

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund
USAZ PIMCO PEA Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio (1)

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund


(1) The Investment Option is available for additional Purchase Payments and/or transfers only to owners with Contract Value in this Investment Option on April 30, 2004. We filed an exemptive order application with the Securities and Exchange Commission in April, 2004 requesting an exemptive order permitting the following substitutions:

       Investment Option to be replaced               New Investment Option, Class 1 shares
       (the "Substituted Funds")                      (the "Substitute Funds")
     -------------------------------------------------------------------------------------------
       Davis VA Value Portfolio                       USAZ Davis NY Venture Fund
       Seligman Small-Cap Value Portfolio             USAZ Dreyfus Premier Small Cap Value Fund
       Oppenheimer Global Securities Fund/VA          USAZ Oppenheimer Global Fund
       Oppenheimer Main Street Fund/VA                USAZ Oppenheimer Main Street Fund

     If the order is issued, the shares of the substitute funds will be exchanged for all shares of the corresponding substituted funds, and shares of the substituted funds will no longer be available through the Contracts.
     The issuance of an exemptive order is subject to regulatory approval and it is not certain whether or when an order will be issued.


(2) The Investment Option name and subadviser have changed as of March 8, 2004 as follows:

     Current Name and (Subadviser)                   Previous Name and (Subadviser)
     ----------------------------------------------- -------------------------------------------
     USAZ Davis NY Venture Fund                      USAZ AllianceBernstein Growth and Income
     (Davis Selected Advisers, L.P.)                 Fund
                                                     (Alliance Capital Management, L.P.)
     USAZ Dreyfus Founders Growth and Income Fund    USAZ AllianceBernstein Large Cap Growth
     (Founders Asset Management LLC)                 Fund
                                                     (Alliance Capital Management, L.P.)
     USAZ Oppenheimer International Growth Fund      USAZ Templeton Developed Markets Fund
     (OppenheimerFunds, Inc.)                        (Templeton Investment Counsel, LLC)

(3) The Investment Option name and subadviser have changed as of December 8, 2003 as follows:

     Current Name and (Subadviser)                   Previous Name and (Subadviser)
     ----------------------------------------------- -------------------------------------------
     USAZ Oppenheimer Emerging Technologies Fund     USAZ AllianceBernstein Technology Fund
     (OppenheimerFunds, Inc.)                        (Alliance Capital Management, L.P.)

(4)  This Investment Option offers both Class 1 shares (which do not have a Rule
     12b-1 fee) and Class 2 shares that carry a 0.25% Rule 12b-1 fee. Currently only the Class 2 shares are available. Class 1 shares will be issued in the substitution described in footnote 1 above, subject to regulatory approval.

(5) The Investment Option name and subadviser have changed as of May 1, 2004 as follows:

     Current Name and (Subadviser)                   Previous Name and (Subadviser)
     ----------------------------------------------- -------------------------------------------
     SP William Blair International Growth           SP Jennison International Growth
     Portfolio                                       Portfolio (Jennison Associates, LLC)
     (William Blair & Company LLC)

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this Contract involves investment risk including the possible loss of principal.

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.


Dated: April 30, 2004

TABLE OF CONTENTS

Summary                                            4

Fee Table                                          6

1. The Valuemark Income Plus Immediate
    Variable Annuity Contract                      8


2.  Ownership                                      8

    Contract Owner/Annuitant                       8

    Payee                                          8

    Joint Owner/Joint Annuitant                    8

    Beneficiary                                    8

    Assignment                                     8

3. Annuity Payments
    (The Payout Phase)                             9

    Income Date                                    9

    Annuity Payments                               9

    Assumed Investment Return                      9

    Annuity Options                                9

4.  Purchase                                       10
    Purchase Payment                               10

    Allocation of Purchase Payment                 11

    Tax - Free Section 1035 Exchanges              11

    Faxed Applications                             11

    Free Look/Right to Examine                     11

    VIP Units                                      11

5.   Investment Options                            12

Substitution and Limitation on

 Further Investments                               17

    Transfers                                      17
      Telephone Transfers                          18

    Excessive Trading/and Market Timing            20

    Voting Privileges                              20

6. Expenses                                        20

    Mortality and Expense Risk Charge              20
      Administrative Expense Charge                20

    Commutation Fee                                20

    Premium Taxes                                  21

    Income Taxes                                   21

    Investment Option Expenses                     21

7.Taxes                                            21

    Annuity Contracts in General                   21

    Qualified Contracts                            21

    Multiple Contracts                             22

    Distributions - Non-Qualified Contracts        22

   Distributions - Qualified Contracts             23

     Assignments, Pledges and Gratuitous

     Transfers                                     24

     Death Benefits                                24

    Diversification                                24

8.Access to Your Money                             24

    Suspension of Payments or Transfers            25

9. Illustrations                                   25

10. Death Benefit                                  25
    Death of Beneficiary                           26

11. Other Information                              26

    Allianz Life                                   26

    The Separate Account                           26

    Distribution                                   26

    Additional Credits For Certain Groups          27

    Administration/The Service Center              27

    Financial Statements                           28

12. Glossary                                       28

13. Table of Contents of the Statement
of Additional Information                          29

14. Allianz Life Privacy Notice                    30

Appendix A - Annual Expenses for Each
         Investment Option                         31
Appendix B - Condensed Financial
Information                                        33

 Appendix C Illustration of

 Annuity Income                                    42

SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:


The annuity contract (Contract) offered by Allianz Life provides a means for investing in an immediate variable annuity Contract in both Investment Options and the Allianz Life Fixed Payment Option. In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select. The Contract permits you to select up to 15 of the available Investment Options and any available Fixed Account Option


You can purchase the contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. Allianz Life does not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information, see section 4. Investment Options-Financial Advisers-Asset Allocation Programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan

Contract features may not be available in all states.

ANNUITY PAYMENTS:


When you buy the Contract, you select an Income Date. You can start to have us make regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to have us make the Annuity Payments as a variable payout, a fixed payout (not available in all states), or both. If you choose to have any part of the Annuity Payments come from the Investment Options, the dollar amount of the Annuity Payments may go up or down based on the performance of the Investment Options. No minimum variable annuity payment is guaranteed. Once a fixed payout is selected, it cannot be changed.


PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (for example., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT CHOICES:


You can put your money in the Investment Options and/or the Allianz Life Fixed Payment Option. You can make transfers between the Investment Options. The monthly Fixed Annuity Payment is level for the duration of the Contract.


EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (for example, municipalities). Allianz Life currently assesses premium tax charges when you die, when annuity payments begin, or when you make a complete withdrawal (whichever comes first)] Allianz Life reserves the right to change this practice in the future.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. Allianz Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Allianz Life may assess a commutation fee, which is a percentage of the amount liquidated (withdrawn), or as set forth in your contract. If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply. If you choose Annuity Option 6, you may make a full or partial liquidation. A commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply.

You can make 12 free transfers each year. After that, we deduct $25, or 2% of the amount transferred, whichever is less, for each additional transfer


Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (for example, municipalities). Premium taxes typically range from 0% to 3.5% of the Purchase Payment depending on the state or governmental entity. It is our current practice not to make deductions for premium taxes until you make a full withdrawal from your Contract, Annuity Payments begin or you die. Allianz Life reserves the right to change this practice in the future.


Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2003 these expenses and fees ranged on an annual basis, from 0.51 % to 11.52% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

We will pay sales  commissions to broker-dealers  who sell the Contracts.  For a
discussion  of  these   arrangements,   see  section  11.  Other  Information  -
Distribution.

TAXES:

Your earnings are generally not taxed until you take them out. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. The IRS may apply limits on withdrawals under certain Qualified Contracts.

ACCESS TO YOUR MONEY:

Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Option 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out. Limitation on withdrawals may apply to certain Qualified Contracts.

DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in the prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See the Privacy Notice that appears in this prospectus.

FEE TABLES
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. We have provided "Illustrations of Annuity Income" to show you the effects of the charges, expenses and investment performance on annuity income. Taxes, including premium tax charges, also may apply, although they do not appear in the table.

Contract Owner Transaction Expenses

Commutation Fee*
(as a percentage of the amount taken out [liquidated])

                           Contract Year    Charge

                                  1             5%

                                  2             5%

                                  3             4%

                                  4             3%

                                  5             2%

                             6 (& thereafter)   1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Option 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

Separate Account Annual Expenses (as a percentage of average daily account value)

Mortality and Expense Risk Charge ..................  1.25%

Administrative Expense Charge ......................  0.15%
                                                      -----

Total Separate Account Annual Expense ..............  1.40%

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

This table  describes the total annual  operating  expenses  associated with the
Investment  Options and shows the minimum and maximum expenses charged by any of
the   Investment   Options  before  the  effect  of  any   contractual   expense
reimbursement  or fee waiver.  These  expenses are deducted from the  Investment
Option's  assets.  These expenses will reduce the  performance of the Investment
Options and,  therefore,  will  negatively  affect your  Contract  value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death  benefit  proceeds.  We show the expenses as a percentage of an
Investment  Option's  average  daily net assets for the most recent fiscal year.
The investment advisers for the Investment Options provided this fee and expense information  and we did not  independently  verify it. Please see the Investment
Options prospectuses for more information regarding the fees and expenses of the
Investment Options.

                                                                                Minimum      Maximum


Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements                                    0.51%         11.52%



* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

Appendix A contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown.
The examples assume you invested $10,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed Investment
Return.  Premium taxes are not reflected in the tables. Premium taxes may apply.
For additional information, see section 6 - "Expenses".

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:


Total annual Investment Option operating expenses before any fee waivers     1 Year             3 Years       5 Years      10 Years
or expense reimbursements of...

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
11.52% (the maximum)                                                         a)  $1,545         a) $3,071     a) $4,076    a) $5,380

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------

0.51% (the minimum)                                                          a) $644            a) $816       a) $896      a) $1,247

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------


You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
Total annual Investment Option operating expenses before any fee waivers     1 Year             3 Years       5 Years      10 Years
or expense reimbursements of...

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
11.52% (the maximum)                                                         a) $1,127          a) $2,841     a) $3,999    a)  5,369


---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
0.51% (the minimum)                                                          a) $176            a) $492       a) $760      a) $1,212

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
* Your Income Date generally must be at least two years after your issue date.


See the appendix for condensed financial information for unit values.


 1. THE VALUEMARK INCOME
PLUS IMMEDIATE VARIABLE
ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from tax deferral. This means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among different Investment Options, and, depending upon market conditions, your payments can go up or down based on the Investment Options' investment performance. The Investment Options are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Investment Option(s) you select.

The Contract may also provide a Fixed Payment Option. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed
Payment Option will be temporarily allocated to the USAZ Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract. We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2. OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

PAYEE


The Payee is the person or entity you designate to receive Annuity Payments during the Payout Phase. An owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the owner. The owner can change the Payee at any time. An Annuitant is the natural person on whose life we base Annuity Payments.


JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Any Joint Owner must be the spouse of the other Contract Owner (exceptions: Colorado and Pennsylvania). Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

If you die before the Income Date and there is no Joint Annuitant, we will treat the Contract as if we never issued it and will return the Purchase Payment to your estate. If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

3. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------
INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that the Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS

Under Annuity Options 1-5, you can elect to have us make the Annuity Payments as a variable payout, a fixed payout (not available in all states), or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Investment Options only (variable payout). If you choose a variable payout, you can select from the available Investment Options. Guaranteed fixed annuity rates are based on 2.5% interest per year and mortality table specified in your Contract. If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments).

If you choose to receive variable payments, we determine the amount of your first variable payment based on: 1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment), 2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6), 3) the Assumed Investment Return (AIR), a benchmark you select, and
4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Investment Option you select. We do this by allocating the first payment amount among the Investment Options according to your instructions, and dividing the amount allocated to each Investment Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark. You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually). The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your variable Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you choose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you choose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.


Annuity Payments will generally be lower if you select an Annuity Option that requires us to make more Annuity Payments over a long period of time. Your Annuity Payments will also be lower if you begin taking Annuity Payments at an early age (for example, when the Annuitant is age 30) as opposed to waiting until you are older (for example, when the Annuitant is age 55).


OPTION 1. Life Annuity. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask for a lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 5. Refund Life Annuity. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. Specified Period Certain Annuity. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the total liquidation value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4.  PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Investment Options. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax-deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

ALLOCATION OF PURCHASE PAYMENT

When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Investment Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the USAZ Money Market Fund. It will be moved to the Fixed Payment Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you can select up to 15 investment Options at any one time (for variable payouts). We may, in the future, limit the number of Investment Options that you may invest in at one time (except in Texas).

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state).

If that is the case, we reserve the right to allocate your Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Option(s) you have selected.

VIP UNITS

The value of the portion of your Contract allocated to the Investment Options (variable payout options)will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit. On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Investment Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the net asset value of an Investment Option at the end of the current period by the net asset value of an Investment Option for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, (for variable payout option) we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after regular trading on the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:


On Monday we receive your Purchase Payment of $35,000 before 4:00 p.m. Eastern Time. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Monday night with 2800 VIP Units of each Investment Option If the $35,000 payment had been received after 4:00 p.m. Eastern Time, it would have received the next Business Day's price. (This example assumes there are no premium taxes in your state.)


5. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers the Investment Options listed in the following table. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options. For more information, see Transfers below.

You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your registered representative or us at the toll free phone number listed at the back of this prospectus. We will send copies of the Investment Option prospectuses to you with your Contract.


Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the annual operating expenses for each Investment Option in Appendix A of this prospectus. For more information about share classes, see the Investment Options' prospectuses.


The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and contracts may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract and the investment advisers and subadvisers for each Investment Option, the investment option objectives for each Investment Option and the primary investments of each Investment Option.



                                                     INVESTMENT OPTIONS


---------------------------------------------- -------------------------------------- ---------------- --------------------------

                                                          ASSET CATEGORIES
                                               -------------------------------------- ---------------- --------------------------

Investment Management     Investment            SB  S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option                ho  p  aq   ne  io  nq  a  a  a  m  i
                                                on  e  su   tr  gn  tu  r  r  r  a  d
                                                rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                             ts  i   v   r    s  rt  e  e  e  l  C
                                                -   a   a   mB  Y   ny              a
                                                T   l   l   eo  i   a   B  V  G  C  p
                                                e   t   e   dn  e   t   l  a  r  a
                                                r   y   n   id  l   i   e  l  o  p
                                                m       t   as  d   o   n  u  w
                                                            t       n   d  e  t
                                                            e       a         h
                                                                    l
-----------------------------------------------------------------------------------------------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   AIM                    USAZ AIM Basic Value                             X           Long-term      At least 65% of total assets
   o  managed by          Fund                                                         growth of      in equity securities of U.S.
      USAllianz Advisers,                                                              capital        issuers that have market
      LLC/ A I M Capital                                                                              capitalizations of greater
      Management, Inc.                                                                               than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          USAZ AIM Blue Chip                                  X        Long-term     At least 80% of net assets in
                          Fund                                                         growth of     the common stocks of blue chip
                                                                                       capital with a companies.
                                                                                       secondary
                                                                                       objective of
                                                                                       current income
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          USAZ AIM Dent              X                                 Long-term     Investment in securities of
                          Demographic Trends                                           growth of      companies that are likely to
                          Fund                                                         capital        benefit from changing
                                                                                                      demographic, economic and
                                                                                                      lifestyle trends.  May invest
                                                                                                      up to 25% of total assets in
                                                                                                      foreign securities of
                                                                                                      which no more than 15% of
                                                                                                      its total assets  may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled in
                                                                                                      developing countries.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          USAZ AIM                                  X                  Long-term     At least 80% of net assets in
                          International Equity                                         growth of      marketable equity securities
                          Fund                                                         capital        of foreign companies that are
                                                                                                     listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   DAVIS                  Davis VA Financial         X                                 Long-term      At least 80% in common stock
   o  managed by Davis    Portfolio                                                    growth of      of companies "principally
      Advisors                                                                         capital       engaged" in financialservices.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Davis VA Value                                   X           Long-term     Common stock of U.S. companies
                          Portfolio                                                    growth of     with market capitalizations of
                                                                                       capital        at least $10 billion, which
                                                                                                      adviser believes are of high
                                                                                                      quality and whose shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocks are selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          USAZ Davis NY Venture                            X           Long-term     Invests the majority of assets
      USAllianz Advisers, Fund                                                         growth of     in equity securities issued by
      LLC/ Davis Selected                                                              capital        large companies with market
      Advisers, L.P.                                                                                  capitalizations of at least
                                                                                                      $10 billion that the
                                                                                                      subadviser believes are high
                                                                                                      quality.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   DREYFUS                Dreyfus IP Small Cap                                   X     Match          Invests in a representative
   o  managed by The      Stock Index Portfolio                                        performance of sample of stocks included in
      Dreyfus Corporation                                                              the Standard & the S&P Small Cap 600 Index,
                                                                                       Poor's Small   and in futures whose
                                                                                       Cap 600 Index  performance is related to the
                                                                                                      index, rather than attempt to
                                                                                                      replicate the index.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Dreyfus Stock Index                           X              Match total    Invests in all 500 stocks in
                          Fund                                                         return of the  the S&P 500 in proportion to
                                                                                       S&P 500        their weighting in the index.
                                                                                       Composite
                                                                                       Stock Price
                                                                                       Index
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------
   O  managed by          USAZ Dreyfus Founders                               X        Long-term      Primarily invests in common
      USAllianz Advisers, Growth and Income Fund                                       growth of      stocks of large,
      LLC/ Founders Asset                                                              capital and    well-established and mature
      Management LLC                                                                   income         companies that have market
                                                                                                      capitalizations of more than
                                                                                                      $10 billion. May invest up to
                                                                                                      30% of its total assets in
                                                                                                      foreign securities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          USAZ Dreyfus Premier                                    X    Seeks          Normally invests at least 80%
      USAllianz Advisers, Small Cap Value Fund                                         long-term      of its assets in stocks of
      LLC/ The Dreyfus                                                                 growth of      small U.S. companies.
      Corporation                                                                      capital
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   FRANKLIN TEMPLETON     Franklin Global            X                                 Capital        At least 80% of net assets in
   o  managed by          Communications                                               appreciation   investments of communications
      Franklin            Securities Fund                                              and current    companies. Communications
      Advisers, Inc.                                                                   income         companies are those that are
                                                                                                      primarily engaged in
                                                                                                      providing the distribution,
                                                                                                      content and equipment related
                                                                                                      to the creation, transmission
                                                                                                      or processing of information.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Growth and                          X               Capital        Invests mainly in a broadly
                          Income Securities Fund                                       appreciation,  diversified portfolio of
                                                                                       with current   equity securities that the
                                                                                       income as a   Fund's manager considers to be
                                                                                       secondary goal financially strong but
                                                                                                      undervalued by the market.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin High Income                  X                      High current   Invests mainly in debt
                          Fund                                                         income with   securities offering high yield
                                                                                       capital        and expected total return.
                                                                                       appreciation
                                                                                       as a secondary
                                                                                       goal
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Income            X                                 Maximize       Normally invests in debt and
                          Securities Fund                                              income while   equity securities.
                                                                                       maintaining
                                                                                       prospects for
                                                                                       capital
                                                                                       appreciation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Large Cap                                  X        Capital       At least 80% of net assets in
                          Growth Securities Fund                                       appreciation   investments of large
                                                                                                      capitalization companies.
                                                                                                      For this Fund, large cap
                                                                                                      companies are those  with
                                                                                                      market cap values within
                                                                                                      those of the top 50% of
                                                                                                      companies in the  Russell
                                                                                                      1000 Index, at the time
                                                                                                      of  purchase.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Real Estate        X                                Capital       At least 80% of net assets in
                          Fund                                                         appreciation   investments of companies
                                                                                       with current   operating in the real estate
                                                                                       income as a    sector. The Fund invests
                                                                                       secondary goal primarily in real estate
                                                                                                      investment trusts, with
                                                                                                      generally medium to
                                                                                                      small market
                                                                                                      capitalizations, and in
                                                                                                      companies that derive at
                                                                                                      least half of their assets
                                                                                                      or revenues from the
                                                                                                      ownership, construction,
                                                                                                      management, or sale of
                                                                                                      residential, commercial or
                                                                                                      industrial real estate.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          Franklin Rising                                            X Long-term      At least 80% of net assets in
      Franklin            Dividends Securities                                         capital        investments of companies that
      Advisory            Fund                                                         appreciation   have paid rising dividends.
      Services, LLC                                                                    with
                                                                                       preservation
                                                                                       of capital as
                                                                                       an important
                                                                                       consideration
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          Franklin Small Cap                                     X     Long-term      At least 80% of net assets in
      Franklin            Fund                                                         capital growth investments of small
      Advisers, Inc.                                                                                 capitalization companies. For
                                                                                                     this Fund, small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                     exceeding (i) $1.5 billion; or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                     Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          Franklin Small Cap                                     X     Long term      At least 80% of net assets in
      Franklin            Value Securities Fund                                        total return   investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                  this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding $2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The Fund invests
                                                                                                      in small companies that
                                                                                                      Fund's manager believes are
                                                                                                      undervalued.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          Franklin U.S.           X                                    Income        At least 80% of its net assets
      Franklin            Government Fund                                                            in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Zero Coupon    X                                    As high an     At least 80% of net assets in
                          Fund 2005                                                    investment     zero coupon debt securities.
                                                                                       return as is
                                                                                       consistent
                                                                                       with capital
                                                                                       preservation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Zero Coupon              X                          As high an     At least 80% of net assets in
                          Fund 2010                                                    investment     zero coupon debt securities.
                                                                                       return as is
                                                                                       consistent
                                                                                       with capital
                                                                                       preservation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          Mutual Discovery                          X                  Capital        Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                              appreciation   foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                     manager believes are available
                                                                                                     at market prices less than the
                                                                                                      value based on certain
                                                                                                      recognized or objective
                                                                                                      criteria; including
                                                                                                      undervalued stocks,
                                                                                                      merger/risk arbitrage
                                                                                                      securities and distressed
                                                                                                      companies.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Mutual Shares                                             X  Capital        Invests mainly in U.S. equity
                          Securities Fund                                              appreciation,  securities that the Fund's
                                                                                      with income as manager believes are available
                                                                                       a secondary    at market prices less than
                                                                                       goal           their value based on certain
                                                                                                      recognized or objective
                                                                                                      criteria, including
                                                                                                      undervalued stocks,
                                                                                                      merger/risk arbitrage
                                                                                                      securities and distressed
                                                                                                      companies.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                           capital        emerging market investments.
      Asset               Fund                                                         appreciation
      Management, Ltd.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- -------------------------------------------
   o   managed by         Templeton Foreign                         X                  Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                             capital growth investments of issuers located
       Investment                                                                                     outside the U.S., including
       Counsel, LLC                                                                                   those in emerging markets.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o   managed by         Templeton Growth                          X                  Long-term      Invests mainly in equity
       Templeton          Securities Fund                                              capital growth securities of companies
       Global  Advisors                                                                              located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   JENNISON               Jennison 20/20 Focus                          X              Long-term      Invests in up to 20 value
   o  managed by          Portfolio                                                    growth of     stocks and 20 growth stocks of
      Prudential                                                                       capital        mid-to-large size U.S.
      Investments                                                                                     companies.
      LLC/
      Jennison
      Associates, LLC
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          SP Strategic Partners                               X        Long-term      At least 65% of total assets
                          Focused Growth                                               growth of      in equity-related securities
                          Portfolio                                                    capital        of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          SP William Blair                          X                  Long-term      Equity-related securities of
      Prudential          International Growth                                         growth of      foreign issuers.
      Investments LLC/    Portfolio                                                    capital
      William Blair
      & Company LLC
 ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   OPPENHEIMER            Oppenheimer Global                        X                  Long-term      Securities - mainly common
   o managed by           Securities Fund/VA                                           capital        stocks, but also other equity
     OppenheimerFunds, Inc.                                                            appreciation  securities including preferred
                                                                                                      stocks and securities
                                                                                                      convertible into common stock
                                                                                                      - of foreign issuers,
                                                                                                      "growth-type" companies,
                                                                                                      cyclical industries and
                                                                                                     special situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Oppenheimer High                      X                      High level of High-yield fixed-income
                          Income Fund/VA                                               current income securities of domestic and
                                                                                                      foreign issuers.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Oppenheimer Main                              X              High total    Common stocks of U.S.
                          Street  Fund/VA                                              return (which  companies; other equity
                                                                                       includes       securities -- such as
                                                                                       growth in the  preferred stocks and
                                                                                       value of its   securities convertible into
                                                                                      shares as well common stocks; debtsecurities.
                                                                                       as current
                                                                                       income)
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   o  managed by          USAZ Oppenheimer                                        X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                         appreciation   the potential to become
      LLC/                                                                                            leaders in new emerging
      OppenheimerFunds,                                                                               markets.
      Inc.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          USAZ Oppenheimer            X                                Long-term      At least 80% of assets in
                          Emerging Technologies                                        capital        common stocks of U.S. and
                          Fund                                                         appreciation   foreign technology companies
                                                                                                      believed by the subadviser to
                                                                                                      have significant growth
                                                                                                      potential.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          USAZ Oppenheimer                          X                  Capital        Invests mainly in common
                          Global Fund                                                  appreciation   stocks of companies in the
                                                                                                      U.S. and foreign countries,
                                                                                                      including countries with
                                                                                                      developed or emerging
                                                                                                      markets.

                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          USAZ Oppenheimer                          X                  Long-term      Common stocks of growth
                          International Growth                                         capital        companies that are domiciled
                          Fund                                                         appreciation  outside the U.S. or have their
                                                                                                     primary operations outside the
                                                                                                      U.S.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          USAZ Oppenheimer Main                        X               High total     Common stocks of U.S.
                          Street Fund                                                  return         companies of different
                                                                                                      capitalization ranges,
                                                                                                      currently focusing on
                                                                                                      large-capitalization issuers.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   PIMCO                  PIMCO VIT All Asset         X                                Maximum real  Invests in institutional class
   o  managed by          Portfolio                                                    return         shares of the PIMCO Funds and
      Pacific Investment                                                               consistent     does not invest directly in
      Management Company                                                               with           stocks or bonds of other
      LLC                                                                              preservation   issuers.
                                                                                       of real
                                                                                       capital and
                                                                                       prudent
                                                                                       investment
                                                                                       management
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT High Yield                  X                      Maximum total  At least 80% of assets in
                          Portfolio                                                    return,        high-yield securities ("junk
                                                                                       consistent     bonds") rated below investment
                                                                                       with           grade, but at least "B" by
                                                                                       preservation   Moody's or S&P. Effective June
                                                                                       of capital and 1, 2004 the quality guideline
                                                                                       prudent        will change, permitting
                                                                                       investment     investment in securities with
                                                                                       management     lower-quality credit ratings.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT Real Return             X                          Maximum real   At least 65% of its total
                          Portfolio                                                    return,        assets in inflation-indexed
                                                                                       consistent     bonds of varying maturities
                                                                                       with           issued by the U.S. and
                                                                                       preservation   non-U.S. governments, their
                                                                                       of real        agencies or
                                                                                       capital and    government-sponsored entities,
                                                                                       prudent        and corporations.
                                                                                       investment
                                                                                       management
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT StocksPLUS                                X        Total return   Substantially in S&P 500
                          Growth and Income                                            exceeding that derivatives, backed by a
                          Portfolio                                                    of the S&P 500 portfolio of fixed income
                                                                                                      instruments.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT Total                   X                          Maximum total  At least 65% of assets in
                          Return Portfolio                                             return,        fixed income instruments of
                                                                                       consistent     varying maturities.
                                                                                       with
                                                                                       preservation
                                                                                       of capital and
                                                                                       prudent
                                                                                       investment
                                                                                       management
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                    X    Long-term      At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                               growth of      companies with market
      LLC/ NFJ Investment                                                              capital and    capitalization of between $100
      Group LP and PIMCO                                                               income         million and $3.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                         X              Long-term      At least 65% of its total
      USAllianz Advisers, & Income Fund                                                growth of      assets in common stocks of
      LLC/PEA Capital LLC                                                              capital;       companies with market
      (formerly PIMCO                                                                  secondary      capitalizations of more than
      Equity Advisors LLC)                                                             emphasis on    $1 billion at the time of
                                                                                       income         investment.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ PIMCO PEA                                            X  Long-term      At least 65% of total assets
                          Renaissance Fund                                             growth of      in common stocks of companies
                                                                                       capital and    with below-average valuations
                                                                                       income         whose business fundamentals
                                                                                                      are expected to improve.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ PIMCO PEA Value                             X           Long-term      At least 65% of its total
                          Fund                                                         growth of      assets in common stocks of
                                                                                       capital and    companies with market
                                                                                       income         capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   SELIGMAN               Seligman Small-Cap                                     X     Long-term      At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                              capital        common stocks of "value"
      Seligman & Co.                                                                   appreciation   companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase by the portfolio.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   USAZ                   USAZ Money Market Fund         X                             Current income At least 80% of total assets
   o  managed by                                                                       consistent     in portfolio of high quality,
      USAllianz Advisers,                                                              with stability money market investments.
      LLC/ Prudential                                                                  of principal
      Investment
      Management, Inc.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   VAN KAMPEN             USAZ Van Kampen                                            X Capital growth At least 65% of total assets
   o   managed by         Aggressive Growth Fund                                                      in common stocks and other
       USAllianz Advisers,                                                                            equity securities the adviser
       LLC/Van Kampen                                                                                 believes have an above-average
                                                                                                      Asset Management
                                                                                                      potential for capital growth.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                  X           Capital growth Invests in equity securities,
                          Comstock Fund                                                and income     including common stocks,
                                                                                                      preferred stocks and
                                                                                                      securities convertible into
                                                                                                      common and preferred stocks.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                     X        Capital        Invests primarily in a
                          Emerging Growth Fund                                         appreciation   portfolio of common stocks of
                                                                                                      emerging growth companies.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen             X                                Highest        Invests at least 65% of its
                          Equity and Income Fund                                       possible       total assets in
                                                                                       income         income-producing equity
                                                                                       consistent     securities.
                                                                                       with safety of
                                                                                       principal with
                                                                                       long-term
                                                                                       growth of
                                                                                       capital as an
                                                                                       important
                                                                                       secondary
                                                                                       objective
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                           X                  Long term      Invests primarily in a
                          Global Franchise Fund                                        capital        non-diversified portfolio of
                                                                                       appreciation   publicly
                                                                                                      traded equity securities of
                                                                                                      issuers located throughout
                                                                                                      the world that it believes
                                                                                                      have, among other things,
                                                                                                      resilient business
                                                                                                      franchises and growth
                                                                                                      potential.

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                  X           Income and     Invests primarily in
                          Growth and Income Fund                                       long-term      income-producing equity
                                                                                       growth of      securities, including common
                                                                                       capital        stocks and convertible
                                                                                                      securities; also in
                                                                                                      non-convertible preferred
                                                                                                      stocks and debt securities
                                                                                                      rated "investment grade."

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                           X  Capital growth Invests primarily in common
                          Growth Fund                                                                 stocks and other equity
                                                                                                      securities of growthcompanies.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS


You can make transfers among the Investment Choices subject to certain restrictions. You cannot make transfers from the Fixed Payment Option to the Investment Options. You can make 12 free transfers each year. After that, we deduct $25, or 2% of the amount transferred, whichever is less, for each additional transfer and excessive or inappropriate transfer activity may be restricted.

We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the investment adviser's or Allianz Life's judgment an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies.

Excessive  trading  activity  can  disrupt  management   strategy  and  increase
expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Option, regardless of their activity.

The following applies to any transfer:

1)   You cannot make transfers during the free look period.

2) Your request for a transfer must clearly state which Investment Choice is involved in the transfer.

3) Your request for a transfer must clearly state how much the transfer is for.

4) You cannot make a transfer if it would cause any Investment Option to provide less than 10% of the benefits under your Contract.

5)   You cannot make any  transfers  within 7 calendar days prior to your Income
     Date.

6) After the Income Date, you cannot make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.

8) Your right to make transfers is subject to modification if we determine in our sole opinion that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. For more information see our discussion of "Excessive Trading and Market Timing".

If we reject a transfer, we will call your registered  representative to request
alternate   instructions.   If  we  are  unable  to  contact   your   registered
representative, we will contact you directly

We reserve the right to modify the transfer provisions at any time without prior notice to any party subject to the guarantees described above and subject to applicable state law.

Certain  Investment  Options  may  impose   restrictions  on  transfers  between
Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more business days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the VIP Unit Value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. In addition, an Investment Option may impose a short-term trading fee on purchases and sale within a specified period.You should review the Investment Option prospectuses regarding any applicable transfer restrictions.

Telephone Transfers. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions from you via e-mail, web site, or other electronic communications. This service may be available to you in the future.

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.


EXCESSIVE TRADING AND MARKET TIMING


Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Contract Owners, Annuitants and Beneficiaries. These risks and harmful effects include:

o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices
     (i.e., Accumulation Unit values) that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;

o an adverse affect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would other wise be the case, or causing the Investment Option to liquidate investments prematurely; and

o    increased brokerage and administrative expenses.

In order to attempt to protect our Contract Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):

o limiting the dollar amount and frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),
o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone or fax transfer privileges),
o requiring a minimum time period between each transfer (for example, prohibiting transfers into a particular Investment Option within a specified period of time after a transfer out of that Investment Option),
o    not accepting transfer requests from you or any person,
o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,
o    limiting the amount that may be transferred int
o    or out of any Investment Option at any one time,
o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options), or
o    imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently we attempt to detect disruptive trading by monitoring both the dollar amount and the frequency of transfers. Currently we flag Contracts with transfers of $100,000 or more, and review daily transfer activity in the Contract for a specified period. The review applies to all transactions in or out of a variable Investment Option offered through the Contract. Currently we also monitor Contracts that have a transfer into a variable Investment Option, followed by a transfer out of the variable Investment Option in less than 21 calendar days. We also consider any concerns brought to our attention by the investment advisers and/or subadvisers of the Investment Options. We may change our transfer monitoring procedures and parameters (or use different or additional parameters and procedures) at any time without prior notice to any party.

Currently we attempt to deter disruptive trading as follows. If a Contract Owner's transfer(s) exceeds one of the transfer monitoring parameters, or is otherwise identified as potentially disruptive trading, we may (but are not required to) send the owner a warning letter. We may also impose transfer restrictions. If we impose transfer restrictions we may refuse to take orders by fax, telephone, or other electronic format, and require owners to submit all transfer requests via first-class U.S. mail. We also reserve the right to impose transfer restrictions on a Contract if it has fewer or less frequent transfers, or if the transfers are of a lesser amount than what is discussed above if we determine, in our sole opinion, that the transfers are disadvantageous to other owners. We will notify a Contract Owner in writing if we impose transfer restrictions.

We do not include automatic transfers made under any programs we provide or automatic transfers made under any of your Contract features when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Contract Owners from the potential affects of disruptive trading, while also abiding by Contract Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to protect Contract Owner's interests in making legitimate transfers and by providing reasonable and convenient methods of making transfers that do not harm other Contract Owners.

We currently may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the USAZ Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or electronic transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:

o our monitoring will be 100% successful in detecting all potentially disruptive trading activity,

o our transfer parameters are appropriate to prevent potentially disruptive trading, and

o revoking a Contract Owner's telephone, fax or other electronic transfer privileges will successfully deter all potentially disruptive trading.

Certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.

VOTING PRIVILEGES


We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Contract Owners have voting privileges under the Contract. Annuitants, Beneficiaries and other persons have no voting privileges unless they are also the owner.

We determine your voting interest in the Investment Options as follows:

o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount Accumulation Units in your Contract on the record date. We count fractional votes.

o    We will determine the number of shares that you can vote.

o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

6. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the variable payout option of this Contract that will reduce your investment return. These charges and expenses are:

SEPARATE ACCOUNT EXPENSES

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. This charge compensates us for all the insurance benefits provided by your Contract. For example, our contractual obligation to make Annuity Payments, our responsibility to pay for certain expenses related to the Contract, and our assumption of the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in an Investment Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of an Investment Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee or as set forth in your contract. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

            Contract Year        Charge
            ---------------------------
                  1                5%
                  2                5%
                  3                4%
                  4                3%
                  5                2%
          6 (& thereafter)         1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

PREMIUM TAXES


Some states and other governmental entities (for example., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value for them. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice to not charge you for these taxes until Annuity Payments begin, you make a full withdrawal or you die. We may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.


INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Tables and in the table of annual operating expenses for each Investment Option table in appendix A of this prospectus and the Investment Option prospectuses.

7. TAXES
--------------------------------------------------------------------------------

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. We currently issue the following types of Qualified Contracts:

o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase.

o Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
     (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.


o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts and funds from plans under the several Internal Revenue Code sections identified in our 403 (b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.


Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the issue date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator (TPA) to act on its behalf. All tax reporting will be the responsibility of the plan.

Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS


Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of
Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.


DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS


You, as the Owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs, either as a withdrawal or as Annuity Payments. Section 72 of the Code governs treatment of distribution. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the payee has received all of the Purchase Payment are fully included in income.


If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.


Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:


1)   paid on or after you reach age 59 1/2

2)   paid after you die;

3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)   paid as annuity payments under an immediate annuity; or

6)   which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue Service (IRS)concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the (IRS) will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

DISTRIBUTIONS -- QUALIFIED CONTRACTS


Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. Section 72 of the Code governs treatment of distribution from Qualified Contracts. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:


(a) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;

(b) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in

     Section 72(m)(7) of the Code);

(c) after separation from service distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e)  distributions made on account of an IRS levy upon the Qualified Contract;

(f) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

The exception stated in (c) above applies to an IRA with out the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the tax penalty applies. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.


ASSIGNMENTS, PLEDGES AND GRAUITOUS TRANSFERS


Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income. The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.


DEATH BENEFITS


Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply. For more information, please see the Death Benefit section.


DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

If you have chosen a variable payout, Annuity Option 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under certain circumstances described below.


Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Investment Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Investment Options) to the end of the period certain using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your contract. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.


After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee, or as set forth in your contract. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

Income taxes and tax penalties may apply to any liquidation you make.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the any Fixed Account Option for the period permitted by law but not for more than six months.

9. ILLUSTRATIONS
--------------------------------------------------------------------------------


In order to help you  understand  how your  Contract  Values  vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. Allianz Life may also provide illustrations to Contract Owners or prospective Contract Owners to show how performance can affect Annuity Payments. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark, or combination of benchmarks, to show how values may vary.


The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration at any time by contacting your registered representative.


We also may provide Contract Owners or prospective Contract Owners with information on various topics, including information on the economy, investment strategies and techniques (for example, the advantages and disadvantages of investing in tax-deferred and taxable investments), financial management and tax and retirement planning, other investment alternatives--including comparisons between the Contract and the characteristics of such investment alternatives--and illustrations demonstrating the benefits and risks of other lifetime income strategies using probability analysis.


10. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:

1.   in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.

11. OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE


Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We offer fixed and variable life insurance and annuities and group life, accident and health insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding, which is a provider of integrated financial services.


THE SEPARATE ACCOUNT

Allianz Life established Allianz Life Variable Account B (Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account Option. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into sub-accounts each of which invests exclusively in a single Investment Option.


Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life.


DISTRIBUTION


USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. USAllianz is not a member of Securities Investors Protection Corporation. More information about USAllianz is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate USAllianz for the distribution and sale of the Contracts. USAllianz does not itself sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, USAllianz Securities, Inc., is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to USAllianz under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments equal 0.25% of an Investment Option's average daily net assets for the most recent fiscal year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to USAllianz or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 4.0% of Purchase Payments. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 4.0% of Purchase Payments).

We may fund USAllianz' operating and other expenses, including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz' management team; and other expenses associated with the Contracts.
Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with USAllianz. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We and/or USAllianz may pay certain selling firms additional marketing support allowances for:

o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives; and
o    other sales expenses incurred by them.

We and/or USAllianz may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/THE SERVICE CENTER

Delaware Valley Financial Services, LLC. (DVFS), performs certain administrative services regarding the Contracts. DVFS is a wholly-owned subsidiary of Allianz Life. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania.

The administrative services performed by the Service Center include:

o    Issuance of the Contracts,

o    Maintenance of Contract Owner records,

o Processing and mailing of account statements and other mailings to Contract Owners, and

o    Routine customer service including:

          -Responding to Contract Owner correspondence and inquiries,

          -Processing of Contract changes,

          -Processing withdrawal requests (both partial and total) and

          -Processing annuitization requests.

We compensate DVFS, based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call 1-800-542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

12.GlOSSARY
--------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

Annuitant - the natural person upon whose life the Annuity Payments are based. The Contract Owner is the Annuitant. If the Contract is not owned jointly, the Contract Owner can name a Joint Annuitant. If the Contract is owned jointly, each Joint Owner is also a Joint Annuitant.

Annuity Calculation Date - the date we calculate your first Annuity Payment. The Annuity Calculation Date will be no more than ten business days before the Income Date.

Annuity Options - the income or payout options available under your Contract.

Annuity Payments - payments made by us to the payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

Annuity Unit - the units into which we convert amounts invested in the subaccounts on or after the Annuity Calculation Date.

Beneficiary - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.


Business Day - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


Contract - an immediate annuity contract that allows you to accumulate money tax deferred by making one Purchase Payment. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Owner - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Each Contract Owner is also an Annuitant.

Fixed Payment Option -part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

Income Date - the date that you begin receiving Annuity Payments under your Contract. This date must be the first or fifteenth day of a calendar month.

Investment Choices - the variable Investment Options and any Fixed Account options available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future. You can make transfers between Investment Choices as permitted. See section 5, Investment Options

Investment Options - the variable Investment Choices available under the Separate Account. You may not invest in more than 15 Investment Options at any one time.

Non-Qualified - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Payout Phase - the phase your Contract is in once Annuity Payments begin.


Payee - The Payee is the person or entity you designate to receive Annuity Payments. An owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the owner. The owner can change the Payee at any time.


Purchase Payment - the money you put in the Contract.

Qualified Contract - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers").

Separate Account - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

Total Liquidation Value - the present value of the remaining guaranteed number of variable Annuity Payments commuted at the AIR, less a commutation fee, or as set forth in your Contract. This may also be referred to as the "total withdrawal value."

VIP Unit - the units into which we convert amounts invested in the subaccounts before the Annuity Calculation Date.

13. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Allianz Life.....................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Federal Tax Status...............................   3
       General...................................   3
       Diversification...........................   3
           Qualified Contracts...................   3
       Tax Treatment of Distributions -
           Qualified Contracts...................   3
       Income Tax Withholding....................   4
Annuity Provisions...............................   4
       Fixed Annuity Payout......................   5
Financial Statements.............................   6

14. PRIVACY NOTICE
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A notice about your nonpublic financial and health information (February 2004)

Privacy Notice Revisions

Our privacy practices have not changed since our previous notice. The only change we have made was to the Allianz Life(R) family of companies list shown at the end of this notice.

We care about your privacy!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

We collect the following information:

o Information from you--received from our insurance and annuity applications, claim forms or other forms ; examples are: your name; address; and date of birth;

o Information about your transactions with us-- examples are: your account balances; and your payment history;

o Information from third parties--from consumer reporting agencies; examples are:

     credit reports; and employment data.

We may disclose the following information:

We disclose information such as your name; address; and policy information:

o    To  our  service   providers--such   as  persons  who:  collect   premiums;
     investigate claims; and administer benefits;

     As permitted by law--examples are: to government regulators; to law enforcement agencies; and related to court orders;

o Other circumstances--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

Confidentiality and security of your information:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.

o If we become aware that any of your information is incorrect, we will make an effort to correct it.

o    We do not sell your information to others.

Information about our former customers:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

The following applies only to AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, and VA residents:

o    You have a right to access and request correction of your

o information that is retained by us. Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

The following applies only to Massachusetts residents (in addition to the above provisions):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life(R).

The following applies only to Montana residents (in addition to the above provisions):

o You are entitled to receive, upon request to Allianz Life, a record of any subsequent disclosures of medical record information made by Allianz Life, including the following:

1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2. The date of the receipt or examination; and To the extent practicable, a description of the

3.   information disclosed. Notification of change:

If we revise our privacy practices in the future, we will notify you prior to the changes.

Allianz Life(R) contact information:

If you have any questions or concerns about our privacy policies or procedures, please write, call, or E-mail:

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800/328-5600
www.allianzlife.com

Allianz Life Family of Companies:
o    Allianz Life Insurance Company of North America
o    USAllianz Investor Services, LLC
o    Allianz Individual Insurance Group, LLC.

                                                           M40018 (R-2/2004)

Appendix A: Annual Expenses For Each Investment Option
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This table  describes in detail the annual  expenses for each of the  Investment
Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life.


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                                                            Annual operating expenses before fee                    Total annual
--------------------------------------------------------     waivers or expense reimbursements                        operating
                                                                                                      Amount of    expenses after
                                                                                                     contractual     contractual
                                                                                                     fee waivers   fee waivers or
                                                                                                         and           expense
Variable Investment Option                                                                          reimbursements reimbursements
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                                                         Management    12b-1     Other
                                                            fees       fees*   expenses     Total
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USAZ AIM Basic Value Fund (1), (7)                           .75%        .25%      .28%      1.28%        .08%          1.20%
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1), (7)                             .80         .25       .33       1.38         .18           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1), (7)               .85         .25       .53       1.63         .33           1.30
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USAZ AIM International Equity Fund  (1), (7)                 .90         .25      1.00       2.15         .70           1.45
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Davis VA Financial Portfolio (7)                             .75         --        .15        .90          --            .90
-----------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio (7)                                 .75         --        .07        .82          --            .82
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USAZ Davis NY Venture Fund - Class 1 (1), (8), (9)           .75         --        .40       1.15         .20            .95
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Davis NY Venture Fund - Class 2 (1), (8)                .75         .25       .39       1.39         .19           1.20
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio - Service         .35         .25       --         .60          --            .60
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Service  Shares                   .25         .25       .02        .52          --            .52
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Founders Growth and Income Fund (1)             .86         .25       .28       1.39         .19           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 1          .90         --        .40       1.30         .20           1.10
(1), (6), (8), (9)
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 2          .90         .25       .40       1.55         .20           1.35
(1), (6), (8)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class       .59         --        .05        .64          --            .64
1 (2)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 1         .50         --        .03        .53          --            .53
(2)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 1 (2)                      .58         --        .04        .62          --            .62
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 1 (2)                .48         --        .03        .51          --            .51
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 1 (2)      .75         --        .04        .79          --            .79
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 1 (2)                      .50         --        .03        .53          --            .53
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 1          .74         --        .03        .77         .01            .76
(2), (3)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 1 (3)                        .51         --        .29        .80         .04            .76
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 1 (3)       .57         --        .19        .76         .02            .74
-----------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 1 (2)                  .50         --        .03        .53          --            .53
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 -  Class 1 (2)                .62         --        .06        .68          --            .68
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (2)                 .61         --        .04        .65          --            .65
Mutual Discovery Securities Fund - Class  1                  .80         --        .24       1.04          --           1.04
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class  1                     .60         --        .20        .80          --            .80
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1      1.25         --        .30       1.55          --           1.55
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1 (3)              .69         --        .22        .91         .04            .87
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class  1 (2)              .81         --        .07        .88          --            .88
-----------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2 (7)                 .75         --        .60       1.35          --           1.35
-----------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio -  Class      .90         --       1.15       2.05          --           2.05
2 (4), (7)
-----------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio - Class      .85         --        .70       1.55          --           1.55
2  (7)
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (7)                    .63         --        .04        .67          --            .67
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA (7)                          .73         --        .03        .76          --            .76
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA (7)                          .68         --        .02        .70          --            .70
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                    .85         .25       .29       1.39         .04           1.35
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Technologies Fund (1)              .90         .25       .39       1.54         .19           1.35
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 1 (1), (6), (8),        .90         --        .80       1.70         .50           1.20
(9)
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 2 (1), (6), (8)         .90         .25       .80       1.95         .50           1.45
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer International Growth Fund (1)               .88         .25       .78       1.91         .46           1.45
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 1 (1), (6),        .80         --        .40       1.20         .25            .95
(8), (9)
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 2 (1), (6),        .80         .25       .40       1.45         .25           1.20
(8)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio - Admin. Class (5), (6),       .20         --      11.32      11.52       10.32           1.20
(7)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (7)            .25         --        .50        .75          --            .75
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Admin Class (7)            .25         --        .41        .66          --            .66
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -           .40         --        .25        .65          --            .65
Admin. Class (7)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Admin Class (7)           .25         --        .40        .65          --            .65
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1)                      .75         .25       .60       1.60         .25           1.35
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                   .75         .25       .32       1.32         .12           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                         .75         .25       .25       1.25          --           1.25
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                               .75         .25       .27       1.27         .07           1.20
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1 (7)            1.00         --        .16       1.16          --           1.16
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                       .35         .25       .28        .88         .01            .87
-----------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                  .90         .25       .36       1.51         .21           1.30
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                            .77         .25       .26       1.28         .08           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                     .85         .25       .28       1.38         .18           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Equity and Income Fund (1), (6)              .75         .25       .40       1.40         .20           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1)                    .95         .25       .50       1.70         .25           1.45
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                   .77         .25       .27       1.29         .09           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                              .85         .25       .38       1.48         .18           1.30
-----------------------------------------------------------------------------------------------------------------------------------





* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote
     (8).
(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2005. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ within the previous three years.
(2)  The Fund administration fee is paid indirectly through the management fee.
(3) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.04%, 0.02% and 0.04%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.
(4) The investment adviser voluntarily agreed to reimburse "other expenses" that exceeded 1.41% for the year ended December 31, 2003. These reimbursements are voluntary and may be terminated at any time.
(5) PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(6) The USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, USAZ Oppenheimer Main Street Fund, PIMCO VIT All Asset Portfolio and the USAZ Van Kampen Equity and Income Fund commenced operations as of May 1, 2004. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.
(7) We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis.
(8) The USAZ Davis NY Venture Fund, USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, and the USAZ Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(9)  Not currently available.

APPENDIX B- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the SAI. The table below gives per unit information for the periods indicated. The number of accumulation units outstanding for each fund is reflected as zero since the units are immediately annuitized. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the SAI.


---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
(Number of units in thousands)            USAZ AIM    USAZ AIM      USAZ AIM      USAZ AIM     Davis VA     Davis VA    USAZ Davis
                                                                      Dent
                                                                   Demographic   Internationa
Investment Options:                      Basic Value  Blue Chip      Trends        Equity      Financial      Value     NY Venture
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2003                      $7.565      $8.016         $7.549       $8.084       $9.652       $7.967       $7.808
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of          9.923       9.833         10.159       10.135       12.578       10.193        9.965
period                                             0           0              0            0            0            0            0
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2002
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA      $10.443
Number of units outstanding at end of         $7.565      $8.016         $7.549       $8.084       $9.652       $7.967       $7.808
period                                             0           0              0            0            0            0            0
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2001
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA           NA
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA      $10.443
period                                            NA          NA             NA           NA           NA           NA            0
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2000
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA           NA
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA           NA
period                                            NA          NA             NA           NA           NA           NA           NA
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1999
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA           NA
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA           NA
period                                            NA          NA             NA           NA           NA           NA           NA
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1998
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA           NA
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA           NA
period                                            NA          NA             NA           NA           NA           NA           NA
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1997
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA           NA
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA           NA
period                                            NA          NA             NA           NA           NA           NA           NA
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1996
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA           NA
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA           NA
period                                            NA          NA             NA           NA           NA           NA           NA
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1995
Unit value at beginning of period
Unit value at end of period                       NA          NA             NA           NA           NA           NA           NA
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA           NA
period                                            NA          NA             NA           NA           NA           NA           NA
---------------------------------------- ------------ ----------- -------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1994                          NA          NA             NA           NA           NA           NA           NA
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of             NA          NA             NA           NA           NA           NA           NA
period                                            NA          NA             NA           NA           NA           NA           NA
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
(Number of units in thousands)           Dreyfus IP   Dreyfus    USAZ         Franklin         Franklin    Franklin     Franklin
                                                                 Dreyfus                       Growth
                                         Small Cap               Founders     Global           and
Investment Options:                      Stock        Stock      Growth and   Communications   Income                   Income
                                         Index        Index      Income       Securities       Securities  High Income  Securities
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 2003                      $7.603     $8.174       $7.193          $11.828     $24.484      $16.441      $28.102
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of         10.330     10.346        8.813           16.384      30.436       21.319       36.607
period                                             0          0            0                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 2002
Unit value at beginning of period
Unit value at end of period                       NA         NA      $10.526          $17.979     $29.393      $18.433      $28.604
Number of units outstanding at end of         $7.603     $8.174       $7.193          $11.828     $24.484      $16.441      $28.102
period                                             0          0            0                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 2001
Unit value at beginning of period
Unit value at end of period                       NA         NA           NA          $25.770     $30.424      $17.930      $28.728
Number of units  outstanding  at end of           NA         NA      $10.526          $17.979     $29.393      $18.433      $28.604
period                                            NA         NA            0                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 2000
Unit value at beginning of period
Unit value at end of period                       NA         NA           NA          $38.917     $26.147      $20.900      $24.323
Number of units  outstanding  at end of           NA         NA           NA          $25.770     $30.424      $17.930      $28.728
period                                            NA         NA           NA                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 1999
Unit value at beginning of period
Unit value at end of period                       NA         NA           NA          $28.308     $26.226      $21.208      $25.122
Number of units  outstanding  at end of           NA         NA           NA          $38.917     $26.147      $20.900      $24.323
period                                            NA         NA           NA                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 1998
Unit value at beginning of period
Unit value at end of period                       NA         NA           NA          $25.818     $24.551      $21.312      $25.065
Number of units  outstanding  at end of           NA         NA           NA          $28.308     $26.226      $21.208      $25.122
period                                            NA         NA           NA                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ ----------
Year Ended Dec. 31, 1997
Unit value at beginning of period
Unit value at end of period                       NA         NA           NA          $20.654     $19.490      $19.375      $21.708
Number of units  outstanding  at end of           NA         NA           NA          $25.818     $24.551      $21.312      $25.065
period                                            NA         NA           NA                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 1996
Unit value at beginning of period
Unit value at end of period                       NA         NA           NA          $19.565     $17.310      $17.252      $19.785
Number of units  outstanding  at end of           NA         NA           NA          $20.654     $19.490      $19.375      $21.708
period                                            NA         NA           NA                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 1995
Unit value at beginning of period
Unit value at end of period                       NA         NA           NA          $15.104     $13.215      $14.608      $16.392
Number of units  outstanding  at end of           NA         NA           NA          $19.565     $17.310      $17.252      $19.785
period                                            NA         NA           NA                0           0            0            0
---------------------------------------- ------------ ---------- ------------ ---------------- ----------- ------------ -----------
Year Ended Dec. 31, 1994                          NA         NA           NA          $17.319     $13.677                   $17.734
Unit value at beginning of period
Unit value at end of period                                                                                    $15.155
Number of units  outstanding  at end of           NA         NA           NA          $15.104     $13.215      $14.608      $16.392
period                                            NA         NA           NA                0           0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
(Number of units in thousands)           Franklin     Franklin     Franklin      Franklin     Franklin     Franklin     Franklin
                                         Large Cap                 Rising                     Small Cap
                                         Growth                    Dividends                  Value        U.S.         Zero
Investment Options:                      Securities   Real Estate  Securities    Small Cap    Securities   Government   Coupon 2005
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2003                     $14.020      $29.929       $24.586      $14.104       $9.648      $23.592      $30.039
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of       17.576       40.162        30.276       19.138       12.603       23.830       30.218
period                                             0            0             0            0            0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2002
Unit value at beginning of period
Unit value at end of period                  $18.450      $29.684       $25.266      $20.009      $10.758      $21.733      $27.667
Number of units  outstanding  at end of      $14.020      $29.929       $24.586      $14.104       $9.648      $23.592      $30.039
period                                             0            0             0            0            0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2001
Unit value at beginning of period
Unit value at end of period                  $21.085      $27.827       $22.497      $23.878       $9.553      $20.481      $25.758
Number of units  outstanding  at end of      $18.450      $29.684       $25.266      $20.009      $10.758      $21.733      $27.667
period                                             0            0             0            0            0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2000
Unit value at beginning of period
Unit value at end of period                  $20.218      $21.386       $18.846      $28.353       $7.736
Number of units  outstanding  at end of      $21.085      $27.827       $22.497      $23.878       $9.553      $18.574      $23.205
period                                             0            0             0            0            0      $20.481      $25.758
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1999
Unit value at beginning of period
Unit value at end of period                  $15.574      $23.107       $21.165      $14.600       $7.717      $19.014      $25.003
Number of units  outstanding  at end of      $20.218      $21.386       $18.846      $28.353       $7.736      $18.574      $23.205
period                                             0            0             0            0            0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1998
Unit value at beginning of period
Unit value at end of period                  $13.130      $28.169       $20.074      $14.952     $10.000*      $17.947      $22.532
Number of units  outstanding  at end of      $15.574      $23.107       $21.165      $14.600       $7.717      $19.014      $25.003
period                                             0            0             0            0            0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1997
Unit value at beginning of period
Unit value at end of period                  $11.254      $23.668       $15.303      $12.913           NA      $16.650      $20.517
Number of units  outstanding  at end of      $13.130      $28.169       $20.074      $14.952           NA      $17.947      $22.532
period                                             0            0             0            0           NA            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1996
Unit value at beginning of period
Unit value at end of period                  $10.000      $18.073       $12.498      $10.146           NA      $16.298      $20.914
Number of units  outstanding  at end of      $11.254      $23.668       $15.303      $12.913           NA      $16.650      $20.517
period                                             0            0             0            0           NA            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1995
Unit value at beginning of period
Unit value at end of period                       NA      $15.594        $9.769     $10.000*           NA      $13.835      $16.096
Number of units  outstanding  at end of           NA      $18.073       $12.498      $10.146           NA      $16.298      $20.914
period                                            NA            0             0            0           NA            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1994                          NA      $15.369       $10.327           NA           NA      $14.698      $18.050
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of           NA      $15.594        $9.769           NA           NA      $13.835      $16.096
period                                            NA            0             0           NA           NA            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
(Number of units in thousands)           Franklin     Mutual       Mutual        Templeton    Templeton    Templeton    Jennison
                                                                                 Developing
                                         Zero         Discovery    Shares        Markets      Foreign      Growth
Investment Options:                      Coupon 2010  Securities   Securities    Securities   Securities   Securities   20/20 Focus
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2003                     $34.892      $13.246       $13.685       $7.576      $14.428      $15.357       $8.194
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of       35.643       16.875        16.933       11.485       18.859       20.083       10.407
period                                             0            0             0            0            0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2002
Unit value at beginning of period
Unit value at end of period                  $29.462      $14.771       $15.692       $7.679      $17.932      $19.066           NA
Number of units  outstanding  at end of      $34.892      $13.246       $13.685       $7.576      $14.428      $15.357       $8.194
period                                             0            0             0            0            0            0            0
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2001
Unit value at beginning of period
Unit value at end of period                  $28.289      $14.922       $14.831       $8.473      $21.586      $19.529           NA
Number of units  outstanding  at end of      $29.462      $14.771       $15.692       $7.679      $17.932      $19.066           NA
period                                             0            0             0            0            0            0           NA
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2000
Unit value at beginning of period
Unit value at end of period                  $24.164      $13.701       $13.237       $12.18      $23.022      $19.466           NA
Number of units  outstanding  at end of      $28.289      $14.922       $14.831       $8.473      $21.586      $19.529           NA
period                                             0            0             0            0            0            0           NA
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1999
Unit value at beginning of period
Unit value at end of period                  $27.920      $11.226       $11.837       $7.993      $18.437      $16.309           NA
Number of units  outstanding  at end of      $24.164      $13.701       $13.237      $12.188      $23.022      $19.466           NA
period                                             0            0             0            0            0            0           NA
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1998
Unit value at beginning of period
Unit value at end of period                  $24.740      $11.983       $11.993      $10.340      $17.711      $15.176           NA
Number of units  outstanding  at end of      $27.920      $11.226       $11.837       $7.993      $18.437      $16.309           NA
period                                             0            0             0            0            0            0           NA
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1997
Unit value at beginning of period
Unit value at end of period                  $21.522      $10.180       $10.330      $11.487      $16.081      $13.560           NA
Number of units  outstanding  at end of      $24.740      $11.983       $11.993      $10.340      $17.711      $15.176           NA
period                                             0            0             0            0            0            0           NA
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1996
Unit value at beginning of period
Unit value at end of period                  $22.431     $10.000*      $10.000*       $9.582      $13.263      $11.339           NA
Number of units  outstanding  at end of      $21.522      $10.180       $10.330      $11.487      $16.081      $13.560           NA
period                                             0            0             0            0            0            0           NA
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1995
Unit value at beginning of period
Unit value at end of period                  $15.930           NA            NA       $9.454      $12.161      $10.201           NA
Number of units  outstanding  at end of      $22.431           NA            NA       $9.582      $13.263      $11.339           NA
period                                             0           NA            NA            0            0            0           NA
---------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1994                     $18.144           NA            NA     $10.000*      $12.226     $10.000*           NA
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of      $15.930           NA            NA       $9.454      $12.161      $10.201           NA
period                                             0           NA            NA            0            0            0           NA
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- --------
(Number of units in thousands)           SP                       Oppen           Oppen        Oppen        USAZ Oppen   USAZ Oppen


                                         Strategic  SP William                                                            heimer
Investment Options:                      Partners   Blair Inter                                             heimer        Emerging
                                         Focused    national      heimer Global   heimer       heimer       Emerging      Tech
                                         Growth     Growth        Securities      High Income  Main Street  Growth        nologies
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- ---------
Year Ended Dec. 31, 2003                    $4.851        $4.079          $6.912       $9.223       $6.682        $8.014     $6.238
Unit value at beginning of period                          5.597
Unit value at end of period                                    0
Number of units  outstanding  at end of      6.001                         9.748       11.273        8.349        12.805     8.732
period                                           0                             0            0            0             0          0
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- ---------
Year Ended Dec. 31, 2002                                  $5.361
Unit value at beginning of period                         $4.079
Unit value at end of period                 $6.605             0              NA           NA           NA        NA       $10.746
Number of units  outstanding  at end of     $4.851                        $6.912       $9.223       $6.682    $8.014        $6.238
period                                           0                             0            0            0         0             0
---------------------------------------- ---------- ------------- --------------- ------------ ------------ --------- -------------
Year Ended Dec. 31, 2001                                  $8.485
Unit value at beginning of period                         $5.361
Unit value at end of period                 $7.949             0              NA           NA           NA        NA            NA
Number of units  outstanding  at end of     $6.605                        $6.912       $9.223       $6.682    $8.014       $10.746
period                                           0                             0            0            0         0             0
---------------------------------------- ---------- ------------- --------------- ------------ ------------ --------- -------------
Year Ended Dec. 31, 2000                                $10.000*
Unit value at beginning of period                         $8.485
Unit value at end of period               $10.000*             0              NA           NA           NA        NA            NA
Number of units  outstanding  at end of     $7.949                            NA           NA           NA        NA            NA
period                                           0                            NA           NA           NA        NA            NA
---------------------------------------- ---------- ------------- --------------- ------------ ------------ --------- -------------
Year Ended Dec. 31, 1999                                      NA
Unit value at beginning of period                             NA
Unit value at end of period                     NA            NA              NA           NA           NA       NA            NA
Number of units  outstanding  at end of         NA                            NA           NA           NA       NA            NA
period                                          NA                            NA           NA           NA       NA            NA
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ---------- -----------
Year Ended Dec. 31, 1998                                      NA
Unit value at beginning of period                             NA
Unit value at end of period                     NA            NA              NA           NA           NA         NA            NA
Number of units  outstanding  at end of         NA                            NA           NA           NA         NA            NA
period                                          NA                            NA           NA           NA         NA            NA
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- --------
Year Ended Dec. 31, 1997                                      NA
Unit value at beginning of period                             NA
Unit value at end of period                     NA            NA              NA           NA           NA            NA         NA
Number of units  outstanding  at end of         NA                            NA           NA           NA            NA         NA
period                                          NA                            NA           NA           NA            NA         NA
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- ---------
Year Ended Dec. 31, 1996                                      NA
Unit value at beginning of period                             NA
Unit value at end of period                     NA            NA              NA           NA           NA            NA        NA
Number of units  outstanding  at end of         NA                            NA           NA           NA            NA        NA
period                                          NA                            NA           NA           NA            NA        NA
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- ---------
Year Ended Dec. 31, 1995                                      NA
Unit value at beginning of period                             NA
Unit value at end of period                     NA            NA              NA           NA           NA            NA         NA
Number of units  outstanding  at end of         NA                            NA           NA           NA            NA         NA
period                                          NA                            NA           NA           NA            NA         NA
---------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- --------------
Year Ended Dec. 31, 1994                        NA            NA              NA           NA           NA            NA         NA
Unit value at beginning of period                             NA
Unit value at end of period                                   NA
Number of units  outstanding  at end of         NA                            NA           NA           NA            NA         NA
period                                          NA                            NA           NA           NA            NA         NA
---------------------------------------- ---------- ------------- --------------- ------------ ------------ ------------- ---------




(Number of units in thousands)           USAZ           PIMCO      PIMCO VIT     PIMCO VIT    PIMCO VIT    USAZ PIMCO   USAZ PIMCO
                                         Oppenheimer  StocksPLUS
                                         International  VIT High                 Growth and   Total        NFJ Small    PEA Growth
Investment Options:                      Growth         Yield      Real Return   Income       Return       Cap Value    and Income
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2003                        $8.683     $9.684            NA       $6.503      $12.606           NA       $8.111
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of         11.454     11.737       $10.516        8.361       13.057      $12.718       10.069
period                                               0          0             0            0            0            0            0
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2002
Unit value at beginning of period
Unit value at end of period                    $10.227     $9.941            NA       $8.266      $11.720           NA      $10.140
Number of units  outstanding  at end of         $8.683     $9.684            NA       $6.503      $12.606           NA        8.111
period                                               0          0            NA            0            0           NA            0
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2001
Unit value at beginning of period
Unit value at end of period                         NA         NA            NA           NA           NA           NA           NA
Number of units  outstanding  at end of        $10.227     $9.941            NA       $8.266      $11.720           NA      $10.140
period                                               0          0            NA            0            0           NA            0
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2000
Unit value at beginning of period
Unit value at end of period                         NA         NA            NA           NA           NA           NA           NA
Number of units  outstanding  at end of             NA         NA            NA           NA           NA           NA           NA
period                                              NA         NA            NA           NA           NA           NA           NA
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1999
Unit value at beginning of period
Unit value at end of period                         NA         NA            NA           NA           NA           NA           NA
Number of units  outstanding  at end of             NA         NA            NA           NA           NA           NA           NA
period                                              NA         NA            NA           NA           NA           NA           NA
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1998
Unit value at beginning of period
Unit value at end of period                         NA         NA            NA           NA           NA           NA           NA
Number of units  outstanding  at end of             NA         NA            NA           NA           NA           NA           NA
period                                              NA         NA            NA           NA           NA           NA           NA
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1997
Unit value at beginning of period
Unit value at end of period                         NA         NA            NA           NA           NA           NA           NA
Number of units  outstanding  at end of             NA         NA            NA           NA           NA           NA           NA
period                                              NA         NA            NA           NA           NA           NA           NA
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1996
Unit value at beginning of period
Unit value at end of period                         NA         NA            NA           NA           NA           NA           NA
Number of units  outstanding  at end of             NA         NA            NA           NA           NA           NA           NA
period                                              NA         NA            NA           NA           NA           NA           NA
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1995
Unit value at beginning of period
Unit value at end of period                         NA         NA            NA           NA           NA           NA           NA
Number of units  outstanding  at end of             NA         NA            NA           NA           NA           NA           NA
period                                              NA         NA            NA           NA           NA           NA           NA
---------------------------------------- -------------- ---------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1994                            NA         NA            NA           NA           NA           NA           NA
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of             NA         NA            NA           NA           NA           NA           NA
period                                              NA         NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
(Number of units in thousands)           USAZ PIMCO    USAZ        Seligman      USAZ Money   USAZ Van     USAZ Van     USAZ Van
                                                                                              Kampen                    Kampen
                                         PEA           PIMCO PEA   Small-Cap                  Aggressive   Kampen       Emerging
Investment Options:                      Renaissance   Value       Value         Market       Growth       Comstock     Growth
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2003                       $8.123      $8.100       $13.897      $10.521       $5.353       $7.387       $6.096
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of          12.709      11.598        20.548       10.410        7.263        9.508        7.610
period                                              0           0             0            0            0            0            0
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2002
Unit value at beginning of period
Unit value at end of period                   $10.995     $10.938            NA      $10.580       $8.024       $9.330       $9.134
Number of units outstanding at end of          $8.123      $8.100       $13.897      $10.521       $5.353       $7.387       $6.096
period                                              0           0             0            0            0            0            0
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2001
Unit value at beginning of period
Unit value at end of period                        NA          NA            NA           NA           NA           NA           NA
Number of units outstanding at end of         $10.995     $10.938            NA      $10.580       $8.024       $9.349       $9.134
period                                              0           0            NA            0            0            0            0
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 2000
Unit value at beginning of period
Unit value at end of period                        NA          NA            NA           NA           NA           NA           NA
Number of units outstanding at end of              NA          NA            NA           NA           NA           NA           NA
period                                             NA          NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1999
Unit value at beginning of period
Unit value at end of period                        NA          NA            NA           NA           NA           NA           NA
Number of units outstanding at end of              NA          NA            NA           NA           NA           NA           NA
period                                             NA          NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1998
Unit value at beginning of period
Unit value at end of period                        NA          NA            NA           NA           NA           NA           NA
Number of units outstanding at end of              NA          NA            NA           NA           NA           NA           NA
period                                             NA          NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1997
Unit value at beginning of period
Unit value at end of period                        NA          NA            NA           NA           NA           NA           NA
Number of units outstanding at end of              NA          NA            NA           NA           NA           NA           NA
period                                             NA          NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1996
Unit value at beginning of period
Unit value at end of period                        NA          NA            NA           NA           NA           NA           NA
Number of units outstanding at end of              NA          NA            NA           NA           NA           NA           NA
period                                             NA          NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1995
Unit value at beginning of period
Unit value at end of period                        NA          NA            NA           NA           NA           NA           NA
Number of units outstanding at end of              NA          NA            NA           NA           NA           NA           NA
period                                             NA          NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------
Year Ended Dec. 31, 1994                           NA          NA            NA           NA           NA           NA           NA
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of              NA          NA            NA           NA           NA           NA           NA
period                                             NA          NA            NA           NA           NA           NA           NA
---------------------------------------- ------------- ----------- ------------- ------------ ------------ ------------ -----------

---------------------------------------- ------------ ------------ -------------
(Number of units in thousands)           USAZ Van     USAZ Van     USAZ Van
                                         Kampen       Kampen
                                         Global       Growth and   Kampen
Investment Options:                      Franchise    Income       Growth
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 2003                          NA       $8.131        $7.112
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of      $12.274       10.219         9.007
period                                             0            0             0
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 2002
Unit value at beginning of period
Unit value at end of period                       NA       $9.667        $9.134
Number of units  outstanding  at end of           NA       $8.131        $7.112
period                                            NA            0             0
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 2001
Unit value at beginning of period
Unit value at end of period                       NA           NA            NA
Number of units  outstanding  at end of           NA       $9.667        $9.520
period                                            NA            0             0
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 2000
Unit value at beginning of period
Unit value at end of period                       NA           NA            NA
Number of units  outstanding  at end of           NA           NA            NA
period                                            NA           NA            NA
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 1999
Unit value at beginning of period
Unit value at end of period                       NA           NA            NA
Number of units  outstanding  at end of           NA           NA            NA
period                                            NA           NA            NA
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 1998
Unit value at beginning of period
Unit value at end of period                       NA           NA            NA
Number of units  outstanding  at end of           NA           NA            NA
period                                            NA           NA            NA
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 1997
Unit value at beginning of period
Unit value at end of period                       NA           NA            NA
Number of units  outstanding  at end of           NA           NA            NA
period                                            NA           NA            NA
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 1996
Unit value at beginning of period
Unit value at end of period                       NA           NA            NA
Number of units  outstanding  at end of           NA           NA            NA
period                                            NA           NA            NA
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 1995
Unit value at beginning of period
Unit value at end of period                       NA           NA            NA
Number of units  outstanding  at end of           NA           NA            NA
period                                            NA           NA            NA
---------------------------------------- ------------ ------------ -------------
Year Ended Dec. 31, 1994                          NA           NA            NA
Unit value at beginning of period
Unit value at end of period
Number of units  outstanding  at end of           NA           NA            NA
period                                            NA           NA            NA
---------------------------------------- ------------ ------------ -------------

The USAZ  Dreyfus  Premier  Small  Cap  Value,  USAZ  Oppenheimer  Global,  USAZ
Oppenheimer Main Street, PIMCO VIT All Asset and USAZ Van Kampen Equity and Income Investment Options commenced operations under this Contract as of May 1, 2004, therefore no Accumulation Units are shown for these Investment Options.

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how your Contract values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     Public Reference Section of the Commission
     450 Fifth Street NW
     Washington, DC 20549-0102

You can contact us at:
     Allianz Life Insurance Company of North America
     5701 Golden Hills Drive
     Minneapolis, MN  55416
     1-800-624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our service center:

     USAllianz Service Center
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 1-800-792-7198

APPENDIX C ILLUSTRATION OF ANNUITY INCOME
--------------------------------------------------------------------------------


We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Investment Options you select are different from those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Investment Options you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR. There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).

The income amounts shown reflect the deduction of all fees and expenses. Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Investment Option will incur expenses at an average annual rate of .997% of the average daily net assets of the Investment Option after waivers and reimbursement. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.37%, 3.49% and 9.35%, respectively.


                       VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                   Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                   Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity        First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                         Frequency of Annuity Income:      Monthly
                                                        Assumed Investment Return:        3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).

                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.37%       3.49%       9.35%
-----------------------------------------------------------------------------------------------------------------------------
January 1, 2002               70                                                    622         625         628
January 1, 2003               71                                                    589         628         667
January 1, 2004               72                                                    559         631         708
January 1, 2005               73                                                    530         634         751
January 1, 2006               74                                                    502         637         798
January 1, 2011               79                                                    384         652       1,076
January 1, 2016               84                                                    294         668       1,451
January 1, 2021               89                                                    225         684       1,956
January 1, 2026               94                                                    172         700       2,638

The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.37%               3.49%               9.35%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses        After Expenses
--------------------------------------------------------------------------------

       1               $ 622               $ 625               $ 628
       2                 589                 628                 667
       3                 559                 631                 708
       4                 530                 634                 751
       5                 502                 637                 798
       6                 476                 640                 847
       7                 451                 643                 899
       8                 427                 646                 954
       9                 405                 649               1,013
      10                 384                 652               1,076
      11                 364                 655               1,142
      12                 345                 658               1,212
      13                 327                 661               1,287
      14                 310                 665               1,366
      15                 294                 668               1,451
      16                 279                 671               1,540
      17                 264                 674               1,635
      18                 250                 677               1,736
      19                 237                 681               1,843
      20                 225                 684               1,956
      21                 213                 687               2,077
      22                 202                 690               2,205
      23                 191                 694               2,341
      24                 182                 697               2,485
      25                 172                 700               2,638



                       VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe               Annuity Purchase Amount:     $100,000
Date of Birth:               1/1/1932               Effective Date:              12/1/2001
Annuity Income Option:       Single Life Annuity    First Annuity Income Date:   1/1/2002
Premium Tax:                 0%                     Frequency of Annuity Income: Monthly
                                                    Assumed Investment Return:   5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 5% AIR. Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).




                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.37%       3.49%       9.35%
-----------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   739          742         746
January 1, 2003               71                                                   687          732         777
January 1, 2004               72                                                   639          721         809
January 1, 2005               73                                                   594          711         842
January 1, 2006               74                                                   552          700         877
January 1, 2011               79                                                   384          651       1,075
January 1, 2016               84                                                   267          606       1,316
January 1, 2021               89                                                   185          564       1,612
January 1, 2026               94                                                   129          524       1,975

The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.37%               3.49%               9.35%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses         After Expenses
--------------------------------------------------------------------------------

       1               $ 739               $ 742               $ 746
       2                 687                 732                 777
       3                 638                 721                 809
       4                 594                 711                 842
       5                 552                 700                 877
       6                 513                 690                 914
       7                 477                 680                 951
       8                 444                 671                 991
       9                 413                 661               1,032
      10                 384                 651               1,075
      11                 357                 642               1,119
      12                 332                 633               1,165
      13                 308                 624               1,214
      14                 287                 615               1,264
      15                 267                 606               1,316
      16                 248                 597               1,371
      17                 231                 589               1,428
      18                 214                 580               1,487
      19                 199                 572               1,548
      20                 185                 564               1,612
      21                 172                 555               1,679
      22                 160                 547               1,749
      23                 149                 540               1,821
      24                 139                 532               1,896
      25                 129                 524               1,975


                       VALUEMARK INCOME PLUS ILLUSTRATION



Annuitant:                   John Doe                Annuity Purchase Amount:     $100,000
Date of Birth:               1/1/1932                Effective Date:              12/1/2001
Annuity Income Option:       Single Life Annuity     First Annuity Income Date:   1/1/2002
Premium Tax:                 0%                      Frequency of Annuity Income: Monthly
                                                     Assumed Investment Return:   7%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 7% AIR. Income will remain constant at $866 per month when the net rate of return after expenses is 7% (annually).
The 7% AIR may not be available in your state.


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.37%       3.49%       9.35%
-----------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   $859        $864        $868
January 1, 2003               71                                                    784         835         887
January 1, 2004               72                                                    715         808         906
January 1, 2005               73                                                    653         781         926
January 1, 2006               74                                                    596         756         947
January 1, 2011               79                                                    377         640       1,055
January 1, 2016               84                                                    238         541       1,176
January 1, 2021               89                                                    151         458       1,311
January 1, 2026               94                                                     95         388       1,461


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 7%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.37%               3.49%               9.35%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
    Year   After Expenses      After Expenses         After Expenses
--------------------------------------------------------------------------------

       1               $ 859               $ 864               $ 868
       2                 784                 835                 887
       3                 715                 808                 906
       4                 653                 781                 926
       5                 596                 756                 947
       6                 543                 731                 967
       7                 496                 707                 989
       8                 452                 684               1,010
       9                 413                 661               1,032
      10                 377                 640               1,055
      11                 344                 619               1,078
      12                 314                 598               1,102
      13                 286                 579               1,126
      14                 261                 560               1,151
      15                 238                 541               1,176
      16                 217                 524               1,202
      17                 198                 506               1,228
      18                 181                 490               1,255
      19                 165                 474               1,283
      20                 151                 458               1,311
      21                 137                 443               1,340
      22                 125                 429               1,369
      23                 114                 415               1,399
      24                 104                 401               1,430
      25                  95                 388               1,461





                                   PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)

                                April 30,2004

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:


                 Allianz Life Insurance Company of North America
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 1-800-624-0197


              Table of Contents
                                                              Page
              Allianz Life..................................... 2
              Experts.......................................... 2
              Legal Opinions................................... 2
              Distributor...................................... 2
              Reduction or Elimination of the
                  Withdrawal Charge............................ 2
              Federal Tax Status............................... 3
                 General..................................... . 3
                 Diversification............................... 3
                 Qualified Contracts........................... 3
                        Tax Treatment of Distributions -
                Qualified Contracts............................ 3
                 Income Tax Withholding........................ 4
                   Annuity Provisions.......................... 4
                Fixed Annuity Payout........................... 5
                Financial Statements........................... 6


                                                                  VIPSAI-0504

Allianz Life
--------------------------------------------------------------------------------
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), which is a financial holding company. AZOA is a subsidiary of Allianz Versicherungs-AG Holding (Allianz AG), which is a provider of integrated financial services. Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance. Allianz Life does not have a separate custodian for the assets, i.e., mutual fund shares, owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2003 and the consolidated financial statements of Allianz Life as of December 31, 2003 and 2002 and for each of the years in the three years ended December 31, 2003 included in this SAI have been audited by KPMG LLP, independent accountants, as indicated in their reports included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN. Allianz Life's audit report refers to a change in its method of accounting for derivative instruments in 2001and its method of accounting for goodwill in 2002.

Legal Opinions
--------------------------------------------------------------------------------

Stewart D. Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. USAllianz does not sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. USAllianz received sales compensation with respect to the Contracts in the following amounts during the periods indicated. USAllianz passes through most of the commissions it receives to selling firms for their sales.

----------- ------------------------------------- -------------------------------------------------------
Fiscal        Aggregate Amount of Commissions     Aggregate Amount of Commissions Retained by USAllianz
year                 Paid to USAllianz                       After Payments to Selling Firms
----------- ------------------------------------- -------------------------------------------------------
2001                         0                                              0
----------- ------------------------------------- -------------------------------------------------------
2002                      $198,913                                          0
----------- ------------------------------------- -------------------------------------------------------
2003                      $193,267                                          0
---------------------------------------------------------------------------------------------------------

We may fund USAllianz' operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz' management team; and other expenses associated with the Contracts. We also pay for USAllianz' operating and other expenses, including overhead, legal and accounting fees.


Reduction or Elimination of The Withdrawal Charge
--------------------------------------------------------------------------------

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o    the size of the group;

o the total amount of Purchase Payments expected to be received from the group;

o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);

o    the purpose for which the  Contracts are purchased and whether that purpose
     makes  it  likely  that  expenses   will  be  reduced;   and

o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon Allianz Life's understanding of current federal income tax law applicable to annuities in general. Allianz Life cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Allianz Life does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General


Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump-sum payment or as Annuity Payments under the selected Annuity Option. For a lump-sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Allianz Life intends that all Investment Options of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Qualified Contracts

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

Tax Treatment of  Distributions -
IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:

o if distribution is made on or after the date on which the Annuitant reaches age 59 1/2;

o distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code);

o distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary;

o distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care;

o distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.);

o distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year;

o    distributions  made on account of an IRS levy upon the Qualified  Contract;
     and

o distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

o    are not predetermined as to dollar amount; and

o will vary in amount with the net investment results of the applicable Sub-account (s) of the Separate Account.

Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first Annuity Payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected.

In each Investment Option, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Investment Option by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Investment Option remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments determined for each Investment Option. The Annuity Payment in each Investment Option is determined by multiplying the number of Annuity Units then allocated to such Investment Option by the Annuity Unit value for that Investment Option.

For each Investment Option, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

a. is the net increase or decrease in the Net Asset Value per share of the Investment Option (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Investment Option (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

b. is the Net Asset Value per share of the Investment Option (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Investment Option.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a.   the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Rate which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Rate, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which Annuity Payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return. A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

Fixed Annuity Payout

Annuity payments from the Fixed Payment Option (not available in all states) will be equal payments unless otherwise specified by the Annuity Option selected.

Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2003, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2003 is also included herein.



                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2003

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for each of the years in the three-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2003, the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.


                                    KPMG LLP

Minneapolis, Minnesota
March 19, 2004

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $7,416       12,361       2,502      10,072       11,660       5,095
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         7,416       12,361       2,502      10,072       11,660       5,095
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $7,416       12,361       2,502      10,072       11,660       5,095
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $7,416       12,361       2,502      10,072       11,660       5,095
                                                      --------------------------------------------------------------------------

          *Investment shares                                  349          834         156         498          350         181
           Investments at cost                             $8,959       23,672       2,734      12,076       19,467       9,507

                 See accompanying notes to financial statements.
                                       3

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       ALGER          ALGER                                          DREYFUS
                                                       AMERICAN     AMERICAN    DAVIS VA    DAVIS VA                 IP SMALL
                                                        MIDCAP       SMALL      FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH   CAPITALIZATION PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO   PORTFOLIO               PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $14,208        1,169      54,566       3,025      159,028      85,926
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        14,208        1,169      54,566       3,025      159,028      85,926
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $14,208        1,169      54,566       3,025      159,028      85,926
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $14,208        1,169      54,566       3,025      159,028      85,926
                                                      --------------------------------------------------------------------------

          *Investment shares                                  772           67       4,680         225       15,045       6,554
           Investments at cost                            $14,747        1,305      45,879       2,331      136,312      70,748

                 See accompanying notes to financial statements.
                                       4

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                                   AGGRESSIVE    GLOBAL    GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONS INCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES  SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $228,025        3,016     146,612     516,790      182,932     520,291
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       228,025        3,016     146,612     516,790      182,932     520,291
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $228,025        3,016     146,612     516,790      182,932     520,291
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $228,025        3,016     146,612     516,790      182,932     520,291
                                                      --------------------------------------------------------------------------

          *Investment shares                                8,028          547      23,209      35,840       26,961      36,189
           Investments at cost                           $197,642        4,312     320,965     545,711      193,887     506,566

                 See accompanying notes to financial statements.
                                       5

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN                 FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING                  SMALL CAP
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN      VALUE
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SMALL CAP   SECURITIES
                                                        FUND      MARKET FUND     FUND        FUND        FUND         FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $241,490       68,220     232,278     481,645      263,494      97,449
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       241,490       68,220     232,278     481,645      263,494      97,449
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $241,490       68,220     232,278     481,645      263,494      97,449
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $241,490       68,220     232,278     481,645      263,494      97,449
                                                      --------------------------------------------------------------------------

          *Investment shares                               17,288       68,220       9,764      29,725       15,023       7,664
           Investments at cost                           $254,332       68,220     183,502     410,762      247,260      78,434

                 See accompanying notes to financial statements.
                                       6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                            J.P.
                                                       FRANKLIN                 FRANKLIN     MORGAN        J.P.      JENNISON
                                                         U.S.       FRANKLIN      ZERO    INTERNATIONAL MORGAN U.S.     20/20
                                                      GOVERNMENT  ZERO COUPON    COUPON   OPPORTUNITIES LARGE CAP      FOCUS
                                                         FUND      FUND 2005    FUND 2010   PORTFOLIO  CORE EQUITY   PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $468,662       70,903      67,640         563        1,117      31,676
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       468,662       70,903      67,640         563        1,117      31,676
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $468,662       70,903      67,640         563        1,117      31,676
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $468,662       70,903      67,640         563        1,117      31,676
                                                      --------------------------------------------------------------------------

          *Investment shares                               35,603        4,457       4,087          60           89       2,988
           Investments at cost                           $467,280       70,188      66,311         636        1,252      27,581

                 See accompanying notes to financial statements.
                                       7

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       MUTUAL        MUTUAL    OPPENHEIMER OPPENHEIMER
                                                       DISCOVERY     SHARES      GLOBAL       HIGH     OPPENHEIMER   PIMCO VIT
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME    MAIN STREET  HIGH YIELD
                                                         FUND         FUND       FUND/VA     FUND/VA     FUND/VA     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $252,965      442,819     168,620      54,655      151,190     112,881
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       252,965      442,819     168,620      54,655      151,190     112,881
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $252,965      442,819     168,620      54,655      151,190     112,881
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $252,965      442,819     168,620      54,655      151,190     112,881
                                                      --------------------------------------------------------------------------

          *Investment shares                               18,115       29,598       6,723       6,348        7,874      13,783
           Investments at cost                           $217,511      370,071     135,611      51,297      133,390     106,265

                 See accompanying notes to financial statements.
                                       8

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                    PIMCO VIT                                        SP
                                                       PIMCO VIT   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    JENNISON
                                                         REAL      GROWTH AND     TOTAL      GLOBAL     SMALL-CAP   INTERNATIONAL
                                                        RETURN       INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $53,687       27,133     325,872       4,560      170,777      16,888
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        53,687       27,133     325,872       4,560      170,777      16,888
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $53,687       27,133     325,872       4,560      170,777      16,888
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $53,687       27,133     325,872       4,560      170,777      16,888
                                                      --------------------------------------------------------------------------

          *Investment shares                                4,344        2,930      31,455         378       10,542       2,897
           Investments at cost                            $53,557       23,332     321,950       6,393      134,728      14,729

                 See accompanying notes to financial statements.
                                       9

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       SP
                                                       STRATEGIC                TEMPLETON                TEMPLETON
                                                       PARTNERS     TEMPLETON  DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON
                                                        FOCUSED      ASSET       MARKETS     FOREIGN      INCOME      GROWTH
                                                        GROWTH      STRATEGY   SECURITIES  SECURITIES   SECURITIES  SECURITIES
                                                      PORTFOLIO       FUND       FUND         FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $14,067       20,577     110,280     306,069       39,856     373,933
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        14,067       20,577     110,280     306,069       39,856     373,933
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $14,067       20,577     110,280     306,069       39,856     373,933
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $14,067       20,577     110,280     306,069       39,856     373,933
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,247        1,096      15,489      24,781        2,565      33,139
           Investments at cost                            $12,443       21,238      87,283     325,958       32,154     388,033

                 See accompanying notes to financial statements.
                                       10

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                USAZ AIM                    USAZ         USAZ
                                                                                  DENT      USAZ AIM  ALLIANCEBERNSTEIN
                                                       USAZ AIM     USAZ AIM   DEMOGRAPHIC INTERNATIONAL           ALLIANCEBERNSTEIN
                                                         BASIC     BLUE CHIP     TRENDS      EQUITY     GROWTH AND   LARGE CAP
                                                      VALUE FUND      FUND        FUND        FUND     INCOME FUND  GROWTH FUND
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $90,566       66,220      30,448      21,775       47,930       51,481
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                        90,566       66,220      30,448      21,775       47,930       51,481
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                          $90,566       66,220      30,448      21,775       47,930       51,481
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      ---------------------------------------------------------------------------
Total Contract Owners' Equity                             $90,566       66,220      30,448      21,775       47,930       51,481
                                                      ---------------------------------------------------------------------------

          *Investment shares                                8,923        6,582       2,928       2,104        4,746        5,676
           Investments at cost                            $75,994       59,203      26,778      18,474       41,863       46,302

                 See accompanying notes to financial statements.
                                       11

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                USAZ
                                                         USAZ         USAZ     OPPENHEIMER  USAZ        USAZ PIMCO   USAZ
                                                         MONEY    OPPENHEIMER   EMERGING    PIMCO NFJ   PEA GROWTH   PIMCO PEA
                                                        MARKET      EMERGING   TECHNOLOGIES SMALL CAP   AND INCOME  RENAISSANCE
                                                         FUND     GROWTH FUND     FUND     VALUE FUND      FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $180,963       65,206      39,590      25,647       32,072     253,775
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       180,963       65,206      39,590      25,647       32,072     253,775
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $180,963       65,206      39,590      25,647       32,072     253,775
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $180,963       65,206      39,590      25,647       32,072     253,775
                                                      --------------------------------------------------------------------------

          *Investment shares                              180,963        5,012       4,399       2,018        3,172      19,627
           Investments at cost                           $180,963       56,542      34,301      23,642       28,519     189,622

                 See accompanying notes to financial statements.
                                       12

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                      USAZ      USAZ VAN                             USAZ VAN
                                                                   TEMPLETON     KAMPEN     USAZ VAN     USAZ VAN     KAMPEN
                                                       USAZ        DEVELOPED   AGGRESSIVE    KAMPEN       KAMPEN      GLOBAL
                                                       PIMCO PEA    MARKETS      GROWTH     COMSTOCK     EMERGING    FRANCHISE
                                                      VALUE FUND      FUND        FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $84,335       14,664      48,750     201,488      109,442      24,028
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        84,335       14,664      48,750     201,488      109,442      24,028
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $84,335       14,664      48,750     201,488      109,442      24,028
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $84,335       14,664      48,750     201,488      109,442      24,028
                                                      --------------------------------------------------------------------------

          *Investment shares                                7,165        1,267       6,465      20,923       13,853       1,942
           Investments at cost                            $69,014       12,775      42,707     174,243       98,864      21,627

                 See accompanying notes to financial statements.
                                       13

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       USAZ VAN                 VAN
                                                        KAMPEN                 KAMPEN LIT   VAN         VAN KAMPEN
                                                      GROWTH AND    USAZ VAN    EMERGING   KAMPEN LIT   LIT GROWTH
                                                        INCOME       KAMPEN      GROWTH    ENTERPRISE   AND INCOME   TOTAL ALL
                                                         FUND     GROWTH FUND   PORTFOLIO   PORTFOLIO   PORTFOLIO      FUNDS
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $145,703       52,273       8,731         305        1,641   8,233,693
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       145,703       52,273       8,731         305        1,641   8,233,693
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and                                                                                    -
administrative charges:                                         -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $145,703       52,273       8,731         305        1,641   8,233,693
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $145,703       52,273       8,731         305        1,641   8,233,693
                                                      --------------------------------------------------------------------------

          *Investment shares                               14,050        5,591         361          23           96     887,643
           Investments at cost                           $125,683       45,664       9,887         477        1,575   7,813,240

                 See accompanying notes to financial statements.
                                       14

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -          12          28            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              132          177          44         165          163          73
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (132)        (177)        (32)       (137)        (163)        (73)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                         (964)      (3,767)       (309)       (754)      (2,792)     (1,375)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (964)      (3,767)       (309)       (754)      (2,792)     (1,375)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,927        6,921         936       2,874        6,043       2,810
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,963        3,154         627       2,120        3,251       1,435
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,831        2,977         595       1,983        3,088       1,362
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       15

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       ALGER          ALGER                                          DREYFUS
                                                       AMERICAN     AMERICAN    DAVIS VA    DAVIS VA                 IP SMALL
                                                        MIDCAP       SMALL      FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO   PORTFOLIO               PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -         165         160        1,044         134
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              238           19         614          63        1,728         829
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (238)         (19)       (449)          97        (684)       (695)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -          55            -         425
    Realized gains (losses) on sales of investments,
net                                                       (1,110)         (67)          49         359          173         747
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (1,110)         (67)          49         414          173       1,172
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         6,564          445      10,339         585       27,743      15,579
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 5,454          378      10,388         999       27,916      16,751
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $5,216          359       9,939       1,096       27,232      16,056
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       16

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                                   AGGRESSIVE    GLOBAL    GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONS INCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES  SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,717            -       1,157      14,300       12,333      24,348
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            2,260           41       1,796       6,396        2,066       6,630
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (543)         (41)       (639)       7,904       10,267      17,718
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                         3,484        (748)    (47,482)    (21,928)     (11,493)     (9,731)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   3,484        (748)    (47,482)    (21,928)     (11,493)     (9,731)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        32,085        1,822      89,811     114,407       36,572     115,172
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                35,569        1,074      42,329      92,479       25,079     105,441
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $35,026        1,033      41,690     100,383       35,346     123,159
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       17

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                      SECURITIES     MONEY       ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND     MARKET FUND     FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,426          452       4,321       3,599          581           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            2,878        1,182       2,635       5,792           90       3,180
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,452)        (730)       1,686     (2,193)          491     (3,180)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -      11,175            -           -
    Realized gains (losses) on sales of investments,
net                                                      (10,364)            -       3,035       1,846     (10,594)     (6,109)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                (10,364)            -       3,035      13,021     (10,594)     (6,109)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        56,726            -      46,161      72,400        9,984      74,196
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                46,362            -      49,196      85,421        (610)      68,087
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $44,910        (730)      50,882      83,228        (119)      64,907
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                      18

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       FRANKLIN                                                        J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $173            -      25,246       3,355        2,900           4
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,114            8       7,341       1,056        1,097           8
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (941)          (8)      17,905       2,299        1,803         (4)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -         236            -           -
    Realized gains (losses) on sales of investments,
net                                                           555      (2,953)       1,146         303          744        (33)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     555      (2,953)       1,146         539          744        (33)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        21,123        3,106    (15,666)     (2,525)      (1,373)         171
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                21,678          153    (14,520)     (1,986)        (629)         138
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $20,737          145       3,385         313        1,174         134
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       19

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       J.P.
                                                        MORGAN                  MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      U.S. LARGE    JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                       CAP CORE   20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                        EQUITY     PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $8            -       3,363       3,970          562       1,203
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               18          264       2,919       5,445        1,766         453
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (10)        (264)         444     (1,475)      (1,204)         750
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                          (35)           96       (639)       2,359        1,648         639
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (35)           96       (639)       2,359        1,648         639
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           286        4,396      49,033      78,536       39,549       3,663
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   251        4,492      48,394      80,895       41,197       4,302
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $241        4,228      48,838      79,420       39,993       5,052
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       20

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                                            PIMCO VIT
                                                      OPPENHEIMER               PIMCO VIT  STOCKSPLUS    PIMCO VIT   SELIGMAN
                                                         MAIN       PIMCO VIT     REAL     GROWTH AND     TOTAL       GLOBAL
                                                        STREET     HIGH YIELD    RETURN      INCOME       RETURN    TECHNOLOGY
                                                        FUND/VA    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $652        5,221         106         491        7,711           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,676        1,257         269         392        4,780          73
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,024)        3,964       (163)          99        2,931        (73)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -         957           -        2,527           -
    Realized gains (losses) on sales of investments,
net                                                          (54)        1,934        (27)          41          992       (662)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (54)        1,934         930          41        3,519       (662)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        24,293        6,876         130       5,616        1,373       1,968
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                24,239        8,810       1,060       5,657        4,892       1,306
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $23,215       12,774         897       5,756        7,823       1,233
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                                SP
                                                                       SP       STRATEGIC                TEMPLETON
                                                       SELIGMAN     JENNISON    PARTNERS    TEMPLETON   DEVELOPING   TEMPLETON
                                                       SMALL-CAP  INTERNATIONAL  FOCUSED      ASSET      MARKETS      FOREIGN
                                                         VALUE       GROWTH      GROWTH     STRATEGY    SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -         526          894       4,998
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,868          131         173         260        1,100       3,862
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,868)        (131)       (173)         266        (206)       1,136
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                         986            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                         1,702          543          34       (919)        2,237    (19,306)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   2,688          543          34       (919)        2,237    (19,306)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        41,838        2,472       2,371       5,736       30,403      93,262
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments           44,526        3,015       2,405       4,817       32,640      73,956
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $42,658        2,884       2,232       5,083       32,434      75,092
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       TEMPLETON
                                                        GLOBAL      TEMPLETON                            USAZ AIM    USAZ AIM
                                                        INCOME       GROWTH     USAZ AIM    USAZ AIM       DENT     INTERNATIONAL
                                                      SECURITIES   SECURITIES     BASIC     BLUE CHIP  DEMOGRAPHIC    EQUITY
                                                         FUND         FUND     VALUE FUND     FUND     TRENDS FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $3,055        5,329           -          19            -          52
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              557        4,651         877         583          262         246
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                2,498          678       (877)       (564)        (262)       (194)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                         1,107     (15,790)         393         183          356         478
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   1,107     (15,790)         393         183          356         478
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         3,941      104,109      15,671       7,657        3,946       3,659
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 5,048       88,319      16,064       7,840        4,302       4,137
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $7,546       88,997      15,187       7,276        4,040       3,943
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       23

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                     USAZ                     USAZ        USAZ
                                                          USAZ  ALLIANCEBERNSTEIN            OPPENHEIMER OPPENHEIMER  USAZ PIMCO
                                                  ALLIANCEBERNSTEIN LARGE CAP                EMERGING    EMERGING    NFJ SMALL
                                                       GROWTH AND    GROWTH     USAZ MONEY    GROWTH    TECHNOLOGIES CAP VALUE
                                                      INCOME FUND     FUND     MARKET FUND     FUND        FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $231           -          642           -           -          103
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               512         616        3,135         543         410          115
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net                 (281)       (616)      (2,493)       (543)       (410)         (12)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                            -           -            -         487           -           86
    Realized gains (losses) on sales of investments,
net                                                            141         170            -       2,195       1,235           64
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                      141         170            -       2,682       1,235          150
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          7,827       7,517          (2)       8,528       6,380        2,005
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  7,968       7,687          (2)      11,210       7,615        2,155
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $7,687       7,071      (2,495)      10,667       7,205        2,143
operations
                                                      ---------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       24

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       USAZ                                 USAZ
                                                       PIMCO PEA   USAZ PIMCO               TEMPLETON    USAZ VAN    USAZ VAN
                                                      GROWTH AND      PEA       USAZ        DEVELOPED     KAMPEN      KAMPEN
                                                        INCOME    RENAISSANCE   PIMCO PEA    MARKETS    AGGRESSIVE   COMSTOCK
                                                         FUND         FUND     VALUE FUND     FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $244           41         320          48            -       1,359
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              308        2,570         787          97          485       2,269
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (64)      (2,529)       (467)        (49)        (485)       (910)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -        2,403           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                            16        1,312        (75)          14          286         107
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      16        3,715        (75)          14          286         107
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         4,562       72,042      18,381       1,981        8,176      36,003
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 4,578       75,757      18,306       1,995        8,462      36,110
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $4,514       73,228      17,839       1,946        7,977      35,200
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       25

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       USAZ VAN     USAZ VAN    USAZ VAN                VAN KAMPEN
                                                        KAMPEN       KAMPEN      KAMPEN     USAZ VAN       LIT       VAN
                                                       EMERGING      GLOBAL    GROWTH AND    KAMPEN      EMERGING   KAMPEN LIT
                                                        GROWTH     FRANCHISE     INCOME      GROWTH       GROWTH    ENTERPRISE
                                                         FUND         FUND        FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            3         954           -            -           2
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,266           99       1,604         627          147           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,266)         (96)       (650)       (627)        (147)         (3)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            6           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                         (146)           30          53          21        (523)        (54)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (146)           36          53          21        (523)        (54)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        16,586        2,401      24,490       9,226        2,533         124
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                16,440        2,437      24,543       9,247        2,010          70
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $15,174        2,341      23,893       8,620        1,863          67
operations
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       26

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       VAN
                                                      KAMPEN LIT
                                                      GROWTH AND
                                                        INCOME      TOTAL ALL
                                                      PORTFOLIO        FUNDS
                                                      -------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $15      139,577
                                                      -------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               25       99,317
                                                      -------------------------
                                                      -------------------------
               Investment Income (loss), net                 (10)       40,260
                                                      -------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -       19,343
    Realized gains (losses) on sales of investments,
net                                                          (34)    (138,010)
                                                      -------------------------
                                                      -------------------------
               Realized gains (losses) on                    (34)    (118,667)
investments, net
                                                      -------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           393    1,497,875
                                                      -------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   359    1,379,208
                                                      -------------------------
                                                      -------------------------
 Net increase (decrease) in net assets from                  $349    1,419,468
operations
                                                      -------------------------

                 See accompanying notes to financial statements.
                                       27

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(132)        (172)       (177)       (261)         (32)        (49)
      Realized gains (losses) on investments, net           (964)      (1,766)     (3,767)     (8,404)        (309)        (57)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,927      (1,200)       6,921       1,539          936       (140)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,831      (3,138)       2,977     (7,126)          595       (246)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         4        3,838           -          45            -       1,337
      Transfers between funds                               (764)      (2,152)     (1,194)     (4,072)        (635)     (1,624)
      Surrenders and terminations                         (1,229)        (515)     (1,220)     (2,585)        (242)       (192)
      Rescissions                                             (5)        (171)           -           -            -       (242)
      Bonus (recapture)                                      (21)           17         (2)        (11)          (1)           3
      Other transactions (note 2)                             (5)          (4)         (9)        (11)          (3)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (2,020)        1,013     (2,425)     (6,634)        (881)       (719)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (189)      (2,125)         552    (13,760)        (286)       (965)
 Net assets at beginning of period                          7,605        9,730      11,809      25,569        2,788       3,753
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,416        7,605      12,361      11,809        2,502       2,788
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       28

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(137)        (179)       (163)       (253)         (73)       (117)
      Realized gains (losses) on investments, net           (754)      (1,613)     (2,792)     (6,192)      (1,375)     (4,368)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,874      (3,478)       6,043       (953)        2,810       1,039
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,983      (5,270)       3,088     (7,398)        1,362     (3,446)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         4        5,326           1          39            -           -
      Transfers between funds                               (989)      (3,410)     (1,626)     (4,559)        (490)     (2,633)
      Surrenders and terminations                           (626)        (673)       (835)     (2,133)        (515)     (1,466)
      Rescissions                                             (4)         (87)           -           -            -           -
      Bonus (recapture)                                       (4)           56         (1)           -            -         (2)
      Other transactions (note 2)                             (9)          (5)         (7)         (9)          (5)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,628)        1,207     (2,468)     (6,662)      (1,010)     (4,107)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            355      (4,063)         620    (14,060)          352     (7,553)
 Net assets at beginning of period                          9,717       13,780      11,040      25,100        4,743      12,296
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,072        9,717      11,660      11,040        5,095       4,743
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       29

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION        AZOA VIP DIVERSIFIED
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(238)        (278)        (19)        (23)            -          86
      Realized gains (losses) on investments, net         (1,110)      (1,688)        (67)       (145)            -       (541)
      Net change in unrealized appreciation
        (depreciation) on investments                       6,564      (4,274)         445       (273)            -         141
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   5,216      (6,240)         359       (441)            -       (314)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -        7,373           -           -            -       1,470
      Transfers between funds                             (1,235)      (2,371)       (104)       (344)            -     (5,712)
      Surrenders and terminations                         (2,617)        (596)        (81)        (42)            -       (292)
      Rescissions                                               -        (310)           -           -            -        (92)
      Bonus (recapture)                                      (27)           55           -           -            -          22
      Other transactions (note 2)                            (13)          (6)         (1)         (1)            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,892)        4,145       (186)       (387)            -     (4,605)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,324      (2,095)         173       (828)            -     (4,919)
 Net assets at beginning of period                         12,884       14,979         996       1,824            -       4,919
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,208       12,884       1,169         996            -           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       30

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL
                                                                FUND             OPPORTUNITIES FUND      AZOA VIP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-          311           -         (8)            -        (30)
      Realized gains (losses) on investments, net               -         (41)           -       (165)            -     (1,262)
      Net change in unrealized appreciation
        (depreciation) on investments                           -          160           -          38            -         264
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -          430           -       (135)            -     (1,028)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -        1,969           -         169            -         920
      Transfers between funds                                   -     (10,571)           -       (552)            -     (2,978)
      Surrenders and terminations                               -      (1,444)           -        (45)            -       (252)
      Rescissions                                               -         (14)           -         (4)            -        (12)
      Bonus (recapture)                                         -           37           -           2            -          18
      Other transactions (note 2)                               -          (2)           -           -            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -     (10,025)           -       (430)            -     (2,305)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -      (9,595)           -       (565)            -     (3,333)
 Net assets at beginning of period                              -        9,595           -         565            -       3,333
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-            -           -           -            -           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(449)        (160)          97         110        (684)       (112)
      Realized gains (losses) on investments, net              49        (340)         414          35          173       (408)
      Net change in unrealized appreciation
        (depreciation) on investments                      10,339      (1,556)         585          34       27,743     (4,801)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   9,939      (2,056)       1,096         179       27,232     (5,321)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    20,173       10,646           -           -       64,952      33,980
      Transfers between funds                               6,293        3,334     (1,623)       (564)       17,083      10,394
      Surrenders and terminations                           (813)        (281)       (317)       (173)      (2,811)       (996)
      Rescissions                                           (473)        (252)           -           -      (1,822)       (608)
      Bonus (recapture)                                       305           82           -         (3)          709         356
      Other transactions (note 2)                            (10)          (3)         (2)         (2)         (31)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      25,475       13,526     (1,942)       (742)       78,080      43,119
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         35,414       11,470       (846)       (563)      105,312      37,798
 Net assets at beginning of period                         19,152        7,682       3,871       4,434       53,716      15,918
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $54,566       19,152       3,025       3,871      159,028      53,716
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                       STOCK INDEX PORTFOLIO            FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(695)         (46)       (543)          35         (41)        (62)
      Realized gains (losses) on investments, net           1,172         (73)       3,484       (427)        (748)     (1,199)
      Net change in unrealized appreciation
        (depreciation) on investments                      15,579        (401)      32,085     (1,702)        1,822       (788)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  16,056        (520)      35,026     (2,094)        1,033     (2,049)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    42,944       11,755      86,375      26,216            -           -
      Transfers between funds                              12,847        4,477      67,771      21,455        (352)     (1,103)
      Surrenders and terminations                         (1,033)         (72)     (5,079)       (501)        (464)       (464)
      Rescissions                                           (893)        (150)     (1,947)       (221)            -           -
      Bonus (recapture)                                       454           71         850         207            -           -
      Other transactions (note 2)                            (10)            -        (32)         (1)          (2)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      54,309       16,081     147,938      47,155        (818)     (1,569)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         70,365       15,561     182,964      45,061          215     (3,618)
 Net assets at beginning of period                         15,561            -      45,061           -        2,801       6,419
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $85,926       15,561     228,025      45,061        3,016       2,801
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       33

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES     FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(639)        (720)           -       (101)        7,904       8,713
      Realized gains (losses) on investments, net        (47,482)     (90,367)           -     (2,885)     (21,928)       9,392
      Net change in unrealized appreciation
        (depreciation) on investments                      89,811       14,297           -         276      114,407   (115,836)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  41,690     (76,790)           -     (2,710)      100,383    (97,731)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     7,257        1,290           -           -       34,879      19,836
      Transfers between funds                             (5,852)     (16,816)           -    (21,269)      (3,120)      11,166
      Surrenders and terminations                        (16,637)     (29,195)           -       (929)     (59,774)    (88,127)
      Rescissions                                           (140)         (51)           -           -        (861)       (566)
      Bonus (recapture)                                        87           10           -           -          429         135
      Other transactions (note 2)                           (132)        (159)           -         (4)        (248)       (272)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (15,417)     (44,921)           -    (22,202)     (28,695)    (57,828)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         26,273    (121,711)           -    (24,912)       71,688   (155,559)
 Net assets at beginning of period                        120,339      242,050           -      24,912      445,102     600,661
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $146,612      120,339           -           -      516,790     445,102
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       34

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $10,267       16,600      17,718      37,255      (1,452)     (1,330)
      Realized gains (losses) on investments, net        (11,493)     (27,643)     (9,731)    (12,033)     (10,364)    (20,851)
      Net change in unrealized appreciation
        (depreciation) on investments                      36,572      (2,640)     115,172    (33,844)       56,726    (39,062)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  35,346     (13,683)     123,159     (8,622)       44,910    (61,243)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    28,106        5,199      23,961      19,247       34,780      15,739
      Transfers between funds                              28,293        1,378      16,537     (6,847)        9,234    (19,390)
      Surrenders and terminations                        (17,830)     (22,844)    (62,662)    (77,030)     (19,397)    (32,867)
      Rescissions                                           (894)        (213)       (418)       (431)        (697)       (568)
      Bonus (recapture)                                       337           51         277         166          405         141
      Other transactions (note 2)                            (58)         (57)       (220)       (230)         (91)        (98)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      37,954     (16,486)    (22,525)    (65,125)       24,234    (37,043)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         73,300     (30,169)     100,634    (73,747)       69,144    (98,286)
 Net assets at beginning of period                        109,632      139,801     419,657     493,404      172,346     270,632
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $182,932      109,632     520,291     419,657      241,490     172,346
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       35

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                   FRANKLIN NATURAL
                                                        FRANKLIN MONEY MARKET   RESOURCES SECURITIES     FRANKLIN REAL ESTATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(730)         (73)           -         187        1,686       1,787
      Realized gains (losses) on investments, net               -            -           -       2,473        3,035       1,324
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -           -       (234)       46,161     (2,677)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (730)         (73)           -       2,426       50,882         434
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        15           38           -           -       44,359      20,512
      Transfers between funds                            (16,038)     (41,828)           -    (25,275)       20,955       4,806
      Surrenders and terminations                        (17,918)     (38,153)           -     (1,465)     (16,107)    (19,470)
      Rescissions                                               -          (1)           -           -        (968)       (453)
      Bonus (recapture)                                         -            -           -           -          642         163
      Other transactions (note 2)                            (39)         (54)           -         (5)         (75)        (61)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (33,980)     (79,998)           -    (26,745)       48,806       5,497
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (34,710)     (80,071)           -    (24,319)       99,688       5,931
 Net assets at beginning of period                        102,930      183,001           -      24,319      132,590     126,659
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $68,220      102,930           -           -      232,278     132,590
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       36

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,193)        (439)         491        (34)      (3,180)     (2,060)
      Realized gains (losses) on investments, net          13,021        8,747    (10,594)     (5,271)      (6,109)    (12,472)
      Net change in unrealized appreciation
        (depreciation) on investments                      72,400     (18,274)       9,984     (4,862)       74,196    (62,118)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  83,228      (9,966)       (119)    (10,167)       64,907    (76,650)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    82,646       38,666           -       8,497       35,410      22,364
      Transfers between funds                              29,460       22,417    (23,946)    (10,487)        5,858      11,425
      Surrenders and terminations                        (38,018)     (49,662)       (473)     (4,541)     (20,175)    (30,677)
      Rescissions                                         (1,560)        (751)           -       (288)        (664)       (935)
      Bonus  (recapture)                                      910          381         (1)          32          422         159
      Other transactions (note 2)                           (158)        (140)         (5)        (15)        (103)       (101)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      73,280       10,911    (24,425)     (6,802)       20,748       2,235
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        156,508          945    (24,544)    (16,969)       85,655    (74,415)
 Net assets at beginning of period                        325,137      324,192      24,544      41,513      177,839     252,254
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $481,645      325,137           -      24,544      263,494     177,839
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       37

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(941)        (437)         (8)        (41)       17,905      16,859
      Realized gains (losses) on investments, net             555          837     (2,953)     (1,482)        1,146       1,871
      Net change in unrealized appreciation
        (depreciation) on investments                      21,123      (5,858)       3,106       (311)     (15,666)      12,942
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  20,737      (5,458)         145     (1,834)        3,385      31,672
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    27,787       16,940           -           -      108,382      69,142
      Transfers between funds                               6,129        9,774     (1,763)       (823)     (30,723)      50,071
      Surrenders and terminations                         (3,965)      (5,191)        (93)       (449)     (60,836)    (68,714)
      Rescissions                                           (632)        (673)           -           -      (3,321)     (2,380)
      Bonus (recapture)                                       371          106           -           -        1,460       1,084
      Other transactions (note 2)                            (22)         (12)         (1)         (2)        (178)       (150)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      29,668       20,944     (1,857)     (1,274)       14,784      49,053
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         50,405       15,486     (1,712)     (3,108)       18,169      80,725
 Net assets at beginning of period                         47,044       31,558       1,712       4,820      450,493     369,768
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $97,449       47,044           -       1,712      468,662     450,493
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       38

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,299        2,403       1,803       2,002          (4)         (8)
      Realized gains (losses) on investments, net             539          861         744       2,054         (33)        (76)
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,525)        1,241     (1,373)       4,445          171        (67)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     313        4,505       1,174       8,501          134       (151)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    15,485        8,387      20,748      11,702            -           -
      Transfers between funds                             (1,946)        5,482    (10,735)       6,539         (63)       (140)
      Surrenders and terminations                         (7,694)      (7,600)     (6,834)     (9,734)         (15)        (70)
      Rescissions                                           (479)        (317)       (469)       (448)            -           -
      Bonus (recapture)                                       219          156         418         290            -         (3)
      Other transactions (note 2)                            (21)         (18)        (23)        (17)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       5,564        6,090       3,105       8,332         (78)       (213)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          5,877       10,595       4,279      16,833           56       (364)
 Net assets at beginning of period                         65,026       54,431      63,361      46,528          507         871
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $70,903       65,026      67,640      63,361          563         507
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       39

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       J.P. MORGAN U.S. LARGE    JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                          CAP CORE EQUITY             PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(10)         (21)       (264)        (29)          444          93
      Realized gains (losses) on investments, net            (35)         (93)          96        (32)        (639)       2,084
      Net change in unrealized appreciation
        (depreciation) on investments                         286        (287)       4,396       (301)       49,033    (18,930)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     241        (401)       4,228       (362)       48,838    (16,753)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -      17,041       3,376       58,956      25,915
      Transfers between funds                                (51)        (245)       5,636       2,296       12,324       3,706
      Surrenders and terminations                            (58)         (89)       (280)        (11)     (17,891)    (20,890)
      Rescissions                                               -         (20)       (364)        (66)      (1,561)       (514)
      Bonus (recapture)                                         -          (3)         151          34          622         207
      Other transactions (note 2)                             (1)          (1)         (3)           -         (68)        (57)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (110)        (358)      22,181       5,629       52,382       8,367
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            131        (759)      26,409       5,267      101,220     (8,386)
 Net assets at beginning of period                            986        1,745       5,267           -      151,745     160,131
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,117          986      31,676       5,267      252,965     151,745
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       40

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,475)      (1,912)     (1,204)       (428)          750         399
      Realized gains (losses) on investments, net           2,359       10,834       1,648         305          639       (281)
      Net change in unrealized appreciation
        (depreciation) on investments                      78,536     (57,282)      39,549     (5,723)        3,663       (175)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  79,420     (48,360)      39,993     (5,846)        5,052        (57)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    71,498       34,883      64,859      33,575       14,933       5,533
      Transfers between funds                              11,941        (942)      16,707      12,425       23,080       4,499
      Surrenders and terminations                        (36,047)     (47,603)     (2,781)     (1,252)      (1,654)       (445)
      Rescissions                                         (1,703)        (759)     (1,233)       (927)        (761)        (85)
      Bonus (recapture)                                       778          208         773         295          194          43
      Other transactions (note 2)                           (137)        (126)        (29)         (6)          (7)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      46,330     (14,339)      78,296      44,110       35,785       9,543
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        125,750     (62,699)     118,289      38,264       40,837       9,486
 Net assets at beginning of period                        317,069      379,768      50,331      12,067       13,818       4,332
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $442,819      317,069     168,620      50,331       54,655      13,818
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       41

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                          OPPENHEIMER MAIN       PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                           STREET FUND/VA             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,024)        (371)       3,964       1,052        (163)           -
      Realized gains (losses) on investments, net            (54)      (1,134)       1,934         205          930           -
      Net change in unrealized appreciation
        (depreciation) on investments                      24,293      (5,511)       6,876       (199)          130           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  23,215      (7,016)      12,774       1,058          897           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    65,879       30,993      54,830      14,020       45,931           -
      Transfers between funds                              16,424       10,229      16,142      14,146        7,934           -
      Surrenders and terminations                         (3,197)      (1,211)     (3,268)     (3,227)        (784)           -
      Rescissions                                         (1,409)        (870)     (1,314)       (284)        (825)           -
      Bonus (recapture)                                       774          238         552         108          535           -
      Other transactions (note 2)                            (34)          (8)        (17)         (3)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      78,437       39,371      66,925      24,760       52,790           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        101,652       32,355      79,699      25,818       53,687           -
 Net assets at beginning of period                         49,538       17,183      33,182       7,364            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $151,190       49,538     112,881      33,182       53,687           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       42

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       PIMCO VIT STOCKSPLUS
                                                         GROWTH AND INCOME         PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                             PORTFOLIO            RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $99          148       2,931       2,176         (73)       (101)
      Realized gains (losses) on investments, net              41        (422)       3,519       2,222        (662)     (2,010)
      Net change in unrealized appreciation
        (depreciation) on investments                       5,616      (1,584)       1,373       2,946        1,968       (528)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   5,756      (1,858)       7,823       7,344        1,233     (2,639)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     7,377        7,882     137,755      91,335            -       1,898
      Transfers between funds                                 451        4,895       7,292      71,614        (541)     (1,963)
      Surrenders and terminations                           (798)        (738)    (14,400)     (7,386)        (261)       (289)
      Rescissions                                            (85)        (153)     (3,356)     (2,245)          (4)       (126)
      Bonus (recapture)                                        82           47       1,697         870          (2)          25
      Other transactions (note 2)                             (7)          (2)        (83)        (15)          (4)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       7,020       11,931     128,905     154,173        (812)       (458)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         12,776       10,073     136,728     161,517          421     (3,097)
 Net assets at beginning of period                         14,357        4,284     189,144      27,627        4,139       7,236
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $27,133       14,357     325,872     189,144        4,560       4,139
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       43

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                     SP JENNISON         SP STRATEGIC PARTNERS
                                                         SELIGMAN SMALL-CAP     INTERNATIONAL GROWTH        FOCUSED GROWTH
                                                          VALUE PORTFOLIO             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,868)        (626)       (131)        (41)        (173)        (63)
      Realized gains (losses) on investments, net           2,688           68         543       1,144           34       (178)
      Net change in unrealized appreciation
        (depreciation) on investments                      41,838      (7,528)       2,472       (309)        2,371       (717)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  42,658      (8,086)       2,884         794        2,232       (958)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    56,161       38,603       6,409       1,432        5,219       3,944
      Transfers between funds                              18,232       16,127       4,782         430          513       1,956
      Surrenders and terminations                         (4,049)      (1,391)       (602)       (131)        (238)       (218)
      Rescissions                                         (1,208)      (1,270)        (60)        (16)        (118)       (106)
      Bonus (recapture)                                       831          280         102          20           54          24
      Other transactions (note 2)                            (41)          (6)         (2)           -          (2)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      69,926       52,343      10,629       1,735        5,428       5,599
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        112,584       44,257      13,513       2,529        7,660       4,641
 Net assets at beginning of period                         58,193       13,936       3,375         846        6,407       1,766
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $170,777       58,193      16,888       3,375       14,067       6,407
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       44

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                 TEMPLETON DEVELOPING
                                                           TEMPLETON ASSET       MARKETS SECURITIES        TEMPLETON FOREIGN
                                                           STRATEGY FUND                FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $266          140       (206)          97        1,136       1,147
      Realized gains (losses) on investments, net           (919)      (2,178)       2,237     (2,270)     (19,306)    (72,381)
      Net change in unrealized appreciation
        (depreciation) on investments                       5,736          761      30,403       2,294       93,262       8,852
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   5,083      (1,277)      32,434         121       75,092    (62,382)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -      15,036       9,257       16,095      14,025
      Transfers between funds                               (946)      (2,234)       9,870     (1,243)      (3,731)     (2,350)
      Surrenders and terminations                         (2,651)      (4,673)     (9,400)     (9,075)     (34,407)    (50,192)
      Rescissions                                               -            -       (316)        (79)        (244)       (223)
      Bonus (recapture)                                         -            -         198          36          130          70
      Other transactions (note 2)                            (10)         (11)        (45)        (40)        (164)       (188)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,607)      (6,918)      15,343     (1,144)     (22,321)    (38,858)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,476      (8,195)      47,777     (1,023)       52,771   (101,240)
 Net assets at beginning of period                         19,101       27,296      62,503      63,526      253,298     354,538
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $20,577       19,101     110,280      62,503      306,069     253,298
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       45

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                                               TEMPLETON
                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH     INTERNATIONAL SMALLER
                                                       INCOME SECURITIES FUND      SECURITIES FUND          COMPANIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,498         (96)         678       3,323            -         223
      Realized gains (losses) on investments, net           1,107        (175)    (15,790)    (12,672)            -         977
      Net change in unrealized appreciation
        (depreciation) on investments                       3,941        7,501     104,109    (64,274)            -         444
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   7,546        7,230      88,997    (73,623)            -       1,644
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        19           12      29,434      26,725            -           -
      Transfers between funds                             (1,231)      (4,515)       (671)     (8,666)            -    (13,768)
      Surrenders and terminations                         (5,914)      (7,192)    (37,868)    (59,669)            -       (622)
      Rescissions                                               -            -       (507)       (589)            -           -
      Bonus (recapture)                                         -            -         238         243            -           -
      Other transactions (note 2)                            (22)         (23)       (162)       (174)            -         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (7,148)     (11,718)     (9,536)    (42,130)            -    (14,392)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            398      (4,488)      79,461   (115,753)            -    (12,748)
 Net assets at beginning of period                         39,458       43,946     294,472     410,225            -      12,748
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $39,856       39,458     373,933     294,472            -           -
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       46

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(877)         (98)       (564)        (54)        (262)        (22)
      Realized gains (losses) on investments, net             393        (171)         183       (153)          356         (7)
      Net change in unrealized appreciation
        (depreciation) on investments                      15,671      (1,099)       7,657       (640)        3,946       (276)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,187      (1,368)       7,276       (847)        4,040       (305)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    43,301       14,432      38,836       8,167       16,213       3,644
      Transfers between funds                              13,220        8,382       9,704       4,738        6,621       1,331
      Surrenders and terminations                         (1,476)        (174)       (826)       (208)      (1,022)        (20)
      Rescissions                                         (1,280)        (336)     (1,118)       (182)        (281)        (57)
      Bonus  (recapture)                                      593          100         594          93          265          24
      Other transactions (note 2)                            (14)          (1)         (7)           -          (5)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      54,344       22,403      47,183      12,608       21,791       4,922
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         69,531       21,035      54,459      11,761       25,831       4,617
 Net assets at beginning of period                         21,035            -      11,761           -        4,617           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $90,566       21,035      66,220      11,761       30,448       4,617
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       47

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH     USAZ ALLIANCEBERNSTEIN
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(194)         (53)           -        (42)        (281)        (69)
      Realized gains (losses) on investments, net             478          192           -       (993)          141       (599)
      Net change in unrealized appreciation
        (depreciation) on investments                       3,659        (358)           -          25        7,827     (1,844)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,943        (219)           -     (1,010)        7,687     (2,512)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     9,444        4,961           -       1,095       19,066      10,442
      Transfers between funds                               1,193        3,489           -     (2,767)        6,656       5,093
      Surrenders and terminations                           (713)         (65)           -       (162)      (1,169)       (555)
      Rescissions                                           (353)         (34)           -         (9)        (346)       (146)
      Bonus (recapture)                                       111           21           -           1          256         103
      Other transactions (note 2)                             (3)            -           -         (1)         (11)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       9,679        8,372           -     (1,843)       24,452      14,935
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         13,622        8,153           -     (2,853)       32,139      12,423
 Net assets at beginning of period                          8,153            -           -       2,853       15,791       3,368
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $21,775        8,153           -           -       47,930      15,791
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       48

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       USAZ ALLIANCEBERNSTEIN     USAZ MONEY MARKET        USAZ OPPENHEIMER
                                                       LARGE CAP GROWTH FUND            FUND             EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(616)        (148)     (2,493)       (848)        (543)        (37)
      Realized gains (losses) on investments, net             170        (323)           -           -        2,682        (17)
      Net change in unrealized appreciation
        (depreciation) on investments                       7,517      (2,391)         (2)           -        8,528         136
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   7,071      (2,862)     (2,495)       (848)       10,667          82
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    24,313       11,678     237,716     136,638       31,329       5,866
      Transfers between funds                               2,263        8,551   (160,229)      27,096       16,780       1,937
      Surrenders and terminations                           (942)        (564)    (84,417)    (89,833)      (1,247)          13
      Rescissions                                           (628)        (324)     (5,580)     (3,677)        (567)       (122)
      Bonus (recapture)                                       323           77       4,150       2,291          441          32
      Other transactions (note 2)                            (10)          (1)        (47)        (23)          (5)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      25,319       19,417     (8,407)      72,492       46,731       7,726
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         32,390       16,555    (10,902)      71,644       57,398       7,808
 Net assets at beginning of period                         19,091        2,536     191,865     120,221        7,808           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $51,481       19,091     180,963     191,865       65,206       7,808
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       49

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                         USAZ OPPENHEIMER
                                                       EMERGING TECHNOLOGIES     USAZ PIMCO NFJ SMALL    USAZ PIMCO PEA GROWTH
                                                                FUND               CAP VALUE FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(410)         (74)        (12)           -         (64)         (8)
      Realized gains (losses) on investments, net           1,235        (980)         150           -           16       (159)
      Net change in unrealized appreciation
        (depreciation) on investments                       6,380      (1,176)       2,005           -        4,562     (1,030)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   7,205      (2,230)       2,143           -        4,514     (1,197)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    19,851        6,236      17,457           -       15,719       6,048
      Transfers between funds                               5,055          547       6,316           -        4,133       2,333
      Surrenders and terminations                           (783)        (248)       (174)           -        (585)       (735)
      Rescissions                                           (535)        (132)       (331)           -        (433)       (117)
      Bonus  (recapture)                                      208           43         236           -          246          59
      Other transactions (note 2)                             (6)          (1)           -           -          (7)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      23,790        6,445      23,504           -       19,073       7,587
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         30,995        4,215      25,647           -       23,587       6,390
 Net assets at beginning of period                          8,595        4,380           -           -        8,485       2,095
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $39,590        8,595      25,647           -       32,072       8,485
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       50

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           USAZ PIMCO PEA        USAZ PIMCO PEA VALUE       USAZ TEMPLETON
                                                          RENAISSANCE FUND              FUND            DEVELOPED MARKETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,529)        (654)       (467)       (139)         (49)         (6)
      Realized gains (losses) on investments, net           3,715      (2,520)        (75)       (689)           14        (30)
      Net change in unrealized appreciation
        (depreciation) on investments                      72,042      (8,397)      18,381     (3,268)        1,981        (95)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  73,228     (11,571)      17,839     (4,096)        1,946       (131)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    78,152       63,026      30,208      16,722        8,302         917
      Transfers between funds                              29,333       20,748      14,927       8,744        2,708       1,071
      Surrenders and terminations                         (3,916)      (1,269)     (1,549)     (1,379)        (356)         (7)
      Rescissions                                         (1,744)      (1,136)       (716)       (536)         (80)        (26)
      Bonus (recapture)                                       876          392         408          97          120           7
      Other transactions (note 2)                            (50)          (5)        (15)         (2)          (3)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     102,651       81,756      43,263      23,646       10,691       1,962
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        175,879       70,185      61,102      19,550       12,637       1,831
 Net assets at beginning of period                         77,896        7,711      23,233       3,683        2,027         196
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $253,775       77,896      84,335      23,233       14,664       2,027
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       51

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN          USAZ VAN KAMPEN
                                                       AGGRESSIVE GROWTH FUND       COMSTOCK FUND        EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(485)        (107)       (910)       (262)      (1,266)       (293)
      Realized gains (losses) on investments, net             286        (323)         107       (664)        (146)       (498)
      Net change in unrealized appreciation
        (depreciation) on investments                       8,176      (2,127)      36,003     (8,563)       16,586     (5,903)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   7,977      (2,557)      35,200     (9,489)       15,174     (6,694)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    22,542        8,454      76,093      46,669       45,555      21,594
      Transfers between funds                               6,843        4,386      21,465      21,597       14,894      16,107
      Surrenders and terminations                           (660)        (135)     (3,904)     (1,740)      (1,839)       (732)
      Rescissions                                           (443)        (165)     (1,386)     (1,160)      (1,048)       (455)
      Bonus (recapture)                                       329           35         865         272          595         145
      Other transactions (note 2)                             (9)          (1)        (40)         (7)         (24)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      28,602       12,574      93,093      65,631       58,133      36,656
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         36,579       10,017     128,293      56,142       73,307      29,962
 Net assets at beginning of period                         12,171        2,154      73,195      17,053       36,135       6,173
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $48,750       12,171     201,488      73,195      109,442      36,135
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       52

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       USAZ VAN KAMPEN GLOBAL      USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           FRANCHISE FUND      GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(96)            -       (650)       (232)        (627)       (186)
      Realized gains (losses) on investments, net              36            -          53       (497)           21       (220)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,401            -      24,490     (4,380)        9,226     (2,643)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,341            -      23,893     (5,109)        8,620     (3,049)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    12,710            -      57,556      25,361       20,785      10,141
      Transfers between funds                               8,951            -      20,350      13,612        5,293       7,099
      Surrenders and terminations                              51            -     (3,306)     (1,537)      (1,090)       (490)
      Rescissions                                           (189)            -     (1,292)       (473)        (630)       (119)
      Bonus (recapture)                                       164            -         656         184          205          62
      Other transactions (note 2)                               -            -        (24)         (4)          (8)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      21,687            -      73,940      37,143       24,555      16,692
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         24,028            -      97,833      32,034       33,175      13,643
 Net assets at beginning of period                              -            -      47,870      15,836       19,098       5,455
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $24,028            -     145,703      47,870       52,273      19,098
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                          VAN KAMPEN LIT
                                                          EMERGING GROWTH           VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH
                                                             PORTFOLIO          ENTERPRISE PORTFOLIO     AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(147)        (201)         (3)         (5)         (10)        (11)
      Realized gains (losses) on investments, net           (523)      (1,458)        (54)        (97)         (34)        (82)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,533      (3,430)         124        (63)          393       (251)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,863      (5,089)          67       (165)          349       (344)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -        8,586           -           -            -           -
      Transfers between funds                               (822)      (4,508)        (57)       (151)         (96)       (347)
      Surrenders and terminations                           (633)        (488)        (14)        (25)         (98)        (83)
      Rescissions                                             (1)        (237)           -           -            -           -
      Bonus (recapture)                                       (3)           51           -         (1)          (1)           -
      Other transactions (note 2)                             (5)          (2)           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,464)        3,402        (71)       (177)        (196)       (431)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            399      (1,687)         (4)       (342)          153       (775)
 Net assets at beginning of period                          8,332       10,019         309         651        1,488       2,263
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $8,731        8,332         305         309        1,641       1,488
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements.
                                       54

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                         TOTAL ALL FUNDS
                                                      -------------------------
                                                           2003         2002
                                                      -------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $40,260       80,916
      Realized gains (losses) on investments, net       (118,667)    (260,450)
      Net change in unrealized appreciation
        (depreciation) on investments                   1,497,875    (457,255)
                                                      -------------------------
        Net increase (decrease) in net assets
          from operations                               1,419,468    (636,789)
                                                      -------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                 2,170,848    1,116,727
      Transfers between funds                             296,920      232,682
      Surrenders and terminations                       (653,526)    (816,180)
      Rescissions                                        (50,296)     (28,013)
      Bonus (recapture)                                    27,584       10,614
      Other transactions (note 2)                         (2,646)      (2,181)
                                                      -------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                   1,788,884      513,649
                                                      -------------------------
 Increase (decrease) in net assets                      3,208,352    (123,140)
 Net assets at beginning of period                      5,025,341    5,148,481
                                                      -------------------------
 Net assets at end of period                           $8,233,693    5,025,341
                                                      -------------------------

                 See accompanying notes to financial statements.
                                       55

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.

     PORTFOLIO                                  INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                   ----------------------------
     AIM V.I. Capital Appreciation Fund         AIM Advisors, Inc.                   N\A
     AIM V.I. Growth Fund                       AIM Advisors, Inc.                   N\A
     AIM V.I. International Growth Fund         AIM Advisors, Inc.                   N\A
     AIM V.I. Premier Equity Fund               AIM Advisors, Inc.                   N\A
     Alger American Growth Portfolio            Fred Alger Management, Inc.          N\A
     Alger American Leveraged AllCap Portfolio  Fred Alger Management, Inc.          N\A
     Alger American MidCap Growth Portfolio     Fred Alger Management, Inc.          N\A
     Alger American Small Capitalization        Fred Alger Management, Inc.          N\A
     Portfolio
     Davis VA Financial Portfolio               Davis Selected Advisers, LP          N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP          N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP          N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation              N\A
     Portfolio*
     Dreyfus Stock Index Fund*                  The Dreyfus Corporation              N\A
     Franklin Aggressive Growth Securities      Franklin Advisory Services, LLC      N\A
     Fund*
     Franklin Global Communications Securities  Franklin Advisers, Inc.              N\A
     Fund*
     Franklin Growth and Income Securities      Franklin Advisers, Inc.              N\A
     Fund *
     Franklin High Income Fund*                 Franklin Advisers, Inc.              N\A
     Franklin Income Securities Fund*           Franklin Advisers, Inc.              N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.              N\A
     Franklin Money Market Fund*                Franklin Advisers, Inc.              N\A
     Franklin Real Estate Fund*                 Franklin Advisers, Inc.              N\A
     Franklin Rising Dividends Securities Fund  Franklin Advisory Services, LLC      N\A
     *
     Franklin Small Cap Fund *                  Franklin Advisers, Inc.              N\A
     Franklin Small Cap Value Securities Fund*  Franklin Advisory Services, LLC      N\A
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC      N\A
     Franklin Zero Coupon - 2005 Fund           Franklin Advisers, Inc.              N\A
     Franklin Zero Coupon - 2010 Fund           Franklin Advisers, Inc.              N\A
     Jennison 20/20 Focus Portfolio             Prudential Investments Fund          N\A
                                                Management, LLC
     J.P. Morgan International  Opportunities J.P. Morgan Investment  Management
     N\A  Portfolio  Inc.  J.P.  Morgan U.S.  Large Cap Core Equity J.P.  Morgan
     Investment Management N\A
     Portfolio                                  Inc.
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC        N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC        N\A

                                       56
1.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

1.   ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                   ----------------------------
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.               N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.               N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc.               N\A
     PIMCO VIT High Yield Portfolio             Pacific Investment Management        N\A
                                                Company
     PIMCO VIT Real Return Portfolio            Pacific Investment Management        N\A
                                                Company
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management        N\A
     Portfolio                                  Company
     PIMCO VIT Total Return Portfolio           Pacific Investment Management        N\A
                                                Company
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.            N\A
     Seligman Small-Cap Value Portfolio         J & W Seligman & Co. Inc.            N\A
     SP Jennison International Growth           Prudential Investments Fund          N\A
     Portfolio *                                Management, LLC
     SP Strategic Partners Focused Growth       Prudential Investments Fund          N\A
     Portfolio *                                Management , LLC
     Templeton Asset Strategy Fund*             Templeton Global Advisors Limited    N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund*         Franklin Advisers, Inc.              N\A
     Templeton Global Income Securities Fund*   Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited    N\A
     USAZ AIM Basic Value Fund*                 USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Blue Chip Fund*                   USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*     USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*        USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AllianceBernstein Growth and Income   USAllianz Advisers, LLC              Alliance Capital Management L.P.
     Fund *
     USAZ AllianceBernstein Large Cap Growth    USAllianz Advisers, LLC              Alliance Capital Management L.P.
     Fund *
     USAZ Money Market Fund *                   USAllianz Advisers, LLC              Prudential Investment Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund*     USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ Oppenheimer Emerging Technologies     USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     Fund*
     USAZ PIMCO NFJ Small Cap Value Fund*       USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                     America L.P
     USAZ PIMCO PEA Growth and Income Fund *    USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                     America L.P
     USAZ PIMCO PEA Renaissance Fund *          USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                     America L.P
     USAZ PIMCO PEA Value Fund *                USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                     America L.P
     USAZ Templeton Developed Markets Fund *    USAllianz Advisers, LLC              Templeton Investment Counsel, LLC.
     USAZ Van Kampen Aggressive Growth Fund *   USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *            USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Emerging Growth Fund *     USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Global Franchise Fund*     USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Growth and Income Fund *   USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth Fund *              USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio * Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.    N\A
        *Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz Charter deferred annuity contract owners. Fixed Period Accounts are available to USAllianz High Five contract owners, and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz High Five deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, including the date the investment option was available for each product, as of December 31, 2003 are listed in the following table.

                                         USALLIANZ USALLIANZ USALLIANZ USALLIANZ  USALLIANZ  USALLIANZVALUEMARK USALLIANZ  VALUEMARK
PORTFOLIO                                ALTERITY   CHARTER  CHARTER   DIMENSIONS HIGH FIVE  REWARDS  II AND    VALUEMARK  INCOME
                                                                II                                       III        IV       PLUS
                                         -------------------------------------------------------------------------------------------
Davis VA Financial Portfolio              2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000  5/1/2002   5/1/2002  5/1/2002
Davis VA Value Portfolio                  2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000  5/1/2002   5/1/2002  5/1/2002
Dreyfus IP Small Cap Stock Index          5/1/2002  5/1/2002  5/1/2003   5/1/2002 10/25/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
Portfolio
Dreyfus Stock Index Fund                  5/1/2002  5/1/2002  5/1/2003   5/1/2002 10/25/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
Franklin Global Communications           11/5/2001  1/6/1999  5/1/2003  11/5/2001 10/25/2002 11/5/20011/24/1989   2/3/1997  7/1/1994
Securities Fund
Franklin Growth and Income Securities     2/1/2000  1/6/1999  5/1/2003   3/5/2001 10/25/2002 5/5/2000 1/24/1989   2/3/1997  7/1/1994
Fund
Franklin High Income Fund                11/5/2001  1/6/1999  5/1/2003  11/5/2001 10/25/2002 11/5/20011/24/1989   2/3/1997  7/1/1994
Franklin Income Securities Fund          11/5/2001  1/6/1999 10/6/2003  11/5/2001 10/25/2002 11/5/20011/24/1989   2/3/1997  7/1/1994
Franklin Large Cap Growth Securities     11/5/2001  1/6/1999  5/1/2003  11/5/2001 10/25/2002 11/5/2001 5/1/1996   2/3/1997  5/1/1996
Fund
Franklin Real Estate Fund                11/5/2001  1/6/1999  5/1/2003  11/5/2001 10/25/2002 11/5/20011/24/1989   2/3/1997  7/1/1994
Franklin Rising Dividends Securities      2/1/2000  1/6/1999  5/1/2003   3/5/2001 10/25/2002 5/5/2000 1/27/1992   2/3/1997  7/1/1994
Fund
Franklin Small Cap Fund                   2/1/2000  1/6/1999  5/1/2003   3/5/2001 10/25/2002 5/5/2000 11/1/1995   2/3/1997 11/1/1995
Franklin Small Cap Value Securities Fund 11/5/2001  1/6/1999  5/1/2003  11/5/2001 10/25/2002 11/5/2001 5/1/1998   5/1/1998  5/1/1998
Franklin U.S. Government Fund             2/1/2000  1/6/1999  5/1/2003   3/5/2001 10/25/2002 5/5/2000 3/14/1989   2/3/1997  5/1/2001
Franklin Zero Coupon Fund - 2005         11/5/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/20013/14/1989   2/3/1997  5/1/2001
Franklin Zero Coupon Fund - 2010         11/5/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/20013/14/1989   2/3/1997  5/1/2001
Jennison 20/20 Focus Portfolio            5/1/2002  5/1/2002  5/1/2003   5/1/2002 10/25/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
Mutual Discovery Securities Fund          2/1/2000  1/6/1999  5/1/2003   3/5/2001 10/25/2002 5/5/2000 11/8/1996   2/3/1997 11/8/1996
Mutual Shares Securities Fund             2/1/2000  1/6/1999  5/1/2003   3/5/2001 10/25/2002 5/5/2000 11/8/1996   2/3/1997 11/8/1996
Oppenheimer Global Securities Fund/VA     2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000  5/1/2002   5/1/2002  5/1/2002
Oppenheimer High Income Fund/VA           2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000  5/1/2002   5/1/2002  5/1/2002
Oppenheimer Main Street Fund/VA           2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000  5/1/2002   5/1/2002  5/1/2002
PIMCO VIT High Yield Portfolio            2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000 11/5/2001  11/5/2001 11/5/2001
PIMCO VIT Real Return Portfolio           5/1/2003  5/1/2003  5/1/2003   5/1/2003   5/1/2003 5/1/2003  5/1/2003   5/1/2003  5/1/2003
PIMCO VIT Total Return Portfolio          2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000 11/5/2001  11/5/2001 11/5/2001

                                       58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.  SIGNIFICANT ACCOUNTING POLICIES
(CONTINUED)
INVESTMENTS (CONTINUED)

                                         USALLIANZ USALLIANZ USALLIANZ USALLIANZ  USALLIANZ  USALLIANZVALUEMARK USALLIANZ  VALUEMARK
PORTFOLIO                                ALTERITY   CHARTER  CHARTER   DIMENSIONS HIGH FIVE  REWARDS  II AND    VALUEMARK  INCOME
                                                                II                                       III        IV       PLUS
                                         -------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio        2/1/2000 1/26/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2000  5/1/2002   5/1/2002  5/1/2002
SP Jennison International Growth         12/15/200012/15/2000 5/1/2003   3/5/2001 10/25/2002 12/15/20012/15/200012/15/2000  5/1/2001
Portfolio
SP Strategic Partners Focused Growth     12/15/200012/15/2000 5/1/2003   3/5/2001 10/25/2002 12/15/20012/15/200012/15/2000  5/1/2001
Portfolio
Templeton Developing Markets Securities   2/1/2000  1/6/1999  5/1/2003   3/5/2001 10/25/2002 5/5/2000 3/15/1994   2/3/1997  7/1/1994
Fund
Templeton Foreign Securities Fund        11/5/2001  1/6/1999 10/6/2003  11/5/2001 10/25/2002 11/5/20011/27/1992   2/3/1997  7/1/1994
Templeton Growth Securities Fund          2/1/2000  1/6/1999 10/6/2003   3/5/2001 10/25/2002 5/5/2000 3/15/1994   2/3/1997  7/1/1994
USAZ AIM Basic Value Fund                 5/1/2002  5/1/2002  5/1/2003   5/1/2002 10/25/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
USAZ AIM Blue Chip Fund                   5/1/2002  5/1/2002  5/1/2003   5/1/2002 10/25/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
USAZ AIM Dent Demographic Trends Fund     5/1/2002  5/1/2002  5/1/2003   5/1/2002 10/25/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
USAZ AIM International Equity Fund        5/1/2002  5/1/2002  5/1/2003   5/1/2002 10/25/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
USAZ AllianceBernstein Growth and        11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/200111/5/2001  11/5/2001 11/5/2001
Income Fund
USAZ AllianceBernstein Large Cap Growth  11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/200111/5/2001  11/5/2001 11/5/2001
Fund
USAZ Oppenheimer Emerging Technologies   11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/200111/5/2001  11/5/2001 11/5/2001
Fund
USAZ Money Market Fund                    2/1/2000 11/5/2001  5/1/2003   3/5/2001 10/25/2002 5/5/2001 11/5/2001  11/5/2001 11/5/2001
USAZ Oppenheimer Emerging Growth Fund     5/1/2002  5/1/2002  5/1/2003   5/1/2002   5/1/2002 5/1/2002  5/1/2002   5/1/2002  5/1/2002
USAZ PIMCO NFJ Small Cap Value Fund       5/1/2003  5/1/2003  5/1/2003   5/1/2003   5/1/2003 5/1/2003  5/1/2003   5/1/2003  5/1/2003
USAZ PIMCO PEA Growth and Income Fund    11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/200111/5/2001  11/5/2001 11/5/2001
USAZ PIMCO PEA Renaissance Fund          11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/200111/5/2001  11/5/2001 11/5/2001
USAZ PIMCO PEA Value Fund                11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/200111/5/2001  11/5/2001 11/5/2001
USAZ Templeton Developed Markets Fund    11/6/2001 11/5/2001  5/1/2003  11/5/2001 10/25/2002 11/5/200111/5/2001  11/5/2001 11/5/2001
USAZ Van Kampen Aggressive Growth Fund    5/1/2001  5/1/2001  5/1/2003   5/1/2001 10/25/2002 5/1/2001  5/1/2001   5/1/2001  5/1/2001
USAZ Van Kampen Comstock Fund             5/1/2001  5/1/2001  5/1/2003   5/1/2001 10/25/2002 5/1/2001  5/1/2001   5/1/2001  5/1/2001
USAZ Van Kampen Emerging Growth Fund      5/1/2001  5/1/2001  5/1/2003   5/1/2001 10/25/2002 5/1/2001  5/1/2001   5/1/2001  5/1/2001
USAZ Van Kampen Global Franchise Fund     5/1/2003  5/1/2003  5/1/2003   5/1/2003   5/1/2003 5/1/2003  5/1/2003   5/1/2003  5/1/2003
USAZ Van Kampen Growth and Income Fund    5/1/2001  5/1/2001  5/1/2003   5/1/2001 10/25/2002 5/1/2001  5/1/2001   5/1/2001  5/1/2001
USAZ Van Kampen Growth Fund               5/1/2001  5/1/2001  5/1/2003   5/1/2001 10/25/2002 5/1/2001  5/1/2001   5/1/2001  5/1/2001

During the years ended December 31, 2003 and 2002, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
----------------------                                  --------------------                          --------------
AIM V.I. International Growth Fund                      AIM International Equity Fund                 May 1, 2002
AIM V.I. Premier Equity Fund                            AIM V.I. Value Fund                           May 1, 2002
Franklin Small Cap Value Securities Fund                Franklin Value Securities Fund                May 1, 2002
PIMCO VIT High Yield Portfolio                          PIMCO VIT High Yield Bond Portfolio           May 1, 2002
PIMCO VIT Total Return Portfolio                        PIMCO VIT Total Return Bond Portfolio         May 1, 2002
Templeton Foreign Securities Fund                       Templeton International Securities Fund       May 1, 2002
USAZ Money Market Fund                                  AZOA VIP Money Market Fund                    May 1, 2002
USAZ Van Kampen Emerging Growth Fund                    USAZ American Growth Fund                     May 1, 2002
J.P. Morgan U.S. Large Cap Core Equity Portfolio        J.P. Morgan US Disciplined Equity Portfolio   May 1, 2003
Oppenheimer Main Street Fund/VA                         Oppenheimer Main Street Growth & Income       May 1, 2003
                                                        Fund/VA
USAZ AllianceBernstein Growth and Income Fund           USAZ Alliance Capital Growth and Income Fund  May 1, 2003
USAZ AllianceBernstein Large Cap Growth Fund            USAZ Alliance Capital Large Cap Growth Fund   May 1, 2003


                                     59

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
----------------------                                  --------------------                          --------------
USAZ PIMCO PEA Growth & Income Fund                     USAZ PIMCO Growth & Income Fund               May 1, 2003
USAZ PIMCO PEA Renaissance Fund                         USAZ PIMCO Renaissance Fund                   May 1, 2003
USAZ PIMCO PEA Value Fund                               USAZ PIMCO Value Fund                         May 1, 2003
USAZ AllianceBernstein Technology Fund                  USAZ Alliance Capital Technology Fund         May 1, 2003
USAZ Oppenheimer Emerging Technologies Fund             USAZ AllianceBernstein Technology Fund        December 8, 2003

During the years ended December 31, 2003 and 2002, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
---------                                               -----------
AZOA VIP Diversified Assets Fund                        May 1, 2002
AZOA VIP Fixed Income Fund                              May 1, 2002
AZOA VIP Global Opportunities Fund                      May 1, 2002
AZOA VIP Growth Fund                                    May 1, 2002
USAZ Growth Fund                                        May 1, 2002
Van Kampen LIT Emerging Growth Portfolio                May 1, 2002
AIM V. I. Capital Appreciation Fund                     May 1, 2002
AIM V. I. International Growth Fund                     May 1, 2002
AIM V. I. Premier Equity Fund                           May 1, 2002
Alger American MidCap Growth Portfolio                  May 1, 2002
Franklin  S&P 500 Index Fund                            May 1, 2002
Seligman Global Technology Fund                         May 1, 2002
Franklin Income Securities Fund**                       May 1, 2003
PIMCO VIT StocksPLUS Growth and Income Portfolio        May 1, 2003
Templeton Foreign Securities Fund**                     May 1, 2003
Templeton Growth Securities Fund**                      May 1, 2003

 ** Portfolios were re-opened effective October 6, 2003, in all products available in Variable Account B.

During the years ended December 31, 2003 and 2002, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                             DATE MERGED
----------------                                        -------------------                             -----------
Franklin Global Health Care Securities                  Franklin Small Cap Fund                         May 1, 2002
Templeton International Smaller Companies               Templeton Foreign Securities Fund               May 1, 2002
Franklin Natural Resources Securities                   Franklin Growth and Income Securities Fund      May 1, 2002
AZOA VIP Growth Fund                                    USAZ Van Kampen Emerging Growth Fund            November 15,
                                                                                                        2002
AZOA VIP Global Opportunities Fund                      USAZ Templeton Developed Markets Fund           November 15,
                                                                                                        2002
AZOA VIP Fixed Income Fund                              PIMCO VIT Total Return Portfolio                November 15,
                                                                                                        2002
AZOA VIP Diversified Assets Fund                        PIMCO VIT Total Return Portfolio                November 15,
                                                                                                        2002
USAZ Growth Fund                                        USAZ Van Kampen Aggressive Growth Fund          November 15,
                                                                                                        2002
Franklin  S&P 500 Index Fund                            Dreyfus Stock Index Fund                        April 4, 2003
Franklin Technology Securities Fund                     Franklin Small Cap Fund                         April 30, 2003

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account. The assets for these annuitized contracts are listed in footnote six as Deferred Variable Annuities.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

     NET DEPOSIT                        BONUS PAID
     -----------                        ----------
     $15,000 to 24,999                       4%
     $25,000 to 99,999                       5%
     $100,000 to 999,999                     6%
     $1,000,000 to 4.999 million             7%
     $5,000,000 or more                      8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED
     ------------------------          -------------
     0 to 12                                0%
     13 to 24                               35%
     25 to 36                               70%
     37+                                   100%

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
--------                                                                   -----------                 ------
USAllianz Alterity Traditional - Option 1                                     1.25%                     0.15%
USAllianz Alterity Traditional - Option 2                                     1.45%                     0.15%
USAllianz Alterity Traditional - Option 3                                     1.35%                     0.15%
USAllianz Alterity Traditional - Option 4                                     1.55%                     0.15%
USAllianz Alterity Traditional - Option 5                                     2.05%                     0.15%
USAllianz Alterity - Enhanced - Option 1                                      1.75%                     0.15%
USAllianz Alterity - Enhanced - Option 3                                      1.65%                     0.15%
USAllianz Alterity - Enhanced - Option 4                                      1.80%                     0.15%
USAllianz Alterity - Enhanced - Option 5                                      2.25%                     0.15%
USAllianz Alterity  Optional - Option 1                                       1.55%                     0.15%
USAllianz Alterity  Optional - Option 2                                       1.75%                     0.15%
USAllianz Alterity  Optional - Option 3                                       1.65%                     0.15%
USAllianz Alterity  Optional - Option 4                                       1.85%                     0.15%
USAllianz Alterity  Optional - Option 5                                       2.30%                     0.15%
USAllianz Charter - Traditional                                               1.00%                     0.15%
USAllianz Charter - Enhanced                                                  1.20%                     0.15%
USAllianz Charter II - Option 1                                               1.60%                     0.15%
USAllianz Charter II - Option 2                                               1.90%                     0.15%
USAllianz Charter II - Option 3                                               1.90%                     0.15%
USAllianz Charter II - Option 4                                               1.80%                     0.15%
USAllianz Charter II - Option 5                                               2.05%                     0.15%
USAllianz Charter II - Option 6                                               2.10%                     0.15%
USAllianz Charter II - Option 7                                               2.30%                     0.15%
USAllianz Charter II - Option 8                                               2.50%                     0.15%
USAllianz Charter II - Option 9                                               2.55%                     0.15%
USAllianz Dimensions - Option 1                                               1.35%                     0.15%
USAllianz Dimensions - Option 2                                               1.55%                     0.15%
USAllianz Dimensions - Option 3                                               1.65%                     0.15%
USAllianz Dimensions - Option 4                                               1.85%                     0.15%
USAllianz Dimensions - Option 5                                               1.55%                     0.15%
USAllianz Dimensions - Option 6                                               1.75%                     0.15%

                                       61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       EXPENSES (CONTINUED)
                                                                      Mortality and Expense        Administrative
                                                                           RISK CHARGE                 CHARGE
USAllianz High Five Traditional                                               1.25%                     0.15%
USAllianz High Five Enhanced                                                  1.45%                     0.15%
USAllianz Rewards - Traditional Option 1                                      1.50%                     0.15%
USAllianz Rewards - Traditional Option 2                                      1.80%                     0.15%
USAllianz Rewards - Traditional Option 4                                      1.55%                     0.15%
USAllianz Rewards - Traditional Option 5                                      1.75%                     0.15%
USAllianz Rewards - Traditional Option 6                                      2.25%                     0.15%
USAllianz Rewards - Traditional Option 7                                      1.70%                     0.15%
USAllianz Rewards - Traditional Option 8                                      2.20%                     0.15%
USAllianz Rewards - Enhanced Option 1                                         1.70%                     0.15%
USAllianz Rewards - Enhanced Option 2                                         1.80%                     0.15%
USAllianz Rewards - Enhanced Option 3                                         2.00%                     0.15%
USAllianz Rewards - Enhanced Option 4                                         1.85%                     0.15%
USAllianz Rewards - Enhanced Option 5                                         2.00%                     0.15%
USAllianz Rewards - Enhanced Option 6                                         2.45%                     0.15%
USAllianz Rewards - Enhanced Option 7                                         1.90%                     0.15%
USAllianz Rewards - Enhanced Option 8                                         2.40%                     0.15%
Valuemark II & III                                                            1.25%                     0.15%
USAllianz Valuemark IV - Option 1                                             1.34%                     0.15%
USAllianz Valuemark IV - Option 2                                             1.64%                     0.15%
USAllianz Valuemark IV - Option 3                                             1.44%                     0.15%
USAllianz Valuemark IV - Option 4                                             1.74%                     0.15%
USAllianz Valuemark IV - Option 5                                             1.60%                     0.15%
USAllianz Valuemark IV - Option 6                                             1.90%                     0.15%
USAllianz Valuemark IV - Option 7                                             1.90%                     0.15%
USAllianz Valuemark IV - Option 8                                             1.75%                     0.15%
USAllianz Valuemark IV - Option 9                                             2.00%                     0.15%
USAllianz Valuemark IV - Option 10                                            2.05%                     0.15%
Valuemark Income Plus                                                         1.25%                     0.15%

The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

                                                   Charges for   Charges for   Charges for   Charges for   Charges for
                                                    Contract       Contract      Contract      Contract      Contract
(INCLUDES 0.15% OF ADMINISTRATION CHARGE)             with           with          with          with          with
                                                   Traditional     Enhanced      No GMIB     Traditional     Enhanced
                                                      GMIB           GMIB                        GMIB          GMIB
------------------------------------------------- -------------- ------------- ------------- ------------- -------------
------------------------------------------------- -------------- ------------- ------------- ------------- -------------

Traditional Guaranteed Minimum Death Benefit          1.40%         1.70%         1.50%         1.70%         2.20%
                                                  (Traditional   (Optional -   (Traditional  (Traditional  (Traditional
                                                   - Option 1)    Option 1)    - Option 3)   - Option 4)   - Option 5)


Earnings  Protection  Guaranteed  Minimum  Death      1.60%         1.90%         1.80%         2.00%         2.45%
Benefit                                           (Traditional   (Optional -   (Optional -   (Optional -   (Optional -
                                                   -Option 2)     Option 2)     Option 3)     Option 4)     Option 5)

Enhanced Guaranteed Minimum Death Benefit             1.70%          1.90%         1.80%         1.95%         2.40%
                                                   (Optional -     (Enhanced     (Enhanced     (Enhanced     (Enhanced
                                                    Option 1)    - Option 1)   - Option 3)   - Option 4)   - Option 5)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for USAllianz Rewards can be summarized as follows:

USAllianz Rewards provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Death Benefit/Enhanced Guaranteed Minimum Income Benefit). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.) The enhanced GMIB is only available to contracts purchased on or after September 27, 2002.

                      Charges     Charges     Charges for   Charges for   Charges       Charges    Charges    Charges
(INCLUDES 0.15% OF    for         for           Contract      Contract    for             for      for        for
ADMINISTRATION        Contract    Contract        with      without GMIB  Contract     Contract    Contract   Contract
CHARGE)               without     without     Traditional                 with           with      with       with
                         GMIB        GMIB         GMIB                    Traditional  Enhanced    TraditionalEnhanced
                                                                            GMIB        GMIB        GMIB       GMIB

--------------------- ----------- ----------- ------------- ------------- ----------- ------------ ---------- ----------
                                                            ------------- ----------- ------------ ---------- ----------

Traditional             1.65%                    1.95%         1.70%        1.90%        2.40%       1.85%      2.35%
Guaranteed Minimum    (Traditional-          (Traditional- (Traditional-(Traditional-(Traditional-(TraditionaL-(Traditional-
Death Benefit            Option 1)             Option 2)    Option 4)    Option 5)   Option 6)    Option 7)  Option 8)

Enhanced Guaranteed    1.85%*      1.95%        2.15%         2.00%        2.15%        2.60%       2.05%      2.55%
Minimum Death         (Enhanced-  (Enhanced-   (Enhanced-   (Enhanced-   (Enhanced-   (Enhanced-   (Enhanced-  (Enhanced-
Benefit                Option 1)   Option 2)    Option 3)    Option 4)    Option 5)    Option 6)    Option 7)   Option 8)

*Enhanced GMDB (pre 9/27/02)

The M&E charge and administrative charge for USAllianz Charter II can be summarized as follows:

USAllianz Charter II provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)

(INCLUDES 0.15% OF  ADMINISTRATION     Charges for Contract      Charges for Contract with      Charges for Contract
CHARGE)                                    without GMIB               Traditional GMIB           with Enhanced GMIB
----------------------------------- --------------------------- ----------------------------- --------------------------
----------------------------------- --------------------------- ----------------------------- --------------------------

Traditional   Guaranteed   Minimum            1.75%                        1.95%                        2.45%
Death Benefit                               (Option 1)                   (Option 4)                  (Option 7)

Enhanced  Guaranteed Minimum Death            2.05%                        2.20%                        2.65%
Benefit                                     (Option 2)                   (Option 5)                  (Option 8)

Earnings   Protection   Guaranteed            2.05%                        2.25%                        2.70%
Minimum Death Benefit                       (Option 3)                   (Option 6)                  (Option 9)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)


USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP) which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP) which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals. The last option is the earnings protection GMDB which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract, this amount will be limited to the amount of principal adjusted for withdrawals.

The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:


                              Return of                     Earnings
(INCLUDES 0.15% OF            Principal       Double       Protection
ADMINISTRATION CHARGE)          GMDB      Principal GMDB      GMDB
---------------------------- ------------ --------------- --------------

Guaranteed        Principal     1.50%         1.80%           1.70%
Protector (GPP)               (Plan 1)       (Plan 3)       (Plan 5)

Guaranteed Principal            1.70%         2.00%           1.90%
Accumulator (GPA)             (Plan 2)       (Plan 4)        (Plan 6)


USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.


USAllianz High Five provides for Living Guarantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit. There are no additional fees and charges associated with these guarantees. The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The Guaranteed Withdrawal Benefit guarantees a minimum level of income through partial withdrawals.

Along with the Living Guarantees, USAllianz High Five provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), or a Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). These features provide for a guaranteed death benefit.

The mortality and expense charge and administration charge for USAllianz High Five can be summarized as follows:

Guaranteed Income and Death
BENEFIT OPTIONS                 ANNUAL EXPENSES    BENEFIT

Traditional GMDB                      1.40%        The Death Benefit less any premium tax, will be the greater of the contract value or the cumulative purchase payments less partial withdrawals.
Enhanced GMDB                         1.60%        The Death Benefit less any premium tax will be the greatest of the following amounts. The contract value, highest contract anniversary value up to age 80; or
                                                   purchase payments less partial withdrawals.


High Five contract owners that transfer or withdraw contract value from a fixed period account at any time other than the initial period indicated in the contract or 30 days before the end of the account period will have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment or MVA. The Market Value Adjustment formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Period Accounts.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        EXPENSES (CONTINUED)

USAllianz Valuemark IV offers the following  Guaranteed Income and Death Benefit
Options:


                               Charges        Charges for       Charges for Contract        Charges for
(INCLUDES 0.15% OF               for      Contract with GMIB        without GMIB           Contract with
ADMINISTRATION CHARGE)        Contract                                                    Traditional GMIB
                               without
                                GMIB
---------------------------- ------------ -------------------- ------------------------ ---------------------
---------------------------- ------------ -------------------- ------------------------ ---------------------

Traditional      Guaranteed     1.49%            1.79%                  1.75%                  1.90%
Minimum Death Benefit         (Option - 1)      (Option - 2)        (Option - 5)            (Option - 8)

Enhanced         Guaranteed                                             2.05%                  2.15%
Minimum Death Benefit                                               (Option - 6)            (Option - 9)

Earnings         Protection     1.59%            1.89%                  2.05%                  2.20%
Guaranteed   Minimum  Death   (Option -         (Option - 4)        (Option - 7)            (Option - 10)
Benefit                          3)


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003


2.     SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                                                                                                           ALGER
                                                 AIM V.I.                                                    ALGER        AMERICAN
                                                  CAPITAL                        AIM V.I.     AIM V.I.     AMERICAN      LEVERAGED
                                               APPRECIATION   AIM V.I. GROWTH  INTERNATIONAL   PREMIER      GROWTH         ALLCAP
                                                   FUND             FUND        GROWTH FUND  EQUITY FUND   PORTFOLIO     PORTFOLIO
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                           42               12            12          42             5            3
    Alterity Enhanced - Option 3                            -                -             -           -             -            -
    Alterity Enhanced - Option 4                            -                -             -           -             -            -
    Alterity Enhanced - Option 5                            -                -             -           -             -            -
    Alterity Optional - Option 1                           25               13            10          43             5            3
    Alterity Optional - Option 2                            2                -             1           3             -            -
    Alterity Optional - Option 3                            -                -             -           -             -            -
    Alterity Optional - Option 4                            -                -             -           -             -            -
    Alterity Optional - Option 5                            -                -             -           -             -            -
    Alterity Traditional - Option 1                        10                9             4          14             5            3
    Alterity Traditional - Option 2                         -                -             -           -             -            -
    Alterity Traditional - Option 3                         -                -             -           -             -            -
    Alterity Traditional - Option 4                         -                -             -           -             -            -
    Alterity Traditional - Option 5                         -                -             -           -             -            -
    Charter Traditional                                     -                1             -           2             -            -
    Charter Enhanced                                        -                -             -           3             -            -
    Charter II - Option 1                                   -                -             -           -             -            -
    Charter II - Option 2                                   -                -             -           -             -            -
    Charter II - Option 3                                   -                -             -           -             -            -
    Charter II - Option 4                                   -                -             -           -             -            -
    Charter II - Option 5                                   -                -             -           -             -            -
    Charter II - Option 6                                   -                -             -           -             -            -
    Charter II - Option 7                                   -                -             -           -             -            -
    Charter II - Option 8                                   -                -             -           -             -            -
    Charter II - Option 9                                   -                -             -           -             -            -
    High Five Traditional                                   -                -             -           -             -            -
    High Five Enhanced                                      -                -             -           -             -            -
    Dimensions - Option 1                                   -                -             -           -             -            -
    Dimensions - Option 2                                   -                -             -           -             -            -
    Dimensions - Option 3                                   -                -             -           2             -            -
    Dimensions - Option 4                                   1                -             1           1             -            -
    Dimensions - Option 5                                   -                -             -           -             -            -
    Dimensions - Option 6                                   -                -             -           -             -            -
    Rewards Enhanced - Option 1                            28               11             3          18             8            4
    Rewards Enhanced - Option 2                             -                -             -           -             -            -
    Rewards Enhanced - Option 3                             -                -             -           -             -            -
    Rewards Enhanced - Option 4                             -                -             -           -             -            -
    Rewards Enhanced - Option 5                             -                -             -           -             -            -
    Rewards Enhanced - Option 6                             -                -             -           -             -            -
    Rewards Enhanced - Option 7                             -                -             -           -             -            -
    Rewards Enhanced - Option 8                             -                -             -           1             -            -
    Rewards Traditional - Option 1                         24               18            13          36            16            8
    Rewards Traditional - Option 2                          -                -             -           -             -            -
    Rewards Traditional - Option 4                          -                -             -           -             -            -
    Rewards Traditional - Option 5                          -                -             -           -             -            -
    Rewards Traditional - Option 6                          -                -             -           -             -            -
    Rewards Traditional - Option 7                          -                -             -           -             -            -
    Rewards Traditional - Option 8                          -                -             -           -             -            -
    Valuemark II & III                                      -               49             -           -            57           25
    Valuemark IV - Option 1                                 -               64             -           -            67           27
    Valuemark IV - Option 2                                 -                -             -           -             -            -
    Valuemark IV - Option 3                                 -                -             -           -             -            -
    Valuemark IV - Option 4                                 -                -             -           -             -            -
    Valuemark IV - Option 5                                 -                -             -           -             -            -
    Valuemark IV - Option 6                                 -                -             -           -             -            -
    Valuemark IV - Option 7                                 -                -             -           -             -            -
    Valuemark IV - Option 8                                 -                -             -           -             -            -
    Valuemark IV - Option 9                                 -                -             -           -             -            -
    Valuemark IV - Option 10                                -                -             -           -             -            -
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------
    Total Expenses                                        132              177            44         165           163           73
                                              --------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                              ALGER AMERICAN   ALGER AMERICAN    DAVIS VA     DAVIS VA     DAVIS VA      DREYFUS IP
                                                                   SMALL                        REAL                     SMALL CAP
                                               MIDCAP GROWTH   CAPITALIZATION    FINANCIAL     ESTATE        VALUE      STOCK INDEX
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                              ------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                           59                7           258          11           655          334
    Alterity Enhanced - Option 3                            -                -             -           -             2            1
    Alterity Enhanced - Option 4                            -                -             -           -             -            -
    Alterity Enhanced - Option 5                            -                -             9           -            33           13
    Alterity Optional - Option 1                           73                4            90          29           324          165
    Alterity Optional - Option 2                            6                -            32           -            57           26
    Alterity Optional - Option 3                            -                -             -           -             -            -
    Alterity Optional - Option 4                            -                -             -           -             -            -
    Alterity Optional - Option 5                            -                -             2           -             5            2
    Alterity Traditional - Option 1                        23                1            16           3            66            9
    Alterity Traditional - Option 2                         -                -             1           -             3            1
    Alterity Traditional - Option 3                         -                -             -           -             2            1
    Alterity Traditional - Option 4                         -                -             1           -             1            -
    Alterity Traditional - Option 5                         -                -             2           -            13            7
    Charter Traditional                                     1                -             2           -            16            2
    Charter Enhanced                                        3                -             1           -             9            1
    Charter II - Option 1                                   -                -             -           -             1            -
    Charter II - Option 2                                   -                -             -           -             -            -
    Charter II - Option 3                                   -                -             -           -             -            -
    Charter II - Option 4                                   -                -             -           -             -            -
    Charter II - Option 5                                   -                -             -           -             -            -
    Charter II - Option 6                                   -                -             -           -             -            -
    Charter II - Option 7                                   -                -             -           -             -            -
    Charter II - Option 8                                   -                -             -           -             1            1
    Charter II - Option 9                                   -                -             -           -             1            -
    High Five Traditional                                   -                -            14           -            50           37
    High Five Enhanced                                      -                -            16           -            44           26
    Dimensions - Option 1                                   -                -             -           -             1            -
    Dimensions - Option 2                                   -                -             -           -             -            -
    Dimensions - Option 3                                   2                -             -           -             2            -
    Dimensions - Option 4                                   1                -             1           -             2            -
    Dimensions - Option 5                                   -                -             -           -             1            -
    Dimensions - Option 6                                   -                -             -           -             -            -
    Rewards Enhanced - Option 1                            37                3            30           6            52           12
    Rewards Enhanced - Option 2                             -                -             2           -             4            1
    Rewards Enhanced - Option 3                             -                -            53           -           115           73
    Rewards Enhanced - Option 4                             -                -             -           -             1            -
    Rewards Enhanced - Option 5                             -                -             -           -             -            -
    Rewards Enhanced - Option 6                             -                -            17           -            26           16
    Rewards Enhanced - Option 7                             -                -             -           -             -            -
    Rewards Enhanced - Option 8                             1                -             -           -             -            -
    Rewards Traditional - Option 1                         32                4            33          14           118           31
    Rewards Traditional - Option 2                          -                -            20           -            37           38
    Rewards Traditional - Option 4                          -                -             1           -             7            1
    Rewards Traditional - Option 5                          -                -             -           -             1            -
    Rewards Traditional - Option 6                          -                -             3           -            13            8
    Rewards Traditional - Option 7                          -                -             -           -             -            -
    Rewards Traditional - Option 8                          -                -             1           -             -            -
    Valuemark II & III                                      -                -             4           -            22            9
    Valuemark IV - Option 1                                 -                -             1           -            26            9
    Valuemark IV - Option 2                                 -                -             4           -            17            5
    Valuemark IV - Option 3                                 -                -             -           -             -            -
    Valuemark IV - Option 4                                 -                -             -           -             -            -
    Valuemark IV - Option 5                                 -                -             -           -             -            -
    Valuemark IV - Option 6                                 -                -             -           -             -            -
    Valuemark IV - Option 7                                 -                -             -           -             -            -
    Valuemark IV - Option 8                                 -                -             -           -             -            -
    Valuemark IV - Option 9                                 -                -             -           -             -            -
    Valuemark IV - Option 10                                -                -             -           -             -            -
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------
    Total Expenses                                        238               19           614          63          1728          829
                                              --------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                               DREYFUS STOCK      FRANKLIN       FRANKLIN      FRANKLIN     FRANKLIN      FRANKLIN
                                                                                  GLOBAL      GROWTH AND
                                                                 AGGRESSIVE    COMMUNICATIONS   INCOME                     INCOME
                                                                   GROWTH       SECURITIES    SECURITIES  HIGH INCOME    SECURITIES
                                                INDEX FUND    SECURITIES FUND      FUND          FUND         FUND          FUND
                                              ------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                          889                -            30          314           95          299
    Alterity Enhanced - Option 3                            1                -             -            1            -            1
    Alterity Enhanced - Option 4                            -                -             -            -            3            -
    Alterity Enhanced - Option 5                           30                -             2           11            7            5
    Alterity Optional - Option 1                          414                -            10          164           62          138
    Alterity Optional - Option 2                           83                -             2           37           17           40
    Alterity Optional - Option 3                            -                -             -            -            -            -
    Alterity Optional - Option 4                            -                -             -            -            -            -
    Alterity Optional - Option 5                            6                -             1            2            2            1
    Alterity Traditional - Option 1                        29                -             1           56           30           30
    Alterity Traditional - Option 2                         1                -             -            3            1            1
    Alterity Traditional - Option 3                         1                -             -            2            3            4
    Alterity Traditional - Option 4                         -                -             -            -            1            -
    Alterity Traditional - Option 5                        16                -             3            6            5            1
    Charter Traditional                                     5                -             1           11           10           44
    Charter Enhanced                                        2                -             1            6            1           22
    Charter II - Option 1                                   1                -             -            -            4            1
    Charter II - Option 2                                   -                -             -            -            2            -
    Charter II - Option 3                                   -                -             -            -            -            -
    Charter II - Option 4                                   1                -             -            -            1            -
    Charter II - Option 5                                   -                -             -            -            -            -
    Charter II - Option 6                                   -                -             -            -            -            -
    Charter II - Option 7                                   3                -             -            -            1            -
    Charter II - Option 8                                   1                -             -            1            1            -
    Charter II - Option 9                                   1                -             -            -            -            -
    High Five Traditional                                  78                -             6           21           22           15
    High Five Enhanced                                     45                -             4           25           23           15
    Dimensions - Option 1                                   -                -             -            -            -            -
    Dimensions - Option 2                                   -                -             -            -            -            -
    Dimensions - Option 3                                   1                -             -            5            1            -
    Dimensions - Option 4                                   -                -             -            2            1            -
    Dimensions - Option 5                                   -                -             -            -            -            -
    Dimensions - Option 6                                   -                -             -            -            -            -
    Rewards Enhanced - Option 1                            26                -             4           41           24           33
    Rewards Enhanced - Option 2                             3                -             3            3            6           10
    Rewards Enhanced - Option 3                           141                -             5           55           50           60
    Rewards Enhanced - Option 4                             1                -             -            1            1            1
    Rewards Enhanced - Option 5                             -                -             -            -            -            -
    Rewards Enhanced - Option 6                            33                -             5           19           16            2
    Rewards Enhanced - Option 7                             -                -             -            -            -            -
    Rewards Enhanced - Option 8                             -                -             -            -            -            1
    Rewards Traditional - Option 1                         72                -             2           55           34           47
    Rewards Traditional - Option 2                         51                -             1           23           15           45
    Rewards Traditional - Option 4                          3                -             1            3            6            1
    Rewards Traditional - Option 5                          -                -             -            -            1            -
    Rewards Traditional - Option 6                         19                -             1            7            7            2
    Rewards Traditional - Option 7                          -                -             -            -            -            -
    Rewards Traditional - Option 8                          -                -             -            1            -            -
    Valuemark II & III                                    144               22         1,535        4,122          909        4,370
    Valuemark IV - Option 1                               148               19           177        1,377          654        1,384
    Valuemark IV - Option 2                                10                -             1           16           39           47
    Valuemark IV - Option 3                                 -                -             -            -            -            -
    Valuemark IV - Option 4                                 1                -             -            6            2            6
    Valuemark IV - Option 5                                 -                -             -            -            5            1
    Valuemark IV - Option 6                                 -                -             -            -            -            -
    Valuemark IV - Option 7                                 -                -             -            -            -            -
    Valuemark IV - Option 8                                 -                -             -            -            4            3
    Valuemark IV - Option 9                                 -                -             -            -            -            -
    Valuemark IV - Option 10                                -                -             -            -            -            -
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------
    Total Expenses                                      2,260               41         1,796        6,396        2,066        6,630
                                              --------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                              FRANKLIN LARGE   FRANKLIN MONEY    FRANKLIN      FRANKLIN     FRANKLIN      FRANKLIN
                                                                                                RISING
                                                                                              DIVIDENDS
                                                CAP GROWTH                      REAL ESTATE   SECURITIES    S&P 500
                                              SECURITIES FUND   MARKET FUND        FUND          FUND      INDEX FUND SMALL CAP FUND
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                          247                -           378          763           12          443
    Alterity Enhanced - Option 3                            -                -             2            3            -            -
    Alterity Enhanced - Option 4                            -                -             -            1            -            -
    Alterity Enhanced - Option 5                           12                -            18           26            -           15
    Alterity Optional - Option 1                          148                -           173          434            8          198
    Alterity Optional - Option 2                           27                -            66           91            1           37
    Alterity Optional - Option 3                            -                -             -            -            -            -
    Alterity Optional - Option 4                            -                -             -            -            -            -
    Alterity Optional - Option 5                            3                -             3            4            -            2
    Alterity Traditional - Option 1                        25                -            45           83            1           44
    Alterity Traditional - Option 2                         1                -             2            3            -            1
    Alterity Traditional - Option 3                         2                -             2            4            -            2
    Alterity Traditional - Option 4                         1                -             1            1            -            -
    Alterity Traditional - Option 5                         9                -             9           17            -            8
    Charter Traditional                                     8                1            14           22            -           14
    Charter Enhanced                                        5                -             5           12            -            9
    Charter II - Option 1                                   -                -             1            2            -            1
    Charter II - Option 2                                   -                -             -            -            -            -
    Charter II - Option 3                                   -                -             -            -            -            -
    Charter II - Option 4                                   -                -             -            1            -            -
    Charter II - Option 5                                   -                -             -            -            -            -
    Charter II - Option 6                                   -                -             -            -            -            -
    Charter II - Option 7                                   -                -             -            -            -            -
    Charter II - Option 8                                   1                -             1            1            -            -
    Charter II - Option 9                                   -                -             1            -            -            -
    High Five Traditional                                  25                -            33           67            -           22
    High Five Enhanced                                     22                -            38           69            -           19
    Dimensions - Option 1                                   -                -             -            1            -            -
    Dimensions - Option 2                                   -                -             -            -            -            -
    Dimensions - Option 3                                   1                -             1            2            -            3
    Dimensions - Option 4                                   1                -             2            1            -            1
    Dimensions - Option 5                                   -                -             -            -            -            -
    Dimensions - Option 6                                   -                -             -            -            -            -
    Rewards Enhanced - Option 1                            11                -            39           82            1           42
    Rewards Enhanced - Option 2                             3                -             7           11            -            7
    Rewards Enhanced - Option 3                            55                -            84          174            -           64
    Rewards Enhanced - Option 4                             1                -             1            2            -            1
    Rewards Enhanced - Option 5                             -                -             -            -            -            -
    Rewards Enhanced - Option 6                            13                -            28           40            -           15
    Rewards Enhanced - Option 7                             -                -             -            -            -            -
    Rewards Enhanced - Option 8                             -                -             -            1            -            -
    Rewards Traditional - Option 1                         19                -            43          101            2           61
    Rewards Traditional - Option 2                         34                -            43           58            -           25
    Rewards Traditional - Option 4                          2                -             4            4            -            2
    Rewards Traditional - Option 5                          -                -             -            1            -            -
    Rewards Traditional - Option 6                          7                -             9           14            -            6
    Rewards Traditional - Option 7                          -                -             -            -            -            -
    Rewards Traditional - Option 8                          -                -             -            1            -            -
    Valuemark II & III                                  1,020              857         1,050        2,615           34        1,112
    Valuemark IV - Option 1                             1,164              324           512        1,039           30        1,014
    Valuemark IV - Option 2                                10                -            15           36            1            8
    Valuemark IV - Option 3                                 -                -             -            -            -            1
    Valuemark IV - Option 4                                 1                -             5            5            -            3
    Valuemark IV - Option 5                                 -                -             -            -            -            -
    Valuemark IV - Option 6                                 -                -             -            -            -            -
    Valuemark IV - Option 7                                 -                -             -            -            -            -
    Valuemark IV - Option 8                                 -                -             -            -            -            -
    Valuemark IV - Option 9                                 -                -             -            -            -            -
    Valuemark IV - Option 10                                -                -             -            -            -            -
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------
    Total Expenses                                      2,878            1,182         2,635        5,792           90        3,180
                                              --------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                              FRANKLIN SMALL     FRANKLIN       FRANKLIN     FRANKLIN     FRANKLIN      J.P. MORGAN
                                                                                  U.S.         ZERO                    INTERNATIONAL
                                                 CAP VALUE      TECHNOLOGY     GOVERNMENT     COUPON    ZERO COUPON    OPPORTUNITIES
                                              SECURITIES FUND SECURITIES FUND     FUND       FUND 2005   FUND 2010       PORTFOLIO
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                          312               -           976          93          130             -
    Alterity Enhanced - Option 3                            2               -             1           -            -             -
    Alterity Enhanced - Option 4                            -               -             -           -            -             -
    Alterity Enhanced - Option 5                           11               -            29           5            3             -
    Alterity Optional - Option 1                          163               -           434          46           47             1
    Alterity Optional - Option 2                           29               -            89           8           17             -
    Alterity Optional - Option 3                            -               -             -           -            -             -
    Alterity Optional - Option 4                            -               -             -           -            -             -
    Alterity Optional - Option 5                            3               -             4           1            1             -
    Alterity Traditional - Option 1                        16               -           143          14           17             3
    Alterity Traditional - Option 2                         1               -             5           1            -             -
    Alterity Traditional - Option 3                         1               -             6           -            1             -
    Alterity Traditional - Option 4                         -               -             2           -            -             -
    Alterity Traditional - Option 5                         6               -            12           3            2             -
    Charter Traditional                                    13               -            55           8            4             -
    Charter Enhanced                                        1               -            21           2            1             -
    Charter II - Option 1                                   -               -             5           1            1             -
    Charter II - Option 2                                   -               -             -           -            -             -
    Charter II - Option 3                                   -               -             -           -            -             -
    Charter II - Option 4                                   -               -             1           -            -             -
    Charter II - Option 5                                   -               -             -           -            -             -
    Charter II - Option 6                                   -               -             -           -            -             -
    Charter II - Option 7                                   -               -             3           -            -             -
    Charter II - Option 8                                   1               -             4           2            -             -
    Charter II - Option 9                                   -               -             1           -            -             -
    High Five Traditional                                  16               -            64          11           10             -
    High Five Enhanced                                     17               -            86          16           16             -
    Dimensions - Option 1                                   -               -             1           -            -             -
    Dimensions - Option 2                                   -               -             -           -            -             -
    Dimensions - Option 3                                   2               -             9           -            -             -
    Dimensions - Option 4                                   -               -             7           1            1             -
    Dimensions - Option 5                                   -               -             -           -            -             -
    Dimensions - Option 6                                   -               -             -           -            -             -
    Rewards Enhanced - Option 1                             8               -           181          12           37             2
    Rewards Enhanced - Option 2                             2               -            38           7            8             -
    Rewards Enhanced - Option 3                            58               -           254          30           53             -
    Rewards Enhanced - Option 4                             1               -             2           -            1             -
    Rewards Enhanced - Option 5                             -               -             -           -            -             -
    Rewards Enhanced - Option 6                             9               -            38           7            7             -
    Rewards Enhanced - Option 7                             -               -             1           -            -             -
    Rewards Enhanced - Option 8                             -               -             1           -            -             -
    Rewards Traditional - Option 1                         19               -           221          50           58             2
    Rewards Traditional - Option 2                         19               -           108          19           36             -
    Rewards Traditional - Option 4                          2               -             9           1            1             -
    Rewards Traditional - Option 5                          1               -             1           -            -             -
    Rewards Traditional - Option 6                          9               -            17           2            4             -
    Rewards Traditional - Option 7                          -               -             -           -            -             -
    Rewards Traditional - Option 8                          1               -             1           2            -             -
    Valuemark II & III                                    178               4         3,322         485          394             -
    Valuemark IV - Option 1                               189               4         1,138         219          231             -
    Valuemark IV - Option 2                                21               -            40           9           10             -
    Valuemark IV - Option 3                                 -               -             -           -            3             -
    Valuemark IV - Option 4                                 3               -            10           1            3             -
    Valuemark IV - Option 5                                 -               -             -           -            -             -
    Valuemark IV - Option 6                                 -               -             1           -            -             -
    Valuemark IV - Option 7                                 -               -             -           -            -             -
    Valuemark IV - Option 8                                 -               -             -           -            -             -
    Valuemark IV - Option 9                                 -               -             -           -            -             -
    Valuemark IV - Option 10                                -               -             -           -            -             -
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------
    Total Expenses                                      1,114               8         7,341       1,056        1,097             8
                                              -------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                                J.P. MORGAN    JENNISON 20/20     MUTUAL        MUTUAL    OPPENHEIMER   OPPENHEIMER
                                                                                 DISCOVERY      SHARES       GLOBAL
                                              U.S. LARGE CAP                    SECURITIES    SECURITIES   SECURITIES   HIGH INCOME
                                                CORE EQUITY   FOCUS PORTFOLIO      FUND          FUND       FUND/VA       FUND/VA
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                            5               88           560          663          713         113
    Alterity Enhanced - Option 3                            -                -             2            3            2           -
    Alterity Enhanced - Option 4                            -                -             -            -            1           -
    Alterity Enhanced - Option 5                            -                9            19           29           30           5
    Alterity Optional - Option 1                            3               44           247          374          366          72
    Alterity Optional - Option 2                            -               10            70           75           51          10
    Alterity Optional - Option 3                            -                -             -            -            -           -
    Alterity Optional - Option 4                            -                -             -            -            -           -
    Alterity Optional - Option 5                            -                -             3            3            5           1
    Alterity Traditional - Option 1                         3                4            40           69           47          24
    Alterity Traditional - Option 2                         -                -             2            4            1           1
    Alterity Traditional - Option 3                         -                1             3            4            2           1
    Alterity Traditional - Option 4                         -                -             1            1            1           1
    Alterity Traditional - Option 5                         -                4             9           12           13           2
    Charter Traditional                                     -                1             9           19           17           7
    Charter Enhanced                                        -                -             7            9            4           4
    Charter II - Option 1                                   -                1             1            2            1           3
    Charter II - Option 2                                   -                -             -            -            -           -
    Charter II - Option 3                                   -                -             -            -            -           -
    Charter II - Option 4                                   -                -             -            -            -           -
    Charter II - Option 5                                   -                -             -            -            -           -
    Charter II - Option 6                                   -                -             -            -            -           -
    Charter II - Option 7                                   -                -             1            1            -           -
    Charter II - Option 8                                   -                1             -            1            1           1
    Charter II - Option 9                                   -                -             -            -            -           -
    High Five Traditional                                   -               17            43           57           44           8
    High Five Enhanced                                      -               18            47           49           43          11
    Dimensions - Option 1                                   -                -             -            -            1           -
    Dimensions - Option 2                                   -                -             -            -            -           -
    Dimensions - Option 3                                   -                -             1            7            1           -
    Dimensions - Option 4                                   -                -             2            -            2           -
    Dimensions - Option 5                                   -                -             -            -            -           -
    Dimensions - Option 6                                   -                -             -            -            -           -
    Rewards Enhanced - Option 1                             4                5            30           72           40          14
    Rewards Enhanced - Option 2                             -                3             5            7            8           3
    Rewards Enhanced - Option 3                             -               22           106           95          149          21
    Rewards Enhanced - Option 4                             -                -             2            1            1           -
    Rewards Enhanced - Option 5                             -                -             -            -            -           -
    Rewards Enhanced - Option 6                             -                6            22           43           27           8
    Rewards Enhanced - Option 7                             -                -             -            -            -           -
    Rewards Enhanced - Option 8                             -                -             1            1            1           -
    Rewards Traditional - Option 1                          3               10            54           85           75          39
    Rewards Traditional - Option 2                          -                6            38           37           65          12
    Rewards Traditional - Option 4                          -                -             3            6            3           1
    Rewards Traditional - Option 5                          -                -             -            -            -           -
    Rewards Traditional - Option 6                          -                2             9           13            9           3
    Rewards Traditional - Option 7                          -                -             -            -            -           -
    Rewards Traditional - Option 8                          -                -             -            1            1           -
    Valuemark II & III                                      -                2           490        1,052           14           7
    Valuemark IV - Option 1                                 -                2         1,071        2,602           18          61
    Valuemark IV - Option 2                                 -                7            17           45            8          20
    Valuemark IV - Option 3                                 -                -             -            -            -           -
    Valuemark IV - Option 4                                 -                1             4            2            1           -
    Valuemark IV - Option 5                                 -                -             -            1            -           -
    Valuemark IV - Option 6                                 -                -             -            -            -           -
    Valuemark IV - Option 7                                 -                -             -            -            -           -
    Valuemark IV - Option 8                                 -                -             -            -            -           -
    Valuemark IV - Option 9                                 -                -             -            -            -           -
    Valuemark IV - Option 10                                -                -             -            -            -           -
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------
    Total Expenses                                         18              264         2,919        5,445        1,766         453
                                              -------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                                OPPENHEIMER     PIMCO VIT     PIMCO VIT       PIMCO VIT     PIMCO VIT   SP JENNISON
                                                                                             STOCKSPLUS
                                                                                             GROWTH AND       TOTAL    INTERNATIONAL
                                                MAIN STREET    HIGH YIELD    REAL RETURN       INCOME        RETURN        GROWTH
                                                  FUND/VA       PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                          638           336             29             175       1,608          30
    Alterity Enhanced - Option 3                            2             1              -               -           2           -
    Alterity Enhanced - Option 4                            1             -              -               -           1           -
    Alterity Enhanced - Option 5                           31            19             24               1          44           2
    Alterity Optional - Option 1                          311           199             17              84         804          19
    Alterity Optional - Option 2                           61            44              2              19         186           8
    Alterity Optional - Option 3                            -             -              -               -           -           -
    Alterity Optional - Option 4                            -             -              -               -           -           -
    Alterity Optional - Option 5                            5             2              2               -           7           -
    Alterity Traditional - Option 1                        76            46              3              11         220           5
    Alterity Traditional - Option 2                         3             4              -               -           7           -
    Alterity Traditional - Option 3                         2             3              2               -           7           -
    Alterity Traditional - Option 4                         2             2              1               -           3           -
    Alterity Traditional - Option 5                         9             7              8               -          17           2
    Charter Traditional                                     6            18              -               1          60           4
    Charter Enhanced                                        3            10              -               1          21           -
    Charter II - Option 1                                   1             4              2               -           4           -
    Charter II - Option 2                                   -             -              1               -           1           -
    Charter II - Option 3                                   -             -              -               -           -           -
    Charter II - Option 4                                   -             1              1               -           1           -
    Charter II - Option 5                                   -             -              -               -           -           -
    Charter II - Option 6                                   -             -              -               -           -           -
    Charter II - Option 7                                   -             2              3               -           1           -
    Charter II - Option 8                                   1             1              3               -           4           -
    Charter II - Option 9                                   1             -              2               -           2           -
    High Five Traditional                                  44            44             38               4          97           6
    High Five Enhanced                                     47            53             52               4         108           6
    Dimensions - Option 1                                   1             -              -               1           5           -
    Dimensions - Option 2                                   -             -              -               -           1           -
    Dimensions - Option 3                                   2             1              -               -          21           3
    Dimensions - Option 4                                   2             -              -               -           9           -
    Dimensions - Option 5                                   -             -              -               -           2           -
    Dimensions - Option 6                                   -             -              -               -           -           -
    Rewards Enhanced - Option 1                            69            29              2              15         196           2
    Rewards Enhanced - Option 2                             6             9              -               2          36           -
    Rewards Enhanced - Option 3                           124            73              8              24         269          10
    Rewards Enhanced - Option 4                             2             1              4               -           6           -
    Rewards Enhanced - Option 5                             -             -              -               -           -           -
    Rewards Enhanced - Option 6                            29            20             26               -          50           5
    Rewards Enhanced - Option 7                             -             -              -               -           -           -
    Rewards Enhanced - Option 8                             1             -              -               -           1           -
    Rewards Traditional - Option 1                         89            63              4              20         311           9
    Rewards Traditional - Option 2                         50            38              2               9         135           5
    Rewards Traditional - Option 4                          4             3              5               -           8           1
    Rewards Traditional - Option 5                          1             -              1               -           3           -
    Rewards Traditional - Option 6                         12            13             11               -          17           2
    Rewards Traditional - Option 7                          -             -              -               -           -           -
    Rewards Traditional - Option 8                          1             -              -               -           2           -
    Valuemark II & III                                     14            66              9               9         231           3
    Valuemark IV - Option 1                                14           116              3              11         219           8
    Valuemark IV - Option 2                                 9            25              3               1          46           1
    Valuemark IV - Option 3                                 -             -              -               -           -           -
    Valuemark IV - Option 4                                 1             4              -               -           7           -
    Valuemark IV - Option 5                                 -             -              1               -           -           -
    Valuemark IV - Option 6                                 1             -              -               -           -           -
    Valuemark IV - Option 7                                 -             -              -               -           -           -
    Valuemark IV - Option 8                                 -             -              -               -           -           -
    Valuemark IV - Option 9                                 -             -              -               -           -           -
    Valuemark IV - Option 10                                -             -              -               -           1           -
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------
    Total Expenses                                      1,676         1,257            269             392       4,780         131
                                              -------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                               SP STRATEGIC   SELIGMAN GLOBAL   SELIGMAN    TEMPLETON     TEMPLETON      TEMPLETON
                                                                                                          DEVELOPING
                                                 PARTNERS                       SMALL-CAP     ASSET        MARKETS        FOREIGN
                                              FOCUSED GROWTH     TECHNOLOGY       VALUE      STRATEGY     SECURITIES     SECURITIES
                                                 PORTFOLIO        PORTFOLIO     PORTFOLIO      FUND         FUND            FUND
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                           83               20         784            -            109        247
    Alterity Enhanced - Option 3                            -                -           2            -              2          -
    Alterity Enhanced - Option 4                            -                -           -            -              -          -
    Alterity Enhanced - Option 5                            2                -          22            -              7          3
    Alterity Optional - Option 1                           31               16         324            -            109        141
    Alterity Optional - Option 2                            5                2          82            -             15         18
    Alterity Optional - Option 3                            -                -           -            -              -          -
    Alterity Optional - Option 4                            -                -           -            -              -          -
    Alterity Optional - Option 5                            -                -           3            -              2          1
    Alterity Traditional - Option 1                         7                7          50            -             14         10
    Alterity Traditional - Option 2                         -                -           2            -              -          1
    Alterity Traditional - Option 3                         -                -           2            -              1          -
    Alterity Traditional - Option 4                         -                -           1            -              -          -
    Alterity Traditional - Option 5                         1                -          12            -              3          1
    Charter Traditional                                     1                -           9            -             14         63
    Charter Enhanced                                        -                1           6            -              1          7
    Charter II - Option 1                                   -                -           -            -              1          -
    Charter II - Option 2                                   -                -           -            -              -          -
    Charter II - Option 3                                   -                -           -            -              -          -
    Charter II - Option 4                                   -                -           -            -              -          -
    Charter II - Option 5                                   -                -           -            -              -          -
    Charter II - Option 6                                   -                -           -            -              -          -
    Charter II - Option 7                                   -                -           -            -              -          -
    Charter II - Option 8                                   -                -           1            -              -          -
    Charter II - Option 9                                   -                -           -            -              -          -
    High Five Traditional                                   5                -          44            -             11          7
    High Five Enhanced                                      2                -          46            -             10          4
    Dimensions - Option 1                                   -                -           1            -              -          -
    Dimensions - Option 2                                   -                -           -            -              -          -
    Dimensions - Option 3                                   -                1           2            -              2          -
    Dimensions - Option 4                                   -                -           3            -              1          -
    Dimensions - Option 5                                   -                -           -            -              -          -
    Dimensions - Option 6                                   -                -           -            -              -          -
    Rewards Enhanced - Option 1                             5               13          58            -              9         13
    Rewards Enhanced - Option 2                             -                -           5            -              1          3
    Rewards Enhanced - Option 3                            12                -         160            -             12         50
    Rewards Enhanced - Option 4                             -                -           2            -              1          -
    Rewards Enhanced - Option 5                             -                -           -            -              -          -
    Rewards Enhanced - Option 6                             2                -          31            -             11          -
    Rewards Enhanced - Option 7                             -                -           -            -              -          -
    Rewards Enhanced - Option 8                             -                -           1            -              -          -
    Rewards Traditional - Option 1                          7               13         100            -             21         12
    Rewards Traditional - Option 2                          2                -          52            -              9         18
    Rewards Traditional - Option 4                          -                -           3            -              1          -
    Rewards Traditional - Option 5                          -                -           -            -              1          -
    Rewards Traditional - Option 6                          -                -           9            -              4          -
    Rewards Traditional - Option 7                          -                -           -            -              -          -
    Rewards Traditional - Option 8                          -                -           1            -              -          -
    Valuemark II & III                                      4                -          19          140            464      2,478
    Valuemark IV - Option 1                                 4                -          19          120            262        774
    Valuemark IV - Option 2                                 -                -          11            -              2         11
    Valuemark IV - Option 3                                 -                -           -            -              -          -
    Valuemark IV - Option 4                                 -                -           1            -              -          -
    Valuemark IV - Option 5                                 -                -           -            -              -          -
    Valuemark IV - Option 6                                 -                -           -            -              -          -
    Valuemark IV - Option 7                                 -                -           -            -              -          -
    Valuemark IV - Option 8                                 -                -           -            -              -          -
    Valuemark IV - Option 9                                 -                -           -            -              -          -
    Valuemark IV - Option 10                                -                -           -            -              -          -
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------
    Total Expenses                                        173               73       1,868          260          1,100      3,862
                                              ------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                                 TEMPLETON       TEMPLETON      USAZ AIM     USAZ AIM   USAZ AIM DENT     USAZ AIM
                                               GLOBAL INCOME       GROWTH         BASIC     BLUE CHIP    DEMOGRAPHIC   INTERNATIONAL
                                              SECURITIES FUND SECURITIES FUND  VALUE FUND      FUND      TRENDS FUND    EQUITY FUND
                                              --------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                            -              480         329          180             89         110
    Alterity Enhanced - Option 3                            -                -           -            -              -           -
    Alterity Enhanced - Option 4                            -                -           -            -              -           -
    Alterity Enhanced - Option 5                            -                5          17           14              6           4
    Alterity Optional - Option 1                            -              205         158           90             44          47
    Alterity Optional - Option 2                            -               38          33           23             11           8
    Alterity Optional - Option 3                            -                -           -            -              -           -
    Alterity Optional - Option 4                            -                -           -            -              -           -
    Alterity Optional - Option 5                            -                -           3            3              2           1
    Alterity Traditional - Option 1                         -               39          19           10              6           7
    Alterity Traditional - Option 2                         -                1           1            1              -           -
    Alterity Traditional - Option 3                         -                -           1            2              -           -
    Alterity Traditional - Option 4                         -                -           1            1              -           -
    Alterity Traditional - Option 5                         -                1           7            8              4           3
    Charter Traditional                                     5               19           2            1              -           9
    Charter Enhanced                                        -               10           2            1              -           -
    Charter II - Option 1                                   -                -           -            1              -           -
    Charter II - Option 2                                   -                -           -            -              -           -
    Charter II - Option 3                                   -                -           -            -              -           -
    Charter II - Option 4                                   -                -           -            1              -           -
    Charter II - Option 5                                   -                -           -            -              -           -
    Charter II - Option 6                                   -                -           -            -              -           -
    Charter II - Option 7                                   -                -           1            -              -           -
    Charter II - Option 8                                   -                -           2            1              -           -
    Charter II - Option 9                                   -                -           -            -              -           -
    High Five Traditional                                   -                9          36           33             12          10
    High Five Enhanced                                      -               11          31           31             13           5
    Dimensions - Option 1                                   -                -           -            -              -           -
    Dimensions - Option 2                                   -                -           -            -              -           -
    Dimensions - Option 3                                   -                2           -            -              -           -
    Dimensions - Option 4                                   -                1           -            -              -           -
    Dimensions - Option 5                                   -                -           -            -              -           -
    Dimensions - Option 6                                   -                -           -            -              -           -
    Rewards Enhanced - Option 1                             -               49          13           13              4           3
    Rewards Enhanced - Option 2                             -                5           5            7              2           -
    Rewards Enhanced - Option 3                             -               69          92           71             26          15
    Rewards Enhanced - Option 4                             -                -           1            1              -           -
    Rewards Enhanced - Option 5                             -                -           -            -              -           -
    Rewards Enhanced - Option 6                             -                2          18           20             13           3
    Rewards Enhanced - Option 7                             -                -           -            -              -           -
    Rewards Enhanced - Option 8                             -                1           -            -              -           -
    Rewards Traditional - Option 1                          -               52          19           13              9           6
    Rewards Traditional - Option 2                          -               23          30           16              6          10
    Rewards Traditional - Option 4                          -                1           4            3              1           -
    Rewards Traditional - Option 5                          -                -           -            1              -           -
    Rewards Traditional - Option 6                          -                2           7           12              3           1
    Rewards Traditional - Option 7                          -                -           -            -              -           -
    Rewards Traditional - Option 8                          -                1           -            -              -           -
    Valuemark II & III                                    436            2,120          17           11              3           2
    Valuemark IV - Option 1                               116            1,480          12            9              3           1
    Valuemark IV - Option 2                                 -               22          16            5              5           1
    Valuemark IV - Option 3                                 -                -           -            -              -           -
    Valuemark IV - Option 4                                 -                3           -            -              -           -
    Valuemark IV - Option 5                                 -                -           -            -              -           -
    Valuemark IV - Option 6                                 -                -           -            -              -           -
    Valuemark IV - Option 7                                 -                -           -            -              -           -
    Valuemark IV - Option 8                                 -                -           -            -              -           -
    Valuemark IV - Option 9                                 -                -           -            -              -           -
    Valuemark IV - Option 10                                -                -           -            -              -           -
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------
    Total Expenses                                        557            4,651         877          583            262         246
                                              -------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                               USAZ              USAZ        USAZ MONEY       USAZ             USAZ       USAZ PIMCO
                                                                                                           OPPENHEIMER
                                        ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN               OPPENHEIMER       EMERGING      NFJ SMALL
                                        GROWTH AND INCOME  LARGE CAP GROWTH                 EMERGING       TECHNOLOGIES    CAP VALUE
                                               FUND              FUND        MARKET FUND   GROWTH FUND         FUND           FUND
                                        --------------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                       165               225         618             197              189        21
    Alterity Enhanced - Option 3                         -                 1           2               -                -         -
    Alterity Enhanced - Option 4                         -                 -           -               -                -         -
    Alterity Enhanced - Option 5                         7                12          43              13                9         7
    Alterity Optional - Option 1                        84               124         392              69               51         9
    Alterity Optional - Option 2                        20                30          83              15               11         1
    Alterity Optional - Option 3                         -                 -           -               -                -         -
    Alterity Optional - Option 4                         -                 -           -               -                -         -
    Alterity Optional - Option 5                         1                 2           5               3                1         1
    Alterity Traditional - Option 1                     10                14         108               7                3         -
    Alterity Traditional - Option 2                      1                 -           2               1                1         -
    Alterity Traditional - Option 3                      1                 -           4               1                1         1
    Alterity Traditional - Option 4                      -                 -           1               -                -         -
    Alterity Traditional - Option 5                      4                 4          13               6                3         4
    Charter Traditional                                  -                 1         162               8                1         -
    Charter Enhanced                                     2                 1          22               1                -         -
    Charter II - Option 1                                -                 -           7               -                -         -
    Charter II - Option 2                                1                 -           -               -                -         -
    Charter II - Option 3                                -                 -           -               -                -         -
    Charter II - Option 4                                -                 -           1               1                -         1
    Charter II - Option 5                                -                 -           -               -                -         -
    Charter II - Option 6                                -                 -           -               -                -         -
    Charter II - Option 7                                -                 -           1               -                -         -
    Charter II - Option 8                                -                 -           3               1                -         -
    Charter II - Option 9                                -                 -           -               -                -         -
    High Five Traditional                               15                18         119              27               13        15
    High Five Enhanced                                  16                14         106              23               12        23
    Dimensions - Option 1                                -                 -           2               -                -         -
    Dimensions - Option 2                                -                 -           -               -                -         -
    Dimensions - Option 3                                1                 -           3               -                -         -
    Dimensions - Option 4                                -                 1           1               -                -         -
    Dimensions - Option 5                                -                 -           1               -                -         -
    Dimensions - Option 6                                -                 -           -               -                -         -
    Rewards Enhanced - Option 1                         13                10         151              10                8         1
    Rewards Enhanced - Option 2                          7                 2          27               2                3         -
    Rewards Enhanced - Option 3                         43                56         230              65               34         9
    Rewards Enhanced - Option 4                          -                 1           3               1                -         -
    Rewards Enhanced - Option 5                          -                 -           2               -                -         -
    Rewards Enhanced - Option 6                          9                 9          59              22                8        10
    Rewards Enhanced - Option 7                          -                 -           -               -                -         -
    Rewards Enhanced - Option 8                          -                 -           1               -                -         -
    Rewards Traditional - Option 1                      18                14         203              19               13         1
    Rewards Traditional - Option 2                      22                26          69              17                7         1
    Rewards Traditional - Option 4                       2                 2           9               2                2         1
    Rewards Traditional - Option 5                       -                 -           6               1                -         -
    Rewards Traditional - Option 6                       4                 3          40               7                3         5
    Rewards Traditional - Option 7                       -                 -           -               -                -         -
    Rewards Traditional - Option 8                       -                 -           1               -                -         -
    Valuemark II & III                                  34                19         351              14               14         2
    Valuemark IV - Option 1                             28                18         253               8               20         2
    Valuemark IV - Option 2                              2                 8          21               2                2         -
    Valuemark IV - Option 3                              -                 -           -               -                -         -
    Valuemark IV - Option 4                              2                 1           8               -                1         -
    Valuemark IV - Option 5                              -                 -           1               -                -         -
    Valuemark IV - Option 6                              -                 -           -               -                -         -
    Valuemark IV - Option 7                              -                 -           -               -                -         -
    Valuemark IV - Option 8                              -                 -           1               -                -         -
    Valuemark IV - Option 9                              -                 -           -               -                -         -
    Valuemark IV - Option 10                             -                 -           -               -                -         -
                                        --------------------------------------------------------------------------------------------
                                        --------------------------------------------------------------------------------------------
    Total Expenses                                     512               616       3,135             543              410       115
                                        --------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                          USAZ PIMCO PEA   USAZ PIMCO PEA    USAZ PIMCO        USAZ     USAZ VAN KAMPEN  USAZ VAN
                                                                                            TEMPLETON
                                        GROWTH AND INCOME    RENAISSANCE                    DEVELOPED       AGGRESSIVE    KAMPEN
                                               FUND             FUND       PEA VALUE FUND  MARKETS FUND    GROWTH FUND COMSTOCK FUND
                                        --------------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                       112           1,237            312             28              210     1,029
    Alterity Enhanced - Option 3                         -               1              1              -                -         -
    Alterity Enhanced - Option 4                         -               -              -              -                -         -
    Alterity Enhanced - Option 5                         5              34             11              3               10        28
    Alterity Optional - Option 1                        47             428            123             13               76       391
    Alterity Optional - Option 2                        10             105             38              4               18        72
    Alterity Optional - Option 3                         -               -              -              -                -         -
    Alterity Optional - Option 4                         -               -              -              -                -         -
    Alterity Optional - Option 5                         1               6              2              1                1         4
    Alterity Traditional - Option 1                      6              51             23              2                9        40
    Alterity Traditional - Option 2                      1               3              -              -                -         5
    Alterity Traditional - Option 3                      1               1              1              -                1         1
    Alterity Traditional - Option 4                      -               1              -              -                -         1
    Alterity Traditional - Option 5                      3              14              5              2                4        12
    Charter Traditional                                  2              18              9              1                8        17
    Charter Enhanced                                     1               7              2              -                -         4
    Charter II - Option 1                                -               2              1              -                -         1
    Charter II - Option 2                                -               -              -              -                -         -
    Charter II - Option 3                                -               -              -              -                -         -
    Charter II - Option 4                                -               1              1              -                1         -
    Charter II - Option 5                                -               -              -              -                -         -
    Charter II - Option 6                                -               -              -              -                -         -
    Charter II - Option 7                                -               1              -              -                -         -
    Charter II - Option 8                                -               2              1              -                -         2
    Charter II - Option 9                                -               -              -              -                -         -
    High Five Traditional                               10              46             19              7               15        58
    High Five Enhanced                                  13              49             21              5               14        64
    Dimensions - Option 1                                -               -              -              -                -         -
    Dimensions - Option 2                                -               -              -              -                -         -
    Dimensions - Option 3                                -               1              6              -                -         1
    Dimensions - Option 4                                1               3              2              1                -         1
    Dimensions - Option 5                                -               -              -              -                -         -
    Dimensions - Option 6                                -               -              -              -                -         -
    Rewards Enhanced - Option 1                          5              54             14              2               12        93
    Rewards Enhanced - Option 2                          1               6              2              -                2         4
    Rewards Enhanced - Option 3                         19             145             56              5               43       136
    Rewards Enhanced - Option 4                          -               2              2              -                -         1
    Rewards Enhanced - Option 5                          -               -              -              -                -         -
    Rewards Enhanced - Option 6                         11              37             14              8               13        36
    Rewards Enhanced - Option 7                          -               1              -              -                -         -
    Rewards Enhanced - Option 8                          -               1              -              -                -         2
    Rewards Traditional - Option 1                       9              69             24              6               11        62
    Rewards Traditional - Option 2                      14              59             18              3                9        54
    Rewards Traditional - Option 4                       1               3              2              -                1         4
    Rewards Traditional - Option 5                       -               1              1              -                -         -
    Rewards Traditional - Option 6                       3              10              5              2                3         9
    Rewards Traditional - Option 7                       -               -              -              -                -         -
    Rewards Traditional - Option 8                       -               1              -              -                -         -
    Valuemark II & III                                  19              73             38              3                9        48
    Valuemark IV - Option 1                             10              73             28              1               12        60
    Valuemark IV - Option 2                              2              18              5              -                3        23
    Valuemark IV - Option 3                              -               -              -              -                -         -
    Valuemark IV - Option 4                              1               6              -              -                -         6
    Valuemark IV - Option 5                              -               -              -              -                -         -
    Valuemark IV - Option 6                              -               -              -              -                -         -
    Valuemark IV - Option 7                              -               -              -              -                -         -
    Valuemark IV - Option 8                              -               -              -              -                -         -
    Valuemark IV - Option 9                              -               -              -              -                -         -
    Valuemark IV - Option 10                             -               -              -              -                -         1
                                        --------------------------------------------------------------------------------------------
                                        --------------------------------------------------------------------------------------------
    Total Expenses                                     308           2,570            787             97              485     2,269
                                        --------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:



                                         USAZ VAN KAMPEN      USAZ VAN       USAZ VAN      USAZ VAN      VAN KAMPEN LIT
                                                                                                         EMERGING GROWTH  VAN KAMPEN
                                                                                          KAMPEN GROWTH     PORTFOLIO          LIT
                                         EMERGING GROWTH    KAMPEN GLOBAL  KAMPEN GROWTH    AND INCOME                    ENTERPRISE
                                               FUND        FRANCHISE FUND       FUND           FUND                        PORTFOLIO
                                        --------------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                       535              24            268            575               62         1
    Alterity Enhanced - Option 3                         -               -              -              1                -         -
    Alterity Enhanced - Option 4                         -               -              -              1                -         -
    Alterity Enhanced - Option 5                        17               7              6             22                -         -
    Alterity Optional - Option 1                       209               5            114            326               30         -
    Alterity Optional - Option 2                        42               2             15             40                3         -
    Alterity Optional - Option 3                         -               -              -              -                -         -
    Alterity Optional - Option 4                         -               -              -              -                -         -
    Alterity Optional - Option 5                         3               -              1              3                -         -
    Alterity Traditional - Option 1                     23               -             16             35                8         1
    Alterity Traditional - Option 2                      2               -              -              2                -         -
    Alterity Traditional - Option 3                      2               -              1              2                -         -
    Alterity Traditional - Option 4                      -               1              -              1                -         -
    Alterity Traditional - Option 5                      9               4              4             10                -         -
    Charter Traditional                                 11               -              6              9                1         -
    Charter Enhanced                                     1               -              1              2                2         -
    Charter II - Option 1                                -               -              -              1                -         -
    Charter II - Option 2                                -               -              1              -                -         -
    Charter II - Option 3                                -               -              -              -                -         -
    Charter II - Option 4                                1               1              -              -                -         -
    Charter II - Option 5                                -               -              -              -                -         -
    Charter II - Option 6                                -               -              -              -                -         -
    Charter II - Option 7                                -               -              -              -                -         -
    Charter II - Option 8                                -               -              -              1                -         -
    Charter II - Option 9                                -               -              -              -                -         -
    High Five Traditional                               29              12             14             35                -         -
    High Five Enhanced                                  43              15             21             65                -         -
    Dimensions - Option 1                                1               -              -              -                -         -
    Dimensions - Option 2                                -               -              -              -                -         -
    Dimensions - Option 3                                1               -              -              1                -         -
    Dimensions - Option 4                                2               -              -              1                -         -
    Dimensions - Option 5                                -               -              -              -                -         -
    Dimensions - Option 6                                -               -              -              -                -         -
    Rewards Enhanced - Option 1                         57               2             52            126               13         1
    Rewards Enhanced - Option 2                          4               -              1             10                -         -
    Rewards Enhanced - Option 3                        104               8             34             95                -         -
    Rewards Enhanced - Option 4                          -               -              1              1                -         -
    Rewards Enhanced - Option 5                          -               -              -              -                -         -
    Rewards Enhanced - Option 6                         20               9              7             27                -         -
    Rewards Enhanced - Option 7                          -               -              -              -                -         -
    Rewards Enhanced - Option 8                          1               -              1              2                -         -
    Rewards Traditional - Option 1                      38               1             24             47               13         2
    Rewards Traditional - Option 2                      46               1              9             49                -         -
    Rewards Traditional - Option 4                       1               1              2              3                -         -
    Rewards Traditional - Option 5                       -               -              -              -                -         -
    Rewards Traditional - Option 6                       5               3              4             10                -         -
    Rewards Traditional - Option 7                       -               -              -              -                -         -
    Rewards Traditional - Option 8                       -               -              -              -                -         -
    Valuemark II & III                                  22               1              8             37                6         -
    Valuemark IV - Option 1                             27               1             13             33                6         -
    Valuemark IV - Option 2                              9               1              3             29                2         -
    Valuemark IV - Option 3                              -               -              -              -                -         -
    Valuemark IV - Option 4                              1               -              -              1                1         -
    Valuemark IV - Option 5                              -               -              -              1                -         -
    Valuemark IV - Option 6                              -               -              -              -                -         -
    Valuemark IV - Option 7                              -               -              -              -                -         -
    Valuemark IV - Option 8                              -               -              -              -                -         -
    Valuemark IV - Option 9                              -               -              -              -                -         -
    Valuemark IV - Option 10                             -               -              -              -                -         -
                                        --------------------------------------------------------------------------------------------
                                        --------------------------------------------------------------------------------------------
    Total Expenses                                   1,266              99            627          1,604              147         5
                                        --------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table:

                                          VAN KAMPEN LIT

                                        GROWTH AND INCOME
                                            PORTFOLIO       TOTAL FUNDS
                                        ----------------------------------
    Alterity Enhanced - Option 1                         2         19,620
    Alterity Enhanced - Option 3                         -             36
    Alterity Enhanced - Option 4                         -              8
    Alterity Enhanced - Option 5                         -            756
    Alterity Optional - Option 1                         8          9,428
    Alterity Optional - Option 2                         -          1,951
    Alterity Optional - Option 3                         -              -
    Alterity Optional - Option 4                         -              -
    Alterity Optional - Option 5                         -            120
    Alterity Traditional - Option 1                      4          1,777
    Alterity Traditional - Option 2                      -             71
    Alterity Traditional - Option 3                      -             80
    Alterity Traditional - Option 4                      -             28
    Alterity Traditional - Option 5                      -            343
    Charter Traditional                                  -            753
    Charter Enhanced                                     -            238
    Charter II - Option 1                                -             51
    Charter II - Option 2                                -              6
    Charter II - Option 3                                -              -
    Charter II - Option 4                                -             16
    Charter II - Option 5                                -              -
    Charter II - Option 6                                -              -
    Charter II - Option 7                                -             18
    Charter II - Option 8                                -             42
    Charter II - Option 9                                -              9
    High Five Traditional                                -          1,512
    High Five Enhanced                                   -          1,576
    Dimensions - Option 1                                -             15
    Dimensions - Option 2                                -              1
    Dimensions - Option 3                                -             88
    Dimensions - Option 4                                -             57
    Dimensions - Option 5                                -              4
    Dimensions - Option 6                                -              -
    Rewards Enhanced - Option 1                          2          2,039
    Rewards Enhanced - Option 2                          -            293
    Rewards Enhanced - Option 3                          -          3,814
    Rewards Enhanced - Option 4                          -             48
    Rewards Enhanced - Option 5                          -              2
    Rewards Enhanced - Option 6                          -            926
    Rewards Enhanced - Option 7                          -              2
    Rewards Enhanced - Option 8                          -             20
    Rewards Traditional - Option 1                       9          2,730
    Rewards Traditional - Option 2                       -          1,539
    Rewards Traditional - Option 4                       -            131
    Rewards Traditional - Option 5                       -             21
    Rewards Traditional - Option 6                       -            373
    Rewards Traditional - Option 7                       -              -
    Rewards Traditional - Option 8                       -             16
    Valuemark II & III                                   -         30,628
    Valuemark IV - Option 1                              -         17,335
    Valuemark IV - Option 2                              -            674
    Valuemark IV - Option 3                              -              4
    Valuemark IV - Option 4                              -             98
    Valuemark IV - Option 5                              -             10
    Valuemark IV - Option 6                              -              2
    Valuemark IV - Option 7                              -              -
    Valuemark IV - Option 8                              -              8
    Valuemark IV - Option 9                              -              -
    Valuemark IV - Option 10                             -              2
                                        ----------------------------------
                                        ----------------------------------
    Total Expenses                                      25         99,317
                                        ----------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts and $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, USAllianz High Five and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2003 and 2002 were $2,646,000 and $2,181,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                                         Contingent Deferred Sales Charge
                                             USAllianz     USAllianz   USAllianz   USAllianz              USAllianz
   Years Since     Valuemark    Valuemark   Valuemark IV   Alterity    Dimensions  High Five   USAllianz  Charter
     Payment           II          III                                                          Rewards      II
------------------ ----------- ------------ ------------- ------------ ----------- ----------- ---------- ----------
       0-1             5%          6%            6%           7%           8%          8%        8.5%        8%
       1-2             5%          5%            6%           6%           7%          8%        8.5%        7%
       2-3             4%          4%            6%           5%           7%          7%        8.5%        0%
       3-4             3%          3%            5%           4%           6%          6%        8.5%        0%
       4-5            1.5%        1.5%           4%           3%           5%          5%         8%         0%
       5-6             0%          0%            3%           2%           4%          4%         7%         0%
       6-7             0%          0%            2%           0%           3%          3%         6%         0%
       7-8             0%          0%            0%           0%           0%          0%         5%         0%
       8-9             0%          0%            0%           0%           0%          0%         4%         0%
      9-10             0%          0%            0%           0%           0%          0%         3%         0%
      10 +             0%          0%            0%           0%           0%          0%         0%         0%


Total  contingent  deferred sales charges paid by the contract owners during the
years  ended  December  31,  2003  and  2002  were   $6,201,418  and  $4,959,988
respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2003 and 2002 were $49,857 and $107,704, respectively. Net transfers from the Fixed Accounts for the years ended December 31, 2003 and 2002 were $296,920,000 and $232,682,000, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITALIZATION

Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2003 and 2002.

                                                             Capitalization      Date of
PORTFOLIO                                                       AMOUNT        CAPITALIZATION

USAZ Oppenheimer Emerging Growth                                10,000,000       5/1/2002
USAZ AIM Dent Demographic Trends Fund                            3,000,000       5/1/2002
USAZ AIM Basic Value Fund                                        3,000,000       5/1/2002
USAZ AIM Blue Chip Fund                                          3,000,000       5/1/2002
USAZ AIM International Equity Fund                               3,000,000       5/1/2002
USAZ PIMCO NFJ Small Cap Value Fund                              3,000,000       5/1/2003
USAZ Van Kampen Global Franchise Fund                            3,000,000       5/1/2003

Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. No more than 50,000 shares for every million dollars of market value that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity for the period ending December 31, 2003 is summarized in the table below.

                                                          Seed        Realized       Remaining
                                                         Capital    Gain\Loss on   Seed Capital
                                                       Recaptured     Recapture
                                                       ------------------------------------------
                                                       ------------------------------------------
PORTFOLIO
USAZ PIMCO NFJ Small Cap Value Fund                      3,000,000         358,121             0
USAZ Van Kampen Global Franchise Fund                    3,000,000         170,732             0
USAZ Oppenheimer Emerging Technologies Fund                910,000       (291,000)             0
USAZ PIMCO Growth and Income Fund                          100,000        (14,518)             0
USAZ AIM Dent Demographic Trends Fund                    2,020,000       (480,820)             0
USAZ Oppenheimer Emerging Growth                         7,580,000       (749,350)             0
USAZ Templeton Developed Markets                         5,000,000         271,815             0
                                                       ------------------------------------------
                                                       ------------------------------------------
                          Total                         21,610,000       (735,020)             0


3.   FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

4.  PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended         COST OF        PROCEEDS FROM
December 31, 2003  were as follows.                                               PURCHASES           SALES
                                                                               ------------------------------------
AIM V.I. Capital Appreciation Fund                                                           56              2,209

AIM V.I. Growth Fund                                                                        169              2,772

AIM V.I. International Growth Fund                                                           34                948

AIM V.I. Premier Equity Fund                                                                223              1,989

Alger American Growth Portfolio                                                              66              2,698

Alger American Leveraged AllCap Portfolio                                                     8              1,092

Alger American MidCap Growth Portfolio                                                      294              4,425

Alger American Small Capitalization Portfolio                                                 6                211

Davis VA Financial Portfolio                                                             28,766              3,741

Davis VA Real Estate Portfolio                                                              235              2,026

Davis VA Value Portfolio                                                                 85,796              8,402

Dreyfus IP Small Cap Stock Index Portfolio                                               61,812              7,774

Dreyfus Stock Index Fund                                                                186,838             39,444

Franklin Aggressive Growth Securities Fund                                                   30                889

Franklin Global Communications Securities Fund                                           10,779             26,837

Franklin Growth and Income Securities Fund                                               60,337             81,158

Franklin High Income Fund                                                               147,810             99,591

Franklin Income Securities Fund                                                          71,137             75,954

Franklin Large Cap Growth Securities Fund                                                60,257             37,501

Franklin Money Market Fund                                                                   44             34,757

Franklin Real Estate Fund                                                                77,243             26,755

Franklin Rising Dividends Securities Fund                                               133,584             51,326

Franklin S&P 500 Index Fund                                                                 580             24,515

Franklin Small Cap Fund                                                                  64,449             46,894

Franklin Small Cap Value Securities Fund                                                 41,943             13,219

Franklin Technology Securities Fund                                                           -              1,865

Franklin U.S. Government Fund                                                           169,825            137,140

Franklin Zero Coupon Fund 2005                                                           29,822             21,725

Franklin Zero Coupon Fund 2010                                                           38,151             33,245

J.P. Morgan International Opportunities Portfolio                                             3                 85

J.P. Morgan U.S. Large Cap Core Equity                                                        8                128

Jennison 20/20 Focus Portfolio                                                           23,716              1,800

Mutual Discovery Securities Fund                                                         81,148             28,357

Mutual Shares Securities Fund                                                            98,956             54,159

Oppenheimer Global Securities Fund/VA                                                   156,044             78,954

Oppenheimer High Income Fund/VA                                                          64,252             27,719

Oppenheimer Main Street Fund/VA                                                          86,562              9,151

PIMCO VIT High Yield Portfolio                                                          168,357             97,656

PIMCO VIT Real Return Portfolio                                                          61,417              7,833

PIMCO VIT StocksPLUS Growth and Income Portfolio                                         11,585              4,467

PIMCO VIT Total Return Portfolio                                                        200,304             66,561

Seligman Global Technology Portfolio                                                         74                960

Seligman Small-Cap Value Portfolio                                                       89,295             20,253

SP Jennison International Growth Portfolio                                               28,479             17,982

SP Strategic Partners Focused Growth Portfolio                                            9,612              4,358

Templeton Asset Strategy Fund                                                               536              3,878

Templeton Developing Markets Securities Fund                                             68,013             52,885

Templeton Foreign Securities Fund                                                       171,835            193,034

                                       81

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)  (CONTINUED)

The cost of purchases  and  proceeds  from sales of  investments  for year ended
December 31, 2003 were as follows.
                                                                                    COST OF        PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                               ------------------------------------
Templeton Global Income Securities Fund
                                                                                          3,038              7,688

Templeton Growth Securities Fund                                                         43,819             52,715

USAZ AIM Basic Value Fund                                                                58,956              5,490

USAZ AIM Blue Chip Fund                                                                  52,460              5,841

USAZ AIM Dent Demographic Trends Fund                                                    25,240              3,712

USAZ AIM International Equity Fund                                                       39,921             30,437

USAZ AllianceBernstein Growth and Income Fund                                            29,758              5,588

USAZ AllianceBernstein Large Cap Growth Fund                                             35,366             10,664

USAZ Money Market Fund                                                                  519,420            530,399

USAZ Oppenheimer Emerging Growth Fund                                                    62,206             15,532

USAZ Oppenheimer Emerging Technologies Fund                                              42,204             18,825

USAZ PIMCO NFJ Small Cap Value Fund                                                      24,760              1,182

USAZ PIMCO PEA Growth and Income Fund                                                    21,370              2,362

USAZ PIMCO PEA Renaissance Fund                                                         123,597             21,074

USAZ PIMCO PEA Value Fund                                                                49,518              6,724

USAZ Templeton Developed Markets Fund                                                    11,784              1,143

USAZ Van Kampen Aggressive Growth Fund                                                   32,544              4,428

USAZ Van Kampen Comstock Fund                                                           103,167             10,986

USAZ Van Kampen Emerging Growth Fund                                                     62,732              5,867

USAZ Van Kampen Global Franchise Fund                                                    22,187                590

USAZ Van Kampen Growth and Income Fund                                                   81,701              8,413

USAZ Van Kampen Growth Fund                                                              34,355             10,429

Van Kampen LIT Emerging Growth Portfolio                                                     95              1,707

Van Kampen LIT Enterprise Portfolio                                                           2                 76

Van Kampen LIT Growth and Income Portfolio                                                   15                221
                                                                               ------------------------------------
                                                                               ------------------------------------
                                                                                      4,070,705          2,223,415
                                                                               ------------------------------------
                                                                               ------------------------------------


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1          591           -           -            -         231
      Transfers between funds                               (140)        (402)       (289)       (906)        (121)       (221)
      Surrenders and terminations                           (211)         (88)       (292)       (530)         (46)        (35)
      Rescissions                                             (1)         (27)           -           -            -        (41)
      Bonus                                                   (4)            3           -         (2)            -           -
      Other transactions                                      (1)          (1)         (2)         (2)          (1)           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (356)           76       (583)     (1,440)        (168)        (66)
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1          768           -           -            -           -
      Transfers between funds                               (182)        (590)       (290)       (731)         (92)       (439)
      Surrenders and terminations                           (114)        (119)       (143)       (309)         (91)       (230)
      Rescissions                                             (1)         (13)           -           -            -           -
      Bonus                                                   (1)            8           -           -            -           -
      Other transactions                                      (2)          (1)         (1)         (1)          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (299)           53       (434)     (1,041)        (184)       (670)
                                                      --------------------------------------------------------------------------

                                                        ALGER AMERICAN MIDCAP    ALGER AMERICAN SMALL    AZOA VIP DIVERSIFIED
                                                                                   CAPITALIZATION
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -          789           -           -            -         146
      Transfers between funds                               (159)        (318)        (26)        (78)            -       (590)
      Surrenders and terminations                           (288)         (74)        (19)        (11)            -        (29)
      Rescissions                                               -         (35)           -           -            -         (9)
      Bonus                                                   (3)            6           -           -            -           2
      Other transactions                                      (2)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (452)          367        (45)        (89)            -       (480)
                                                      --------------------------------------------------------------------------

                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL       AZOA VIP GROWTH FUND
                                                                FUND             OPPORTUNITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -          173           -          28            -         126
      Transfers between funds                                   -        (869)           -       (106)            -       (530)
      Surrenders and terminations                               -        (121)           -         (8)            -        (37)
      Rescissions                                               -          (1)           -         (1)            -         (2)
      Bonus                                                     -            3           -           -            -           2
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                -        (815)           -        (87)            -       (441)
                                                      --------------------------------------------------------------------------

                                       83

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,910        1,059           -           -        7,501       4,073
      Transfers between funds                                 595          336        (98)        (42)        1,993       1,233
      Surrenders and terminations                            (75)         (27)        (21)        (13)        (312)       (121)
      Rescissions                                            (44)         (24)           -           -        (209)        (73)
      Bonus                                                    29            8           -           -           83          42
      Other transactions                                      (1)            -           -           -          (4)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,414        1,352       (119)        (55)        9,052       5,153
                                                      --------------------------------------------------------------------------

                                                        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                       STOCK INDEX PORTFOLIO            FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     5,004        1,516       9,583       3,112            -           -
      Transfers between funds                               1,503          555       7,776       2,473         (91)       (243)
      Surrenders and terminations                           (115)          (9)       (516)        (49)        (103)       (105)
      Rescissions                                           (105)         (20)       (217)        (26)            -           -
      Bonus                                                    54            9          96          24            -           -
      Other transactions                                      (1)            -         (4)           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            6,340        2,051      16,718       5,534        (194)       (348)
                                                      --------------------------------------------------------------------------

                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL        FRANKLIN GROWTH AND
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       544          101           -           -        1,356         760
      Transfers between funds                               (467)      (1,242)           -     (1,708)        (129)         241
      Surrenders and terminations                         (1,236)      (2,103)           -        (72)      (2,171)     (3,188)
      Rescissions                                            (11)          (4)           -           -         (34)        (23)
      Bonus                                                     7            1           -           -           19           5
      Other transactions                                     (10)         (12)           -           -         (10)        (10)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (1,173)      (3,259)           -     (1,780)        (969)     (2,215)
                                                      --------------------------------------------------------------------------

                                       84

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,516          324         820         716        2,309       1,079
      Transfers between funds                               1,542          132         557       (246)          578     (1,260)
      Surrenders and terminations                           (933)      (1,328)     (1,974)     (2,695)      (1,235)     (2,019)
      Rescissions                                            (49)         (12)        (14)        (17)         (47)        (39)
      Bonus                                                    20            3          10           6           27          10
      Other transactions                                      (3)          (3)         (7)         (8)          (6)         (6)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,093        (884)       (608)     (2,244)        1,626     (2,235)
                                                      --------------------------------------------------------------------------

                                                        FRANKLIN MONEY MARKET      FRANKLIN NATURAL      FRANKLIN REAL ESTATE
                                                                                RESOURCES SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            1           -           -        1,363         713
      Transfers between funds                             (1,017)      (2,627)           -     (1,925)          641         153
      Surrenders and terminations                         (1,123)      (2,386)           -       (121)        (474)       (631)
      Rescissions                                               -            -           -           -         (30)        (16)
      Bonus                                                     -            -           -           -           21           6
      Other transactions                                      (2)          (3)           -           -          (2)         (2)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (2,142)      (5,015)           -     (2,046)        1,519         223
                                                      --------------------------------------------------------------------------

                                                           FRANKLIN RISING         FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                           DIVIDENDS SECURITIES
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     3,283        1,578           -       1,084        2,266       1,461
      Transfers between funds                               1,164          863     (3,840)     (1,469)          343         580
      Surrenders and terminations                         (1,431)      (1,904)        (76)       (619)      (1,261)     (1,825)
      Rescissions                                            (61)         (32)           -        (38)         (42)        (62)
      Bonus                                                    38           15           -           4           28          10
      Other transactions                                      (6)          (5)         (1)         (2)          (7)         (6)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,987          515     (3,917)     (1,040)        1,327         158
                                                      --------------------------------------------------------------------------

                                       85

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     2,782        1,692           -           -        4,888       3,113
      Transfers between funds                                 638          828       (561)       (213)      (1,304)       2,251
      Surrenders and terminations                           (375)        (479)        (29)       (115)      (2,568)     (3,029)
      Rescissions                                            (61)         (68)           -           -        (149)       (108)
      Bonus                                                    37           11           -           -           70          49
      Other transactions                                      (2)          (1)           -         (1)          (8)         (7)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            3,019        1,983       (590)       (329)          929       2,269
                                                      --------------------------------------------------------------------------

                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON         J.P. MORGAN
                                                                                                            INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       550          298         624         361            -           -
      Transfers between funds                                (64)          185       (318)         205         (10)        (23)
      Surrenders and terminations                           (255)        (265)       (192)       (303)          (3)        (11)
      Rescissions                                            (16)         (11)        (14)        (14)            -           -
      Bonus                                                     8            6          13           9            -           -
      Other transactions                                      (1)          (1)         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              222          212         112         257         (13)        (34)
                                                      --------------------------------------------------------------------------

                                                       J.P. MORGAN U.S. LARGE    JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                          CAP CORE EQUITY             PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -       1,864         399        4,032       1,893
      Transfers between funds                                 (8)         (35)         614         251          873         289
      Surrenders and terminations                             (9)         (13)        (30)         (1)      (1,055)     (1,426)
      Rescissions                                               -          (3)        (40)         (8)        (109)        (36)
      Bonus                                                     -            -          17           4           45          15
      Other transactions                                        -            -           -           -          (5)         (4)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (17)         (51)       2,425         645        3,781         731
                                                      --------------------------------------------------------------------------
                                       86

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     4,763        2,451       8,425       4,446        1,434         610
      Transfers between funds                                 842        (122)       2,229       1,816        2,155         483
      Surrenders and terminations                         (2,209)      (3,163)       (336)       (166)        (144)        (47)
      Rescissions                                           (117)         (53)       (161)       (124)         (74)         (9)
      Bonus                                                    55           15         102          39           19           5
      Other transactions                                      (9)          (9)         (4)         (1)          (1)           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            3,325        (881)      10,255       6,010        3,389       1,042
                                                      --------------------------------------------------------------------------

                                                      OPPENHEIMER MAIN STREET    PIMCO VIT HIGH YIELD   PIMCO VIT REAL RETURN
                                                              FUND/VA                 PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     9,032        4,294       5,133       1,534        4,450           -
      Transfers between funds                               2,340        1,382       1,633       1,598          763           -
      Surrenders and terminations                           (420)        (168)       (252)       (346)         (74)           -
      Rescissions                                           (195)        (121)       (125)        (31)         (80)           -
      Bonus                                                   108           33          54          12           52           -
      Other transactions                                      (5)          (1)         (2)           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                           10,860        5,419       6,441       2,767        5,111           -
                                                      --------------------------------------------------------------------------

                                                        PIMCO VIT STOCKSPLUS       PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                         GROWTH AND INCOME
                                                             PORTFOLIO            RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,101        1,151      11,092       7,756            -         335
      Transfers between funds                                  78          676         578       5,946        (123)       (430)
      Surrenders and terminations                           (109)        (102)     (1,109)       (606)         (60)        (62)
      Rescissions                                            (13)         (23)       (270)       (191)          (1)        (22)
      Bonus                                                    12            7         139          74            -           4
      Other transactions                                      (1)            -         (7)         (1)          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,068        1,709      10,423      12,978        (185)       (176)
                                                      --------------------------------------------------------------------------

                                       87

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                                                     SP JENNISON         SP STRATEGIC PARTNERS
                                                         SELIGMAN SMALL-CAP     INTERNATIONAL GROWTH        FOCUSED GROWTH
                                                          VALUE PORTFOLIO             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     3,409        2,523       1,343         316          996         732
      Transfers between funds                               1,083        1,033       1,005         383          107         384
      Surrenders and terminations                           (241)         (94)       (131)        (27)         (45)        (39)
      Rescissions                                            (73)         (86)        (12)         (4)         (22)        (19)
      Bonus                                                    51           18          22           4           10           5
      Other transactions                                      (2)            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            4,227        3,394       2,227         672        1,046       1,063
                                                      --------------------------------------------------------------------------

                                                           TEMPLETON ASSET       TEMPLETON DEVELOPING      TEMPLETON FOREIGN
                                                                                 MARKETS SECURITIES
                                                           STRATEGY FUND                FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -       1,641       1,188        1,146         940
      Transfers between funds                                (74)        (181)         942        (17)        (161)       (103)
      Surrenders and terminations                           (200)        (371)     (1,069)     (1,127)      (2,185)     (2,991)
      Rescissions                                               -            -        (34)        (11)         (17)        (15)
      Bonus                                                     -            -          22           5           10           5
      Other transactions                                      (1)          (1)         (5)         (5)         (11)        (11)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (275)        (553)       1,497          33      (1,218)     (2,175)
                                                      --------------------------------------------------------------------------

                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH            TEMPLETON
                                                                                                        INTERNATIONAL SMALLER
                                                       INCOME SECURITIES FUND      SECURITIES FUND          COMPANIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -       1,728       1,645            -           -
      Transfers between funds                                (55)        (244)        (33)       (609)            -     (1,088)
      Surrenders and terminations                           (260)        (393)     (2,045)     (3,338)            -        (54)
      Rescissions                                               -            -        (33)        (37)            -           -
      Bonus                                                     -            -          16          15            -           -
      Other transactions                                      (1)          (1)        (10)        (10)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (316)        (638)       (377)     (2,334)            -     (1,142)
                                                      --------------------------------------------------------------------------
                                       88

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     5,120        1,840       4,378         974        1,787         462
      Transfers between funds                               1,553        1,000       1,104         528          740         157
      Surrenders and terminations                           (171)         (22)        (90)        (24)        (107)         (2)
      Rescissions                                           (147)         (44)       (124)        (22)         (32)         (7)
      Bonus                                                    71           13          67          11           29           3
      Other transactions                                      (2)            -         (1)           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            6,424        2,787       5,334       1,467        2,417         613
                                                      --------------------------------------------------------------------------

                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH     USAZ ALLIANCEBERNSTEIN
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,089          584           -         127        2,134       1,210
      Transfers between funds                                 178          437           -       (413)          765         564
      Surrenders and terminations                            (88)          (8)           -        (21)        (109)        (62)
      Rescissions                                            (42)          (4)           -         (1)         (40)        (17)
      Bonus                                                    13            3           -           -           30          12
      Other transactions                                        -            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,150        1,012           -       (308)        2,779       1,707
                                                      --------------------------------------------------------------------------

                                                       USAZ ALLIANCEBERNSTEIN     USAZ MONEY MARKET        USAZ OPPENHEIMER
                                                       LARGE CAP GROWTH FUND            FUND             EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     3,086        1,418      22,958      12,916        2,782         747
      Transfers between funds                                 311        1,102    (15,587)       2,585        1,480         240
      Surrenders and terminations                           (117)         (70)     (7,893)     (8,439)        (102)           1
      Rescissions                                            (80)         (40)       (539)       (352)         (49)        (16)
      Bonus                                                    41            9         408         220           40           4
      Other transactions                                      (1)            -         (5)         (2)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            3,240        2,419       (658)       6,928        4,151         976
                                                      --------------------------------------------------------------------------
                                       89

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                        USAZ OPPENHEIMER
                                                       EMERGING TECHNOLOGIES    USAZ PIMCO NFJ SMALL    USAZ PIMCO PEA GROWTH
                                                                FUND               CAP VALUE FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     2,675          891       1,487           -        1,778         666
      Transfers between funds                                 688          130         558           -          484         258
      Surrenders and terminations                           (102)         (33)        (14)           -         (68)        (76)
      Rescissions                                            (78)         (18)        (28)           -         (48)        (14)
      Bonus                                                    27            6          20           -           27           7
      Other transactions                                      (1)            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            3,209          976       2,023           -        2,172         841
                                                      --------------------------------------------------------------------------

                                                           USAZ PIMCO PEA       USAZ PIMCO PEA VALUE        USAZ TEMPLETON
                                                          RENAISSANCE FUND              FUND            DEVELOPED MARKETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     8,016        6,925       3,148       1,793          822          98
      Transfers between funds                               2,977        2,236       1,509         934          272         105
      Surrenders and terminations                           (387)        (142)       (162)       (138)         (38)           -
      Rescissions                                           (177)        (133)        (74)        (59)          (8)         (3)
      Bonus                                                    91           42          43          10           12           1
      Other transactions                                      (5)          (1)         (2)           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                           10,515        8,927       4,462       2,540        1,060         201
                                                      --------------------------------------------------------------------------

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN          USAZ VAN KAMPEN
                                                       AGGRESSIVE GROWTH FUND       COMSTOCK FUND        EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     3,578        1,370       9,206       5,770        6,726       3,160
      Transfers between funds                               1,060          691       2,679       2,701        2,219       2,278
      Surrenders and terminations                           (103)         (22)       (458)       (218)        (268)       (105)
      Rescissions                                            (73)         (26)       (169)       (149)        (158)        (66)
      Bonus                                                    53            6         107          33           89          22
      Other transactions                                      (1)            -         (5)         (1)          (3)           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            4,514        2,019      11,360       8,136        8,605       5,289
                                                      --------------------------------------------------------------------------
                                       90

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2003 AND
2002 WERE AS FOLLOWS:
                                                       USAZ VAN KAMPEN GLOBAL      USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           FRANCHISE FUND      GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,151            -       6,576       2,940        2,668       1,291
      Transfers between funds                                 809            -       2,379       1,551          712         907
      Surrenders and terminations                               5            -       (372)       (176)        (138)        (61)
      Rescissions                                            (17)            -       (149)        (55)         (83)        (16)
      Bonus                                                    15            -          75          21           26           8
      Other transactions                                        -            -         (3)           -          (1)           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,963            -       8,506       4,281        3,184       2,129
                                                      --------------------------------------------------------------------------

                                                      VAN KAMPEN LIT EMERGING       VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH
                                                          GROWTH PORTFOLIO      ENTERPRISE PORTFOLIO     AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -        1,112           -           -            -           -
      Transfers between funds                               (139)        (701)        (10)        (26)         (11)        (36)
      Surrenders and terminations                           (103)         (71)         (3)         (5)         (10)         (9)
      Rescissions                                               -         (32)           -           -            -           -
      Bonus                                                     -            7           -           -            -           -
      Other transactions                                      (1)            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (243)          315        (13)        (31)         (21)        (45)
                                                      --------------------------------------------------------------------------

                                                                TOTAL
                                                      -------------------------
                                                           2003           2002
                                                      -------------------------
 Contract Transactions
      Purchase payments                                   199,055      104,400
      Transfers between funds                              29,650       21,897
      Surrenders and terminations                        (40,563)     (49,245)
      Rescissions                                         (4,596)      (2,583)
      Bonus                                                 2,570          938
      Other transactions                                    (184)        (125)
                                                      -------------------------
 Total Net Contract Transactions                          185,932       75,282
                                                      -------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2003 IS AS
FOLLOWS:                                               AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              2,256          357   6.3246875         671          137   4.8888201
  Alterity Enhanced - Option 3                                  -            -           -           -            -           -
  Alterity Enhanced - Option 4                                  -            -           -           -            -           -
  Alterity Enhanced - Option 5                                  -            -           -           -            -           -
  Alterity Optional - Option 1                              1,578          247   6.3744439         803          163   4.9294682
  Alterity Optional - Option 2                                140           22   6.3246875           -            -           -
  Alterity Optional - Option 3                                  -            -           -           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                  -            -           -           -            -           -
  Alterity Traditional - Option 1                             808          125   6.4498144         755          151   4.9910634
  Alterity Traditional - Option 2                               -            -           -           1            -   4.9499198
  Alterity Traditional - Option 3                               -            -           -           -            -           -
  Alterity Traditional - Option 4                               -            -           -           -            -           -
  Alterity Traditional - Option 5                               -            -           -           -            -           -
  Charter Traditional                                          24            4   6.5133028          41            8   5.0430021
  Charter Enhanced                                             23            4   6.4624607          16            3   5.0014166
  Charter II - Option 1                                         -            -           -           -            -           -
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         -            -           -           -            -           -
  Charter II - Option 8                                         -            -           -           -            -           -
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                         -            -           -           -            -           -
  High Five Enhanced                                            -            -           -           -            -           -
  Dimensions - Option 1                                         4            1   6.4245933           -            -           -
  Dimensions - Option 2                                         1            -   6.3744442           2            -   4.9294683
  Dimensions - Option 3                                        13            2    6.349517           -            -           -
  Dimensions - Option 4                                        49            8   6.2999544           2            -   4.8686214
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           5            -   4.9910634
  Rewards Enhanced - Option 1                               1,016          160   6.3370907         539          110   4.8962218
  Rewards Enhanced - Option 2                                   -            -           -           -            -           -
  Rewards Enhanced - Option 3                                   -            -           -           -            -           -
  Rewards Enhanced - Option 4                                   -            -           -           -            -           -
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                   -            -           -           -            -           -
  Rewards Enhanced - Option 7                                  10            2   6.2876239          42            9   4.8585331
  Rewards Enhanced - Option 8                                   8            1   6.1656383          16            3   4.7589239
  Rewards Traditional - Option 1                            1,454          228    6.386945       1,153          233   4.9396716
  Rewards Traditional - Option 2                                -            -           -           -            -           -
  Rewards Traditional - Option 4                                -            -           -           -            -           -
  Rewards Traditional - Option 5                                -            -           -           -            -           -
  Rewards Traditional - Option 6                                -            -           -           -            -           -
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               32            5   6.2141467          35            7   4.7985208
  Valuemark II & III                                            -            -           -       3,630          727   4.9910634
  Valuemark Income Plus                                         -            -           -          24            -   4.9910634
  Valuemark IV - Option 1                                       -            -           -       4,626          933   4.9725016
  Valuemark IV - Option 2                                       -            -           -           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       -            -           -           -            -           -
  Valuemark IV - Option 5                                       -            -           -           -            -           -
  Valuemark IV - Option 6                                       -            -           -           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -           -            -           -
  Valuemark IV - Option 9                                       -            -           -           -            -           -
  Valuemark IV - Option 10                                      -            -           -           -            -           -

                                       92

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2003 IS AS
FOLLOWS:                                               AIM V.I. INTERNATIONAL GROWTH FUND      AIM V.I. PREMIER EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                                725          120   6.1111436       2,239          361   6.1947876
  Alterity Enhanced - Option 3                                  -            -           -           -            -           -
  Alterity Enhanced - Option 4                                  -            -           -           -            -           -
  Alterity Enhanced - Option 5                                  -            -           -           -            -           -
  Alterity Optional - Option 1                                504           82     6.15922       2,842          455   6.2435221
  Alterity Optional - Option 2                                 35            6   6.1111436         140           23   6.1947876
  Alterity Optional - Option 3                                  -            -           -           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                  -            -           -           -            -           -
  Alterity Traditional - Option 1                             291           47   6.2320457       1,059          168   6.3173445
  Alterity Traditional - Option 2                              15            2   6.1834012           -            -           -
  Alterity Traditional - Option 3                               -            -           -           -            -           -
  Alterity Traditional - Option 4                               -            -           -           -            -           -
  Alterity Traditional - Option 5                               -            -           -           -            -           -
  Charter Traditional                                           7            1   6.2933906         133           21    6.379529
  Charter Enhanced                                              -            -           -         190           30   6.3297311
  Charter II - Option 1                                         -            -           -           -            -           -
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         -            -           -           -            -           -
  Charter II - Option 8                                         -            -           -           -            -           -
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                         -            -           -           -            -           -
  High Five Enhanced                                            -            -           -           -            -           -
  Dimensions - Option 1                                         -            -           -           6            1   6.2926414
  Dimensions - Option 2                                         3            -   6.1592202           2            -   6.2435223
  Dimensions - Option 3                                         -            -           -          69           11   6.2191071
  Dimensions - Option 4                                        55            9   6.0872455          53            9   6.1705624
  Dimensions - Option 5                                         -            -           -          25            4   6.2435223
  Dimensions - Option 6                                         -            -           -           3            -   6.1947876
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 162           26    6.123128         872          141    6.206936
  Rewards Enhanced - Option 2                                   -            -           -           -            -           -
  Rewards Enhanced - Option 3                                   -            -           -           -            -           -
  Rewards Enhanced - Option 4                                   -            -           -           -            -           -
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                   -            -           -           -            -           -
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  11            2   5.9574645         168           28   6.0390053
  Rewards Traditional - Option 1                              681          110    6.171299       2,239          358   6.2557664
  Rewards Traditional - Option 2                                -            -           -           -            -           -
  Rewards Traditional - Option 4                                -            -           -           -            -           -
  Rewards Traditional - Option 5                                -            -           -           -            -           -
  Rewards Traditional - Option 6                                -            -           -           -            -           -
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               13            2   6.0043349          32            5   6.0865169
  Valuemark II & III                                            -            -           -           -            -           -
  Valuemark Income Plus                                         -            -           -           -            -           -
  Valuemark IV - Option 1                                       -            -           -           -            -           -
  Valuemark IV - Option 2                                       -            -           -           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       -            -           -           -            -           -
  Valuemark IV - Option 5                                       -            -           -           -            -           -
  Valuemark IV - Option 6                                       -            -           -           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -           -            -           -
  Valuemark IV - Option 9                                       -            -           -           -            -           -
  Valuemark IV - Option 10                                      -            -           -           -            -           -

                                       93

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2003 IS AS
FOLLOWS:                                                                                      ALGER AMERICAN LEVERAGED ALLCAP
                                                        ALGER AMERICAN GROWTH PORTFOLIO                  PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                                251           36   6.8854787         180           28   6.3371953
  Alterity Enhanced - Option 3                                  -            -           -           -            -           -
  Alterity Enhanced - Option 4                                  -            -           -           -            -           -
  Alterity Enhanced - Option 5                                  -            -           -           -            -           -
  Alterity Optional - Option 1                                261           38   6.9427279         185           29   6.3898858
  Alterity Optional - Option 2                                  -            -           -           -            -           -
  Alterity Optional - Option 3                                  -            -           -           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                  -            -           -           -            -           -
  Alterity Traditional - Option 1                             384           55   7.0294965         247           38   6.4697451
  Alterity Traditional - Option 2                              18            3   6.9715322           1            -   6.4163965
  Alterity Traditional - Option 3                               -            -           -           -            -           -
  Alterity Traditional - Option 4                               -            -           -           -            -           -
  Alterity Traditional - Option 5                               -            -           -           -            -           -
  Charter Traditional                                          39            5   7.1026307           -            -           -
  Charter Enhanced                                              -            -           -           1            -   6.4831499
  Charter II - Option 1                                         -            -           -           -            -           -
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         -            -           -           -            -           -
  Charter II - Option 8                                         -            -           -           -            -           -
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                         -            -           -           -            -           -
  High Five Enhanced                                            -            -           -           -            -           -
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                         -            -           -           -            -           -
  Dimensions - Option 4                                         -            -           -           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                  22            -   7.0294965           -            -           -
  Rewards Enhanced - Option 1                                 410           59   6.8959201         237           37   6.3468053
  Rewards Enhanced - Option 2                                   -            -           -           -            -           -
  Rewards Enhanced - Option 3                                   -            -           -           -            -           -
  Rewards Enhanced - Option 4                                   -            -           -           -            -           -
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                   -            -           -           -            -           -
  Rewards Enhanced - Option 7                                  24            3   6.8428221           -            -           -
  Rewards Enhanced - Option 8                                   -            -   6.7025314           -            -           -
  Rewards Traditional - Option 1                              987          142   6.9571155         518           81   6.4031277
  Rewards Traditional - Option 2                                -            -           -           -            -           -
  Rewards Traditional - Option 4                                -            -           -           -            -           -
  Rewards Traditional - Option 5                                -            -           -           -            -           -
  Rewards Traditional - Option 6                                -            -           -           -            -           -
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               24            3   6.7582999           -            -           -
  Valuemark II & III                                        4,400          626   7.0294965       1,855          287   6.4697451
  Valuemark Income Plus                                         7            -   7.0294965          16            -   6.4697451
  Valuemark IV - Option 1                                   4,833          691   7.0033538       1,855          289   6.4456841
  Valuemark IV - Option 2                                       -            -           -           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       -            -           -           -            -           -
  Valuemark IV - Option 5                                       -            -           -           -            -           -
  Valuemark IV - Option 6                                       -            -           -           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -           -            -           -
  Valuemark IV - Option 9                                       -            -           -           -            -           -
  Valuemark IV - Option 10                                      -            -           -           -            -           -

                                       94

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                          ALGER AMERICAN MIDCAP GROWTH             ALGER AMERICAN SMALL
                                                                   PORTFOLIO                     CAPITALIZATION PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              3,466          351   9.8621104         294           58    5.089316
  Alterity Enhanced - Option 3                                  -            -           -           -            -           -
  Alterity Enhanced - Option 4                                  -            -           -           -            -           -
  Alterity Enhanced - Option 5                                  -            -           -           -            -           -
  Alterity Optional - Option 1                              4,289          433   9.9396958         254           49   5.1293537
  Alterity Optional - Option 2                                384           39   9.8621104           -            -           -
  Alterity Optional - Option 3                                  -            -           -           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                  -            -           -           -            -           -
  Alterity Traditional - Option 1                           1,719          171  10.0572213         105           20   5.1900024
  Alterity Traditional - Option 2                              32            3   9.9787191           -            -   5.1494916
  Alterity Traditional - Option 3                               -            -           -           -            -           -
  Alterity Traditional - Option 4                               -            -           -           -            -           -
  Alterity Traditional - Option 5                               -            -           -           -            -           -
  Charter Traditional                                         124           12   10.156219          14            3     5.24109
  Charter Enhanced                                            274           27  10.0769407           1            -   5.2001786
  Charter II - Option 1                                         -            -           -           -            -           -
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         -            -           -           -            -           -
  Charter II - Option 8                                         -            -           -           -            -           -
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                         -            -           -           -            -           -
  High Five Enhanced                                            -            -           -           -            -           -
  Dimensions - Option 1                                         5            -  10.0178939           3            1   5.1697076
  Dimensions - Option 2                                         2            -   9.9396961           -            -           -
  Dimensions - Option 3                                       130           13   9.9008272           -            -           -
  Dimensions - Option 4                                        41            4   9.8235439           -            -           -
  Dimensions - Option 5                                         7            1   9.9396961           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               1,296          131   9.8814507         201           39   5.0992965
  Rewards Enhanced - Option 2                                   -            -           -           -            -           -
  Rewards Enhanced - Option 3                                   -            -           -           -            -           -
  Rewards Enhanced - Option 4                                   -            -           -           -            -           -
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                   -            -           -           -            -           -
  Rewards Enhanced - Option 7                                  46            5   9.8043168           -            -           -
  Rewards Enhanced - Option 8                                 211           22   9.6141047           6            1   4.9613333
  Rewards Traditional - Option 1                            2,150          216   9.9591888         291           57    5.139413
  Rewards Traditional - Option 2                                -            -           -           -            -           -
  Rewards Traditional - Option 4                                -            -           -           -            -           -
  Rewards Traditional - Option 5                                -            -           -           -            -           -
  Rewards Traditional - Option 6                                -            -           -           -            -           -
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               32            3   9.6897437           -            -           -
  Valuemark II & III                                            -            -           -           -            -           -
  Valuemark Income Plus                                         -            -           -           -            -           -
  Valuemark IV - Option 1                                       -            -           -           -            -           -
  Valuemark IV - Option 2                                       -            -           -           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       -            -           -           -            -           -
  Valuemark IV - Option 5                                       -            -           -           -            -           -
  Valuemark IV - Option 6                                       -            -           -           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -           -            -           -
  Valuemark IV - Option 9                                       -            -           -           -            -           -
  Valuemark IV - Option 10                                      -            -           -           -            -           -

                                       95

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                          DAVIS VA FINANCIAL PORTFOLIO        DAVIS VA REAL ESTATE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             18,102        1,463  12.3344402         664           37  18.0122725
  Alterity Enhanced - Option 3                                 45            4  12.3828629           -            -           -
  Alterity Enhanced - Option 4                                 22            2  12.3102993           -            -           -
  Alterity Enhanced - Option 5                              1,682          139  12.0951434           -            -           -
  Alterity Optional - Option 1                              6,881          554  12.4314754       1,027           56  18.1539758
  Alterity Optional - Option 2                              2,207          179  12.3344402           -            -           -
  Alterity Optional - Option 3                                  3            -  12.3828629           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                321           27  12.0714701           -            -           -
  Alterity Traditional - Option 1                           1,343          107  12.5784634         286           16  18.3686253
  Alterity Traditional - Option 2                              61            5  12.4802816           -            -           -
  Alterity Traditional - Option 3                              85            7  12.5292771           -            -           -
  Alterity Traditional - Option 4                             145           12  12.4314765           -            -           -
  Alterity Traditional - Option 5                             687           56  12.1903014           -            -           -
  Charter Traditional                                         200           16  12.7022788           4            -  18.5494358
  Charter Enhanced                                            151           12  12.6031263           -            -           -
  Charter II - Option 1                                        19            2  12.4071462           -            -           -
  Charter II - Option 2                                         1            -  12.2621586           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        13            1  12.3102992           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         4            -  12.0714701           -            -           -
  Charter II - Option 8                                        31            3  11.9772397           -            -           -
  Charter II - Option 9                                         2            -  11.9537968           -            -           -
  High Five Traditional                                     3,989          317  12.5784634           -            -           -
  High Five Enhanced                                        3,738          303  12.3502712           -            -           -
  Dimensions - Option 1                                        20            2   12.529277           3            -  18.2967972
  Dimensions - Option 2                                         -            -           -           2            -  18.1539759
  Dimensions - Option 3                                        22            2  12.3828629          15            1  18.0829852
  Dimensions - Option 4                                         6            -  12.2862055           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         3            -  12.3344402           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               1,875          152  12.3586289         348           19  18.0475958
  Rewards Enhanced - Option 2                                 136           11  12.3102993           -            -           -
  Rewards Enhanced - Option 3                               3,900          319  12.2142061           -            -           -
  Rewards Enhanced - Option 4                                  94            8  12.2862054           -            -           -
  Rewards Enhanced - Option 5                                   7            1  12.2142062           -            -           -
  Rewards Enhanced - Option 6                               2,817          235  12.0007285           -            -           -
  Rewards Enhanced - Option 7                                  71            6  12.2621584          31            2  17.9067178
  Rewards Enhanced - Option 8                                  97            8  12.0242621           9            1  17.5593119
  Rewards Traditional - Option 1                            2,249          181  12.4558552         624           34  18.1895776
  Rewards Traditional - Option 2                            1,701          138  12.3102993           -            -           -
  Rewards Traditional - Option 4                              135           11  12.4314765           -            -           -
  Rewards Traditional - Option 5                               17            1  12.3344402           -            -           -
  Rewards Traditional - Option 6                              609           50  12.0951434           -            -           -
  Rewards Traditional - Option 7                                6            1  12.3586286           -            -           -
  Rewards Traditional - Option 8                              192           16  12.1188628          12            1  17.6974601
  Valuemark II & III                                          298           24  12.5784636           -            -           -
  Valuemark Income Plus                                        13            -  12.5784636           -            -           -
  Valuemark IV - Option 1                                     150           12  12.5341873           -            -           -
  Valuemark IV - Option 2                                     322           26  12.3877134           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                      10            1  12.3392743           -            -           -
  Valuemark IV - Option 5                                       9            1  12.4071462           -            -           -
  Valuemark IV - Option 6                                      40            3  12.2621586           -            -           -
  Valuemark IV - Option 7                                       1            -  12.2621586           -            -           -
  Valuemark IV - Option 8                                       8            1  12.3344402           -            -           -
  Valuemark IV - Option 9                                      12            1  12.2142062           -            -           -
  Valuemark IV - Option 10                                     14            1  12.1903014           -            -           -

                                       96

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                             DREYFUS IP SMALL CAP STOCK INDEX
                                                            DAVIS VA VALUE PORTFOLIO                     PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             46,253        4,627   9.9957179      26,115        2,552  10.2443242
  Alterity Enhanced - Option 3                                332           33  10.0349592         187           18  10.2614602
  Alterity Enhanced - Option 4                                 62            6   9.9761545          55            5  10.2357666
  Alterity Enhanced - Option 5                              5,949          607   9.8017938       2,760          272  10.1590675
  Alterity Optional - Option 1                             24,586        2,440  10.0743544      14,137        1,375  10.2786253
  Alterity Optional - Option 2                              3,874          388   9.9957179       2,070          202  10.2443242
  Alterity Optional - Option 3                                  9            1  10.0349592           8            1  10.2614602
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                915           94   9.7826093         369           36  10.1505808
  Alterity Traditional - Option 1                           5,710          560   10.193472       1,110          107  10.3302931
  Alterity Traditional - Option 2                             200           20  10.1139064          34            3    10.29582
  Alterity Traditional - Option 3                             514           51   10.153612         106           10  10.3130427
  Alterity Traditional - Option 4                             252           25  10.0743552         106           10  10.2786257
  Alterity Traditional - Option 5                           2,921          296    9.878909       1,755          172  10.1930856
  Charter Traditional                                       1,813          176   10.293811         216           21  10.3735481
  Charter Enhanced                                            797           78  10.2134587         117           11  10.3389283
  Charter II - Option 1                                       117           12  10.0546381         123           12  10.2700394
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        24            2   9.9761545          38            4  10.2357666
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        45            5   9.7826093           9            1  10.1505808
  Charter II - Option 8                                       206           21   9.7062458          93            9  10.1167051
  Charter II - Option 9                                        72            7   9.6872477          21            2  10.1082537
  High Five Traditional                                    14,409        1,414   10.193472      10,140          982  10.3302931
  High Five Enhanced                                       10,286        1,036   9.9322661       6,767          671  10.0853741
  Dimensions - Option 1                                        50            5  10.1536119           -            -           -
  Dimensions - Option 2                                         8            1  10.0743547           -            -           -
  Dimensions - Option 3                                       132           13  10.0349592           -            -           -
  Dimensions - Option 4                                       130           13   9.9566289           -            -           -
  Dimensions - Option 5                                        45            4  10.0743547           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               3,149          314  10.0153202       1,082          106  10.2528893
  Rewards Enhanced - Option 2                                 358           36   9.9761543          83            8  10.2357666
  Rewards Enhanced - Option 3                               8,005          809   9.8982812       5,518          541  10.2016066
  Rewards Enhanced - Option 4                                 124           12   9.9566287          71            7  10.2272159
  Rewards Enhanced - Option 5                                  16            2   9.8982811          50            5  10.2016066
  Rewards Enhanced - Option 6                               4,660          479   9.7252811       2,933          290  10.1251639
  Rewards Enhanced - Option 7                                 115           12   9.9371415           -            -           -
  Rewards Enhanced - Option 8                                 104           11   9.7443521          30            3  10.1336282
  Rewards Traditional - Option 1                            7,832          776  10.0941115       1,834          178  10.2872192
  Rewards Traditional - Option 2                            2,851          286   9.9761543       2,857          279  10.2357666
  Rewards Traditional - Option 4                            1,488          148  10.0743552         327           32  10.2786257
  Rewards Traditional - Option 5                              243           24   9.9957179          74            7  10.2443242
  Rewards Traditional - Option 6                            2,781          284   9.8017938       2,144          211  10.1590675
  Rewards Traditional - Option 7                               81            8  10.0153199           -            -           -
  Rewards Traditional - Option 8                              121           12   9.8210161          23            2  10.1675613
  Valuemark II & III                                        2,521          247  10.1934722       1,182          114  10.3302931
  Valuemark Income Plus                                       107            -  10.1934722          23            -  10.3302931
  Valuemark IV - Option 1                                   3,216          317  10.1575911         837           81  10.3147666
  Valuemark IV - Option 2                                   1,379          137    10.03889         425           41  10.2631735
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                      41            4   9.9996353          27            3  10.2460367
  Valuemark IV - Option 5                                      65            6  10.0546381          23            2  10.2700394
  Valuemark IV - Option 6                                      20            2   9.9371414           3            -  10.2186723
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                      29            3   9.9957179          28            3  10.2443242
  Valuemark IV - Option 9                                      10            1   9.8982811          12            1  10.2016066
  Valuemark IV - Option 10                                      1            -    9.878909           4            -  10.1930856

                                       97

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                                FRANKLIN AGGRESSIVE GROWTH
                                                            DREYFUS STOCK INDEX FUND                  SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             72,835        7,129  10.2166835           -            -           -
  Alterity Enhanced - Option 3                                209           20  10.2337732           -            -           -
  Alterity Enhanced - Option 4                                 59            6   10.208149           -            -           -
  Alterity Enhanced - Option 5                              6,359          628  10.1316568           -            -           -
  Alterity Optional - Option 1                             34,053        3,322   10.250892           -            -           -
  Alterity Optional - Option 2                              5,847          572  10.2166835           -            -           -
  Alterity Optional - Option 3                                 18            2  10.2337732           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                              1,234          122  10.1231931           -            -           -
  Alterity Traditional - Option 1                           2,607          253  10.3024204           -            -           -
  Alterity Traditional - Option 2                              63            6  10.2680403           -            -           -
  Alterity Traditional - Option 3                             204           20  10.2852165           -            -           -
  Alterity Traditional - Option 4                             146           14  10.2508922           -            -           -
  Alterity Traditional - Option 5                           3,748          369  10.1655829           -            -           -
  Charter Traditional                                         596           58  10.3455587           -            -           -
  Charter Enhanced                                            215           21  10.3110323           -            -           -
  Charter II - Option 1                                       295           29  10.2423293           -            -           -
  Charter II - Option 2                                         2            -  10.1911007           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       146           14   10.208149           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                       637           63  10.1231931           -            -           -
  Charter II - Option 8                                       136           13  10.0894088           -            -           -
  Charter II - Option 9                                       112           11  10.0809801           -            -           -
  High Five Traditional                                    22,447        2,179  10.3024204           -            -           -
  High Five Enhanced                                       12,059        1,196   10.080474           -            -           -
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                        89            9  10.2337729           -            -           -
  Dimensions - Option 4                                         -            -           -           -            -           -
  Dimensions - Option 5                                         3            -   10.250892           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   2            -  10.3460671           -            -           -
  Rewards Enhanced - Option 1                               1,592          156  10.2252255           -            -           -
  Rewards Enhanced - Option 2                                 353           35  10.2081489           -            -           -
  Rewards Enhanced - Option 3                              10,612        1,043  10.1740812           -            -           -
  Rewards Enhanced - Option 4                                 262           26  10.1996212           -            -           -
  Rewards Enhanced - Option 5                                  42            4  10.1740811           -            -           -
  Rewards Enhanced - Option 6                               6,519          646  10.0978446           -            -           -
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  18            2  10.1062862           -            -           -
  Rewards Traditional - Option 1                            5,528          539  10.2594627           -            -           -
  Rewards Traditional - Option 2                            4,451          436  10.2081489           -            -           -
  Rewards Traditional - Option 4                              728           71  10.2508922           -            -           -
  Rewards Traditional - Option 5                               68            7  10.2166835           -            -           -
  Rewards Traditional - Option 6                            4,163          411  10.1316568           -            -           -
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               15            1  10.1401276           -            -           -
  Valuemark II & III                                       13,824        1,336  10.3460671       1,707          325   5.2416018
  Valuemark Income Plus                                       390            -  10.3460671           5            -   5.2416018
  Valuemark IV - Option 1                                  14,314        1,386  10.3305169       1,304          250   5.2242849
  Valuemark IV - Option 2                                     845           82   10.278845           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                      76            7  10.2616821           -            -           -
  Valuemark IV - Option 5                                      35            3    10.28572           -            -           -
  Valuemark IV - Option 6                                      14            1  10.2342743           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                      34            3  10.2599654           -            -           -
  Valuemark IV - Option 9                                      15            1  10.2171826           -            -           -
  Valuemark IV - Option 10                                      6            1  10.2086486           -            -           -

                                       98

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                         FRANKLIN GLOBAL COMMUNICATIONS         FRANKLIN GROWTH AND INCOME
                                                                SECURITIES FUND                       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              2,480          165  15.0547518      22,018          786  28.0287883
  Alterity Enhanced - Option 3                                 11            1  15.2788635         214            8  28.3452857
  Alterity Enhanced - Option 4                                  -            -           -          12            -  27.7239195
  Alterity Enhanced - Option 5                                369           26  13.9825252       2,137           82  25.9403233
  Alterity Optional - Option 1                                846           55  15.5063114      12,472          432  28.8598474
  Alterity Optional - Option 2                                170           11  15.0547518       2,378           85  28.0287883
  Alterity Optional - Option 3                                 36            2  15.2788635          10            -  28.3452857
  Alterity Optional - Option 4                                  3            -  14.8339245           -            -           -
  Alterity Optional - Option 5                                127            9  13.8795941         519           20   25.749367
  Alterity Traditional - Option 1                              75            5  16.2091664       4,783          159  30.1528567
  Alterity Traditional - Option 2                              31            2  15.7371459         212            7  29.1954894
  Alterity Traditional - Option 3                              50            3   15.971414         514           17  29.6301024
  Alterity Traditional - Option 4                              14            1  15.5063121         210            7  28.7672471
  Alterity Traditional - Option 5                             561           39  14.4019379       1,151           43   26.718417
  Charter Traditional                                         118            7  16.8191465       1,044           33  31.2028124
  Charter Enhanced                                             73            4    16.32936         507           17  30.2941625
  Charter II - Option 1                                        31            2  15.3921684         118            4  28.5554881
  Charter II - Option 2                                         -            -           -          29            1  27.3172558
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -          15            1  27.7239195
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         5            -  13.8795941          30            1   25.749367
  Charter II - Option 8                                         5            -  13.4753888          87            3  24.9994868
  Charter II - Option 9                                         3            -  13.3761894          44            2  24.8154524
  High Five Traditional                                     1,657          102  16.2091664       6,488          215  30.1528567
  High Five Enhanced                                        1,176           76  15.5386775       5,793          199  29.0729922
  Dimensions - Option 1                                         -            -           -          26            1  29.6301022
  Dimensions - Option 2                                         -            -           -           6            -  28.7672456
  Dimensions - Option 3                                         -            -           -         269            9  28.3452859
  Dimensions - Option 4                                         -            -           -         112            4  27.5198367
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           3            -  27.9295145
  Deferred Variable Annuities                                 251            -  16.3835212         907            -  30.4363413
  Rewards Enhanced - Option 1                                 334           22  15.1663951       2,588           86  30.1324082
  Rewards Enhanced - Option 2                                 234           16  14.9439307         251            9  27.7239193
  Rewards Enhanced - Option 3                                 364           25  14.5087401       3,984          148  26.9165549
  Rewards Enhanced - Option 4                                 151           10  14.8339245         142            5  27.5198364
  Rewards Enhanced - Option 5                                   2            -  14.5087401          56            2  26.9165548
  Rewards Enhanced - Option 6                                 990           73  13.5753238       3,490          139   25.184886
  Rewards Enhanced - Option 7                                   -            -           -          17            1  27.3172558
  Rewards Enhanced - Option 8                                   2            -  13.6759981          53            2  25.3716562
  Rewards Traditional - Option 1                              192           12  15.6213028       4,195          138  30.4344367
  Rewards Traditional - Option 2                              122            8  14.9439307       1,913           69  27.7239193
  Rewards Traditional - Option 4                              186           12  15.5063121         783           27  28.7672471
  Rewards Traditional - Option 5                               22            1  15.0547518         110            4  28.0287883
  Rewards Traditional - Option 6                              182           13  13.9825252       1,612           62  25.9403233
  Rewards Traditional - Option 7                                -            -           -          18            1  28.1366342
  Rewards Traditional - Option 8                                -            -           -         413           16  26.1326972
  Valuemark II & III                                      121,728        7,433  16.3835212     322,771       10,607  30.4363413
  Valuemark Income Plus                                       541            -  16.3835212       7,510            -  30.4363413
  Valuemark IV - Option 1                                  13,413          829  16.1798343     103,013        3,430  30.0297344
  Valuemark IV - Option 2                                      49            3  15.4660425       1,181           41  28.7319033
  Valuemark IV - Option 3                                       -            -           -           9            -  29.5937153
  Valuemark IV - Option 4                                       1            -  15.2391917         301           11  28.3104733
  Valuemark IV - Option 5                                       -            -  15.5577294         188            6  28.9022333
  Valuemark IV - Option 6                                       1            -  14.8831099          31            1  27.6489651
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       1            -  15.2166833          16            1  28.2686586
  Valuemark IV - Option 9                                       5            -  14.6647982          32            1  27.2433997
  Valuemark IV - Option 10                                      -            -           -           5            -  27.0428549

                                       99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                           FRANKLIN HIGH INCOME FUND          FRANKLIN INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              7,470          382   19.556377      21,206          632  33.5632214
  Alterity Enhanced - Option 3                                 92            5  19.8475023         198            6  34.0628588
  Alterity Enhanced - Option 4                                480           25  19.4124184           9            -  33.3161556
  Alterity Enhanced - Option 5                              1,391           77  18.1635367       1,165           37  31.1727888
  Alterity Optional - Option 1                              5,136          255  20.1429606      10,773          312  34.5699333
  Alterity Optional - Option 2                              1,195           61   19.556377       2,722           81  33.5632214
  Alterity Optional - Option 3                                  8            -  19.8475023           3            -  34.0628588
  Alterity Optional - Option 4                                  5            -  19.2695185           -            -           -
  Alterity Optional - Option 5                                481           27   18.029827         394           13  30.9433121
  Alterity Traditional - Option 1                           2,713          129   21.055981       2,576           71  36.1368854
  Alterity Traditional - Option 2                             101            5  20.4428185         134            4  35.0845581
  Alterity Traditional - Option 3                             987           48  20.7471369         837           24  35.6068378
  Alterity Traditional - Option 4                             150            7  20.1429616          63            2  34.5699333
  Alterity Traditional - Option 5                           1,528           82  18.7083607         215            7  32.1078307
  Charter Traditional                                       2,593          119  21.8483555       5,622          150  37.4967815
  Charter Enhanced                                             88            4  21.2121146       2,372           65  36.4048464
  Charter II - Option 1                                       636           32  19.9946865         350           10  34.3154613
  Charter II - Option 2                                       328           17    19.12767           5            -  32.8274637
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       181            9  19.4124184           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                       209           12   18.029827          48            2  30.9433121
  Charter II - Option 8                                       188           11   17.504758          12            -  30.0421722
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                     6,104          290   21.055981       2,997           83  36.1368854
  High Five Enhanced                                        5,676          272  20.8866063       3,041           87  34.9143044
  Dimensions - Option 1                                         -            -           -           2            -  35.6068373
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                        58            3  19.8475021          11            -  34.0628588
  Dimensions - Option 4                                        50            3  19.2695186           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                 298            -  21.3186826         760            -  36.6065812
  Rewards Enhanced - Option 1                               2,200          112  19.7014036       2,146           63  33.8121202
  Rewards Enhanced - Option 2                                 479           25  19.4124184         763           23  33.3161556
  Rewards Enhanced - Option 3                               3,821          203   18.847098       4,073          126  32.3459364
  Rewards Enhanced - Option 4                                 221           11  19.2695185         201            6  33.0709068
  Rewards Enhanced - Option 5                                  11            1  18.8470978           -            -           -
  Rewards Enhanced - Option 6                               3,088          175   17.634575         691           23  30.2649694
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  17            1   17.765352         189            6  30.4894132
  Rewards Traditional - Option 1                            3,693          182  20.2923363       3,016           87  34.8262962
  Rewards Traditional - Option 2                            1,263           65  19.4124184       3,146           94  33.3161556
  Rewards Traditional - Option 4                            1,542           77  20.1429616         391           11  34.5699333
  Rewards Traditional - Option 5                              175            9   19.556377           -            -           -
  Rewards Traditional - Option 6                            2,264          125  18.1635367         293            9  31.1727888
  Rewards Traditional - Option 7                               16            1  19.7014032           5            -  33.8121199
  Rewards Traditional - Option 8                               30            2  18.2982378          85            3  31.4039656
  Valuemark II & III                                       70,532        3,304  21.3186826     337,083        9,208  36.6065812
  Valuemark Income Plus                                     1,001            -  21.3186826       4,980            -  36.6065812
  Valuemark IV - Option 1                                  48,814        2,321  21.0338809     103,173        2,857  36.1175444
  Valuemark IV - Option 2                                   3,472          173  20.1248344       3,493          101  34.5566092
  Valuemark IV - Option 3                                       -            -           -          10            -  35.5931329
  Valuemark IV - Option 4                                     156            8    19.82965         392           12  34.0497443
  Valuemark IV - Option 5                                   1,362           67  20.2441399         240            7  34.7614694
  Valuemark IV - Option 6                                       7            -  19.3663072          27            1  33.2541313
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                     599           30  19.8003614         375           11  33.9994528
  Valuemark IV - Option 9                                      20            1  19.0822339           3            -  32.7663461
  Valuemark IV - Option 10                                      3            -  18.9417654           1            -  32.5251464

                                      100

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                           FRANKLIN LARGE CAP GROWTH
                                                                SECURITIES FUND                 FRANKLIN MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             17,945        1,074  16.7009523           -            -           -
  Alterity Enhanced - Option 3                                110            7  16.8295738           -            -           -
  Alterity Enhanced - Option 4                                121            7  16.6370099           -            -           -
  Alterity Enhanced - Option 5                              2,900          180  16.0724251           -            -           -
  Alterity Optional - Option 1                             11,912          702  16.9591855           -            -           -
  Alterity Optional - Option 2                              1,930          116  16.7009523           -            -           -
  Alterity Optional - Option 3                                 15            1  16.8295738           -            -           -
  Alterity Optional - Option 4                                  5            -  16.5733115           -            -           -
  Alterity Optional - Option 5                                574           36  16.0108872           -            -           -
  Alterity Traditional - Option 1                           2,349          135  17.3540391           -            -           -
  Alterity Traditional - Option 2                              69            4  17.0897973           -            -           -
  Alterity Traditional - Option 3                             451           26  17.2214125           -            -           -
  Alterity Traditional - Option 4                             340           20  16.9591868           -            -           -
  Alterity Traditional - Option 5                           2,466          151  16.3209491           -            -           -
  Charter Traditional                                         810           46  17.6900934          35            2  16.1426121
  Charter Enhanced                                            599           34  17.4207281           -            -           -
  Charter II - Option 1                                        89            5  16.8942563           -            -           -
  Charter II - Option 2                                         6            -  16.5098573           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        33            2  16.6370099           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        10            1  16.0108872           -            -           -
  Charter II - Option 8                                       153           10  15.7670825           -            -           -
  Charter II - Option 9                                         8            1   15.706713           -            -           -
  High Five Traditional                                     7,578          437  17.3540391           -            -           -
  High Five Enhanced                                        5,906          353  16.7485671           -            -           -
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                        42            2  16.8295735           -            -           -
  Dimensions - Option 4                                        48            3  16.5733118           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                  75            -  17.5760501         230            -  15.7557646
  Rewards Enhanced - Option 1                                 653           39   16.765141           -            -           -
  Rewards Enhanced - Option 2                                 345           21  16.6370098           -            -           -
  Rewards Enhanced - Option 3                               3,914          239  16.3836763           -            -           -
  Rewards Enhanced - Option 4                                 166           10  16.5733115           -            -           -
  Rewards Enhanced - Option 5                                   7            -  16.3836763           -            -           -
  Rewards Enhanced - Option 6                               2,911          184  15.8276842           -            -           -
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  15            1  15.8885167           -            -           -
  Rewards Traditional - Option 1                            1,452           85  17.0243666           -            -           -
  Rewards Traditional - Option 2                            2,347          141  16.6370098           -            -           -
  Rewards Traditional - Option 4                              653           39  16.9591868           -            -           -
  Rewards Traditional - Option 5                               42            3  16.7009523           -            -           -
  Rewards Traditional - Option 6                            1,951          121  16.0724251           -            -           -
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               54            3  16.1341991           -            -           -
  Valuemark II & III                                       80,294        4,568  17.5760501      49,543        3,144  15.7557646
  Valuemark Income Plus                                     3,872            -  17.5760501         785            -  15.7557646
  Valuemark IV - Option 1                                  85,393        4,894  17.4551136      17,627        1,134  15.5476356
  Valuemark IV - Option 2                                     696           41    17.05795           -            -           -
  Valuemark IV - Option 3                                       6            -  17.3217123           -            -           -
  Valuemark IV - Option 4                                      52            3  16.9275908           -            -           -
  Valuemark IV - Option 5                                      42            2  17.1103789           -            -           -
  Valuemark IV - Option 6                                      19            1  16.7210628           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                      15            1  16.9146021           -            -           -
  Valuemark IV - Option 9                                      43            3  16.5932675           -            -           -
  Valuemark IV - Option 10                                      4            -  16.5297378           -            -           -

                                      101

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                                 FRANKLIN RISING DIVIDENDS
                                                           FRANKLIN REAL ESTATE FUND                  SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             28,220          766  36.8564925      53,555        1,895  28.2549436
  Alterity Enhanced - Option 3                                341            9  37.4051558         460           16  28.5944355
  Alterity Enhanced - Option 4                                121            3  36.5851838         136            5  28.0867108
  Alterity Enhanced - Option 5                              3,410          100  34.2315067       5,365          202  26.6169582
  Alterity Optional - Option 1                             13,371          352  37.9619843      32,839        1,135   28.923888
  Alterity Optional - Option 2                              4,534          123  36.8564925       6,173          218  28.2549436
  Alterity Optional - Option 3                                 18            -  37.4051558          13            -  28.5944355
  Alterity Optional - Option 4                                  5            -  36.3158714           -            -           -
  Alterity Optional - Option 5                                731           22   33.979514         934           35  26.4584729
  Alterity Traditional - Option 1                           3,500           88   39.682688       6,829          228  29.9571115
  Alterity Traditional - Option 2                             124            3  38.5271048         175            6  29.1510411
  Alterity Traditional - Option 3                             457           12  39.1006309       1,053           36  29.6375778
  Alterity Traditional - Option 4                             241            6  37.9619864         377           13  28.9380066
  Alterity Traditional - Option 5                           2,110           60  35.2582968       3,932          144  27.2604447
  Charter Traditional                                       1,218           30   41.176019       1,674           54  30.7500164
  Charter Enhanced                                            469           12  39.9769417       1,250           42  30.0287993
  Charter II - Option 1                                       152            4  37.6825432         408           14  28.7657085
  Charter II - Option 2                                        77            2  36.0485403         151            5  27.7532406
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        81            2  36.5851838         123            4  28.0867108
  Charter II - Option 5                                        43            1  35.2582968           9            -  27.2604447
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        99            3   33.979514          68            3  26.4584729
  Charter II - Option 8                                       157            5  32.9899536         212            8    25.83391
  Charter II - Option 9                                       143            4  32.7470986          63            2  25.6800847
  High Five Traditional                                     9,293          234   39.682688      19,447          649  29.9571115
  High Five Enhanced                                        9,585          245  39.1411495      15,907          552  28.8369113
  Dimensions - Option 1                                         4            -  39.1006309          33            1  29.4990301
  Dimensions - Option 2                                         2            -  37.9619843          13            -  28.8071518
  Dimensions - Option 3                                        62            2   37.405155         122            4  28.4673223
  Dimensions - Option 4                                       112            3  36.3158712          23            1  27.7996368
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                 243            -  40.1620466         397            -  30.2755226
  Rewards Enhanced - Option 1                               3,587           97  37.1298136       5,165          174  29.6951452
  Rewards Enhanced - Option 2                                 620           17  36.5851836         753           27  28.0867107
  Rewards Enhanced - Option 3                               6,371          179  35.5197661      12,167          444  27.4237288
  Rewards Enhanced - Option 4                                 381           10  36.3158714         379           14  27.4528253
  Rewards Enhanced - Option 5                                  81            2  35.5197661          66            2  27.4237288
  Rewards Enhanced - Option 6                               5,341          161  33.2346115       7,226          278  25.9886561
  Rewards Enhanced - Option 7                                  49            1  36.0485387          84            3  27.7532406
  Rewards Enhanced - Option 8                                  98            3  33.4810768         152            6  26.1443258
  Rewards Traditional - Option 1                            5,084          133  38.2435019       7,010          234  29.9927909
  Rewards Traditional - Option 2                            3,180           87  36.5851836       4,556          162  28.0867107
  Rewards Traditional - Option 4                            1,331           35  37.9619864       1,227           42  28.9380066
  Rewards Traditional - Option 5                              148            4  36.8564925         117            4  28.2549436
  Rewards Traditional - Option 6                            2,273           66  34.2315067       2,890          109  26.6169582
  Rewards Traditional - Option 7                               32            1  37.1298129           6            -  28.4241847
  Rewards Traditional - Option 8                               88            3   34.485367         383           14  26.7763917
  Valuemark II & III                                       83,258        2,073  40.1620466     202,946        6,707  30.2755226
  Valuemark Income Plus                                       849            -  40.1620466       3,691            -  30.2755226
  Valuemark IV - Option 1                                  38,859          981  39.6255115      77,657        2,593  29.9523509
  Valuemark IV - Option 2                                   1,196           32  37.9129682       2,774           96   28.906275
  Valuemark IV - Option 3                                       -            -  39.0501657          36            1  29.6005487
  Valuemark IV - Option 4                                     241            6  37.3568733         254            9   28.565288
  Valuemark IV - Option 5                                     102            3  38.1377255         240            8  29.0446109
  Valuemark IV - Option 6                                      16            -  36.4839856          30            1  28.0230176
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                      29            1  37.3016988          27            1  28.5292449
  Valuemark IV - Option 9                                      65            2  35.9488241          60            2  27.6905303
  Valuemark IV - Option 10                                     76            2  35.6841967           8            -  27.5257706

                                      102

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                                 FRANKLIN SMALL CAP VALUE
                                                            FRANKLIN SMALL CAP FUND                   SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             30,884        1,696  18.2054902      21,921        1,812  12.0945782
  Alterity Enhanced - Option 3                                 84            5  18.3548999         299           25  12.1633704
  Alterity Enhanced - Option 4                                 21            1  18.1312408          36            3  12.0603278
  Alterity Enhanced - Option 5                              2,776          159  17.4764696       2,002          170  11.7563997
  Alterity Optional - Option 1                             15,661          847  18.4994511      12,819        1,048  12.2325538
  Alterity Optional - Option 2                              2,598          143  18.2054902       1,933          160  12.0945782
  Alterity Optional - Option 3                                 63            3  18.3548999           8            1  12.1633704
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                478           27  17.4051918         537           46  11.7231061
  Alterity Traditional - Option 1                           3,920          207  18.9493157       1,294          104  12.4424737
  Alterity Traditional - Option 2                             129            7  18.5920717          61            5  12.3021322
  Alterity Traditional - Option 3                             402           21  18.8105268         251           20  12.3721049
  Alterity Traditional - Option 4                              93            5  18.5055365          44            4  12.2325546
  Alterity Traditional - Option 5                           2,096          118  17.7645107       1,280          108  11.8905231
  Charter Traditional                                         874           45   19.288847       1,438          114  12.6203175
  Charter Enhanced                                            918           48  18.9759947          98            8  12.5273126
  Charter II - Option 1                                       151            8  18.4300646         115            9  12.1979135
  Charter II - Option 2                                        13            1  17.9836488          11            1  11.9921162
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        75            4  18.1312408          53            4  12.0603278
  Charter II - Option 5                                        23            1  17.7645107           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        32            2  17.4051918          16            1  11.7231061
  Charter II - Option 8                                        56            3  17.1229746         139           12  11.5908702
  Charter II - Option 9                                         8            -  17.0531374          19            2  11.5580445
  High Five Traditional                                     6,569          347  18.9493157       4,615          371  12.4424737
  High Five Enhanced                                        4,963          271  18.3180007       3,391          278  12.1859083
  Dimensions - Option 1                                        10            1  18.7447042           4            -  12.3721047
  Dimensions - Option 2                                         -            -           -           5            -  12.2325538
  Dimensions - Option 3                                       150            8  18.2905211         120           10  12.1633702
  Dimensions - Option 4                                        29            2   17.993861          11            1  12.0261736
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           6            -  12.0945782
  Deferred Variable Annuities                                 246            -  19.1379161           -            -           -
  Rewards Enhanced - Option 1                               2,637          142  18.6271482         492           41  12.1289264
  Rewards Enhanced - Option 2                                 477           26  18.1312408         129           11  12.0603277
  Rewards Enhanced - Option 3                               4,648          261  17.8372577       4,667          391  11.9242907
  Rewards Enhanced - Option 4                                 271           15  18.0572942         184           15  12.0261734
  Rewards Enhanced - Option 5                                  36            2  17.8372575           8            1  11.9242906
  Rewards Enhanced - Option 6                               2,917          170  17.1930977       1,803          155  11.6237892
  Rewards Enhanced - Option 7                                  60            3  17.9836484           -            -           -
  Rewards Enhanced - Option 8                                  37            2  17.2635052         107            9  11.6568003
  Rewards Traditional - Option 1                            4,283          228  18.8138552       1,433          117   12.267294
  Rewards Traditional - Option 2                            1,928          106  18.1312408       1,676          139  12.0603277
  Rewards Traditional - Option 4                              708           38  18.5055365         326           27  12.2325546
  Rewards Traditional - Option 5                              147            8  18.2054902         114            9  12.0945782
  Rewards Traditional - Option 6                            1,412           81  17.4764696       1,825          155  11.7563997
  Rewards Traditional - Option 7                               61            3   18.280043           -            -           -
  Rewards Traditional - Option 8                               57            3  17.5480393         164           14  11.7897884
  Valuemark II & III                                       89,554        4,684  19.1379161      14,620        1,160  12.6032252
  Valuemark Income Plus                                     1,810            -  19.1379161         623            -  12.6032252
  Valuemark IV - Option 1                                  78,044        4,108  18.9977046      14,891        1,188  12.5390573
  Valuemark IV - Option 2                                     652           35  18.5372921       1,608          130  12.3275008
  Valuemark IV - Option 3                                      43            2   18.842919           -            -           -
  Valuemark IV - Option 4                                     183           10  18.3863555         197           16  12.2577859
  Valuemark IV - Option 5                                      59            3  18.5979975          31            3  12.3555013
  Valuemark IV - Option 6                                      20            1  18.1475141           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                      35            2  18.3713765          11            1  12.2508306
  Valuemark IV - Option 9                                      31            2  17.9997889          14            1  12.0783434
  Valuemark IV - Option 10                                     63            3  17.9263793           -            -           -

                                      103

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                         FRANKLIN U.S. GOVERNMENT FUND        FRANKLIN ZERO COUPON FUND 2005
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             53,703        2,450  21.9168781       4,850          173  28.0661827
  Alterity Enhanced - Option 3                                166            8  22.1779849          41            1  28.4839886
  Alterity Enhanced - Option 4                                 52            2  21.6918133           -            -           -
  Alterity Enhanced - Option 5                              4,855          239  20.2962891         903           35  26.0672585
  Alterity Optional - Option 1                             25,437        1,127   22.570428       2,710           94  28.9080136
  Alterity Optional - Option 2                              5,033          230  21.9168781         367           13  28.0661827
  Alterity Optional - Option 3                                 11            -  22.1779849           3            -  28.4839886
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                689           34    20.14688         252           10  25.8753672
  Alterity Traditional - Option 1                           9,215          391   23.587468         845           28  30.2183278
  Alterity Traditional - Option 2                             280           12  22.8432028           6            -  29.3383524
  Alterity Traditional - Option 3                           1,512           65  23.1832538         101            3  29.7750921
  Alterity Traditional - Option 4                             299           13  22.5081368          40            1  28.9080151
  Alterity Traditional - Option 5                           2,773          133  20.9050859         605           23  26.8491584
  Charter Traditional                                       3,327          136  24.4137772         515           16  31.3554976
  Charter Enhanced                                          1,079           46  23.7028292         127            4  30.4424089
  Charter II - Option 1                                       685           31  22.3424517         213            7  28.6952195
  Charter II - Option 2                                         2            -  21.3736305           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        90            4  21.6918133          29            1  27.8595815
  Charter II - Option 5                                        35            2  20.9050859           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                       536           27    20.14688          43            2  25.8753672
  Charter II - Option 8                                       526           27  19.5601571         244           10  25.1218172
  Charter II - Option 9                                       104            5  19.4161647           -            -           -
  High Five Traditional                                    12,847          545   23.587468       2,424           80  30.2183278
  High Five Enhanced                                       12,439          547  22.7368016       3,036          104  29.2484963
  Dimensions - Option 1                                        59            3  23.1832535           -            -           -
  Dimensions - Option 2                                         5            -  22.5081353           -            -           -
  Dimensions - Option 3                                       477           22  22.1779846           -            -           -
  Dimensions - Option 4                                       256           12  21.5321347          64            2  27.6545002
  Dimensions - Option 5                                        14            1  22.5081353           -            -           -
  Dimensions - Option 6                                         7            -  21.8526758           -            -           -
  Deferred Variable Annuities                                 593            -  23.8301109          13            -  30.2183273
  Rewards Enhanced - Option 1                               8,268          351   23.576269         653           23  28.2743165
  Rewards Enhanced - Option 2                               1,609           74  21.6918132         216            8  27.8595813
  Rewards Enhanced - Option 3                              12,678          602  21.0601143       1,529           57   27.048267
  Rewards Enhanced - Option 4                                 434           20  21.5321348         122            4  27.6545007
  Rewards Enhanced - Option 5                                  23            1  21.0601142           -            -           -
  Rewards Enhanced - Option 6                               5,744          291   19.705217       1,048           41  25.3081232
  Rewards Enhanced - Option 7                                 209           10  21.3736301           -            -           -
  Rewards Enhanced - Option 8                                 143            7    19.85135           -            -           -
  Rewards Traditional - Option 1                           10,631          446  23.8125828       2,588           89   29.122389
  Rewards Traditional - Option 2                            6,445          297  21.6918132       1,120           40  27.8595813
  Rewards Traditional - Option 4                            1,729           77  22.5081368         184            6  28.9080151
  Rewards Traditional - Option 5                              152            7  21.9168781         116            4  28.0661827
  Rewards Traditional - Option 6                            2,958          146  20.2962891         371           14  26.0672585
  Rewards Traditional - Option 7                               18            1  22.0147306          10            -  28.2743148
  Rewards Traditional - Option 8                              218           11  20.4468059         429           16  26.2605736
  Valuemark II & III                                      209,482        8,790  23.8301109      31,494        1,046  30.2183273
  Valuemark Income Plus                                       669            -  23.8301109         143            -  30.2183273
  Valuemark IV - Option 1                                  66,753        2,839  23.5137873      12,844          431  29.8214753
  Valuemark IV - Option 2                                   2,651          118  22.4956224         496           17  28.5260981
  Valuemark IV - Option 3                                      10            -  23.1703775           5            -   29.381737
  Valuemark IV - Option 4                                     484           22  22.1656641          65            2  28.1076868
  Valuemark IV - Option 5                                      48            2  22.6289828          22            1  28.6952195
  Valuemark IV - Option 6                                     127            6  21.6477372           1            -  27.4509275
  Valuemark IV - Option 7                                       1            -  21.6477372           -            -           -
  Valuemark IV - Option 8                                      25            1   22.132926           2            -  28.0661827
  Valuemark IV - Option 9                                      41            2  21.3301997          12            -   27.048267
  Valuemark IV - Option 10                                      6            -  21.1731832           2            -  26.8491584

                                      104

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                                 J.P. MORGAN INTERNATIONAL
                                                         FRANKLIN ZERO COUPON FUND 2010           OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              6,656          201   33.104644          19            3   7.2714484
  Alterity Enhanced - Option 3                                 30            1  33.5974554           -            -           -
  Alterity Enhanced - Option 4                                 28            1  32.8609529           -            -           -
  Alterity Enhanced - Option 5                                697           23  30.7468713           -            -           -
  Alterity Optional - Option 1                              2,468           72  34.0976009          90           12    7.328653
  Alterity Optional - Option 2                                936           28   33.104644           -            -           -
  Alterity Optional - Option 3                                  5            -  33.5974554           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                206            7   30.520531           -            -           -
  Alterity Traditional - Option 1                           1,033           29  35.6431437         213           29   7.4153059
  Alterity Traditional - Option 2                               3            -  34.6051944           -            -           -
  Alterity Traditional - Option 3                             286            8  35.1203384           -            -           -
  Alterity Traditional - Option 4                              45            1   34.097602           -            -           -
  Alterity Traditional - Option 5                             482           15  31.6691389           -            -           -
  Charter Traditional                                         375           10   36.984459           -            -           -
  Charter Enhanced                                             51            1  35.9074519           -            -           -
  Charter II - Option 1                                       129            4  33.8466061           -            -           -
  Charter II - Option 2                                        51            2  32.3789384           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        27            1  32.8609529           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        25            1   30.520531           -            -           -
  Charter II - Option 8                                        23            1  29.6317037           -            -           -
  Charter II - Option 9                                         4            -  29.4135691           -            -           -
  High Five Traditional                                     1,738           49  35.6431437           -            -           -
  High Five Enhanced                                        2,187           64  34.1185846           -            -           -
  Dimensions - Option 1                                        17            -  35.1203377           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                         -            -           -           -            -           -
  Dimensions - Option 4                                        28            1  32.6190558           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                  77            -   35.643143           -            -           -
  Rewards Enhanced - Option 1                                 712           21   33.350142         138           19   7.2857082
  Rewards Enhanced - Option 2                                 572           17  32.8609528           -            -           -
  Rewards Enhanced - Option 3                               2,588           81   31.903991           -            -           -
  Rewards Enhanced - Option 4                                  57            2  32.6190553           -            -           -
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                               1,131           38  29.8514563           -            -           -
  Rewards Enhanced - Option 7                                  15            -  32.3789372           -            -           -
  Rewards Enhanced - Option 8                                   6            -   30.072833           -            -           -
  Rewards Traditional - Option 1                            2,213           64  34.3504612         103           14   7.3430254
  Rewards Traditional - Option 2                            1,801           55  32.8609528           -            -           -
  Rewards Traditional - Option 4                              226            7   34.097602           -            -           -
  Rewards Traditional - Option 5                               40            1   33.104644           -            -           -
  Rewards Traditional - Option 6                              531           17  30.7468713           -            -           -
  Rewards Traditional - Option 7                                6            -  33.3501411           -            -           -
  Rewards Traditional - Option 8                                6            -  30.9748902           -            -           -
  Valuemark II & III                                       24,352          685   35.643143           -            -           -
  Valuemark Income Plus                                        93            -   35.643143           -            -           -
  Valuemark IV - Option 1                                  14,620          416   35.170012           -            -           -
  Valuemark IV - Option 2                                     678           20  33.6471237           -            -           -
  Valuemark IV - Option 3                                     160            5  34.6563674           -            -           -
  Valuemark IV - Option 4                                     198            6  33.1535988           -            -           -
  Valuemark IV - Option 5                                       2            -  33.8466061           -            -           -
  Valuemark IV - Option 6                                       -            -           -           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       6            -   33.104644           -            -           -
  Valuemark IV - Option 9                                      20            1  31.9039908           -            -           -
  Valuemark IV - Option 10                                      -            -  31.6691389           -            -           -

                                      105

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                        J.P. MORGAN U.S. LARGE CAP CORE
                                                                     EQUITY                   JENNISON 20/20 FOCUS PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                                249           34   7.4245119       6,602          640   10.320286
  Alterity Enhanced - Option 3                                  -            -           -          76            7   10.337549
  Alterity Enhanced - Option 4                                  -            -           -           -            -           -
  Alterity Enhanced - Option 5                                  -            -           -       1,739          170  10.2343971
  Alterity Optional - Option 1                                204           27   7.4829207       3,566          344  10.3548414
  Alterity Optional - Option 2                                  1            -   7.4245119         706           68   10.320286
  Alterity Optional - Option 3                                  -            -           -           3            -   10.337549
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                  -            -           -         211           21  10.2258476
  Alterity Traditional - Option 1                             276           36   7.5713976         415           40  10.4068924
  Alterity Traditional - Option 2                               -            -           -          21            2  10.3721637
  Alterity Traditional - Option 3                               -            -           -         161           16  10.3895141
  Alterity Traditional - Option 4                               -            -           -           8            1  10.3548416
  Alterity Traditional - Option 5                               -            -           -       1,086          106  10.2686674
  Charter Traditional                                           5            1   7.6459263          63            6  10.4504681
  Charter Enhanced                                              -            -           -           -            -  10.4155916
  Charter II - Option 1                                         -            -           -         144           14  10.3461919
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         -            -           -           8            1  10.2258476
  Charter II - Option 8                                         -            -           -          83            8  10.1917207
  Charter II - Option 9                                         -            -           -          28            3  10.1832065
  High Five Traditional                                         -            -           -       4,903          471  10.4068924
  High Five Enhanced                                            -            -           -       5,386          528  10.1977707
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                         -            -           -           -            -           -
  Dimensions - Option 4                                         -            -           -           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 196           26   7.4390719         354           34  10.3289147
  Rewards Enhanced - Option 2                                   -            -           -         191           19  10.3116649
  Rewards Enhanced - Option 3                                   -            -           -       1,519          148  10.2772517
  Rewards Enhanced - Option 4                                   -            -           -          52            5  10.3030509
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                   -            -           -       1,053          103   10.200242
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                   -            -           -          13            1  10.2087692
  Rewards Traditional - Option 1                              186           25   7.4975956         775           75  10.3634991
  Rewards Traditional - Option 2                                -            -           -         551           53  10.3116649
  Rewards Traditional - Option 4                                -            -           -          79            8  10.3548416
  Rewards Traditional - Option 5                                -            -           -          23            2   10.320286
  Rewards Traditional - Option 6                                -            -           -         641           63  10.2343971
  Rewards Traditional - Option 7                                -            -           -          26            3  10.3289145
  Rewards Traditional - Option 8                                -            -           -           -            -           -
  Valuemark II & III                                            -            -           -         223           21  10.4068924
  Valuemark Income Plus                                         -            -           -          36            -  10.4068924
  Valuemark IV - Option 1                                       -            -           -         284           27  10.3912508
  Valuemark IV - Option 2                                       -            -           -         589           57  10.3392751
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       -            -           -          42            4  10.3220112
  Valuemark IV - Option 5                                       -            -           -           2            -  10.3461919
  Valuemark IV - Option 6                                       -            -           -           1            -  10.2944439
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -           5            -   10.320286
  Valuemark IV - Option 9                                       -            -           -           8            1  10.2772516
  Valuemark IV - Option 10                                      -            -           -           -            -           -

                                      106

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                        MUTUAL DISCOVERY SECURITIES FUND       MUTUAL SHARES SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             40,860        2,530  16.1508591      45,480        2,813  16.1697849
  Alterity Enhanced - Option 3                                325           20   16.266773         422           26   16.285835
  Alterity Enhanced - Option 4                                 87            5  16.0932114          42            3  16.1120694
  Alterity Enhanced - Option 5                              4,256          273  15.5835456       4,860          311  15.6018068
  Alterity Optional - Option 1                             20,095        1,227  16.3776838      27,865        1,699  16.3968754
  Alterity Optional - Option 2                              4,599          285  16.1508591       5,027          311  16.1697849
  Alterity Optional - Option 3                                  8            -   16.266773         106            7   16.285835
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                602           39  15.5279214         550           35  15.5461172
  Alterity Traditional - Option 1                           3,525          211   16.723908       5,868          350  16.7435053
  Alterity Traditional - Option 2                             144            9  16.4510202         297           18  16.5328644
  Alterity Traditional - Option 3                             690           42  16.6195321       1,145           69  16.6390074
  Alterity Traditional - Option 4                             300           18  16.3835201         277           17  16.4027185
  Alterity Traditional - Option 5                           2,411          153  15.8080425       2,931          185  15.8265665
  Charter Traditional                                         814           48   16.988195       1,490           87  17.0727117
  Charter Enhanced                                            588           35  16.7473117         784           47  16.8306301
  Charter II - Option 1                                       186           11  16.3250428         459           28  16.3441727
  Charter II - Option 2                                        15            1  15.9785313          15            1  15.9972547
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        78            5  16.0932114          67            4  16.1120694
  Charter II - Option 5                                         7            -  15.8080425           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                       386           25  15.5279214         454           29  15.5461172
  Charter II - Option 8                                        76            5  15.3074012         186           12  15.3253388
  Charter II - Option 9                                        35            2  15.2527616          45            3   15.270635
  High Five Traditional                                    11,470          686   16.723908      14,088          841  16.7435053
  High Five Enhanced                                       10,648          652  16.3333885      10,721          654  16.3973432
  Dimensions - Option 1                                        11            1  16.5689063          22            1   16.651337
  Dimensions - Option 2                                         -            -           -          10            1   16.415232
  Dimensions - Option 3                                        64            4   16.217755         393           24  16.2984387
  Dimensions - Option 4                                        87            5  15.9877973          21            1   16.067337
  Dimensions - Option 5                                         -            -           -           4            -   16.415232
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                 192            -  16.8752197         371            -  16.9330114
  Rewards Enhanced - Option 1                               1,720          105  16.4054194       4,402          267  16.4870368
  Rewards Enhanced - Option 2                                 376           23  16.0932113         730           45  16.1120693
  Rewards Enhanced - Option 3                               7,395          466  15.8646681       6,415          404  15.8832585
  Rewards Enhanced - Option 4                                 251           16  16.0357687         291           18  16.0545597
  Rewards Enhanced - Option 5                                  24            2  15.8646681          44            3  15.8832585
  Rewards Enhanced - Option 6                               3,862          251  15.3622365       7,649          497  15.3802385
  Rewards Enhanced - Option 7                                  54            3  15.9785311          14            1  15.9972547
  Rewards Enhanced - Option 8                                 241           16  15.4172662         321           21  15.4353324
  Rewards Traditional - Option 1                            3,444          208  16.5698571       6,057          364  16.6522926
  Rewards Traditional - Option 2                            3,247          202  16.0932113       2,888          179  16.1120693
  Rewards Traditional - Option 4                              817           50  16.3835201       1,325           81  16.4027185
  Rewards Traditional - Option 5                              126            8  16.1508591         101            6  16.1697849
  Rewards Traditional - Option 6                            2,339          150  15.5835456       2,539          163  15.6018068
  Rewards Traditional - Option 7                                -            -           -           5            -  16.2277069
  Rewards Traditional - Option 8                               86            6  15.6393694         245           16  15.6576957
  Valuemark II & III                                       40,330        2,390  16.8752197      85,459        5,047  16.9330114
  Valuemark Income Plus                                     4,131            -  16.8752197       6,317            -  16.9330114
  Valuemark IV - Option 1                                  80,118        4,778  16.7671248     190,109       11,300  16.8245463
  Valuemark IV - Option 2                                   1,312           80  16.4117656       3,455          210  16.4679702
  Valuemark IV - Option 3                                      18            1  16.6478283           9            1  16.7048413
  Valuemark IV - Option 4                                     251           15  16.2950041         133            8  16.3508088
  Valuemark IV - Option 5                                     151            9  16.4587626         167           10  16.5151281
  Valuemark IV - Option 6                                      55            3  16.1095452          38            2  16.1647146
  Valuemark IV - Option 7                                       1            -  16.1095452           -            -           -
  Valuemark IV - Option 8                                      21            1  16.2832191          45            3  16.3389834
  Valuemark IV - Option 9                                      33            2  15.9947921          60            4  16.0495688
  Valuemark IV - Option 10                                      3            -  15.9377238           1            -  15.9923051

                                      107

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                         OPPENHEIMER GLOBAL SECURITIES
                                                                    FUND/VA                   OPPENHEIMER HIGH INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             52,995        5,545   9.5587003       7,801          706  11.0547137
  Alterity Enhanced - Option 3                                263           27   9.5962261           9            1  11.0981124
  Alterity Enhanced - Option 4                                211           22   9.5399921          29            3  11.0330776
  Alterity Enhanced - Option 5                              5,881          627   9.3732547       1,064           98  10.8402444
  Alterity Optional - Option 1                             30,065        3,121    9.633899       5,713          513  11.1416816
  Alterity Optional - Option 2                              3,635          380   9.5587003         690           62  11.0547137
  Alterity Optional - Option 3                                  4            -   9.5962261           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                              1,129          121   9.3549091         240           22  10.8190274
  Alterity Traditional - Option 1                           4,407          452   9.7478086       1,957          174  11.2734189
  Alterity Traditional - Option 2                              93           10   9.6717215          39            4  11.1854236
  Alterity Traditional - Option 3                             662           68   9.7096912         302           27  11.2293357
  Alterity Traditional - Option 4                             202           21   9.6338997         265           24  11.1416825
  Alterity Traditional - Option 5                           3,379          358   9.4469986         475           43  10.9255293
  Charter Traditional                                       1,349          137   9.8437606       1,250          110  11.3843882
  Charter Enhanced                                            289           30   9.7669213         569           50   11.295523
  Charter II - Option 1                                       199           21   9.6150445         476           43  11.1198763
  Charter II - Option 2                                        20            2   9.5026848          59            5  10.9899314
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        50            5   9.5399921          57            5  11.0330776
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        80            9   9.3549091          24            2  10.8190274
  Charter II - Option 8                                       140           15   9.2818843         115           11  10.7345737
  Charter II - Option 9                                        34            4   9.2637169          10            1   10.713563
  High Five Traditional                                    13,049        1,339   9.7478086       2,681          238  11.2734189
  High Five Enhanced                                       10,347        1,096   9.4413388       2,674          235  11.3669333
  Dimensions - Option 1                                        60            6   9.7096911          17            2  11.2293357
  Dimensions - Option 2                                         -            -           -           1            -  11.1416816
  Dimensions - Option 3                                        36            4   9.5962259           4            -  11.0981124
  Dimensions - Option 4                                       104           11   9.5213203          10            1  11.0114834
  Dimensions - Option 5                                         7            1   9.6338991           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               2,457          257   9.5774456         768           69  11.0763927
  Rewards Enhanced - Option 2                                 614           64   9.5399921         181           16  11.0330775
  Rewards Enhanced - Option 3                              10,744        1,135   9.4655236       1,179          108   10.946954
  Rewards Enhanced - Option 4                                 213           22   9.5213203          22            2  11.0114835
  Rewards Enhanced - Option 5                                  22            2   9.4655236          19            2   10.946954
  Rewards Enhanced - Option 6                               5,253          565   9.3000872       1,471          137  10.7556254
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                 208           22   9.3183245          40            4  10.7767172
  Rewards Traditional - Option 1                            5,506          570   9.6527921       2,078          186  11.1626231
  Rewards Traditional - Option 2                            5,147          540   9.5399921         675           61  11.0330775
  Rewards Traditional - Option 4                              983          102   9.6338997         397           36  11.1416825
  Rewards Traditional - Option 5                               76            8   9.5587003          88            8  11.0547137
  Rewards Traditional - Option 6                            2,289          244   9.3732547         790           73  10.8402444
  Rewards Traditional - Option 7                               74            8   9.5774452           -            -           -
  Rewards Traditional - Option 8                              167           18   9.3916365          34            3  10.8615032
  Valuemark II & III                                        2,481          255   9.7478087         540           48  11.2734191
  Valuemark Income Plus                                        77            -   9.7478087         208            -  11.2734191
  Valuemark IV - Option 1                                   2,776          286   9.7134964      14,838        1,320  11.2337365
  Valuemark IV - Option 2                                     649           68   9.5999849       4,754          428  11.1024597
  Valuemark IV - Option 3                                       1            -   9.6755119           -            -           -
  Valuemark IV - Option 4                                      14            1   9.5624465          19            2  11.0590462
  Valuemark IV - Option 5                                      49            5   9.6150445           7            1  11.1198763
  Valuemark IV - Option 6                                      45            5   9.5026848           4            -  10.9899314
  Valuemark IV - Option 7                                       1            -   9.5026848           -            -           -
  Valuemark IV - Option 8                                      20            2   9.5587003           7            1  11.0547137
  Valuemark IV - Option 9                                      55            6   9.4655236           5            -   10.946954
  Valuemark IV - Option 10                                      9            1   9.4469986           -            -           -

                                      108

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                        OPPENHEIMER MAIN STREET FUND/VA       PIMCO VIT HIGH YIELD PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             44,546        5,440   8.1872888      22,857        2,061  11.0916812
  Alterity Enhanced - Option 3                                356           43   8.2194306         139           12  11.1352253
  Alterity Enhanced - Option 4                                157           19   8.1712647          32            3  11.0699728
  Alterity Enhanced - Option 5                              5,621          700   8.0284496       3,001          276  10.8764948
  Alterity Optional - Option 1                             22,866        2,771   8.2516985      14,635        1,309  11.1789399
  Alterity Optional - Option 2                              4,095          500   8.1872888       2,886          260  11.0916812
  Alterity Optional - Option 3                                 16            2   8.2194306          10            1  11.1352253
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                              1,245          155    8.012736         415           38  10.8552068
  Alterity Traditional - Option 1                           6,397          766   8.3492652       3,861          341  11.3111178
  Alterity Traditional - Option 2                             220           27   8.2840945         223           19  11.6449123
  Alterity Traditional - Option 3                             538           65   8.3166164         904           80  11.2668872
  Alterity Traditional - Option 4                             301           36    8.251699         314           28  11.1789407
  Alterity Traditional - Option 5                           2,157          267    8.091613       1,874          171  10.9620651
  Charter Traditional                                         745           88   8.4314507       1,368          115  11.8520501
  Charter Enhanced                                            229           27   8.3656358         415           35  11.7595349
  Charter II - Option 1                                       162           20   8.2355492         679           61  11.1570618
  Charter II - Option 2                                         2            -   8.1393101          89            8  11.0266822
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        45            6   8.1712647         152           14  11.0699728
  Charter II - Option 5                                        32            4    8.091613           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        84           11    8.012736         190           18  10.8552068
  Charter II - Option 8                                       167           21   7.9501882         189           18  10.7704705
  Charter II - Option 9                                       103           13   7.9346273          28            3  10.7493896
  High Five Traditional                                    11,490        1,376   8.3492652      11,560        1,022  11.3111178
  High Five Enhanced                                       10,744        1,316    8.163844      11,502          987  11.6544158
  Dimensions - Option 1                                       106           13   8.3166165           2            -  11.6906282
  Dimensions - Option 2                                        10            1   8.2516986           1            -  11.5993735
  Dimensions - Option 3                                       111           14   8.2194305          64            6  11.5540143
  Dimensions - Option 4                                        86           11   8.1552717           8            1  11.4638267
  Dimensions - Option 5                                         9            1   8.2516986           -            -           -
  Dimensions - Option 6                                         6            1   8.1872888           3            -  11.5088329
  Deferred Variable Annuities                                  13            -   8.3492653           -            -           -
  Rewards Enhanced - Option 1                               4,150          506   8.2033446       1,488          134  11.1134328
  Rewards Enhanced - Option 2                                 480           59   8.1712647         629           57  11.0699728
  Rewards Enhanced - Option 3                               8,842        1,091   8.1074805       5,412          493  10.9835613
  Rewards Enhanced - Option 4                                 446           55   8.1552717         250           23  11.0483064
  Rewards Enhanced - Option 5                                  54            7   8.1074804           3            -  10.9835613
  Rewards Enhanced - Option 6                               5,537          695   7.9657795       3,743          347  10.7915927
  Rewards Enhanced - Option 7                                  12            1     8.13931           -            -           -
  Rewards Enhanced - Option 8                                 183           23   7.9814003         135           13   10.812755
  Rewards Traditional - Option 1                            6,007          727   8.2678809       4,700          420   11.200863
  Rewards Traditional - Option 2                            3,746          458   8.1712647       2,455          222  11.0699728
  Rewards Traditional - Option 4                            1,135          138    8.251699         743           66  11.1789407
  Rewards Traditional - Option 5                              224           27   8.1872888         113           10  11.0916812
  Rewards Traditional - Option 6                            2,574          321   8.0284496       2,754          253  10.8764948
  Rewards Traditional - Option 7                               26            3   8.2033444         101            9  11.1134327
  Rewards Traditional - Option 8                              316           39   8.0441941          84            8  10.8978246
  Valuemark II & III                                        1,693          203   8.3492653       5,411          461  11.7365224
  Valuemark Income Plus                                       754            -   8.3492653         843            -  11.7365224
  Valuemark IV - Option 1                                   1,430          172   8.3198758       5,557          475  11.6952098
  Valuemark IV - Option 2                                     680           83   8.2226502         827           72  11.5585397
  Valuemark IV - Option 3                                       2            -   8.2873411           -            -           -
  Valuemark IV - Option 4                                      36            4   8.1904975         178           15  11.5133433
  Valuemark IV - Option 5                                      42            5   8.2355492          13            1  11.1570618
  Valuemark IV - Option 6                                      74            9   8.1393101           2            -  11.0266822
  Valuemark IV - Option 7                                       -            -           -           3            -  11.0266822
  Valuemark IV - Option 8                                      28            3   8.1872888          11            1  11.0916812
  Valuemark IV - Option 9                                      43            5   8.1074804          23            2  10.9835613
  Valuemark IV - Option 10                                     17            2    8.091613           2            -  10.9620651

                                      109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                              PIMCO VIT STOCKSPLUS GROWTH AND
                                                        PIMCO VIT REAL RETURN PORTFOLIO              INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              4,479          427  10.4809249      11,033        1,343   8.1989217
  Alterity Enhanced - Option 3                                168           16  10.4879623          13            2   8.2311091
  Alterity Enhanced - Option 4                                 73            7  10.4774075           -            -           -
  Alterity Enhanced - Option 5                              3,903          374  10.4458037          58            7   8.0398567
  Alterity Optional - Option 1                              2,249          214  10.4950054       6,136          743    8.263423
  Alterity Optional - Option 2                                309           29  10.4809249       1,174          143   8.1989217
  Alterity Optional - Option 3                                 11            1  10.4879623           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                486           47  10.4422981           -            -           -
  Alterity Traditional - Option 1                             455           43  10.5161622         885          106   8.3611283
  Alterity Traditional - Option 2                               -            -           -          15            2    8.295865
  Alterity Traditional - Option 3                             591           56   10.509106           4            1   8.3284332
  Alterity Traditional - Option 4                             165           16  10.4950054           4            -    8.263423
  Alterity Traditional - Option 5                           2,046          196  10.4598387          21            3   8.1031101
  Charter Traditional                                           -            -           -         123           15   8.4434442
  Charter Enhanced                                              -            -           -          68            8   8.3775358
  Charter II - Option 1                                       398           38   10.447348           -            -           -
  Charter II - Option 2                                       318           30  10.4263637           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       417           40  10.4333543           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                       366           35  10.3984496           -            -           -
  Charter II - Option 8                                       389           37  10.3845206           -            -           -
  Charter II - Option 9                                       228           22   10.381041           -            -           -
  High Five Traditional                                     9,815          933  10.5161622         566           68   8.3611283
  High Five Enhanced                                       11,677        1,113  10.5020535         448           55   8.1262208
  Dimensions - Option 1                                         -            -           -          42            5   8.3284332
  Dimensions - Option 2                                         -            -           -           1            -    8.263423
  Dimensions - Option 3                                         -            -           -          24            3   8.2311091
  Dimensions - Option 4                                         -            -           -          15            2   8.1668592
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           8            1   8.1989217
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 350           33  10.4844436         811           99   8.2150003
  Rewards Enhanced - Option 2                                  74            7  10.4774075         102           12   8.1828746
  Rewards Enhanced - Option 3                               1,221          117  10.4633492       1,760          217   8.1189999
  Rewards Enhanced - Option 4                                 614           59  10.4738911           -            -           -
  Rewards Enhanced - Option 5                                  26            2  10.4633492           -            -           -
  Rewards Enhanced - Option 6                               4,152          398  10.4317887          12            1   7.9770976
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  92            9  10.4352898          61            8   7.9927405
  Rewards Traditional - Option 1                              884           84  10.4985289       1,357          164   8.2796284
  Rewards Traditional - Option 2                              427           41  10.4774075         638           78   8.1828746
  Rewards Traditional - Option 4                            1,180          112  10.4950054           9            1    8.263423
  Rewards Traditional - Option 5                              252           24  10.4809249           -            -           -
  Rewards Traditional - Option 6                            2,759          264  10.4458037          70            9   8.0398567
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               33            3  10.4493108          39            5   8.0556236
  Valuemark II & III                                        1,714          163  10.5161622         629           75   8.3611283
  Valuemark Income Plus                                       106            -  10.5161622          29            -   8.3611283
  Valuemark IV - Option 1                                     542           52  10.5098115         862          104   8.3316971
  Valuemark IV - Option 2                                     553           53  10.4886661         103           13   8.2343327
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       -            -  10.4816285          10            1    8.202135
  Valuemark IV - Option 5                                     122           12  10.4914834           3            -   8.2472507
  Valuemark IV - Option 6                                       9            1  10.4703759           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                      11            1  10.4809249           -            -   8.1989217
  Valuemark IV - Option 9                                      20            2  10.4633492           -            -           -
  Valuemark IV - Option 10                                      3            -  10.4598387           -            -           -

                                      110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                                SELIGMAN GLOBAL TECHNOLOGY
                                                        PIMCO VIT TOTAL RETURN PORTFOLIO                 PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             87,986        7,063  12.4681965       1,175          223   5.2392448
  Alterity Enhanced - Option 3                                328           26  12.5171444           -            -           -
  Alterity Enhanced - Option 4                                173           14  12.4437939           -            -           -
  Alterity Enhanced - Option 5                              7,747          634  12.2263047           -            -           -
  Alterity Optional - Option 1                             46,565        3,706  12.5662843         985          187    5.280462
  Alterity Optional - Option 2                             10,099          810  12.4681965         110           21   5.2392448
  Alterity Optional - Option 3                                 55            4  12.5171444           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                              1,537          126  12.2023747           -            -           -
  Alterity Traditional - Option 1                          15,393        1,211  12.7148659         543          102   5.3428974
  Alterity Traditional - Option 2                             431           33  12.9555052          18            3   5.3011932
  Alterity Traditional - Option 3                           1,752          138  12.6651462           -            -           -
  Alterity Traditional - Option 4                             668           53  12.5662852           -            -           -
  Alterity Traditional - Option 5                           3,555          288  12.3224944           -            -           -
  Charter Traditional                                       4,645          352  13.1859556           2            -     5.39549
  Charter Enhanced                                          1,324          101  13.0830282          43            8   5.3533734
  Charter II - Option 1                                       680           54   12.541691           -            -           -
  Charter II - Option 2                                       108            9  12.3951309           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       260           21  12.4437939           -            -           -
  Charter II - Option 5                                        30            2  12.3224944           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                       135           11  12.2023747           -            -           -
  Charter II - Option 8                                       440           36  12.1071223           -            -           -
  Charter II - Option 9                                       205           17  12.0834252           -            -           -
  High Five Traditional                                    20,851        1,640  12.7148659           -            -           -
  High Five Enhanced                                       17,972        1,394  12.8882824           -            -           -
  Dimensions - Option 1                                       286           22  13.0063663           3            1   5.3220048
  Dimensions - Option 2                                        58            4  12.9048412           -            -           -
  Dimensions - Option 3                                     1,051           82   12.854377          41            8   5.2598131
  Dimensions - Option 4                                       417           33  12.7540391           -            -           -
  Dimensions - Option 5                                       132           10  12.9048412           -            -           -
  Dimensions - Option 6                                         5            -  12.8041106           4            1   5.2392448
  Deferred Variable Annuities                                  39            -  13.0574258           -            -           -
  Rewards Enhanced - Option 1                               9,419          754  12.4926475         734          140   5.2495193
  Rewards Enhanced - Option 2                               2,051          165  12.4437939           -            -           -
  Rewards Enhanced - Option 3                              14,612        1,183  12.3466585           -            -           -
  Rewards Enhanced - Option 4                                 862           70  12.3597583           -            -           -
  Rewards Enhanced - Option 5                                  81            7  12.3466585           -            -           -
  Rewards Enhanced - Option 6                               8,215          677  12.1308659           -            -           -
  Rewards Enhanced - Option 7                                 157           13  12.3951309          52           10    5.208542
  Rewards Enhanced - Option 8                                 222           18  12.1546547           9            2   5.1074918
  Rewards Traditional - Option 1                           16,863        1,339  12.5909281         827          156   5.2908177
  Rewards Traditional - Option 2                            7,729          621  12.4437939           -            -           -
  Rewards Traditional - Option 4                            1,891          150  12.5662852           -            -           -
  Rewards Traditional - Option 5                              439           35  12.4681965           -            -           -
  Rewards Traditional - Option 6                            3,770          308  12.2263047           -            -           -
  Rewards Traditional - Option 7                               54            4  12.4926471           -            -           -
  Rewards Traditional - Option 8                              531           43  12.2502815          14            3   5.1476751
  Valuemark II & III                                       14,722        1,127  13.0574258           -            -           -
  Valuemark Income Plus                                     1,220            -  13.0574258           -            -           -
  Valuemark IV - Option 1                                  14,566        1,119  13.0114636           -            -           -
  Valuemark IV - Option 2                                   2,796          217  12.8594117           -            -           -
  Valuemark IV - Option 3                                      16            1  12.9605825           -            -           -
  Valuemark IV - Option 4                                     395           31  12.8091286           -            -           -
  Valuemark IV - Option 5                                      76            6   12.541691           -            -           -
  Valuemark IV - Option 6                                      56            4  12.3951309           -            -           -
  Valuemark IV - Option 7                                       -            -  12.3951309           -            -           -
  Valuemark IV - Option 8                                      67            5  12.4681965           -            -           -
  Valuemark IV - Option 9                                      39            3  12.3466585           -            -           -
  Valuemark IV - Option 10                                     96            8  12.3224944           -            -           -

                                      111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                             SP JENNISON INTERNATIONAL GROWTH
                                                       SELIGMAN SMALL-CAP VALUE PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             55,917        2,775  20.1490947       2,378          431    5.512275
  Alterity Enhanced - Option 3                                303           15  20.2281965          27            5   5.5290956
  Alterity Enhanced - Option 4                                 70            3  20.1096589           -            -           -
  Alterity Enhanced - Option 5                              4,598          233  19.7581881         576          106   5.4289334
  Alterity Optional - Option 1                             26,399        1,300  20.3076079       2,393          433   5.5459673
  Alterity Optional - Option 2                              5,788          287  20.1490947         622          113    5.512275
  Alterity Optional - Option 3                                 21            1  20.2281965           5            1   5.5290956
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                641           32  19.7195164         164           30   5.4206689
  Alterity Traditional - Option 1                           4,577          223   20.547722         233           42   5.5968929
  Alterity Traditional - Option 2                             124            6  20.3873358           -            -           -
  Alterity Traditional - Option 3                             507           25   20.467373          60           11   5.5798667
  Alterity Traditional - Option 4                             106            5  20.3076098          22            4   5.5459677
  Alterity Traditional - Option 5                           3,080          155  19.9136344         521           95   5.4621183
  Charter Traditional                                         612           29  20.7499825          22            4   5.6396877
  Charter Enhanced                                            578           28  20.5880105           6            1   5.6054242
  Charter II - Option 1                                        72            4  20.2678646          52            9   5.5375253
  Charter II - Option 2                                        21            1  20.0310179           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        15            1  20.1096589           -            -           -
  Charter II - Option 5                                         2            -  19.9136344           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        24            1  19.7195164           4            1   5.4206689
  Charter II - Option 8                                       116            6  19.5655849           6            1   5.3877358
  Charter II - Option 9                                        22            1  19.5272895           6            1   5.3795339
  High Five Traditional                                    12,261          597   20.547722       1,575          281   5.5968929
  High Five Enhanced                                        9,038          448  20.1663065       1,468          262   5.6147997
  Dimensions - Option 1                                        36            2   20.467373           1            -   5.5798667
  Dimensions - Option 2                                         3            -  20.3076086           -            -           -
  Dimensions - Option 3                                       139            7  20.2281961         157           28   5.5290954
  Dimensions - Option 4                                       178            9  20.0703001          17            3   5.4955051
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                  12            -  20.5477224           -            -           -
  Rewards Enhanced - Option 1                               3,978          197  20.1886085         188           34   5.5206793
  Rewards Enhanced - Option 2                                 637           32  20.1096589          42            8   5.5038837
  Rewards Enhanced - Option 3                              12,157          609  19.9526845       1,020          186   5.4704456
  Rewards Enhanced - Option 4                                 505           25     20.0703          67           12   5.4955051
  Rewards Enhanced - Option 5                                  11            1  19.9526844           9            2   5.4704456
  Rewards Enhanced - Option 6                               6,224          317  19.6039555       1,034          192   5.3959505
  Rewards Enhanced - Option 7                                 130            7  20.0310176           -            -           -
  Rewards Enhanced - Option 8                                 285           14  19.6423986           -            -           -
  Rewards Traditional - Option 1                            7,804          384  20.3474337       1,443          260   5.5544232
  Rewards Traditional - Option 2                            4,673          232  20.1096589         645          117   5.5038837
  Rewards Traditional - Option 4                              854           42  20.3076098         123           22   5.5459677
  Rewards Traditional - Option 5                               91            5  20.1490947          19            3    5.512275
  Rewards Traditional - Option 6                            2,411          122  19.7581881         796          147   5.4289334
  Rewards Traditional - Option 7                               82            4  20.1886078           -            -           -
  Rewards Traditional - Option 8                              274           14  19.7969357          38            7   5.4372107
  Valuemark II & III                                        1,999           97  20.5477224         303           54   5.5968929
  Valuemark Income Plus                                        15            -  20.5477224           3            -   5.5968929
  Valuemark IV - Option 1                                   2,207          108  20.4753943         699          125   5.5815671
  Valuemark IV - Option 2                                     943           47  20.2361198         104           19   5.5307783
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                      72            4  20.1569913           9            2   5.5140138
  Valuemark IV - Option 5                                      13            1  20.2678646           -            -   5.5375253
  Valuemark IV - Option 6                                      57            3  20.0310179          12            2   5.4871393
  Valuemark IV - Option 7                                       2            -  20.0310179           -            -           -
  Valuemark IV - Option 8                                      38            2  20.1490947           -            -           -
  Valuemark IV - Option 9                                      28            1  19.9526844          13            2   5.4704456
  Valuemark IV - Option 10                                     27            1  19.9136344           6            1   5.4621183

                                      112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                         SP STRATEGIC PARTNERS FOCUSED
                                                                GROWTH PORTFOLIO               TEMPLETON ASSET STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              5,427          920   5.9105195           -            -           -
  Alterity Enhanced - Option 3                                 15            3   5.9285552           -            -           -
  Alterity Enhanced - Option 4                                  -            -           -           -            -           -
  Alterity Enhanced - Option 5                                387           67   5.8211568           -            -           -
  Alterity Optional - Option 1                              2,397          403   5.9466459           -            -           -
  Alterity Optional - Option 2                                321           54   5.9105195           -            -           -
  Alterity Optional - Option 3                                  -            -           -           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                 28            5   5.8122951           -            -           -
  Alterity Traditional - Option 1                             513           85   6.0012508           -            -           -
  Alterity Traditional - Option 2                               3            -   5.9648093           -            -           -
  Alterity Traditional - Option 3                              63           10   5.9829944           -            -           -
  Alterity Traditional - Option 4                               9            2   5.9466464           -            -           -
  Alterity Traditional - Option 5                             219           37   5.8567391           -            -           -
  Charter Traditional                                          44            7   6.0471373          25            1  18.9247434
  Charter Enhanced                                             32            5   6.0103985          30            2   18.597811
  Charter II - Option 1                                        21            4   5.9375939           -            -           -
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        18            3   5.8122951           -            -           -
  Charter II - Option 8                                         -            -           -           -            -           -
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                     1,298          216   6.0012508           -            -           -
  High Five Enhanced                                          523           90   5.8022627           -            -           -
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                         -            -           -           -            -           -
  Dimensions - Option 4                                         1            -    5.892538           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -          20            -  15.4103992
  Rewards Enhanced - Option 1                                 287           49    5.919531           -            -           -
  Rewards Enhanced - Option 2                                   3            1   5.9015219           -            -           -
  Rewards Enhanced - Option 3                                 715          122   5.8656681           -            -           -
  Rewards Enhanced - Option 4                                  22            4   5.8925379           -            -           -
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                 453           78    5.785791           -            -           -
  Rewards Enhanced - Option 7                                  12            2   5.8835677           -            -           -
  Rewards Enhanced - Option 8                                  16            3   5.7946118           -            -           -
  Rewards Traditional - Option 1                              394           66   5.9557127           -            -           -
  Rewards Traditional - Option 2                              138           23   5.9015219           -            -           -
  Rewards Traditional - Option 4                               84           14   5.9466464           -            -           -
  Rewards Traditional - Option 5                                -            -           -           -            -           -
  Rewards Traditional - Option 6                               89           15   5.8211568           -            -           -
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                                4            1   5.8300322           -            -           -
  Valuemark II & III                                          239           40   6.0012508      10,652          691  15.4103992
  Valuemark Income Plus                                         -            -           -         909            -  15.4103992
  Valuemark IV - Option 1                                     258           43   5.9848177       8,941          585  15.2900296
  Valuemark IV - Option 2                                      31            5   5.9303596           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       3            -   5.9123839           -            -           -
  Valuemark IV - Option 5                                       -            -   5.9375939           -            -           -
  Valuemark IV - Option 6                                       -            -           -           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -           -            -           -
  Valuemark IV - Option 9                                       -            -           -           -            -           -
  Valuemark IV - Option 10                                      -            -           -           -            -           -

                                      113

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                          TEMPLETON DEVELOPING MARKETS
                                                                SECURITIES FUND              TEMPLETON FOREIGN SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              8,646          797  10.8468422      17,685        1,009  17.5245341
  Alterity Enhanced - Option 3                                236           22  10.9537339          31            2  17.7337342
  Alterity Enhanced - Option 4                                 25            2  10.7937872          42            2  17.4202628
  Alterity Enhanced - Option 5                              1,517          147  10.3278162         555           34  16.5092863
  Alterity Optional - Option 1                             10,112          914  11.0579205      10,999          613  17.9454315
  Alterity Optional - Option 2                              1,151          106  10.8468422       1,420           81  17.5245341
  Alterity Optional - Option 3                                  4            -  10.9537339           2            -  17.7337342
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                438           43  10.2772987          68            4  16.4110531
  Alterity Traditional - Option 1                           1,915          168  11.3822636         833           45   18.595802
  Alterity Traditional - Option 2                              13            1  11.1282367          56            3  18.1596571
  Alterity Traditional - Option 3                             233           21  11.2807704          34            2  18.3764371
  Alterity Traditional - Option 4                              43            4  11.0616792          27            1  17.9454315
  Alterity Traditional - Option 5                             808           77  10.5323802         239           14  16.9081347
  Charter Traditional                                       1,155           99  11.6301559       2,406          126  19.1557397
  Charter Enhanced                                            130           11  11.4043407         696           37  18.7064571
  Charter II - Option 1                                       272           25  11.0075743           -            -           -
  Charter II - Option 2                                        22            2  10.6884546           5            -   17.213576
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         7            1  10.7937872          12            1  17.4202628
  Charter II - Option 5                                        24            2  10.5323802           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        61            6  10.2772987           -            -           -
  Charter II - Option 8                                         8            1  10.0776878           2            -  16.0239262
  Charter II - Option 9                                         3            -  10.0283929           -            -           -
  High Five Traditional                                     3,976          349  11.3822636       1,718           92   18.595802
  High Five Enhanced                                        3,379          301  11.2078902         866           48  18.1901279
  Dimensions - Option 1                                         -            -           -           2            -  18.3764371
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                       118           11  10.9121663           -            -           -
  Dimensions - Option 4                                         -            -           -          23            1  17.3177991
  Dimensions - Option 5                                         -            -           -           4            -  17.9454315
  Dimensions - Option 6                                         -            -           -           8            -  17.5245341
  Deferred Variable Annuities                                 126            -  11.4846379         388            -  18.8586057
  Rewards Enhanced - Option 1                                 975           87  11.2311865         831           47  17.6288254
  Rewards Enhanced - Option 2                                 110           10  10.7937871         255           15  17.4202628
  Rewards Enhanced - Option 3                               1,078          102  10.5841493       3,469          204  17.0093402
  Rewards Enhanced - Option 4                                 167           16  10.7409921          17            1  17.3177991
  Rewards Enhanced - Option 5                                  40            4  10.5841493           -            -           -
  Rewards Enhanced - Option 6                               2,629          260  10.1272242          99            6  16.1198446
  Rewards Enhanced - Option 7                                   -            -           -           5            -   17.213576
  Rewards Enhanced - Option 8                                  44            4  10.1770032           -            -           -
  Rewards Traditional - Option 1                            2,339          206  11.3437609         804           45  18.0522271
  Rewards Traditional - Option 2                            1,098          102  10.7937871       1,235           71  17.4202628
  Rewards Traditional - Option 4                              421           38  11.0616792         114            6  17.9454315
  Rewards Traditional - Option 5                              131           12  10.8468422          34            2  17.5245341
  Rewards Traditional - Option 6                              884           86  10.3278162          84            5  16.5092863
  Rewards Traditional - Option 7                               17            2  10.9001574           -            -           -
  Rewards Traditional - Option 8                               26            3  10.3785815          35            2  16.6081084
  Valuemark II & III                                       42,288        3,681  11.4846379     197,933       10,498  18.8586057
  Valuemark Income Plus                                       516            -  11.4846379       2,512            -  18.8586057
  Valuemark IV - Option 1                                  22,838        2,006  11.3837542      59,619        3,195  18.6573022
  Valuemark IV - Option 2                                     172           16  11.0538182         825           46  18.0057021
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                       -            -  10.9459846          18            1  17.7933014
  Valuemark IV - Option 5                                      29            3  11.0972512          49            3  18.0918712
  Valuemark IV - Option 6                                      13            1  10.7756201           -            -           -
  Valuemark IV - Option 7                                       2            -  10.7756201           -            -           -
  Valuemark IV - Option 8                                      11            1  10.9352545           -            -  17.7708504
  Valuemark IV - Option 9                                      23            2  10.6704932           7            -  17.2484155
  Valuemark IV - Option 10                                      7            1  10.6183164           3            -   17.145787

                                      114

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                       TEMPLETON GLOBAL INCOME SECURITIES
                                                                      FUND                   TEMPLETON GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                                  -            -           -      34,388        1,819  18.9066181
  Alterity Enhanced - Option 3                                  -            -           -          80            4  19.0557207
  Alterity Enhanced - Option 4                                  -            -           -           9            -  18.8141406
  Alterity Enhanced - Option 5                                  -            -           -       1,113           62  18.0019285
  Alterity Optional - Option 1                                  -            -           -      16,157          838  19.2745387
  Alterity Optional - Option 2                                  -            -           -       2,720          144  18.9066181
  Alterity Optional - Option 3                                  -            -           -          84            4  19.0557207
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                  -            -           -          83            5   17.913874
  Alterity Traditional - Option 1                               -            -           -       3,382          170  19.8398858
  Alterity Traditional - Option 2                               -            -           -         120            6  19.4330404
  Alterity Traditional - Option 3                               -            -           -         235           12  19.6244905
  Alterity Traditional - Option 4                               -            -           -          49            3  19.2745387
  Alterity Traditional - Option 5                               -            -           -         451           25  18.3584939
  Charter Traditional                                         432           17  25.6912399       1,879           93  20.3095329
  Charter Enhanced                                              8            -  24.9430912         822           41  19.9151959
  Charter II - Option 1                                         -            -           -          52            3  19.1867833
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -          24            1  18.8141406
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         -            -           -           2            -   17.913874
  Charter II - Option 8                                         -            -           -           -            -           -
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                         -            -           -       1,802           91  19.8398858
  High Five Enhanced                                            -            -           -       2,292          118  19.5092721
  Dimensions - Option 1                                         -            -           -          20            1  19.6244905
  Dimensions - Option 2                                         -            -           -           4            -  19.2434546
  Dimensions - Option 3                                         -            -           -          51            3  19.0557207
  Dimensions - Option 4                                         -            -           -          92            5   18.685726
  Dimensions - Option 5                                         -            -           -           4            -  19.2434546
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                 181            -   25.073799         734            -  20.0833259
  Rewards Enhanced - Option 1                                   -            -           -       3,009          153  19.6128198
  Rewards Enhanced - Option 2                                   -            -           -         367           20  18.8141406
  Rewards Enhanced - Option 3                                   -            -           -       4,655          252  18.4487307
  Rewards Enhanced - Option 4                                   -            -           -          16            1  18.7221163
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                   -            -           -         552           31   17.652286
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                   -            -           -         139            8  17.7390535
  Rewards Traditional - Option 1                                -            -           -       3,641          184  19.8094065
  Rewards Traditional - Option 2                                -            -           -       1,764           94  18.8141406
  Rewards Traditional - Option 4                                -            -           -         283           15  19.2745387
  Rewards Traditional - Option 5                                -            -           -          11            1  18.9066181
  Rewards Traditional - Option 6                                -            -           -         421           23  18.0019285
  Rewards Traditional - Option 7                                -            -           -          12            1  18.9995494
  Rewards Traditional - Option 8                                -            -           -         149            8  18.0904149
  Valuemark II & III                                       31,540        1,258   25.073799     170,779        8,504  20.0833259
  Valuemark Income Plus                                         -            -           -       6,823            -  20.0833259
  Valuemark IV - Option 1                                   7,695          311  24.7388317     112,699        5,661  19.9069093
  Valuemark IV - Option 2                                       -            -           -       1,709           88  19.3299462
  Valuemark IV - Option 3                                       -            -           -           2            -   19.712704
  Valuemark IV - Option 4                                       -            -           -         189           10  19.1413765
  Valuemark IV - Option 5                                       -            -           -          21            1  19.4058977
  Valuemark IV - Option 6                                       -            -           -           1            -  18.8434577
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -          26            1  19.1226122
  Valuemark IV - Option 9                                       -            -           -           9            -  18.6596215
  Valuemark IV - Option 10                                      -            -           -           7            -  18.5683785

                                      115

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                           USAZ AIM BASIC VALUE FUND              USAZ AIM BLUE CHIP FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             23,749        2,415   9.8408257      13,246        1,360   9.7506955
  Alterity Enhanced - Option 3                                 99           10   9.8572867          75            8   9.7670056
  Alterity Enhanced - Option 4                                 51            5   9.8326049          80            8   9.7425501
  Alterity Enhanced - Option 5                              4,010          411    9.758927       3,401          352   9.6695468
  Alterity Optional - Option 1                             13,294        1,346   9.8737757       7,611          778   9.7833437
  Alterity Optional - Option 2                              2,359          240   9.8408257       1,648          169   9.7506955
  Alterity Optional - Option 3                                 21            2   9.8572867          16            2   9.7670056
  Alterity Optional - Option 4                                  3            -   9.8243912           -            -           -
  Alterity Optional - Option 5                                609           62   9.7507747         820           85   9.6614693
  Alterity Traditional - Option 1                           1,756          177   9.9234085         905           92   9.8325219
  Alterity Traditional - Option 2                              39            4   9.8902932          86            9   9.7997099
  Alterity Traditional - Option 3                             463           47   9.9068376         490           50   9.8161027
  Alterity Traditional - Option 4                             161           16   9.8737759         165           17    9.783344
  Alterity Traditional - Option 5                           1,612          165    9.791605       1,804          186   9.7019256
  Charter Traditional                                         230           23   9.9649597         104           11   9.8736926
  Charter Enhanced                                            150           15   9.9317036          88            9    9.840741
  Charter II - Option 1                                       173           18   9.8655281         151           15   9.7751716
  Charter II - Option 2                                         8            1   9.8161841          20            2   9.7262796
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        46            5   9.8326049          92            9   9.7425501
  Charter II - Option 5                                         7            1    9.791605           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                       358           37   9.7507747          71            7   9.6614693
  Charter II - Option 8                                       288           30   9.7182332          77            8    9.629226
  Charter II - Option 9                                        70            7   9.7101146          55            6   9.6211815
  High Five Traditional                                    10,056        1,013   9.9234085       9,089          924   9.8325219
  High Five Enhanced                                        7,700          795   9.6907873       6,408          670   9.5586032
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                         -            -           -           -            -           -
  Dimensions - Option 4                                         -            -           -           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 839           85   9.8490534         967           99   9.7588478
  Rewards Enhanced - Option 2                                 415           42    9.832605         541           55   9.7425501
  Rewards Enhanced - Option 3                               6,371          650   9.7997907       4,528          466   9.7100362
  Rewards Enhanced - Option 4                                 230           23   9.8243912         154           16   9.7203386
  Rewards Enhanced - Option 5                                  82            8   9.7997905          24            2   9.7100362
  Rewards Enhanced - Option 6                               3,895          400   9.7263587       3,923          407   9.6372769
  Rewards Enhanced - Option 7                                   -            -           -          12            1   9.7262794
  Rewards Enhanced - Option 8                                  67            7   9.7344898           -            -           -
  Rewards Traditional - Option 1                            1,428          145   9.8820311       1,153          118   9.7915235
  Rewards Traditional - Option 2                            2,374          241    9.832605       1,273          131   9.7425501
  Rewards Traditional - Option 4                            1,000          101   9.8737759         932           95    9.783344
  Rewards Traditional - Option 5                               50            5   9.8408257         242           25   9.7506955
  Rewards Traditional - Option 6                            1,965          201    9.758927       3,117          322   9.6695468
  Rewards Traditional - Option 7                               27            3   9.8490533          26            3   9.7588477
  Rewards Traditional - Option 8                               53            5   9.7670862          33            3   9.6776316
  Valuemark II & III                                        1,873          189   9.9234085       1,296          132   9.8325219
  Valuemark Income Plus                                        25            -   9.9234085          44            -   9.8325219
  Valuemark IV - Option 1                                   1,254          127   9.9084935       1,005          102   9.8177435
  Valuemark IV - Option 2                                   1,207          122   9.8589325         355           36   9.7686365
  Valuemark IV - Option 3                                       -            -           -           1            -    9.801348
  Valuemark IV - Option 4                                      27            3   9.8424707          31            3   9.7523254
  Valuemark IV - Option 5                                       7            1   9.8655281           7            1   9.7751716
  Valuemark IV - Option 6                                       7            1   9.8161841           5            1   9.7262796
  Valuemark IV - Option 7                                       -            -           -           1            -   9.7262796
  Valuemark IV - Option 8                                      14            1   9.8408257          19            2   9.7506955
  Valuemark IV - Option 9                                      44            4   9.7997905          21            2   9.7100362
  Valuemark IV - Option 10                                      -            -    9.791605           8            1   9.7019256

                                      116

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                        USAZ AIM DENT DEMOGRAPHIC TRENDS
                                                                      FUND                  USAZ AIM INTERNATIONAL EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              7,042          700  10.0749358       7,677          766  10.0506306
  Alterity Enhanced - Option 3                                 28            3  10.0917884          35            4  10.0674424
  Alterity Enhanced - Option 4                                 22            2  10.0665197           -            -           -
  Alterity Enhanced - Option 5                                997          100   9.9910889         666           67   9.9669858
  Alterity Optional - Option 1                              3,573          353  10.1086697       3,640          361   10.084283
  Alterity Optional - Option 2                                720           71  10.0749358         542           54  10.0506306
  Alterity Optional - Option 3                                  3            -  10.0917884           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                381           38   9.9827425         158           16   9.9586597
  Alterity Traditional - Option 1                             406           40  10.1594833         372           37   10.134974
  Alterity Traditional - Option 2                               -            -           -           2            -  10.1011527
  Alterity Traditional - Option 3                              53            5   10.142518         105           10  10.1180497
  Alterity Traditional - Option 4                              37            4    10.10867          38            4  10.0842834
  Alterity Traditional - Option 5                           1,093          109  10.0245443         635           64  10.0003607
  Charter Traditional                                          33            3   10.202023          50            5  10.1774111
  Charter Enhanced                                             32            3  10.1679757          20            2  10.1434459
  Charter II - Option 1                                        25            2  10.1002259         107           11  10.0758596
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        12            1  10.0665197           4            -  10.0422347
  Charter II - Option 5                                         2            -  10.0245443           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        17            2   9.9827425           3            -   9.9586597
  Charter II - Option 8                                        59            6    9.949427          13            1   9.9254245
  Charter II - Option 9                                         8            1   9.9411152           8            1   9.9171327
  High Five Traditional                                     3,859          380  10.1594833       2,487          245   10.134974
  High Five Enhanced                                        3,252          329   9.8858471       1,051          104   10.096857
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                         -            -           -           -            -           -
  Dimensions - Option 4                                         -            -           -           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 387           38  10.0833593         184           18  10.0590337
  Rewards Enhanced - Option 2                                 244           24  10.0665197          31            3  10.0422347
  Rewards Enhanced - Option 3                               1,836          183  10.0329246       1,150          115  10.0087207
  Rewards Enhanced - Option 4                                  71            7  10.0581104          48            5  10.0338456
  Rewards Enhanced - Option 5                                   -            -           -          21            2  10.0087206
  Rewards Enhanced - Option 6                               2,803          281   9.9577458         713           72   9.9337232
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  12            1   9.9660702           -            -           -
  Rewards Traditional - Option 1                              472           47  10.1171216         399           40  10.0927145
  Rewards Traditional - Option 2                              509           51  10.0665197         755           75  10.0422347
  Rewards Traditional - Option 4                              224           22    10.10867          44            4  10.0842834
  Rewards Traditional - Option 5                               55            6  10.0749358          30            3  10.0506306
  Rewards Traditional - Option 6                              982           98   9.9910889         389           39   9.9669858
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               15            2   9.9994422           -            -           -
  Valuemark II & III                                          415           41  10.1594833         207           20   10.134974
  Valuemark Income Plus                                        13            -  10.1594833          31            -   10.134974
  Valuemark IV - Option 1                                     365           36  10.1442135          80            8  10.1197411
  Valuemark IV - Option 2                                     339           34  10.0934735          42            4  10.0691235
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                      20            2    10.07662           2            -  10.0523107
  Valuemark IV - Option 5                                       6            1  10.1002259           2            -  10.0758596
  Valuemark IV - Option 6                                       -            -           -          13            1  10.0254637
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       7            1  10.0749358          11            1  10.0506306
  Valuemark IV - Option 9                                      15            1  10.0329245           5            -  10.0087206
  Valuemark IV - Option 10                                      4            -  10.0245443           5            -  10.0003607

                                      117

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                       USAZ ALLIANCEBERNSTEIN GROWTH AND     USAZ ALLIANCEBERNSTEIN LARGE CAP
                                                                  INCOME FUND                           GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             11,172        1,135   9.8580212      15,232        1,747   8.7180299
  Alterity Enhanced - Option 3                                 38            4   9.8793552         160           18   8.7368967
  Alterity Enhanced - Option 4                                 22            2   9.8473711          16            2   8.7086113
  Alterity Enhanced - Option 5                              1,312          135   9.7520347       2,086          242   8.6242999
  Alterity Optional - Option 1                              6,566          663   9.9007357       7,800          891   8.7558048
  Alterity Optional - Option 2                              1,500          152   9.8580212       1,908          219   8.7180299
  Alterity Optional - Option 3                                  8            1   9.8793552           3            -   8.7368967
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                267           27   9.7414989         307           36   8.6149822
  Alterity Traditional - Option 1                             787           79   9.9651557       1,122          127   8.8127752
  Alterity Traditional - Option 2                              52            5   9.9221637          17            2   8.7747548
  Alterity Traditional - Option 3                             165           17   9.9436369          85           10   8.7937449
  Alterity Traditional - Option 4                              49            5   9.9007362          14            2   8.7558052
  Alterity Traditional - Option 5                             990          101   9.7942928         901          104   8.6616712
  Charter Traditional                                          50            5  10.0191589          72            8   8.8605334
  Charter Enhanced                                            137           14   9.9759311          70            8   8.8223046
  Charter II - Option 1                                       115           12   9.8900401          88           10    8.746346
  Charter II - Option 2                                        67            7   9.8261049          10            1   8.6898044
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         6            1   9.8473711           7            1   8.7086113
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         1            -   9.7414989          16            2   8.6149822
  Charter II - Option 8                                         4            -   9.6994689          61            7   8.5778127
  Charter II - Option 9                                        19            2   9.6889895           6            1   8.5685451
  High Five Traditional                                     3,646          366   9.9651557       4,580          520   8.8127752
  High Five Enhanced                                        4,630          473   9.7860889       3,092          362   8.5504127
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         4            -   9.9007357           -            -           -
  Dimensions - Option 3                                        41            4   9.8793551          12            1   8.7368967
  Dimensions - Option 4                                        21            2   9.8367323          32            4   8.6992028
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   5            -   9.9651557           -            -           -
  Rewards Enhanced - Option 1                                 831           84   9.8686832         643           74   8.7274589
  Rewards Enhanced - Option 2                                 474           48    9.847371         184           21   8.7086113
  Rewards Enhanced - Option 3                               2,821          288   9.8048848       4,121          475   8.6710381
  Rewards Enhanced - Option 4                                 131           13   9.8367321         122           14   8.6992027
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                               1,482          153   9.7099597       1,556          181   8.5870905
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  14            1   9.7204606           8            1    8.596377
  Rewards Traditional - Option 1                            1,489          150   9.9114441       1,072          122   8.7652749
  Rewards Traditional - Option 2                            1,513          154    9.847371       1,418          163   8.7086113
  Rewards Traditional - Option 4                              450           45   9.9007362         346           40   8.7558052
  Rewards Traditional - Option 5                              145           15   9.8580212           9            1   8.7180299
  Rewards Traditional - Option 6                            1,081          111   9.7520347         625           72   8.6242999
  Rewards Traditional - Option 7                               14            1    9.868683           -            -           -
  Rewards Traditional - Option 8                               13            1   9.7625821           -            -           -
  Valuemark II & III                                        2,782          279   9.9651557       1,657          188   8.8127752
  Valuemark Income Plus                                       591            -   9.9651557          38            -   8.8127752
  Valuemark IV - Option 1                                   2,086          210   9.9457869       1,336          152   8.7956463
  Valuemark IV - Option 2                                     190           19   9.8814887         553           63   8.7387835
  Valuemark IV - Option 3                                      18            2    9.924309           1            -   8.7766521
  Valuemark IV - Option 4                                      93            9   9.8601527          55            6   8.7199149
  Valuemark IV - Option 5                                       2            -   9.8900401           4            -    8.746346
  Valuemark IV - Option 6                                       8            1   9.8261049           -            -   8.6898044
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       4            -   9.8580212          18            2   8.7180299
  Valuemark IV - Option 9                                      18            2   9.8048847          18            2   8.6710381
  Valuemark IV - Option 10                                      6            1   9.7942928           -            -           -

                                      118

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                             USAZ OPPENHEIMER EMERGING GROWTH
                                                             USAZ MONEY MARKET FUND                        FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             24,823        2,430  10.2079222      15,739        1,240  12.6986322
  Alterity Enhanced - Option 3                                179           18  10.2479967          34            3  12.7198737
  Alterity Enhanced - Option 4                                 35            3  10.1879432          39            3  12.6880244
  Alterity Enhanced - Option 5                              6,591          658  10.0098811       2,765          220  12.5929499
  Alterity Optional - Option 1                             19,992        1,943  10.2882284       6,296          494   12.741151
  Alterity Optional - Option 2                              3,022          296  10.2079222       1,287          101  12.6986322
  Alterity Optional - Option 3                                 58            6  10.2479967          52            4  12.7198737
  Alterity Optional - Option 4                                  -            -           -           3            -  12.6774251
  Alterity Optional - Option 5                                812           81   9.9902895         717           57  12.5824301
  Alterity Traditional - Option 1                           5,636          541  10.4098746         597           47  12.8051973
  Alterity Traditional - Option 2                             109           11  10.3286197          80            6  12.7624653
  Alterity Traditional - Option 3                             473           46  10.3691684         306           24   12.783814
  Alterity Traditional - Option 4                             192           19   10.288229         117            9  12.7411514
  Alterity Traditional - Option 5                           3,720          369  10.0886333       1,557          123  12.6351178
  Charter Traditional                                       1,317          125  10.5123435       1,659          129  12.8588152
  Charter Enhanced                                          1,134          109  10.4302862         108            8  12.8159013
  Charter II - Option 1                                       844           82  10.2680934          83            7  12.7305082
  Charter II - Option 2                                        70            7  10.1481024           1            -  12.6668346
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       117           11  10.1879432         131           10  12.6880244
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                       130           13  10.0688876           -            -           -
  Charter II - Option 7                                        98           10   9.9902895         114            9  12.5824301
  Charter II - Option 8                                       530           54   9.9123047          57            5  12.5404386
  Charter II - Option 9                                        72            7   9.8929037           3            -  12.5299622
  High Five Traditional                                    19,568        1,880  10.4098746       7,718          603  12.8051973
  High Five Enhanced                                       14,952        1,447  10.3321353       5,279          411  12.8531832
  Dimensions - Option 1                                       117           11  10.3691682           -            -           -
  Dimensions - Option 2                                        13            1  10.2882284           -            -           -
  Dimensions - Option 3                                       143           14  10.2479965           -            -           -
  Dimensions - Option 4                                       146           14  10.1680033           -            -           -
  Dimensions - Option 5                                        57            6  10.2882284           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               5,316          520  10.2279406       1,319          104  12.7092493
  Rewards Enhanced - Option 2                                 846           83  10.1879432         114            9  12.6880243
  Rewards Enhanced - Option 3                               7,051          698  10.1084169       5,315          420  12.6456805
  Rewards Enhanced - Option 4                                 291           29  10.1680034         314           25  12.6774251
  Rewards Enhanced - Option 5                                 263           26  10.1084169          22            2  12.6456804
  Rewards Enhanced - Option 6                               8,789          885   9.9317441       4,535          361  12.5509236
  Rewards Enhanced - Option 7                                   4            -   10.148102           -            -           -
  Rewards Enhanced - Option 8                                 299           30   9.9512201          92            7   12.561416
  Rewards Traditional - Option 1                            8,443          819  10.3084046       1,934          152  12.7518039
  Rewards Traditional - Option 2                            2,686          264  10.1879432       1,482          117  12.6880243
  Rewards Traditional - Option 4                            1,329          129   10.288229         437           34  12.7411514
  Rewards Traditional - Option 5                              715           70  10.2079222         128           10  12.6986322
  Rewards Traditional - Option 6                            6,798          679  10.0098811       1,571          125  12.5929499
  Rewards Traditional - Option 7                                -            -           -           5            -  12.7092492
  Rewards Traditional - Option 8                              242           24  10.0295114          48            4  12.6034787
  Valuemark II & III                                       18,796        1,806  10.4098747       1,646          129  12.8051973
  Valuemark Income Plus                                       206            -  10.4098747           -            -           -
  Valuemark IV - Option 1                                  12,163        1,173  10.3732319       1,139           89   12.785951
  Valuemark IV - Option 2                                     844           82  10.2520101         225           18  12.7219974
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                     510           50  10.2119228          14            1   12.700755
  Valuemark IV - Option 5                                     335           33  10.2680934          41            3  12.7305082
  Valuemark IV - Option 6                                       -            -  10.1481024          15            1  12.6668346
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                      21            2  10.2079222          24            2  12.6986322
  Valuemark IV - Option 9                                      36            4  10.1084169          28            2  12.6456804
  Valuemark IV - Option 10                                     30            3  10.0886333          16            1  12.6351178

                                      119

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                           USAZ OPPENHEIMER EMERGING
                                                               TECHNOLOGIES FUND            USAZ PIMCO NFJ SMALL CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             14,111        1,634   8.6378285       2,460          194   12.675037
  Alterity Enhanced - Option 3                                 50            6   8.6565219         119            9  12.6835476
  Alterity Enhanced - Option 4                                 39            4   8.6284965          40            3  12.6707833
  Alterity Enhanced - Option 5                              1,632          191   8.5449606       1,718          136  12.6325634
  Alterity Optional - Option 1                              4,146          478   8.6752559       1,107           87  12.6920651
  Alterity Optional - Option 2                                843           98   8.6378285         167           13   12.675037
  Alterity Optional - Option 3                                  7            1   8.6565219           3            -  12.6835476
  Alterity Optional - Option 4                                  3            -   8.6191746           -            -           -
  Alterity Optional - Option 5                                284           33    8.535729         396           31  12.6283239
  Alterity Traditional - Option 1                             268           31   8.7317022          81            6  12.7176509
  Alterity Traditional - Option 2                              57            7   8.6940316           -            -           -
  Alterity Traditional - Option 3                              72            8    8.712847         205           16  12.7091176
  Alterity Traditional - Option 4                               5            1   8.6752562          53            4  12.6920651
  Alterity Traditional - Option 5                             786           92   8.5819881       1,264          100  12.6495365
  Charter Traditional                                          55            6    8.779021           -            -           -
  Charter Enhanced                                             12            1   8.7411439           -            -           -
  Charter II - Option 1                                        13            1   8.6658841         108            9  12.6878059
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        88           10   8.6284966         112            9  12.6707833
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         9            1    8.535729          18            1  12.6283239
  Charter II - Option 8                                         5            1   8.4989014          67            5  12.6113802
  Charter II - Option 9                                        40            5   8.4897188           -            -           -
  High Five Traditional                                     3,468          397   8.7317022       4,892          385  12.7176509
  High Five Enhanced                                        3,077          366   8.4026913       6,145          487  12.7005887
  Dimensions - Option 1                                         -            -           -           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                         -            -           -           -            -           -
  Dimensions - Option 4                                         -            -           -           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 821           95   8.6471707         168           13  12.6792924
  Rewards Enhanced - Option 2                                 204           24   8.6284965           6            -  12.6707833
  Rewards Enhanced - Option 3                               2,357          274    8.591269       1,102           87  12.6537819
  Rewards Enhanced - Option 4                                  77            9   8.6191746          49            4  12.6665308
  Rewards Enhanced - Option 5                                   -            -           -          13            1  12.6537819
  Rewards Enhanced - Option 6                               1,749          206   8.5080935       2,163          171  12.6156144
  Rewards Enhanced - Option 7                                   -            -           -          23            2  12.6622797
  Rewards Enhanced - Option 8                                  26            3   8.5172947          10            1  12.6198485
  Rewards Traditional - Option 1                            1,120          129   8.6846388         189           15  12.6963262
  Rewards Traditional - Option 2                              606           70   8.6284965         180           14  12.6707833
  Rewards Traditional - Option 4                              344           40   8.6752562         305           24  12.6920651
  Rewards Traditional - Option 5                                7            1   8.6378285          59            5   12.675037
  Rewards Traditional - Option 6                              623           73   8.5449606       1,587          126  12.6325634
  Rewards Traditional - Option 7                                -            -           -           6            -  12.6792923
  Rewards Traditional - Option 8                              130           15   8.5542025           -            -           -
  Valuemark II & III                                          967          111   8.7317022         447           35  12.7176509
  Valuemark Income Plus                                         -            -           -           4            -  12.7176509
  Valuemark IV - Option 1                                   1,276          146   8.7147308         326           26  12.7099708
  Valuemark IV - Option 2                                     130           15   8.6583912          14            1  12.6843988
  Valuemark IV - Option 3                                      15            2   8.6959114           -            -           -
  Valuemark IV - Option 4                                      36            4   8.6396961           -            -           -
  Valuemark IV - Option 5                                       7            1   8.6658841           5            -  12.6878059
  Valuemark IV - Option 6                                       4            -   8.6098625          13            1  12.6622796
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -   8.6378285          11            1   12.675037
  Valuemark IV - Option 9                                      19            2   8.5912689           5            -  12.6537819
  Valuemark IV - Option 10                                      2            -   8.5819881           7            1  12.6495365

                                      120

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                        USAZ PIMCO PEA GROWTH AND INCOME
                                                                      FUND                    USAZ PIMCO PEA RENAISSANCE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              7,974          801   9.9607453      94,273        7,497   12.572522
  Alterity Enhanced - Option 3                                 51            5   9.9823016         339           27  12.5997304
  Alterity Enhanced - Option 4                                  -            -           -         120           10  12.5589393
  Alterity Enhanced - Option 5                              1,038          105   9.8536544       7,866          632  12.4373509
  Alterity Optional - Option 1                              3,887          389  10.0039048      37,913        3,003  12.6269983
  Alterity Optional - Option 2                                786           79   9.9607453       8,083          643   12.572522
  Alterity Optional - Option 3                                  7            1   9.9823016          26            2  12.5997304
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                236           24   9.8430087       1,236          100   12.423914
  Alterity Traditional - Option 1                             620           62  10.0689961       5,234          412   12.709157
  Alterity Traditional - Option 2                              35            3  10.0255561         264           21  12.6543267
  Alterity Traditional - Option 3                             248           25  10.0472532         389           31  12.6817128
  Alterity Traditional - Option 4                              82            8  10.0039053         261           21  12.6269988
  Alterity Traditional - Option 5                             746           75   9.8963529       3,689          295  12.4912455
  Charter Traditional                                         160           16  10.1235621       2,831          222  12.7780305
  Charter Enhanced                                            152           15  10.0798839         688           54  12.7228996
  Charter II - Option 1                                        43            4   9.9930978         431           34  12.6133574
  Charter II - Option 2                                        12            1   9.9284963           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         6            1   9.9499842         158           13  12.5589393
  Charter II - Option 5                                         -            -           -          15            1  12.4912455
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         5            1   9.8430087         487           39   12.423914
  Charter II - Option 8                                        35            4   9.8005408         284           23  12.3703109
  Charter II - Option 9                                         6            1   9.7899522          80            6  12.3569456
  High Five Traditional                                     2,982          296  10.0689961      15,571        1,225   12.709157
  High Five Enhanced                                        2,654          270   9.8389991      14,786        1,168  12.6632055
  Dimensions - Option 1                                         -            -           -          32            3  12.6817128
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                        29            3   9.9823015          71            6  12.5997304
  Dimensions - Option 4                                        29            3   9.9392345         160           13  12.5453709
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         6            1   9.9607453           6            -   12.572522
  Deferred Variable Annuities                                  47            -  10.0689961          15            -   12.709157
  Rewards Enhanced - Option 1                                 354           35   9.9715184       4,229          336  12.5861198
  Rewards Enhanced - Option 2                                  94            9   9.9499842         556           44  12.5589392
  Rewards Enhanced - Option 3                               1,508          152   9.9070551      11,032          882  12.5047539
  Rewards Enhanced - Option 4                                  73            7   9.9392346         634           51   12.545371
  Rewards Enhanced - Option 5                                   -            -           -          16            1  12.5047538
  Rewards Enhanced - Option 6                               2,025          206   9.8111409       7,695          621  12.3836903
  Rewards Enhanced - Option 7                                  11            1   9.9284963         214           17   12.531817
  Rewards Enhanced - Option 8                                  33            3   9.8217512         186           15  12.3970828
  Rewards Traditional - Option 1                              705           70  10.0147249       6,821          540  12.6406554
  Rewards Traditional - Option 2                            1,054          106   9.9499842       5,298          422  12.5589392
  Rewards Traditional - Option 4                              253           25  10.0039053         709           56  12.6269988
  Rewards Traditional - Option 5                               52            5   9.9607453         151           12   12.572522
  Rewards Traditional - Option 6                            1,377          140   9.8536544       2,826          227  12.4373509
  Rewards Traditional - Option 7                                -            -           -           5            -  12.5861198
  Rewards Traditional - Option 8                               18            2   9.8643116         358           29  12.4508028
  Valuemark II & III                                        1,564          155  10.0689961       7,894          621   12.709157
  Valuemark Income Plus                                         6            -  10.0689961         196            -   12.709157
  Valuemark IV - Option 1                                     866           86  10.0494255       7,456          588  12.6844548
  Valuemark IV - Option 2                                     107           11   9.9844573       1,518          120  12.6024514
  Valuemark IV - Option 3                                       2            -  10.0277238           1            -  12.6570628
  Valuemark IV - Option 4                                      70            7    9.962899         414           33  12.5752405
  Valuemark IV - Option 5                                       5            1   9.9930978         108            9  12.6133574
  Valuemark IV - Option 6                                       -            -           -          51            4   12.531817
  Valuemark IV - Option 7                                       -            -           -           -            -   12.531817
  Valuemark IV - Option 8                                       6            1   9.9607453          12            1   12.572522
  Valuemark IV - Option 9                                       9            1    9.907055          77            6  12.5047538
  Valuemark IV - Option 10                                      4            -   9.8963529          10            1  12.4912455

                                      121

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                             USAZ TEMPLETON DEVELOPED MARKETS
                                                           USAZ PIMCO PEA VALUE FUND                       FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             23,744        2,072  11.4733233       2,150          190  11.3309308
  Alterity Enhanced - Option 3                                316           27   11.498153           5            -  11.3554525
  Alterity Enhanced - Option 4                                136           12  11.4609281           4            -  11.3186894
  Alterity Enhanced - Option 5                              2,423          214  11.3499701       1,089           97  11.2091086
  Alterity Optional - Option 1                             11,455          994  11.5230368       1,264          111  11.3800273
  Alterity Optional - Option 2                              2,883          251  11.4733233         374           33  11.3309308
  Alterity Optional - Option 3                                  8            1   11.498153           3            -  11.3554525
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                412           36   11.337708         221           20  11.1969986
  Alterity Traditional - Option 1                           2,307          199  11.5980124         227           20  11.4540724
  Alterity Traditional - Option 2                              26            2  11.5479759           8            1  11.4046569
  Alterity Traditional - Option 3                             301           26  11.5729677          56            5  11.4293385
  Alterity Traditional - Option 4                              95            8  11.5230373          40            4  11.3800277
  Alterity Traditional - Option 5                           1,776          156  11.3991525         553           49  11.2576807
  Charter Traditional                                       1,626          139  11.6608644          19            2  11.5161444
  Charter Enhanced                                            187           16  11.6105535           -            -           -
  Charter II - Option 1                                       260           23  11.5105886          56            5  11.3677337
  Charter II - Option 2                                         -            -           -           2            -  11.2942457
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       123           11  11.4609281           6            1  11.3186894
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        42            4   11.337708          28            3  11.1969986
  Charter II - Option 8                                       121           11  11.2887911          49            4   11.148689
  Charter II - Option 9                                         3            -  11.2765946           -            -           -
  High Five Traditional                                     6,681          576  11.5980124       2,256          197  11.4540724
  High Five Enhanced                                        6,800          594  11.4504229       1,679          146  11.4859736
  Dimensions - Option 1                                         2            -  11.5729677           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                       385           33  11.4981529           -            -           -
  Dimensions - Option 4                                        89            8   11.448546          43            4   11.306461
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               1,338          117  11.4857323         101            9  11.3431858
  Rewards Enhanced - Option 2                                 211           18   11.460928           7            1  11.3186894
  Rewards Enhanced - Option 3                               4,365          382    11.41148         380           34   11.269855
  Rewards Enhanced - Option 4                                 259           23  11.4485459          44            4   11.306461
  Rewards Enhanced - Option 5                                   -            -           -           7            1  11.2698549
  Rewards Enhanced - Option 6                               3,011          266  11.3010009       1,430          128  11.1607471
  Rewards Enhanced - Option 7                                   5            -   11.436177           -            -           -
  Rewards Enhanced - Option 8                                  49            4  11.3132223           5            -  11.1728169
  Rewards Traditional - Option 1                            1,709          148  11.5354998         780           68  11.3923357
  Rewards Traditional - Option 2                            1,763          154   11.460928         266           23  11.3186894
  Rewards Traditional - Option 4                              654           57  11.5230373          28            2  11.3800277
  Rewards Traditional - Option 5                              125           11  11.4733233          42            4  11.3309308
  Rewards Traditional - Option 6                            1,428          126  11.3499701         593           53  11.2091086
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                              124           11  11.3622458         120           11   11.221232
  Valuemark II & III                                        3,793          327  11.5980124         435           38  11.4540724
  Valuemark Income Plus                                       119            -  11.5980124         145            -  11.4540724
  Valuemark IV - Option 1                                   2,673          231  11.5754699         127           11  11.4318098
  Valuemark IV - Option 2                                     420           36   11.500636          16            1  11.3579046
  Valuemark IV - Option 3                                      24            2  11.5504728           -            -           -
  Valuemark IV - Option 4                                      26            2  11.4758041           -            -           -
  Valuemark IV - Option 5                                       7            1  11.5105886           -            -           -
  Valuemark IV - Option 6                                       3            -  11.4361772           -            -  11.2942457
  Valuemark IV - Option 7                                       2            -  11.4361772           -            -           -
  Valuemark IV - Option 8                                      12            1  11.4733233           1            -  11.3309308
  Valuemark IV - Option 9                                      14            1  11.4114799           -            -  11.2698549
  Valuemark IV - Option 10                                      -            -           -           5            -  11.2576807

                                      122

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                       USAZ VAN KAMPEN AGGRESSIVE GROWTH
                                                                      FUND                     USAZ VAN KAMPEN COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             14,710        2,049   7.1668491      70,922        7,558   9.3819802
  Alterity Enhanced - Option 3                                 30            4   7.1860203          89            9    9.407077
  Alterity Enhanced - Option 4                                102           14   7.1572824          53            6   9.3694564
  Alterity Enhanced - Option 5                              1,994          282   7.0717524       6,341          685    9.257491
  Alterity Optional - Option 1                              5,857          813   7.2052431      29,735        3,152   9.4322411
  Alterity Optional - Option 2                              1,281          179   7.1668491       5,106          544   9.3819802
  Alterity Optional - Option 3                                  2            -   7.1860203           6            1    9.407077
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                444           63   7.0623124       1,014          110   9.2451333
  Alterity Traditional - Option 1                             766          106    7.263221       3,296          347   9.5081388
  Alterity Traditional - Option 2                               7            1   7.2245184         359           38   9.4574739
  Alterity Traditional - Option 3                              84           12   7.2438442         524           55    9.482773
  Alterity Traditional - Option 4                              55            8   7.2052436         319           34   9.4322415
  Alterity Traditional - Option 5                           1,121          158   7.1096395       2,983          321   9.3070882
  Charter Traditional                                       1,683          230   7.3118919         840           88   9.5718528
  Charter Enhanced                                             12            2   7.2729274         356           37   9.5208453
  Charter II - Option 1                                        50            7   7.1956257         285           30   9.4196511
  Charter II - Option 2                                         -            -   7.1381867           5            1   9.3444589
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       136           19   7.1572824          18            2   9.3694564
  Charter II - Option 5                                         -            -           -           7            1   9.3070882
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        58            8   7.0623124          22            2   9.2451333
  Charter II - Option 8                                         5            1   7.0246779         313           34   9.1958666
  Charter II - Option 9                                         3            -   7.0153002          12            1   9.1835907
  High Five Traditional                                     4,465          615    7.263221      15,618        1,643   9.5081388
  High Five Enhanced                                        3,389          476   7.1236162      14,319        1,537   9.3144795
  Dimensions - Option 1                                         3            -   7.2438442           4            -    9.482773
  Dimensions - Option 2                                         1            -   7.2052431           8            1   9.4322411
  Dimensions - Option 3                                         8            1   7.1860203          77            8   9.4070769
  Dimensions - Option 4                                         3            -   7.1477281          35            4   9.3569493
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 723          101   7.1764289       5,277          562   9.3945209
  Rewards Enhanced - Option 2                                 126           18   7.1572823         291           31   9.3694564
  Rewards Enhanced - Option 3                               3,086          434    7.119142       9,902        1,063   9.3195279
  Rewards Enhanced - Option 4                                  53            7   7.1477281         185           20   9.3569493
  Rewards Enhanced - Option 5                                   -            -           -          12            1   9.3195278
  Rewards Enhanced - Option 6                               2,696          383   7.0340679       6,797          738   9.2081591
  Rewards Enhanced - Option 7                                   -            -           -         119           13   9.3444585
  Rewards Enhanced - Option 8                                  56            8   7.0434696         465           50   9.2204662
  Rewards Traditional - Option 1                            1,449          201   7.2148745       5,199          550   9.4448493
  Rewards Traditional - Option 2                              686           96   7.1572823       4,285          457   9.3694564
  Rewards Traditional - Option 4                              346           48   7.2052436         946          100   9.4322415
  Rewards Traditional - Option 5                                -            -           -          43            5   9.3819802
  Rewards Traditional - Option 6                              917          130   7.0717524       2,413          261    9.257491
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               13            2   7.0812053          71            8   9.2698656
  Valuemark II & III                                          989          136    7.263221       4,158          437   9.5081388
  Valuemark Income Plus                                         -            -           -       1,319            -   9.5081388
  Valuemark IV - Option 1                                     967          134   7.2457797       4,971          524   9.4853068
  Valuemark IV - Option 2                                     237           33   7.1879381       1,752          186   9.4095874
  Valuemark IV - Option 3                                       -            -           -           7            1   9.4600009
  Valuemark IV - Option 4                                       6            1    7.168764         335           36    9.384487
  Valuemark IV - Option 5                                      18            3   7.1956257          43            5   9.4196511
  Valuemark IV - Option 6                                       3            -   7.1381867          57            6   9.3444589
  Valuemark IV - Option 7                                       -            -           -           1            -   9.3444589
  Valuemark IV - Option 8                                      28            4   7.1668491          19            2   9.3819802
  Valuemark IV - Option 9                                      13            2   7.1191419          17            2   9.3195278
  Valuemark IV - Option 10                                     69           10   7.1096395         138           15   9.3070882

                                      123

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                             USAZ VAN KAMPEN GLOBAL FRANCHISE
                                                      USAZ VAN KAMPEN EMERGING GROWTH FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             36,614        4,876   7.5090328       4,275          349  12.2330899
  Alterity Enhanced - Option 3                                 52            7   7.5291195          20            2  12.2413038
  Alterity Enhanced - Option 4                                 61            8   7.4990093          17            1  12.2289845
  Alterity Enhanced - Option 5                              3,457          467   7.4093959       2,169          178  12.1920973
  Alterity Optional - Option 1                             15,210        2,015     7.54926       1,346          110  12.2495244
  Alterity Optional - Option 2                              2,791          372   7.5090328         461           38  12.2330899
  Alterity Optional - Option 3                                  9            1   7.5291195           4            -  12.2413038
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                568           77   7.3995051         115            9  12.1880056
  Alterity Traditional - Option 1                           1,886          248   7.6100061          58            5  12.2742181
  Alterity Traditional - Option 2                             160           21   7.5694556           -            -           -
  Alterity Traditional - Option 3                             426           56   7.5897041          91            7  12.2659822
  Alterity Traditional - Option 4                             113           15   7.5492604         205           17  12.2495244
  Alterity Traditional - Option 5                           2,185          293   7.4490918         903           74  12.2084786
  Charter Traditional                                       1,547          202   7.6610007           -            -           -
  Charter Enhanced                                             76           10    7.620176           -            -           -
  Charter II - Option 1                                        41            5   7.5391834          88            7  12.2454136
  Charter II - Option 2                                         -            -   7.4790019           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                       171           23   7.4990093          87            7  12.2289845
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                        56            8   7.3995051           8            1  12.1880056
  Charter II - Option 8                                        49            7   7.3600735          43            4  12.1716528
  Charter II - Option 9                                        24            3   7.3502484           3            -  12.1675676
  High Five Traditional                                     6,957          914   7.6100061       4,055          330  12.2742181
  High Five Enhanced                                        8,689        1,167   7.4441672       4,442          365  12.2577507
  Dimensions - Option 1                                        76           10   7.5897041           -            -           -
  Dimensions - Option 2                                        12            2     7.54926           -            -           -
  Dimensions - Option 3                                        31            4   7.5291194           -            -           -
  Dimensions - Option 4                                       128           17   7.4889989           -            -           -
  Dimensions - Option 5                                         3            -     7.54926           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               3,020          402   7.5190701         429           35   12.237197
  Rewards Enhanced - Option 2                                 325           43   7.4990093           5            -  12.2289845
  Rewards Enhanced - Option 3                               7,376          989    7.459048       1,110           91   12.212576
  Rewards Enhanced - Option 4                                 104           14    7.488999          68            6  12.2248803
  Rewards Enhanced - Option 5                                   -            -           -           3            -   12.212576
  Rewards Enhanced - Option 6                               3,871          525   7.3699119       2,073          170  12.1757393
  Rewards Enhanced - Option 7                                  79           11    7.479002           -            -           -
  Rewards Enhanced - Option 8                                 177           24   7.3797626           4            -  12.1798257
  Rewards Traditional - Option 1                            2,734          362   7.5593513         260           21  12.2536369
  Rewards Traditional - Option 2                            3,451          460   7.4990093         159           13  12.2289845
  Rewards Traditional - Option 4                              450           60   7.5492604         160           13  12.2495244
  Rewards Traditional - Option 5                               38            5   7.5090328          39            3  12.2330899
  Rewards Traditional - Option 6                            1,348          182   7.4093959         742           61  12.1920973
  Rewards Traditional - Option 7                                -            -           -           -            -           -
  Rewards Traditional - Option 8                               53            7      7.4193          18            1  12.1961906
  Valuemark II & III                                        1,748          230   7.6100061         115            9  12.2742181
  Valuemark Income Plus                                        54            -   7.6100061           7            -  12.2742181
  Valuemark IV - Option 1                                   2,224          293   7.5917321         205           17  12.2668057
  Valuemark IV - Option 2                                     657           87   7.5311287         137           11  12.2421253
  Valuemark IV - Option 3                                      32            4   7.5714781           -            -           -
  Valuemark IV - Option 4                                      86           11   7.5110393           -            -           -
  Valuemark IV - Option 5                                      11            1   7.5391834          43            4  12.2454136
  Valuemark IV - Option 6                                      93           12   7.4790019           -            -  12.2207774
  Valuemark IV - Option 7                                       1            -   7.4790019           -            -           -
  Valuemark IV - Option 8                                      28            4   7.5090328           6            -  12.2330899
  Valuemark IV - Option 9                                      29            4    7.459048           2            -   12.212576
  Valuemark IV - Option 10                                     61            8   7.4490918          53            4  12.2084786

                                      124

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                                                             USAZ VAN KAMPEN GROWTH AND INCOME
                                                          USAZ VAN KAMPEN GROWTH FUND                      FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                             17,701        1,990    8.887273      41,031        4,069  10.0838774
  Alterity Enhanced - Option 3                                 82            9   8.9110465         207           20  10.1108519
  Alterity Enhanced - Option 4                                 17            2   8.8754097         164           16  10.0704167
  Alterity Enhanced - Option 5                              1,438          164   8.7693483       4,127          415   9.9500749
  Alterity Optional - Option 1                              8,494          951   8.9348837      25,111        2,477  10.1378985
  Alterity Optional - Option 2                                975          110    8.887273       2,679          266  10.0838774
  Alterity Optional - Option 3                                  -            -           -          25            2  10.1108519
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                215           25   8.7576421         729           73   9.9367927
  Alterity Traditional - Option 1                           1,425          158   9.0067794       3,260          319  10.2194744
  Alterity Traditional - Option 2                              19            2    8.958786         169           17  10.1650191
  Alterity Traditional - Option 3                              98           11   8.9827513         632           62   10.192211
  Alterity Traditional - Option 4                              46            5   8.9348841         410           40   10.137899
  Alterity Traditional - Option 5                             911          103   8.8163301       2,289          229  10.0033824
  Charter Traditional                                          81            9   9.0671338       1,102          107   10.287955
  Charter Enhanced                                             46            5   9.0188159         191           19  10.2331314
  Charter II - Option 1                                         -            -           -         278           27  10.1243665
  Charter II - Option 2                                        68            8   8.8517302         167           17  10.0435489
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                        33            4   8.8754097          95            9  10.0704167
  Charter II - Option 5                                         -            -           -           7            1  10.0033824
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         3            -   8.7576421          85            9   9.9367927
  Charter II - Option 8                                        26            3   8.7109732         176           18   9.8838401
  Charter II - Option 9                                         8            1   8.6993446          19            2   9.8706458
  High Five Traditional                                     3,545          394   9.0067794       9,757          955  10.2194744
  High Five Enhanced                                        4,597          529   8.6923701      13,065        1,298  10.0652011
  Dimensions - Option 1                                        21            2   8.9827511          11            1  10.1922109
  Dimensions - Option 2                                         -            -           -           3            -  10.1378985
  Dimensions - Option 3                                         7            1   8.9110464          65            6  10.1108517
  Dimensions - Option 4                                         6            1    8.863562          68            7  10.0569739
  Dimensions - Option 5                                         9            1   8.9348837           -            -           -
  Dimensions - Option 6                                         -            -           -           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                               2,819          317   8.8991525       7,281          721  10.0973564
  Rewards Enhanced - Option 2                                 100           11   8.8754097         684           68  10.0704167
  Rewards Enhanced - Option 3                               2,389          271   8.8281138       6,934          692  10.0167528
  Rewards Enhanced - Option 4                                 130           15   8.8635621         170           17   10.056974
  Rewards Enhanced - Option 5                                  54            6   8.8281138          77            8  10.0167528
  Rewards Enhanced - Option 6                               1,371          157   8.7226174       5,011          506    9.897052
  Rewards Enhanced - Option 7                                   -            -           -          18            2  10.0435487
  Rewards Enhanced - Option 8                                 196           22   8.7342757         394           40   9.9102804
  Rewards Traditional - Option 1                            1,413          158   8.9468271       3,483          343    10.15145
  Rewards Traditional - Option 2                              674           76   8.8754097       3,676          365  10.0704167
  Rewards Traditional - Option 4                              331           37   8.9348841         629           62   10.137899
  Rewards Traditional - Option 5                               84            9    8.887273          90            9  10.0838774
  Rewards Traditional - Option 6                              760           87   8.7693483       1,986          200   9.9500749
  Rewards Traditional - Option 7                                -            -           -          15            1   10.097356
  Rewards Traditional - Option 8                               12            1   8.7810702         107           11    9.963375
  Valuemark II & III                                          732           81   9.0067794       3,454          338  10.2194744
  Valuemark Income Plus                                        24            -   9.0067794         167            -  10.2194744
  Valuemark IV - Option 1                                   1,033          115   8.9851513       3,056          300  10.1949342
  Valuemark IV - Option 2                                     220           25   8.9134245       2,185          216    10.11355
  Valuemark IV - Option 3                                       9            1   8.9611798           -            -           -
  Valuemark IV - Option 4                                      20            2   8.8896477          71            7  10.0865718
  Valuemark IV - Option 5                                       6            1   8.9229576         121           12  10.1243665
  Valuemark IV - Option 6                                      11            1   8.8517302          19            2  10.0435489
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       7            1    8.887273          19            2  10.0838774
  Valuemark IV - Option 9                                       6            1   8.8281138          63            6  10.0167528
  Valuemark IV - Option 10                                      1            -   8.8163301          71            7  10.0033824

                                      125

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                         VAN KAMPEN LIT EMERGING GROWTH
                                                                   PORTFOLIO                VAN KAMPEN LIT ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts
  Alterity Enhanced - Option 1                              3,515          522   6.7467043          68           12   5.7916199
  Alterity Enhanced - Option 3                                  -            -           -           -            -           -
  Alterity Enhanced - Option 4                                  -            -           -           -            -           -
  Alterity Enhanced - Option 5                                  -            -           -           -            -           -
  Alterity Optional - Option 1                              1,921          283   6.7828476          27            5   5.8371826
  Alterity Optional - Option 2                                190           28   6.7467043           -            -           -
  Alterity Optional - Option 3                                  -            -           -           -            -           -
  Alterity Optional - Option 4                                  -            -           -           -            -           -
  Alterity Optional - Option 5                                  -            -           -           -            -           -
  Alterity Traditional - Option 1                             501           73   6.8374267          55            9   5.9062006
  Alterity Traditional - Option 2                               3            -   6.8009929           1            -   5.8600995
  Alterity Traditional - Option 3                               -            -           -           -            -           -
  Alterity Traditional - Option 4                               -            -           -           -            -           -
  Alterity Traditional - Option 5                               -            -           -           -            -           -
  Charter Traditional                                          87           13   6.8832442           -            -           -
  Charter Enhanced                                            144           21   6.8465642           -            -           -
  Charter II - Option 1                                         -            -           -           -            -           -
  Charter II - Option 2                                         -            -           -           -            -           -
  Charter II - Option 3                                         -            -           -           -            -           -
  Charter II - Option 4                                         -            -           -           -            -           -
  Charter II - Option 5                                         -            -           -           -            -           -
  Charter II - Option 6                                         -            -           -           -            -           -
  Charter II - Option 7                                         -            -           -           -            -           -
  Charter II - Option 8                                         -            -           -           -            -           -
  Charter II - Option 9                                         -            -           -           -            -           -
  High Five Traditional                                         -            -           -           -            -           -
  High Five Enhanced                                            -            -           -           -            -           -
  Dimensions - Option 1                                         9            1   6.8191858           -            -           -
  Dimensions - Option 2                                         -            -           -           -            -           -
  Dimensions - Option 3                                        13            2   6.7647517           -            -           -
  Dimensions - Option 4                                         2            -   6.7287043           -            -           -
  Dimensions - Option 5                                         -            -           -           -            -           -
  Dimensions - Option 6                                         3            -   6.7467043           -            -           -
  Deferred Variable Annuities                                   -            -           -           -            -           -
  Rewards Enhanced - Option 1                                 623           92   6.7557226          23            4   5.8029776
  Rewards Enhanced - Option 2                                   -            -           -           -            -           -
  Rewards Enhanced - Option 3                                   -            -           -           -            -           -
  Rewards Enhanced - Option 4                                   -            -           -           -            -           -
  Rewards Enhanced - Option 5                                   -            -           -           -            -           -
  Rewards Enhanced - Option 6                                   -            -           -           -            -           -
  Rewards Enhanced - Option 7                                   -            -           -           -            -           -
  Rewards Enhanced - Option 8                                  34            5   6.6305577           -            -           -
  Rewards Traditional - Option 1                              655           96   6.7919144         131           22   5.8486301
  Rewards Traditional - Option 2                                -            -           -           -            -           -
  Rewards Traditional - Option 4                                -            -           -           -            -           -
  Rewards Traditional - Option 5                                -            -           -           -            -           -
  Rewards Traditional - Option 6                                -            -           -           -            -           -
  Rewards Traditional - Option 7                               51            8   6.7557224           -            -           -
  Rewards Traditional - Option 8                               11            2   6.6660813           -            -           -
  Valuemark II & III                                          437           64   6.8374267           -            -           -
  Valuemark Income Plus                                         -            -           -           -            -           -
  Valuemark IV - Option 1                                     374           55   6.8210078           -            -           -
  Valuemark IV - Option 2                                      94           14   6.7665572           -            -           -
  Valuemark IV - Option 3                                       -            -           -           -            -           -
  Valuemark IV - Option 4                                      64           10   6.7485071           -            -           -
  Valuemark IV - Option 5                                       -            -           -           -            -           -
  Valuemark IV - Option 6                                       -            -           -           -            -           -
  Valuemark IV - Option 7                                       -            -           -           -            -           -
  Valuemark IV - Option 8                                       -            -           -           -            -           -
  Valuemark IV - Option 9                                       -            -           -           -            -           -
  Valuemark IV - Option 10                                      -            -           -           -            -           -

                                      126

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY  BY  PRODUCT  AND FUND OF NET ASSETS  (THOUSANDS),  UNITS  OUTSTANDING
(THOUSANDS), AND UNIT VALUES AT DECEMBER 31, 2003 IS AS FOLLOWS:
                                                        VAN KAMPEN LIT GROWTH AND INCOME
                                                                   PORTFOLIO
                                                      -------------------------------------
                                                      NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING
                                                      -------------------------------------
Contracts
  Alterity Enhanced - Option 1                                115           10  11.6804291
  Alterity Enhanced - Option 3                                  -            -           -
  Alterity Enhanced - Option 4                                  -            -           -
  Alterity Enhanced - Option 5                                  -            -           -
  Alterity Optional - Option 1                                579           49  11.7723192
  Alterity Optional - Option 2                                  -            -           -
  Alterity Optional - Option 3                                  -            -           -
  Alterity Optional - Option 4                                  -            -           -
  Alterity Optional - Option 5                                  -            -           -
  Alterity Traditional - Option 1                             285           24  11.9115134
  Alterity Traditional - Option 2                               -            -           -
  Alterity Traditional - Option 3                               -            -           -
  Alterity Traditional - Option 4                               -            -           -
  Alterity Traditional - Option 5                               -            -           -
  Charter Traditional                                          19            2  12.0287638
  Charter Enhanced                                              -            -           -
  Charter II - Option 1                                         -            -           -
  Charter II - Option 2                                         -            -           -
  Charter II - Option 3                                         -            -           -
  Charter II - Option 4                                         -            -           -
  Charter II - Option 5                                         -            -           -
  Charter II - Option 6                                         -            -           -
  Charter II - Option 7                                         -            -           -
  Charter II - Option 8                                         -            -           -
  Charter II - Option 9                                         -            -           -
  High Five Traditional                                         -            -           -
  High Five Enhanced                                            -            -           -
  Dimensions - Option 1                                         -            -           -
  Dimensions - Option 2                                         -            -           -
  Dimensions - Option 3                                         -            -           -
  Dimensions - Option 4                                         -            -           -
  Dimensions - Option 5                                         -            -           -
  Dimensions - Option 6                                         -            -           -
  Deferred Variable Annuities                                   -            -           -
  Rewards Enhanced - Option 1                                 118           10  11.7033353
  Rewards Enhanced - Option 2                                   -            -           -
  Rewards Enhanced - Option 3                                   -            -           -
  Rewards Enhanced - Option 4                                   -            -           -
  Rewards Enhanced - Option 5                                   -            -           -
  Rewards Enhanced - Option 6                                   -            -           -
  Rewards Enhanced - Option 7                                   -            -           -
  Rewards Enhanced - Option 8                                   -            -           -
  Rewards Traditional - Option 1                              525           44  11.7954063
  Rewards Traditional - Option 2                                -            -           -
  Rewards Traditional - Option 4                                -            -           -
  Rewards Traditional - Option 5                                -            -           -
  Rewards Traditional - Option 6                                -            -           -
  Rewards Traditional - Option 7                                -            -           -
  Rewards Traditional - Option 8                                -            -           -
  Valuemark II & III                                            -            -           -
  Valuemark Income Plus                                         -            -           -
  Valuemark IV - Option 1                                       -            -           -
  Valuemark IV - Option 2                                       -            -           -
  Valuemark IV - Option 3                                       -            -           -
  Valuemark IV - Option 4                                       -            -           -
  Valuemark IV - Option 5                                       -            -           -
  Valuemark IV - Option 6                                       -            -           -
  Valuemark IV - Option 7                                       -            -           -
  Valuemark IV - Option 8                                       -            -           -
  Valuemark IV - Option 9                                       -            -           -
  Valuemark IV - Option 10                                      -            -           -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

7. FINANCIAL HIGHLIGHTS

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                  At December 31                         For the years ended December 31
                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Units      Unit Fair Value  Net       Investment      Expense Ratio         Total Return
                                                     lowest to                 Income
                                       Outstanding    highest      Assets      Ratio*     lowest to highest**  lowest to highest***
                                       ---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
   2003                                     1,166  $6.17 to  $6.51     7,416       0.00%    1.15% to     2.55%    26.26% to   28.04%
   2002                                     1,522  $4.94 to  $5.09                 0.00%    1.15% to     2.15%   -25.96% to  -25.22%
                                                                       7,605
   2001                                     1,447  $6.69 to  $6.80                 0.00%    1.15% to     2.00%   -24.81% to  -24.16%
                                                                       9,730
AIM V.I. Growth Fund
   2003                                     2,484  $4.76 to  $5.04    12,361       0.00%    1.15% to     2.55%    27.93% to   29.74%
   2002                                     3,067  $0.31 to  $3.89                 0.00%    1.15% to     2.15%   -32.44% to  -31.76%
                                                                      11,809
   2001                                     4,507  $0.49 to  $5.70                 0.19%    1.15% to     2.00%   -35.20% to  -34.64%
                                                                      25,569
AIM V.I. International Growth Fund
   2003                                       407  $5.96 to  $6.29     2,502       0.47%    1.15% to     2.55%    25.81% to   27.59%
   2002                                       575  $4.79 to  $4.93                 0.44%    1.15% to     2.15%   -17.47% to  -16.64%
                                                                       2,788
   2001                                       641  $5.82 to  $5.92                 0.39%    1.15% to     2.00%   -25.05% to  -24.41%
                                                                       3,753
AIM V.I. Premier Equity Fund
   2003                                     1,615  $6.04 to  $6.38    10,072       0.29%    1.15% to     2.55%    21.93% to   23.65%
   2002                                     1,914  $5.01 to  $5.16                 0.30%    1.15% to     2.15%   -31.74% to  -31.06%
                                                                       9,717
   2001                                     1,861  $7.36 to  $7.48                 0.23%    1.15% to     2.00%   -14.30% to  -13.57%
                                                                      13,780
Alger American Growth Portfolio
   2003                                     1,661  $6.70 to  $7.10    11,660       0.00%    1.15% to     2.55%    31.76% to   33.61%
   2002                                     2,095  $0.43 to  $5.32                 0.04%    1.15% to     2.15%   -34.42% to  -33.76%
                                                                      11,040
   2001                                     3,136  $0.69 to  $8.02                 0.27%    1.15% to     2.15%   -13.48% to  -12.83%
                                                                      25,100
Alger American Leveraged AllCap
Portfolio
   2003                                       789  $6.34 to  $6.48     5,095       0.00%    1.35% to     1.90%    32.19% to   32.92%
   2002                                       973  $0.39 to  $4.91                 0.01%    1.15% to     2.15%   -35.32% to  -34.67%
                                                                       4,743
   2001                                     1,645  $0.65 to  $7.51                 0.00%    1.15% to     2.15%   -17.52% to  -16.90%
                                                                      12,296
Alger American MidCap Growth Portfolio
   2003                                     1,431  $9.61 to $10.16    14,208       0.00%    1.15% to     2.55%    44.07% to   46.10%
   2002                                     1,883  $6.75 to  $6.95                 0.00%    1.15% to     2.15%   -31.04% to  -30.35%
                                                                      12,884
   2001                                     1,517  $9.82 to  $9.98                 0.00%    1.15% to     2.00%    -8.38% to   -7.60%
                                                                      14,979
Alger American Small Capitalization
Portfolio
   2003                                       228  $4.96 to  $5.24     1,169       0.00%    1.15% to     2.55%    38.76% to   40.71%
   2002                                       273  $3.62 to  $3.72                 0.00%    1.15% to     2.15%   -27.79% to  -27.07%
                                                                         996
   2001                                       361  $5.02 to  $5.11                 0.08%    1.15% to     2.00%   -30.91% to  -30.32%
                                                                       1,824
Davis VA Financial Portfolio
   2003                                     4,421 $11.95 to $12.70    54,566       0.49%    1.15% to     2.70%    28.63% to   30.64%
   2002                                     2,007  $0.92 to  $9.72                 0.41%    1.15% to     2.15%   -18.61% to  -17.79%
                                                                      19,152
   2001                                       656 $11.64 to $11.83                 0.07%    1.15% to     2.00%   -12.16% to  -11.40%
                                                                       7,682
Davis VA Real Estate Portfolio
   2003                                       167 $17.56 to $18.55     3,025       4.36%    1.15% to     2.55%    33.35% to   35.23%
   2002                                       286 $13.32 to $13.72                 4.30%    1.15% to     2.15%     3.64% to    4.68%
                                                                       3,871
   2001                                       342 $12.89 to $13.10                 5.33%    1.15% to     2.00%     3.40% to    4.29%
                                                                       4,434

                                      128

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                  At December 31                         For the years ended December 31
                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Units      Unit Fair Value  Net       Investment      Expense Ratio         Total Return
                                                     lowest to                 Income
                                       Outstanding    highest      Assets      Ratio*     lowest to highest**  lowest to highest***
                                       ---------------------------------------------------------------------------------------------
Davis VA Value Portfolio
   2003                                    15,865  $9.69 to $10.29   159,028       1.08%    1.15% to     2.70%    26.30% to   28.27%
   2002                                     6,813  $0.76 to  $8.02                 1.34%    1.15% to     2.15%   -18.04% to  -17.22%
                                                                      53,716
   2001                                     1,658  $9.54 to  $9.69                 0.84%    1.15% to     2.00%   -12.18% to  -11.42%
                                                                      15,918
Dreyfus IP Small Cap Stock Index
Portfolio
   2003                                     8,390 $10.09 to $10.37    85,926       0.29%    1.15% to     2.70%    34.11% to   36.20%
   2002(3)                                  2,050  $0.73 to  $7.62                 0.39%    1.15% to     2.15%   -24.34% to  -23.84%
                                                                      15,561
Dreyfus Stock Index Fund
   2003                                    22,253 $10.08 to $10.35   228,025       1.34%    1.15% to     2.70%    24.64% to   26.59%
   2002(3)                                  5,535  $0.78 to  $8.17                 1.35%    1.15% to     2.15%   -19.52% to  -18.98%
                                                                      45,061
Franklin Aggressive Growth Securities
Fund
   2003                                       575  $5.22 to  $5.24     3,016       0.00%    1.40% to     1.49%    43.99% to   44.12%
   2002                                       769  $0.30 to  $3.65                 0.00%    1.15% to     1.49%   -36.62% to  -36.46%
                                                                       2,801
   2001                                     1,119  $0.51 to  $5.75                 0.20%    1.15% to     1.49%   -23.85% to  -23.69%
                                                                       6,419
Franklin Global Communications Securities Fund
   2003                                     8,967 $13.38 to $16.82   146,612       0.91%    1.15% to     2.70%    36.70% to   38.84%
   2002                                    10,140  $0.32 to $12.11                 0.95%    1.15% to     2.15%   -34.94% to  -34.21%
                                                                     120,339
   2001                                    13,400  $0.52 to $18.43                 0.08%    1.15% to     2.00%   -30.80% to  -30.21%
                                                                     242,050
Franklin Growth and Income Securities
Fund
   2003                                    16,943 $24.82 to $31.20   516,790       3.20%    1.15% to     2.70%    22.35% to   24.31%
   2002                                    17,912  $0.68 to $25.11                 3.08%    1.15% to     2.15%   -17.51% to  -16.68%
                                                                     445,102
   2001                                    20,129  $0.87 to $30.14                 0.32%    1.15% to     2.00%    -4.22% to   -3.39%
                                                                     600,661
Franklin High Income Fund
   2003                                     8,768 $17.50 to $21.85   182,932       8.92%    1.15% to     2.65%    27.75% to   29.68%
   2002                                     6,675  $0.54 to $16.85                15.58%    1.15% to     2.15%   -11.87% to  -10.81%
                                                                     109,632
   2001                                     7,560  $0.65 to $18.93                17.19%    1.15% to     2.00%     2.11% to    2.98%
                                                                     139,801
Franklin Income Securities Fund
   2003                                    14,234 $30.04 to $37.50   520,291       5.28%    1.15% to     2.65%    28.27% to   30.26%
   2002                                    14,842  $0.80 to $28.80                 9.67%    1.15% to     2.15%    -2.72% to   -1.75%
                                                                     419,657
   2001                                    17,086  $0.87 to $29.31                 7.33%    1.15% to     2.00%    -1.25% to   -0.40%
                                                                     493,404
Franklin Large Cap Growth Securities
Fund
   2003                                    13,752 $15.71 to $17.69   241,490       0.73%    1.15% to     2.70%    23.56% to   25.49%
   2002                                    12,126  $0.70 to $14.10                 0.82%    1.15% to     2.15%   -24.82% to  -24.01%
                                                                     172,346
   2001                                    14,363  $0.99 to $18.56                 0.58%    1.15% to     2.00%   -13.19% to  -12.45%
                                                                     270,632
Franklin Money Market Fund
   2003                                     4,280 $15.55 to $16.14    68,220       0.54%    1.15% to     1.49%    -0.96% to   -0.87%
   2002                                     6,422  $0.83 to $16.29                 1.38%    1.15% to     1.49%    -0.28% to   -0.08%
                                                                     102,930
   2001                                    11,438  $0.88 to $16.30                 4.05%    1.15% to     1.49%     2.25% to    2.46%
                                                                     183,001

                                      129

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                  At December 31                         For the years ended December 31
                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Units      Unit Fair Value  Net       Investment      Expense Ratio         Total Return
                                                     lowest to                 Income
                                       Outstanding    highest      Assets      Ratio*     lowest to highest**  Lowest to highest***
                                       ---------------------------------------------------------------------------------------------
Franklin Real Estate Fund
   2003                                     5,990 $32.75 to $41.18   232,278       2.55%    1.15% to     2.70%    32.13% to   34.20%
   2002                                     4,471  $0.80 to $30.68                 2.80%    1.15% to     2.15%    -0.10% to    0.90%
                                                                     132,590
   2001                                     4,251  $0.84 to $30.41                 4.21%    1.15% to     2.00%     5.74% to    6.67%
                                                                     126,659
Franklin Rising Dividends Securities
Fund
   2003                                    16,203 $25.68 to $30.75   481,645       0.95%    1.15% to     2.70%    21.27% to   23.16%
   2002                                    13,216  $0.81 to $24.97                 1.31%    1.15% to     2.15%    -3.68% to   -2.69%
                                                                     325,137
   2001                                    12,700  $0.89 to $25.66                 0.09%    1.15% to     2.00%    11.31% to   12.31%
                                                                     324,192
Franklin Small Cap Fund
   2003                                    13,915 $17.05 to $19.29   263,494       0.00%    1.15% to     2.70%    33.59% to   35.69%
   2002                                    12,588  $0.61 to $14.22                 0.45%    1.15% to     2.15%   -30.20% to  -29.50%
                                                                     177,839
   2001                                    12,429  $0.93 to $20.17                 0.53%    1.15% to     2.00%   -16.93% to  -16.20%
                                                                     252,254
Franklin Small Cap Value Securities
Fund
   2003                                     7,900 $11.56 to $12.62    97,449       0.26%    1.15% to     2.70%    28.60% to   30.63%
   2002                                     4,881  $0.70 to  $9.66                 0.44%    1.15% to     2.15%   -11.19% to  -10.30%
                                                                      47,044
   2001                                     2,882  $0.84 to $10.77                 0.51%    1.15% to     2.00%    11.53% to   12.61%
                                                                      31,558
Franklin U.S. Government Fund
   2003                                    20,233 $19.42 to $24.41   468,662       5.31%    1.15% to     2.70%    -0.51% to    1.04%
   2002                                    19,304  $1.01 to $24.16                 5.73%    1.15% to     2.15%     7.44% to    8.55%
                                                                     450,493
   2001                                    17,036  $0.99 to $22.26                 7.37%    1.15% to     2.00%     5.23% to    6.14%
                                                                     369,768
Franklin Zero Coupon Fund 2005
   2003                                     2,406 $25.12 to $31.36    70,903       4.84%    1.15% to     2.65%    -0.65% to    0.85%
   2002                                     2,184  $1.02 to $31.09                 5.70%    1.15% to     2.15%     7.76% to    8.85%
                                                                      65,026
   2001                                     1,972  $1.00 to $28.57                 6.44%    1.15% to     2.00%     6.77% to    7.68%
                                                                      54,431
Franklin Zero Coupon Fund 2010
   2003                                     1,956 $29.41 to $36.98    67,640       4.15%    1.15% to     2.70%     0.83% to    2.41%
   2002                                     1,844  $1.09 to $36.12                 5.32%    1.15% to     2.15%    17.55% to   18.73%
                                                                      63,361
   2001                                     1,585  $0.99 to $30.42                 7.11%    1.15% to     2.00%     3.52% to    4.41%
                                                                      46,528
J.P. Morgan International
Opportunities Portfolio
   2003                                        77  $7.27 to  $7.42       563       0.81%    1.40% to     1.90%    29.95% to   30.27%
   2002                                        90  $5.55 to  $5.72                 0.44%    1.15% to     2.15%   -20.05% to  -19.24%
                                                                         507
   2001                                       124  $6.97 to  $7.08                 0.96%    1.15% to     2.00%   -20.75% to  -20.07%
                                                                         871
J.P. Morgan U.S. Large Cap Core Equity
   2003                                       149  $7.42 to  $7.65     1,117       0.77%    1.15% to     1.90%    25.73% to   26.67%
   2002                                       166  $5.86 to  $6.04                 0.08%    1.15% to     2.15%   -26.23% to  -25.49%
                                                                         986
   2001                                       218  $7.97 to  $8.10                 0.63%    1.15% to     2.00%   -13.66% to  -12.92%
                                                                       1,745
Jennison 20/20 Focus Portfolio
   2003                                     3,070 $10.18 to $10.45    31,676       0.00%    1.15% to     2.70%    25.37% to   27.32%
   2002(3)                                    645  $0.78 to  $8.21                 0.00%    1.15% to     2.15%   -18.96% to  -18.41%
                                                                       5,267

                                      130

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                  At December 31                         For the years ended December 31
                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Units      Unit Fair Value  Net       Investment      Expense Ratio         Total Return
                                                     lowest to                 Income
                                       Outstanding    highest      Assets      Ratio*     lowest to highest**  lowest to highest***
                                       ---------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund
   2003                                    15,077 $15.25 to $16.99   252,965       1.79%    1.15% to     2.70%    25.55% to   27.51%
   2002                                    11,296  $0.72 to $13.32                 1.54%    1.15% to     2.15%   -11.33% to  -10.32%
                                                                     151,745
   2001                                    10,565  $0.85 to $14.87                 2.12%    1.15% to     2.00%    -1.76% to   -0.92%
                                                                     160,131
Mutual Shares Securities Fund
   2003                                    26,227 $15.27 to $17.07   442,819       1.10%    1.15% to     2.70%    21.81% to   23.74%
   2002                                    22,902  $0.76 to $13.80                 0.94%    1.15% to     2.15%   -13.69% to  -12.79%
                                                                     317,069
   2001                                    23,782  $0.94 to $15.83                 1.99%    1.15% to     2.00%     4.91% to    5.81%
                                                                     379,768
Oppenheimer Global Securities Fund/VA
   2003                                    17,616  $9.26 to  $9.84   168,620       0.57%    1.15% to     2.70%    39.21% to   41.38%
   2002                                     7,361  $0.66 to  $6.96                 0.26%    1.15% to     2.15%   -23.79% to  -23.02%
                                                                      50,331
   2001                                     1,348  $8.90 to  $9.04                 0.47%    1.15% to     2.00%   -13.79% to  -13.05%
                                                                      12,067
Oppenheimer High Income Fund/VA
   2003                                     4,885 $10.71 to $11.38    54,655       4.50%    1.15% to     2.70%    20.66% to   22.54%
   2002                                     1,496  $0.88 to  $9.32                 6.66%    1.15% to     2.15%    -4.47% to   -3.51%
                                                                      13,818
   2001                                       454  $9.47 to  $9.63                 6.25%    1.15% to     2.00%    -0.06% to    -.80%
                                                                       4,332
Oppenheimer Main Street Fund/VA
   2003                                    18,350  $7.93 to  $8.43   151,190       0.70%    1.15% to     2.70%    23.34% to   25.27%
   2002                                     7,490  $0.64 to  $6.73                 0.50%    1.15% to     2.15%   -20.52% to  -19.73%
                                                                      49,538
   2001                                     2,071  $8.25 to  $8.38                 0.38%    1.15% to     2.00%   -11.95% to  -11.19%
                                                                      17,183
PIMCO VIT High Yield Portfolio
   2003                                     9,969 $10.75 to $11.85   112,881       7.09%    1.15% to     2.70%    19.63% to   21.50%
   2002                                     3,528  $0.90 to  $9.75                 8.26%    1.15% to     2.15%    -3.31% to   -2.34%
                                                                      33,182
   2001                                       761  $0.98 to  $9.99                 8.16%    1.15% to     2.00%     -.32% to    1.18%
                                                                       7,364
PIMCO VIT Real Return Portfolio
   2003(4)                                  5,111 $10.38 to $10.52    53,687       0.47%    1.40% to     2.70%     3.88% to    4.79%
PIMCO VIT StocksPLUS Growth and Income Portfolio
   2003                                     3,294  $7.98 to  $8.44    27,133       2.24%    1.15% to     2.60%    27.10% to   28.89%
   2002                                     2,226  $0.60 to  $6.55                 3.38%    1.15% to     2.15%   -21.92% to  -21.13%
                                                                      14,357
   2001                                       521  $0.81 to  $8.31                 5.74%    1.15% to     2.00%   -13.20% to  -12.45%
                                                                       4,284
PIMCO VIT Total Return Portfolio
   2003                                    25,802 $12.08 to $13.19   325,872       2.81%    1.15% to     2.70%     2.25% to    3.84%
   2002                                    15,379  $1.18 to $12.70                 4.05%    1.15% to     2.15%     6.76% to    7.83%
                                                                     189,144
   2001                                     2,410  $1.15 to $11.78                 4.62%    1.15% to     2.00%     6.23% to    7.15%
                                                                      27,627
Seligman Global Technology Portfolio
   2003                                       865  $5.11 to  $5.40     4,560       0.00%    1.15% to     2.55%    32.69% to   34.56%
   2002                                     1,050  $3.89 to  $4.01                 0.00%    1.15% to     2.15%   -33.09% to  -32.42%
                                                                       4,139
   2001                                     1,232  $5.84 to  $5.93                 0.00%    1.15% to     2.00%   -23.60% to  -22.95%
                                                                       7,236
                                      131

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                  At December 31                         For the years ended December 31
                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Units      Unit Fair Value  Net       Investment      Expense Ratio         Total Return
                                                     lowest to                 Income
                                       Outstanding    highest      Assets      Ratio*     lowest to highest**  lowest to highest***
                                       ---------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio
   2003                                     8,463 $19.53 to $20.75   170,777       0.00%    1.15% to     2.70%    45.95% to   48.23%
   2002                                     4,236  $1.32 to $14.00                 0.00%    1.15% to     2.15%   -17.17% to  -16.34%
                                                                      58,193
   2001                                       842 $16.46 to $16.73                 0.00%    1.15% to     2.00%    21.06% to   22.10%
                                                                      13,936
SP Jennison International Growth
Portfolio
   2003                                     3,057  $5.38 to  $5.64    16,888       0.00%    1.15% to     2.70%    35.43% to   37.55%
   2002                                       830  $0.50 to  $4.10                 0.00%    1.15% to     2.15%   -24.48% to  -23.72%
                                                                       3,375
   2001                                       158  $0.71 to  $5.37                 0.30%    1.15% to     2.00%   -37.20% to  -36.66%
                                                                         846
SP Strategic Partners Focused Growth
Portfolio
   2003                                     2,377  $5.79 to  $6.05    14,067       0.00%    1.15% to     2.60%    22.23% to   24.02%
   2002                                     1,331  $0.56 to  $4.88                 0.00%    1.15% to     2.15%   -27.11% to  -26.37%
                                                                       6,407
   2001                                       268  $0.82 to  $6.62                 0.00%    1.15% to     2.00%   -17.40% to  -16.69%
                                                                       1,766
Templeton Asset Strategy Fund
   2003                                     1,279 $15.29 to $18.92    20,577       2.78%    1.15% to     1.49%    30.18% to   30.47%
   2002                                     1,554  $0.58 to $14.51                 1.98%    1.15% to     1.49%    -5.67% to   -5.48%
                                                                      19,101
   2001                                     2,107  $0.65 to $15.35                 1.53%    1.15% to     1.49%   -11.16% to  -10.98%
                                                                      27,296
Templeton Developing Markets
Securities Fund
   2003                                     9,753 $10.03 to $11.63   110,280       1.22%    1.15% to     2.70%    48.91% to   51.60%
   2002                                     8,256  $0.48 to  $7.69                 1.61%    1.15% to     2.15%    -2.27% to   -1.29%
                                                                      62,503
   2001                                     8,223  $0.51 to  $7.79                 0.99%    1.15% to     2.00%    -9.91% to   -9.14%
                                                                      63,526
Templeton Foreign Securities Fund
   2003                                    16,262 $16.02 to $19.16   306,069       1.87%    1.15% to     2.65%    28.75% to   30.71%
   2002                                    17,480  $0.52 to $14.66                 1.80%    1.15% to     2.15%   -20.29% to  -19.49%
                                                                     253,298
   2001                                    19,656  $0.69 to $18.20                 3.21%    1.15% to     2.00%   -17.67% to  -16.93%
                                                                     354,538
Templeton Global Income Securities
Fund
   2003                                     1,586 $24.74 to $25.69    39,856       7.75%    1.15% to     1.49%    20.80% to   21.04%
   2002                                     1,902  $1.00 to $21.23                 1.18%    1.15% to     1.49%    19.52% to   19.76%
                                                                      39,458
   2001                                     2,539  $0.88 to $17.72                 3.77%    1.15% to     1.49%     0.86% to    1.11%
                                                                      43,946
Templeton Growth Securities Fund
   2003                                    18,504 $17.65 to $20.31   373,933       1.67%    1.15% to     2.60%    28.74% to   30.78%
   2002                                    18,881  $0.65 to $15.55                 2.38%    1.15% to     2.15%   -20.22% to  -19.42%
                                                                     294,472
   2001                                    21,215  $0.87 to $19.30                 2.15%    1.15% to     2.00%    -3.28% to   -2.37%
                                                                     410,225
USAZ AIM Basic Value Fund
   2003                                     9,209  $9.69 to  $9.96    90,566       0.00%    1.15% to     2.70%    29.48% to   31.51%
   2002(3)                                  2,785  $0.72 to  $7.58                 0.17%    1.15% to     2.15%   -24.73% to  -24.22%
                                                                      21,035
USAZ AIM Blue Chip Fund
   2003                                     6,800  $9.56 to  $9.87    66,220       0.06%    1.15% to     2.70%    21.07% to   22.96%
   2002(3)                                  1,466  $0.77 to  $8.03                 0.06%    1.15% to     2.15%   -20.24% to  -19.70%
                                                                      11,761

                                      132

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                  At December 31                         For the years ended December 31
                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Units      Unit Fair Value  Net       Investment      Expense Ratio         Total Return
                                                     lowest to                 Income
                                       Outstanding    highest      Assets      Ratio*     lowest to highest**  lowest to highest***
                                       ---------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund
   2003                                     3,028  $9.89 to $10.20    30,448       0.00%    1.15% to     2.70%    32.85% to   34.92%
   2002(3)                                    611  $0.72 to  $7.56                 0.00%    1.15% to     2.15%   -24.89% to  -24.38%
                                                                       4,617
USAZ AIM International Equity Fund
   2003                                     2,162  $9.92 to $10.18    21,775       0.37%    1.15% to     2.70%    23.76% to   25.69%
   2002(3)                                  1,012  $0.77 to  $8.10                 0.00%    1.15% to     2.15%   -19.56% to  -19.02%
                                                                       8,153
USAZ AllianceBernstein Growth and Income Fund
   2003                                     4,799  $9.69 to $10.02    47,930       0.79%    1.15% to     2.70%    25.98% to   27.95%
   2002                                     2,020  $0.72 to  $7.83                 0.85%    1.15% to     2.15%   -25.79% to  -25.05%
                                                                      15,791
   2001(2)                                    313  $1.03 to $10.45                 1.35%    1.15% to     2.00%     4.35% to    4.48%
                                                                       3,368
USAZ AllianceBernstein Large Cap Growth Fund
   2003                                     5,902  $8.55 to  $8.86    51,481       0.00%    1.15% to     2.70%    20.94% to   22.83%
   2002                                     2,662  $0.66 to  $7.21                 0.00%    1.15% to     2.15%   -32.18% to  -31.49%
                                                                      19,091
   2001(2)                                    241  $1.04 to $10.53                 0.00%    1.15% to     2.00%     5.18% to    5.31%
                                                                       2,536
USAZ Money Market Fund
   2003                                    17,621  $9.89 to $10.51   180,963       0.34%    1.15% to     2.70%    -2.33% to   -0.80%
   2002                                    18,279  $0.97 to $10.60                 0.80%    1.15% to     2.15%    -1.30% to   -0.31%
                                                                     191,865
   2001                                    11,347  $1.04 to $10.63                 2.47%    1.15% to     2.00%     1.22% to    2.09%
                                                                     120,221
USAZ Oppenheimer Emerging Growth Fund
   2003                                     5,129 $12.53 to $12.86    65,206       0.00%    1.15% to     2.70%    57.71% to   60.18%
   2002(3)                                    978  $0.77 to  $8.06                 0.00%    1.15% to     2.15%   -20.25% to  -19.72%
                                                                       7,808
USAZ Oppenheimer Emerging Technologies Fund
   2003                                     4,592  $8.40 to  $8.78    39,590       0.00%    1.15% to     2.70%    38.17% to   40.33%
   2002                                     1,383  $0.58 to  $6.26                 0.00%    1.15% to     2.15%   -42.38% to  -41.81%
                                                                       8,595
   2001(2)                                    408  $1.06 to $10.75                 0.00%    1.15% to     2.00%     7.37% to    7.51%
                                                                       4,380
USAZ PIMCO NFJ Small Cap Value Fund
   2003(4)                                  2,023 $12.61 to $12.72    25,647       1.09%    1.40% to     2.65%    26.08% to   27.18%
USAZ PIMCO PEA Growth and Income Fund
   2003                                     3,216  $9.79 to $10.12    32,072       1.41%    1.15% to     2.70%    22.53% to   24.45%
   2002                                     1,044  $0.75 to  $8.13                 1.46%    1.15% to     2.15%   -20.61% to  -19.81%
                                                                       8,485
   2001(2)                                    204  $1.00 to $10.14                 1.98%    1.15% to     2.00%     1.32% to    1.45%
                                                                       2,095
USAZ PIMCO PEA Renaissance Fund
   2003                                    20,137 $12.36 to $12.78   253,775       0.03%    1.15% to     2.70%    54.43% to   56.85%
   2002                                     9,622  $0.75 to  $8.15                 0.05%    1.15% to     2.15%   -26.67% to  -25.94%
                                                                      77,896
   2001(2)                                    693  $1.09 to $11.00                 0.00%    1.15% to     2.00%     9.86% to   10.01%
                                                                       7,711
USAZ PIMCO PEA Value Fund
   2003                                     7,331 $11.28 to $11.66    84,335       0.72%    1.15% to     2.70%    41.34% to   43.55%
   2002                                     2,869  $0.75 to  $8.12                 0.59%    1.15% to     2.15%   -26.50% to  -25.76%
                                                                      23,233
   2001(2)                                    328  $1.08 to $10.94                 0.25%    1.15% to     2.00%     9.29% to    9.43%
                                                                       3,683

                                      133

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                  At December 31                         For the years ended December 31
                                       ---------------------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------------------
                                       Units      Unit Fair Value  Net       Investment      Expense Ratio         Total Return
                                                     lowest to                 Income
                                       Outstanding    highest      Assets      Ratio*     lowest to highest**  lowest to highest***
                                       ---------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund
   2003                                     1,280 $11.15 to $11.52    14,664       0.87%    1.15% to     2.65%    30.28% to   32.24%
   2002                                       220  $0.80 to  $8.72                 0.76%    1.15% to     2.15%   -15.73% to  -14.88%
                                                                       2,027
   2001(2)                                     19  $1.01 to $10.23                 0.00%    1.15% to     2.00%     2.19% to    2.32%
                                                                         196
USAZ Van Kampen Aggressive Growth Fund
   2003                                     6,799  $7.02 to  $7.31    48,750       0.00%    1.15% to     2.70%    33.93% to   36.02%
   2002                                     2,285  $0.48 to  $5.38                 0.00%    1.15% to     2.15%   -33.78% to  -33.12%
                                                                      12,171
   2001(1)                                    269  $0.77 to  $8.04                 0.00%    1.15% to     2.00%   -20.08% to  -19.62%
                                                                       2,154
USAZ Van Kampen Comstock Fund
   2003                                    21,322  $9.18 to  $9.57   201,488       1.07%    1.15% to     2.70%    27.06% to   29.04%
   2002                                     9,962  $0.66 to  $7.42                 1.13%    1.15% to     2.15%   -21.58% to  -20.79%
                                                                      73,195
   2001(1)                                  1,824  $0.89 to  $9.36                 1.15%    1.15% to     2.00%    -6.88% to   -6.35%
                                                                      17,053
USAZ Van Kampen Emerging Growth Fund
   2003                                    14,566  $7.35 to  $7.66   109,442       0.00%    1.15% to     2.70%    23.23% to   25.15%
   2002                                     5,961  $0.54 to  $6.12                 0.00%    1.15% to     2.15%   -33.76% to  -33.09%
                                                                      36,135
   2001(1)                                    674  $0.87 to  $9.15                 0.00%    1.15% to     2.00%    -9.02% to   -8.51%
                                                                       6,173
USAZ Van Kampen Global Franchise Fund
   20034                                    1,963 $12.17 to $12.27    24,028       0.04%    1.40% to     2.70%    21.68% to   22.75%
USAZ Van Kampen Growth and Income Fund
   2003                                    14,416  $9.87 to $10.29   145,703       1.06%    1.15% to     2.70%    24.06% to   26.00%
   2002                                     5,910  $0.73 to  $8.16                 0.94%    1.15% to     2.15%   -16.52% to  -15.68%
                                                                      47,870
   2001(1)                                  1,627  $0.92 to  $9.68                 1.09%    1.15% to     2.00%    -3.71% to   -3.16%
                                                                      15,836
USAZ Van Kampen Growth Fund
   2003                                     5,883  $8.69 to  $9.07    52,273       0.00%    1.15% to     2.70%    25.01% to   26.97%
   2002                                     2,699  $0.64 to  $7.14                 0.00%    1.15% to     2.15%   -25.86% to  -25.11%
                                                                      19,098
   2001(1)                                    572  $0.91 to  $9.54                 0.00%    1.15% to     2.00%    -5.18% to   -4.64%
                                                                       5,455
Van Kampen LIT Emerging Growth
Portfolio
   2003                                     1,289  $6.63 to  $6.88     8,731       0.00%    1.15% to     2.55%    23.84% to   25.58%
   2002                                     1,532  $0.49 to  $5.48                 0.06%    1.15% to     2.15%   -34.09% to  -33.42%
                                                                       8,332
   2001(1)                                  1,222  $0.79 to  $8.23                 0.00%    1.15% to     2.00%   -18.87% to  -18.41%
                                                                      10,019
Van Kampen LIT Enterprise Portfolio
   2003                                        52  $5.79 to  $5.91       305       0.65%    1.40% to     1.90%    23.51% to   24.13%
   2002                                        65  $4.66 to  $4.79                 0.45%    1.15% to     2.15%   -30.83% to  -30.14%
                                                                         309
   2001                                        96  $6.76 to  $6.86                 0.23%    1.15% to     2.00%   -21.93% to  -21.33%
                                                                         651
Van Kampen LIT Growth and Income
Portfolio
   2003                                       139 $11.68 to $12.03     1,641       1.00%    1.15% to     1.90%    25.62% to   26.57%
   2002                                       160  $9.23 to  $9.50                 1.09%    1.15% to     2.15%   -16.32% to  -15.48%
                                                                       1,488
   2001                                       203 $11.08 to $11.24                 0.04%    1.15% to     2.00%    -7.59% to   -6.89%
                                                                       2,263

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2003


* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


1. Period from May 1, 2001 (fund  commencement)  to December  31, 2001
2. Period from  November 5, 2001 (fund  commencement)  to December 31, 2001
3. Period from May 1, 2002 (fund  commencement) to December 31, 2002
4. Period from May 1, 2003 (fund commencement) to December 31, 2003


                                      135


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 2003 and 2002


                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT




The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.





January 19, 2004

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2003 and 2002
                        (in thousands, except share data)


                                      Assets                                 2003              2002
---------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value                        $     17,809,899        12,665,704
      Mortgage loans on real estate, net                                       893,845           782,550
      Securities held under agreements
           to repurchase, at fair value                                        663,247           211,006
      Preferred stock of affiliate                                             650,000           650,000
      Short-term securities                                                    624,546         1,331,745
      Equity securities, at fair value                                         507,508           427,014
      Loans to affiliates                                                      450,000           100,000
      Options                                                                  431,739           195,496
      Securities held under forward commitments, at fair value                       -           546,702
      Real estate (net of accumulated depreciation of
           $31,928 in 2003 and $23,598 in 2002)                                344,536           355,372
      Policy loans                                                              65,638            43,964
      Partnerships                                                              36,351            31,073
      Investment in equity method investees                                      8,148            12,542
      Other long-term investments                                                  639               971
---------------------------------------------------------------------------------------------------------
                Total investments                                           22,486,096        17,354,139

Cash                                                                            90,152            86,263
Accrued investment income                                                      228,787           169,188
Receivables (net of allowance for uncollectible
      accounts of $1,308 in 2003 and $1,199 in 2002)                           244,392           246,259
Reinsurance recoverable:
      Recoverable on future policy benefit reserves                          1,997,601         1,564,049
      Recoverable on policy and contract account balances                    2,372,890         2,515,170
      Recoverable on unpaid claims                                             747,293           602,719
      Receivable on paid claims                                                 19,553            12,503
Deferred acquisition costs                                                   2,297,349         1,682,220
Goodwill                                                                       330,556           316,798
Value of business acquired (net of accumulated amortization
      of $91,315 in 2003 and $69,039 in 2002)                                  140,153           156,769
Intangible asset (net of accumulated amortization of
      $1,515 in 2003)                                                           37,442                 -
Home office property and equipment (net of accumulated
      depreciation of $42,357 in 2003 and $24,251 in 2002)                     110,103           110,570
Income tax recoverable                                                               -            87,223
Other assets                                                                    73,894            65,687
---------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                31,176,261        24,969,557

Separate account assets                                                      8,695,296         5,418,863
---------------------------------------------------------------------------------------------------------

                Total assets                                          $     39,871,557        30,388,420
---------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)





               Liabilities and Stockholders' Equity                         2003               2002
---------------------------------------------------------------------------------------------------------

Liabilities:
      Policy and contract account balances                            $    22,122,977         16,699,892
      Future policy benefit reserves                                        2,995,992          2,858,504
      Policy and contract claims                                              979,718            903,105
      Securities held under agreements to repurchase                          657,146            211,761
      Deferred income on reinsurance                                          353,563            126,211
      Other policyholder funds                                                211,831            223,754
      Reinsurance payable                                                     150,739             99,189
      Accrued expenses                                                        143,980             47,578
      Mortgage notes payable                                                   94,970             95,970
      Commissions due and accrued                                              69,618            108,620
      Unearned premiums                                                        42,645             42,513
      Income tax payable                                                      160,749                  -
      Deferred income taxes                                                    47,149            127,840
      Securities held under forward commitments                                     -            548,322
      Amounts drawn in excess of bank balances                                136,378             96,523
      Other liabilities                                                        58,798             53,936
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     28,226,253         22,243,718
      Separate account liabilities                                          8,695,296          5,418,863
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          36,921,549         27,662,581
---------------------------------------------------------------------------------------------------------

Stockholders' equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,000 issued and outstanding                       20,000             20,000
           at December 31, 2003 and 2002, respectively
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $340,080 and $321,360                      8,909              8,909
           at December 31, 2003 and 2002, respectively
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $371,000 and $350,000                      9,994              9,994
           at December 31, 2003 and 2002, respectively
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,123,371          2,123,371
      Retained earnings                                                       828,949            665,014
      Accumulated other comprehensive income                                  208,785            148,551
---------------------------------------------------------------------------------------------------------
                Total stockholders' equity                                  2,950,008          2,725,839

Commitments and contingencies
---------------------------------------------------------------------------------------------------------

                Total liabilities and stockholders' equity            $    39,871,557         30,388,420
---------------------------------------------------------------------------------------------------------

          See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2003, 2002, and 2001
                                 (in thousands)


                                                                   2003           2002            2001
---------------------------------------------------------------------------------------------------------

Revenue:
      Life insurance premiums                              $      533,768         486,236        476,025
      Other life policy considerations                             60,539          57,962         61,714
      Annuity considerations                                      238,400         309,324        200,564
      Accident and health premiums                                385,593         476,999        593,675
---------------------------------------------------------------------------------------------------------
               Total premiums and considerations                1,218,300       1,330,521      1,331,978
                                                                  554,126
      Premiums and annuity considerations ceded                   554,126         455,715        374,997
---------------------------------------------------------------------------------------------------------
               Net premiums and considerations                    664,174         874,806        956,981

      Investment income, net                                    1,064,008         709,274        594,059
      Realized investment gains (losses)                           56,134        (195,031)       (97,534)
      Fee and commission revenue                                   71,883          50,157         37,497
      Other                                                        65,020          53,317         39,149
---------------------------------------------------------------------------------------------------------
               Total revenue                                    1,921,219       1,492,523      1,530,152
---------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                     493,468         466,734        491,763
      Annuity benefits                                            958,749         791,778        633,441
      Accident and health insurance benefits                      311,407         349,353        460,987
---------------------------------------------------------------------------------------------------------
               Total benefits                                   1,763,624       1,607,865      1,586,191

      Benefit recoveries                                          584,055         517,034        519,669
---------------------------------------------------------------------------------------------------------
               Net benefits                                     1,179,569       1,090,831      1,066,522
                                                                        -
      Commissions and other agent compensation                    818,202         907,278        494,173
      General and administrative expenses                         320,617         327,941        281,997
      Taxes, licenses, and fees                                    16,823          18,559         18,121
      Amortization of goodwill                                          -               -         17,368
      Amortization of value of business acquired,
          net of interest credited                                 16,616           3,876         17,581
      Amortization of intangible asset                              1,515               -              -
      Change in deferred acquisition costs, net                  (661,829)       (811,267)      (316,477)
---------------------------------------------------------------------------------------------------------
               Total benefits and expenses                      1,691,513       1,537,218      1,579,285
---------------------------------------------------------------------------------------------------------

               Income (loss) from operations before
                    income taxes                                  229,706         (44,695)       (49,133)
---------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
      Current                                                     178,514         (74,379)        (2,544)
      Deferred                                                   (112,743)         58,045         (7,867)
---------------------------------------------------------------------------------------------------------
               Total income tax expense (benefit)                  65,771         (16,334)       (10,411)
---------------------------------------------------------------------------------------------------------

               Income (loss) before cumulative effect
                    of change in accounting                       163,935         (28,361)       (38,722)
Cumulative effect of change in
      accounting, net of tax benefit                                    -               -         (6,257)
---------------------------------------------------------------------------------------------------------

               Net income (loss)                           $      163,935         (28,361)       (44,979)
---------------------------------------------------------------------------------------------------------

          See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

             Consolidated Statements of Comprehensive Income (Loss)

                  Years ended December 31, 2003, 2002, and 2001
                                 (in thousands)

                                                                                2003           2002          2001

----------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                          $     163,935        (28,361)      (44,979)
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Foreign currency translation adjustments, net of tax                         10,636            539        (2,925)
----------------------------------------------------------------------------------------------------------------------
     Unrealized gains (losses) on fixed-maturity and equity securities:
         Unrealized holding gains (losses) arising during the period, net of effect on deferred policy acquisition costs of
            $46,700, $294,478, and $86,818 for 2003, 2002, and 2001,
            respectively, and net of tax expense (benefit) of $46,424,
            $347, and $(35,992) in 2003, 2002, and 2001, respectively             86,084            978       (67,044)
         Reclassification adjustment for (gains) losses included
            in net income, net of tax (expense) benefit of $(19,647),
            $68,261, and $34,137 in 2003, 2002, and 2001, respectively           (36,486)       126,770        63,397
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains (losses)                       49,598        127,748        (3,647)
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                       60,234        128,287        (6,572)
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income (loss)                      $     224,169         99,926       (51,551)
----------------------------------------------------------------------------------------------------------------------



          See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholders' Equity

                  Years ended December 31, 2003, 2002, and 2001
                                 (in thousands)


                                                                    2003           2002            2001
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $       20,000          20,000         20,000
---------------------------------------------------------------------------------------------------------

Preferred stock:
      Balance at beginning of year                                 18,903               -              -
      Issuance of Class A, Series A preferred stock                     -           8,909              -
      Issuance of Class A, Series B preferred stock                     -           9,994              -
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       18,903          18,903              -
---------------------------------------------------------------------------------------------------------

Loan to affiliate:
      Balance at beginning of year                               (250,000)              -              -
      Issuance of loan to affiliate                                     -        (250,000)             -
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                     (250,000)       (250,000)             -
---------------------------------------------------------------------------------------------------------

Additional paid-in capital:
      Balance at beginning of year                              2,123,371         830,274        830,274
      Capital contribution                                              -       1,293,097              -
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                    2,123,371       2,123,371        830,274
---------------------------------------------------------------------------------------------------------

Retained earnings:
      Balance at beginning of year                                665,014         693,375        738,354
      Net income (loss)                                           163,935         (28,361)       (44,979)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      828,949         665,014        693,375
---------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income:
   Accumulated unrealized holding gain:
      Balance at beginning of year                                156,483          28,735         32,382
      Net unrealized gain (loss) on investments during
          the year, net of deferred federal income taxes
          and deferred acquisition costs                           49,598         127,748         (3,647)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      206,081         156,483         28,735
---------------------------------------------------------------------------------------------------------

   Accumulated unrealized foreign currency gain (loss):
      Balance at beginning of year                                 (7,932)         (8,471)        (5,546)
      Net unrealized gain (loss) on foreign currency
          translation during the year, net of deferred
          federal income taxes                                     10,636             539         (2,925)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                        2,704          (7,932)        (8,471)

---------------------------------------------------------------------------------------------------------
      Total accumulated other comprehensive income                208,785         148,551         20,264
---------------------------------------------------------------------------------------------------------

                    Total stockholders' equity             $    2,950,008       2,725,839      1,563,913
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2003, 2002, and 2001
                                 (in thousands)



                                                                           2003            2002            2001
-------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
     Net income (loss)                                             $       163,935         (28,361)        (44,979)
-------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income (loss) to net
        cash provided by operating activities:
             Realized investment (gains) losses                            (56,134)        195,031          97,534
             Unrealized loss (gain) on annuity-related
                 options and reserves                                       12,442          20,065         (11,044)
             Deferred federal income tax (benefit) expense                (112,743)         58,045          (7,867)
             Charges to policy account balances                            (70,532)        (50,687)        (50,148)
             Interest credited to policy account balances                  700,141         503,080         411,728
             Depreciation and amortization                                  70,422           3,207          25,884
             Equity in earnings of equity method investees                  (7,687)        (15,055)         (4,682)
             Change in:
                 Accrued investment income                                 (59,599)        (52,932)        (27,958)
                 Receivables                                                 1,867          (1,061)         69,087
                 Reinsurance recoverable                                  (442,896)        107,498          36,548
                 Deferred acquisition costs                               (661,829)       (811,267)       (316,477)
                 Future benefit reserves                                   137,488         104,894          13,463
                 Policy and contract claims
                     and other policyholder funds                           64,690         142,109         (64,700)
                 Unearned premiums                                             132           1,010          (7,404)
                 Reinsurance payable                                        51,550         (37,609)        (10,028)
                 Deferred income on reinsurance                            227,352         (19,933)        (20,359)
                 Current tax recoverable                                   247,972         (36,264)        (50,307)
                 Accrued expenses and other liabilities                    101,264         (42,527)         (2,328)
                 Commissions due and accrued                               (39,002)         44,149           7,298
             Other, net                                                     (5,013)         (6,832)          6,477
-------------------------------------------------------------------------------------------------------------------
                 ----
                      Total adjustments                                    159,885         104,921          94,717
-------------------------------------------------------------------------------------------------------------------

             Net cash provided by operating activities                     323,820          76,560          49,738
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.         (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                  Years ended December 31, 2003, 2002, and 2001
                                 (in thousands)

                                                                                2003              2002              2001
------------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities                        $         323,820             76,560      49,738
------------------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed-maturity securities                             (17,260,665)        (10,938,153)     (5,108,299)
      Purchase of equity securities                                         (37,184)           (489,042)       (454,448)
      Purchase of real estate                                                  (254)            (22,749)        (57,742)
      Purchase of options                                                  (117,721)           (114,149)       (140,512)
      Funding of mortgage loans                                            (193,960)           (168,350)       (124,437)
      Sale and redemption of fixed-maturity securities                   11,696,250           6,794,431       2,442,611
      Matured fixed-maturity securities                                      32,065              34,249          65,080
      Sale of equity securities, tax-free exchanges and spin-offs            53,503             413,034         456,238
      Sale of real estate                                                     2,274              16,194             686
      Exercise of options                                                    28,944                   -               -
      Change in securities held under
          agreements to repurchase                                          445,385            (608,207)        819,968
      Repayment of mortgage loans                                            80,946              50,129          24,993
      Net change in short-term securities                                   707,199          (1,034,097)         11,833
      Purchase of home office property and equipment                         (8,986)            (10,390)        (66,677)
      Purchase of interest in equity method investees                        (4,542)            (12,782)         (9,320)
      Purchase of subsidiary                                                (50,888)                  -               -
      Loans to affiliates                                                  (350,000)                  -        (100,000)
      Other, net                                                            (13,342)                650          (2,636)
------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                              (4,990,976)         (6,089,232)     (2,242,662)
------------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                         6,506,877           6,821,605       2,958,810
      Policyholders' withdrawals from account balances                   (1,660,279)         (1,176,152)     (1,076,940)
      Policyholders' net transfers between account balances                (214,408)            (22,172)        235,971
      Change in amounts drawn in excess of bank balances                     39,855              10,724          36,552
      Change in mortgage notes payable                                       (1,000)            (12,878)         62,712
      Loan to affiliate                                                           -            (250,000)              -
      Proceeds from issuance of preferred stock                                   -             662,000               -
------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                           4,671,045           6,033,127       2,217,105
------------------------------------------------------------------------------------------------------------------------

                    Net change in cash                                        3,889              20,455          24,181

Cash at beginning of year                                                    86,263              65,808          41,627
------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                $         90,152              86,263          65,808
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Non-cash investing and financing activities:
      Preferred stock received from affiliate                      $              -             650,000               -
------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. and its subsidiaries (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See notes 9 and 13 to these financial statements for further information.

     The Company is a life insurance company that is licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2003 statutory net premium, 96%, 2%, and 2% of the Company's business is annuity, life, and accident and health, respectively. The annuity business is comprised of equity-indexed, variable, five-year deferral, and one-year deferral annuities representing 51%, 29%, 14%, and 6% of 2003 statutory net premium, respectively. Life business is comprised of both traditional and group life. Traditional life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business is comprised of HMO reinsurance, stop loss, provider excess, and group accident and health. In 2000, the Company made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will continue to decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies, and third-party marketing organizations.

     Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

     BASIS OF PRESENTATION

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
     (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements.

     NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY BUSINESS

     Nontraditional and variable life insurance and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholders' account, while revenues consist of amounts assessed against contractholders, including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' balance included in annuity benefits on the Consolidated Statements of Operations. The change in fair market value of embedded derivatives in equity-indexed products is included in net investment income.


                                       1                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)



     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on life products are recognized as income as earned ratably over the life of the contract. Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium-paying periods of the contracts. Matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

     VALUE OF BUSINESS ACQUIRED AND GOODWILL

     The value of insurance in-force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance is summarized below.

                                                                       2003          2002         2001
---------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $    156,769       160,645      189,454
Interest                                                                5,660         6,334        6,770
Amortization                                                          (22,276)      (10,210)     (24,351)
Cumulative adjustment - SFAS No. 133                                        -             -      (11,228)

                                                               ------------------------------------------
Balance, end of year                                             $    140,153       156,769      160,645
                                                               ------------------------------------------

     The net amortization of the VOBA in each of the next five years is expected to be: 2004 - $18,430; 2005 - $14,754; 2006 - $13,715; 2007 - $12,671; and
     2008 - $13,204.

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. During 2003, the Company acquired one partially owned organization, and increased its ownership in two partially owned organizations, which resulted in goodwill of $13,758. During 2002, the Company acquired one partially owned organization and increased its ownership in six partially owned organizations, which resulted in goodwill of $12,724.

     Prior to January 1, 2002, goodwill related to the purchase of LifeUSA Insurance Company was amortized on a straight-line basis over 20 years; all other goodwill was amortized over 15 years. Subsequent to January 1, 2002, in accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, goodwill has not been amortized. Accumulated amortization as of January 1, 2002, was $37,964. Comparable net income, excluding goodwill amortization, for 2001 is summarized below.
                                                              2001
------------------------------------------------------------------------
Net loss, as reported                                   $       (44,979)
Goodwill amortization                                            17,368
                                                        ----------------
Net loss, excluding goodwill amortization               $       (27,611)
                                                        ----------------


                                       2                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     The values of VOBA and goodwill assets are monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates are based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable and an impairment test is completed. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings. Based on these fair value calculations, there was no goodwill impairment in either 2003 or 2002.

     INTANGIBLE ASSET

     On May 30, 2003, the Company acquired the administrator of its variable annuity business, Delaware Valley Financial Services (DVFS), which resulted in an intangible asset arising from the transaction based on the existing administrative contract between the Company and DVFS. The intangible asset is being amortized over 15 years using the straight-line method.

     Recoverability of the value of the DVFS intangible asset falls under SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable. As of December 31, 2003, there are no events or changes in circumstances since the date of acquisition that warrant recoverability testing.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves.

                                                                        2003             2002             2001
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $      1,682,220       1,165,431          936,274

     Capitalization                                                  885,697         929,050          434,249
     Interest                                                         97,040          65,969           37,611
     Amortization                                                   (320,908)       (183,752)        (155,383)
     Change in Shadow DAC                                            (46,700)       (294,478)         (86,818)
     Cumulative adjustment - SFAS No. 133                                  -               -             (502)

                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $      2,297,349       1,682,220        1,165,431
                                                            --------------------------------------------------

     Adjustments to deferred acquisition costs are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to deferred acquisition costs related to deferred annuities and universal life products for investment activity such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits


                                       3                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)

     used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not non-investment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.5% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for interest-sensitive products are generally carried at accumulated contract values. For equity-indexed products, the policyholder obligation is divided into two parts - one part representing the fair value of the expected index benefit over the life of the contract, and the second part representing the value of the host contract. The index benefit is valued at fair value using current capital market observations, along with estimates of future policyholder behavior. The host contract is valued consistently with similar deferred annuity contracts without an index benefit.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using capital market scenarios along with estimates of future policyholder behavior.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for consistently with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     INVESTMENTS

     The Company classifies its entire fixed-maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value; unrealized gains and losses, net of tax, are credited or charged directly to stockholders' equity. The preferred stock of affiliate is


                                       4                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)

     carried at cost. The Company does not consider it practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of the preferred stock of affiliate are discussed in note 9. Securities held under repurchase agreements and forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the level yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances.

     Mortgage loans are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income in the Consolidated Statement of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

     The loans to affiliates are carried at cost, while fair value is calculated by management using the market price of a financial instrument with similar characteristics. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation. Partnerships are accounted for on the equity basis, with changes in carrying value included in investment income in the Consolidated Statement of Operations.

     Realized gains and losses are computed based on the specific identification method. The Company adjusts deferred policy acquisition costs for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholders' equity, net of related adjustments for deferred policy acquisition costs and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market, and industry. The Company may adjust deferred acquisition costs for impairments on fixed-maturity securities, as discussed in the deferred acquisition costs section of this note.

     As of December 31, 2003 and 2002, investments with a carrying value of $110,815 and $77,338, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed-maturity securities, fixed-maturity securities held under agreements to repurchase, securities held under forward commitments, and equity securities are based primarily on independent pricing services, broker quotes, and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Fair value of liabilities of securities held under agreements to repurchase and securities held under forward commitments are determined using the carrying amount due to the short-term nature of these liabilities. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.


                                       5                            (contineud)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     INVESTMENTS RECORDED USING THE EQUITY METHOD

     The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in other income on the Consolidated Statement of Operations. These gains were $7,687, $15,055, and $4,682 in 2003, 2002, and 2001, respectively.

     ACCOUNTING FOR OPTION CONTRACTS

     Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the appropriate underlying index with similar characteristics and has entered into derivative transactions using a combination of buying call options and writing put options tied to the appropriate underlying index with similar characteristics to economically hedge these risks. Management monitors correlation of in-force amounts and option contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate or take other management actions. As of December 31, 2003, management believes a satisfactory economic hedge exists.

     The option contracts are reported at fair value on the Consolidated Balance Sheet. The fair value of the options are obtained from counterparties and deemed by management to approximate the estimated market values. The policy and contract account balance liability for the benefits are reported in policy and contract account balances on the Consolidated Balance Sheet. Changes in unrealized gains and losses on the option contracts are recorded net of increases or decreases in the policy and contract account balance liability for the index benefit and are included in investment income on the Consolidated Statement of Operations. Incremental gains and losses from expiring options are included in investment income on the Consolidated Statement of Operations. Unrealized gains (losses) from option contracts used to hedge certain annuity products tied to the S&P 500 Index or NASDAQ 100 Index were $122,553, $(89,277), and $(67,641) in 2003, 2002, and 2001,
     respectively. Realized gains on the exercise of options is $28,944, $0, and $0 in 2003, 2002, and 2001, respectively. Increases (decreases) in the policy and contract account balance liability for the index benefit of certain annuity products were $156,028, $(69,212), and $(79,950) in 2003,
     2002, and 2001, respectively. Unrealized (losses) gains from option contracts used to hedge certain guaranteed benefits were $(1,941), $0, and $0 in 2003, 2002, and 2001, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain annuity products were $1,108, $0, and $0 in 2003, 2002, and 2001, respectively.

     The Company purchases and sells "over-the-counter" European-Asian put and call option contracts based upon the S&P 500 Index and the NASDAQ 100 Index. Three types of options are purchased: five-year options with daily averaging of the index during the last year of the contract, five-year cliquet options, which use monthly averaging of the index during each year and resets at each anniversary date of the option contract, and one-year call spread with monthly averaging of the Index. The strike price depends on the product, index period, cap, and credited rate. Another derivative strategy employed by the Company includes the combination of buying one-year call spread options and writing one-year put spread options. These derivatives are based on the S&P 500 and are point-to-point.

     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2003, 83% of contracts held were from five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for 4% of the contracts held at December 31, 2003. Management believes that no significant credit risk exists.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     As of December 31, 2003 and 2002, the Company had outstanding commitments with a face amount of $0 and $525,200, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) on a


                                       6                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)

     "to-be-announced" (TBA) basis. The interest rate on these securities was 6.5%. The Company received income from commitments of this type totaling $1,148, $12,966, and $34,023 in 2003, 2002, and 2001, respectively, which is reported in investment income on the Consolidated Statement of Operations. Forward commitment contracts are accounted for under the guidance prescribed by SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed `regular way' treatment and may be excluded from derivative accounting treatment. As of January 1, 2003, the Company enters into all forward commitment contracts with this intention. These standards are explained further in the Accounting Changes section of this note.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2003 and 2002, mortgage-backed securities underlying such agreements were carried at a market value of $663,247 and $211,006, respectively. The Company carried a liability representing the funds received under these agreements of $657,147 and $211,761 in 2003 and 2002, respectively. The interest rates on these securities ranged from 5.0% to 6.0% in 2003 and was 6.0% in 2002. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $68,707, $34,562, and $6,206 in 2003, 2002, and 2001, respectively, which is reported in investment income on the Consolidated Statement of Operations.

     HOME OFFICE PROPERTY AND EQUIPMENT

     Major improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are removed from the accounts, and resulting gains or losses are reflected in income.

     Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. These costs are being amortized, using the straight-line method, over a thirty-nine year period. Interest was capitalized in connection with the construction and recorded as part of the asset to which it related and is being amortized over the asset's estimated useful life. The amount of capitalized costs amortized, including interest, during 2003, 2002, and 2001, was $2,238, $2,231, and $837, respectively.

     INCOME TAXES

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

     SEPARATE ACCOUNTS

     Separate accounts represent funds for which investment income and investment gains and losses accrue directly to policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally


                                       7                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)

     segregated and are not subject to claims that arise out of any other business of the Company.

     Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholders' and contractholders' account.

     RECEIVABLES

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables.

     ACCOUNTING CHANGES

     SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - DEFERRAL OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 133 and SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITY, was adopted effective January 1, 2001. The Statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. The Company has marked all material derivative instruments to market. Adoption of SFAS No. 133 on January 1, 2001 resulted in a cumulative effect of change in accounting, net of taxes, of $6,257, which was recognized as a loss in the Consolidated Statement of Operations. This loss was comprised of an $8,627 net loss due to the bifurcation and fair value determination of the policy and contract account balance liability for the index benefit in the equity-indexed annuity products offset by a net gain of $2,370 to mark securities held under forward commitment contracts to fair market values.

     SFAS No. 133 was further amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, which was adopted effective January 1, 2003. SFAS No. 149 further clarified the definition of a derivative and accounting for "regular way" securities trades. Adoption of this Statement did not have a material impact on the financial statements.

     In July 2001, the Financial Accounting Standards Board (FASB) issued SFAS No. 141, BUSINESS COMBINATIONS, and SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria that must be met in order for the intangible assets acquired in a purchase method business combination to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142.

     The Company adopted SFAS No. 141 in July 2001 and SFAS No. 142 on January 1, 2002. The Company evaluated its existing intangible assets and goodwill acquired in a prior purchase business combination and determined no reclassifications were necessary. The Company also performed the required test for impairment upon adoption and determined that goodwill was not impaired.

     In November 2002, the FASB issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS. This Interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the


                                       8                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. This Interpretation was adopted effective January 1, 2003 and did not have a material impact on the consolidated financial statements.

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51. This Interpretation clarifies the application of Accounting Research Bulletin
     (ARB) No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This Interpretation is effective for all financial statements issued after January 31, 2003 to variable interest entities created or in which an enterprise obtains an interest in after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. This Interpretation was adopted effective February 1, 2003 and did not have a material impact on the consolidated financial statements.

     In April 2003, the FASB issued the Derivatives Implementation Group (DIG) Issue B36, BIFURCATION OF EMBEDDED CREDIT DERIVATIVES, which addresses the accounting for reinsurance arrangements that provide for sharing of investment results on an underlying investment portfolio between a reinsurer and the ceding company. The DIG issue addresses whether certain reinsurance arrangements may include an embedded derivative under SFAS No. 133 to be identified and accounted for separately from the reinsurance arrangement by both the ceding and assuming companies. This DIG issue was adopted effective October 1, 2003 and did not have a material impact on the consolidated financial statements.

     SFAS No. 150, ACCOUNTING FOR CERTAIN FINANCIAL INSTRUMENTS WITH CHARACTERISTICS OF BOTH LIABILITIES AND EQUITY, establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This Statement is effective for financial instruments entered into after May 31, 2003; otherwise effective at the beginning of the first interim period beginning after June 15, 2003, except for mandatorily redeemable financial instruments of nonpublic entities which are subject to the provisions of this Statement for the first fiscal period beginning after December 15, 2003. This Statement was adopted effective June 1, 2003 and did not have a material impact on the financial statements.

     ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statements of Position (SOP) 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, effective for financial statements for fiscal years beginning after December 15, 2003. It addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. The impact of this Statement on the Company's consolidated financial statements is unknown at this time, but is expected to be material.

     In December 2003, the FASB issued Staff Position (FSP) 106-1, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (THE ACT). FSP No. 106-1 addresses interim accounting and disclosure requirements for the Act, which was signed into law in December 2003. The Act introduces a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the drug benefit provided under Medicare. In accordance with this FSP, the Company, which sponsors a medical plan for its employees and certain retirees, has not reflected the effects of this Act in the financial statements or accompanying notes to the financial statements. Authoritative guidance on the accounting for the federal subsidy is pending and, when issued, could require the Company to change previously reported information. However, the impact on the financial statements is not known at this time.


                                       9                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

(2)  SALE OF LIFE REINSURANCE BUSINESS

     During 2003, the Company made the decision to exit the traditional life reinsurance business. As a result of this decision, effective July 1, 2003, the Company entered into a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA), to coinsure this block of business. In connection with this agreement, the Company recognized a recoverable on future policy benefit reserves of $379,781 and received a ceding commission of $310,000. The related gain of $264,095 was deferred and will be amortized into operations over the revenue-producing period of the related reinsured policies. During 2003, $18,223 was amortized and included in other revenue in the Consolidated Statement of Operations.

     Also, in connection with this agreement, the Company entered into a Transition Services Agreement in which certain expenses incurred by the Company throughout the transition period are reimbursed by RGA. During 2003, the Company recorded reimbursements of $5,388, which are recorded in general and administrative expenses in the Consolidated Statement of Operations.

     In accordance with SFAS No. 146, the Company recorded a liability for termination benefits for employees terminated as a result of this agreement, which is included in accrued expenses in the Consolidated Balance Sheet. The related expense is included in general and administrative expenses on the Consolidated Statement of Operations. The remaining liability for termination benefits at December 31, 2003 is $5,030. Termination benefits of $323 were paid during 2003.




                                       10                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


(3)  INVESTMENTS

     Investments at December 31, 2003 consist of:

                                                                                              Amount shown on
                                                                Amortized        Estimated       consolidated
                                                                  cost             fair             balance
                                                                 or cost           value             sheet
---------------------------------------------------------------------------------------------------------------

Fixed-maturity securities:
      U.S. government                                      $        839,996          865,660           865,660
      States and political subdivisions                             127,155          128,633           128,633
      Foreign government                                             98,862          106,857           106,857
      Public utilities                                              316,298          337,803           337,803
      Corporate securities                                       11,346,784       12,017,418        12,017,418
      Mortgage-backed securities                                  4,209,213        4,178,453         4,178,453
      Collateralized mortgage obligations                           164,351          175,075           175,075
---------------------------------------------------------------------------------------------------------------

           Total fixed-maturity securities                       17,102,659       17,809,899        17,809,899
---------------------------------------------------------------------------------------------------------------

Securities held under agreements to repurchase                      685,544          663,247           663,247
---------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Banks, trusts, and insurance companies                       204              267               267
           Industrial and miscellaneous                             443,988          503,944           503,944
      Preferred stocks                                                3,216            3,297             3,297
---------------------------------------------------------------------------------------------------------------

           Total equity securities                                  447,408          507,508           507,508
---------------------------------------------------------------------------------------------------------------

Other investments:
      Preferred stock of affiliate                                  650,000            XXXXX           650,000
      Mortgage loans on real estate                                 893,845            XXXXX           893,845
      Certificates of deposit and
           short-term securities                                    624,546            XXXXX           624,546
      Policy loans                                                   65,638            XXXXX            65,638
      Real estate                                                   344,536            XXXXX           344,536
      Partnerships                                                   36,351            XXXXX            36,351
      Options                                                       431,739            XXXXX           431,739
      Loans to affiliates                                           450,000            XXXXX           450,000
      Investment in equity-method investees                           8,148            XXXXX             8,148
      Other long-term investments                                       639            XXXXX               639
---------------------------------------------------------------------------------------------------------------

           Total other investments                                3,505,442            XXXXX         3,505,442
---------------------------------------------------------------------------------------------------------------

           Total investments                               $     21,741,053            XXXXX        22,486,096
---------------------------------------------------------------------------------------------------------------


                                       11                           (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     At December 31, 2003 and 2002, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of securities are as shown in the following table.

                                                         Amortized          Gross            Gross           Estimated
                                                           cost           unrealized       unrealized           fair
                                                          or cost           gains            losses            value
--------------------------------------------------------------------------------------------------------------------------

2003:
      Fixed-maturity securities:
           U.S. government                        $           839,996          31,069            5,405            865,660
           States and political subdivisions                  127,155           8,135            6,657            128,633
           Foreign government                                  98,862           7,995                -            106,857
           Public utilities                                   316,298          23,239            1,734            337,803
           Corporate securities                            11,346,784         735,941           65,307         12,017,418
           Mortgage-backed securities                       4,209,213          27,806           58,566          4,178,453
           Collateralized mortgage obligations                164,351          10,798               74            175,075
--------------------------------------------------------------------------------------------------------------------------
          Total fixed-maturity securites                   17,102,659         844,983          137,743         17,809,899
      Securities held under agreements
                to repurchase                                 685,544               3           22,300            663,247
      Equity securities                                       447,408          73,066           12,966            507,508
--------------------------------------------------------------------------------------------------------------------------

          Total                                   $        18,235,611         918,052          173,009         18,980,654
--------------------------------------------------------------------------------------------------------------------------

2002:

      Fixed-maturity securities:
           U.S. government                        $         1,395,670          81,239                -          1,476,909
           States and political subdivisions                   67,018           9,610                -             76,628
           Foreign government                                  60,823           8,805                -             69,628
           Public utilities                                   312,012          21,941            5,655            328,298
           Corporate securities                             7,269,201         565,394           91,606          7,742,989
           Mortgage-backed securities                       2,646,536          65,818              546          2,711,808
           Collateralized mortgage obligations                235,156          24,295                7            259,444
--------------------------------------------------------------------------------------------------------------------------
          Total fixed-maturity securities                  11,986,416         777,102           97,814         12,665,704
      Securities held under agreements
                to repurchase                                 200,051          10,955                -            211,006
      Securities held under forward
                commitments                                   546,702               -                -            546,702
      Equity securities                                       495,289          12,627           80,902            427,014
--------------------------------------------------------------------------------------------------------------------------

          Total                                   $        13,228,458         800,684          178,716         13,850,426
--------------------------------------------------------------------------------------------------------------------------


                                       12                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     The net unrealized gains (losses) included in stockholders' equity consists of the following at December 31:

                                                                2003                2002                2001
--------------------------------------------------------------------------------------------------------------

      Fixed maturities                            $          707,240              679,288             136,708
      Securities held under agreements
           to repurchase                                     (22,297)              10,955               3,750
      Equities                                                60,100              (68,275)             (9,324)
      Adjustments for:
            Deferred policy acquisition costs               (427,996)            (381,296)            (86,818)
            Deferred taxes                                  (110,966)             (84,189)            (15,581)
--------------------------------------------------------------------------------------------------------------

      Net unrealized gains                        $          206,081              156,483              28,735
--------------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on fixed-maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred policy acquisition costs were $(5,300), $549,785, and $123,724 in each of the years ended December 31, 2003, 2002, and 2001, respectively.

     The changes in net unrealized gains (losses) in equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $128,375, $(58,951), and $(42,409) for the years ended December 31, 2003, 2002, and 2001, respectively.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty are $5,920,259 as of December 31, 2003.

                                                                           Amortized             Estimated
                                                                             cost               fair value
--------------------------------------------------------------------------------------------------------------

       Due in one year or less                                      $           214,077               218,098
       Due after one year through five years                                  2,523,981             2,709,567
       Due after five years through ten years                                 4,244,311             4,487,215
       Due after ten years                                                    5,746,726             6,041,491
       Mortgage-backed securities and collateralized
           mortgage obligations                                               4,373,564             4,353,528
--------------------------------------------------------------------------------------------------------------

       Totals                                                       $        17,102,659            17,809,899
--------------------------------------------------------------------------------------------------------------



     Proceeds from sales of available-for-sale fixed-maturity securities investments during 2003, 2002, and 2001 were $9,423,583, $5,740,662, and
     $2,343,370, respectively. Gross gains of $128,950, $99,603, and $51,706 and gross losses of $36,290, $87,650, and $35,434 were realized on those sales of securities in 2003, 2002, and 2001, respectively. In 2003, 2002, and 2001, losses of $3,094, $141,239, and $35,674, respectively, were recognized on fixed-maturity securities for other than temporary impairment. The Company also purchased forward commitments of $0, $2,672,100, and $5,323,595 and sold forward commitments of $547,090, $2,129,235, and $5,323,595 during 2003, 2002, and 2001, respectively.

     Proceeds from the sale of available-for-sale equity securities investments were $47,783, $410,026, and $445,904 during 2003, 2002, and 2001, respectively. Proceeds from tax-free exchanges, redemptions, spin-offs, and


                                       13                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     consents from available-for-sale equity securities were $5,720, $3,008, and $10,334 during 2003, 2002, and 2001, respectively. Gross gains of $3,542, $30,496, and $84,386 and gross losses of $3,132, $80,301, and $78,928 were realized on those sales in 2003, 2002, and 2001, respectively. In 2003, 2002, and 2001, losses of $32,172, $16,086, and $85,631, respectively, were recognized on equity securities for other than temporary impairment.

     As of December 31, 2003 and 2002, the Company held options purchased (asset) with an amortized cost of $459,033 and $390,599, and fair market value of $431,739 and $195,496, respectively. The notional amounts of the option contracts purchased were $4,839,338 and $3,075,888 at December 31, 2003 and 2002, respectively. As of December 31, 2003, the Company held options sold (liability) with a basis of $12,691 and fair market value of $7,043. The notional amounts of the option contracts sold were $237,339 at December 31, 2003.

     Net realized investment gains (losses) for the respective years ended
       December 31 are summarized as follows:

                                                                2003                2002                2001
--------------------------------------------------------------------------------------------------------------

Fixed-maturity securities                         $           89,566             (129,286)            (19,402)
Equity securities                                            (31,762)             (65,891)            (80,173)
Mortgage loans                                                (1,719)              (1,662)                  -
Real estate                                                        -                1,333               5,857
Other                                                             49                  475              (3,816)
--------------------------------------------------------------------------------------------------------------
           Net gains (losses) before taxes                    56,134             (195,031)            (97,534)

Tax expense (benefit) on net
      realized gains (losses)                                 19,648              (68,261)            (34,137)
--------------------------------------------------------------------------------------------------------------

           Net gains (losses) after taxes         $           36,486             (126,770)            (63,397)
--------------------------------------------------------------------------------------------------------------


     The valuation allowances on mortgage loans at December 31, 2003, 2002, and 2001 and the changes in the allowance for the years then ended are summarized as follows:



                                                                  2003             2002              2001
---------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                 $         11,847           10,185            11,279

     Charged to operations                                            1,719            1,662                 -
     Charged to allowance                                                 -                -            (1,094)

---------------------------------------------------------------------------------------------------------------

Balance, end of year                                       $         13,566           11,847            10,185
---------------------------------------------------------------------------------------------------------------


                                          14                        (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)

  Major categories of net investment income for the respective years ended
     December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                                                 2003                2002                 2001
--------------------------------------------------------------------------------------------------------------------

Interest:
      Fixed-maturity securities                         $          955,450              629,286             449,393
      Mortgage loans                                                68,149               54,533              47,744
      Policy loans                                                   3,066                2,596               1,695
      Short-term securities                                         12,493               15,093              16,786
Dividends:
      Preferred stock                                                  145                  143                  93
      Common stock                                                   8,445                6,714               5,019
Change in market value of equity-indexed
      annuity-related reserves                                    (157,136)              69,212              79,950
Change in market value of equity-indexed annuity
      and guaranteed benefit-related options                       120,612              (89,277)            (67,641)
Gain on exercise of equity-indexed annuity and
      guaranteed benefit related options                            28,944                    -                   -
Interest on assets held by reinsurers                                5,643                5,713               6,023
Income from securities held under forward
      commitments                                                    1,148               12,966              34,023
Rental income on real estate                                        37,149               39,162              40,109
Other invested assets                                               25,629                 (649)             12,871
--------------------------------------------------------------------------------------------------------------------
           Total investment income                               1,109,737              745,492             626,065

Investment expenses                                                 45,729               36,218              32,006
--------------------------------------------------------------------------------------------------------------------

           Net investment income                        $        1,064,008              709,274             594,059
--------------------------------------------------------------------------------------------------------------------


     The Company reviews the entire investment portfolio each quarter to determine whether or not declines in market value are other than temporary.
     Generally, equity securities that have a market value at least 20% below average cost for at least six months are considered other than temporarily impaired. Fixed-income securities meeting the same criteria are also reviewed for possible impairment. However, factors in addition to average cost and market value, including credit quality, market analysis, current events, and management's judgment, are also used to determine whether fixed-income securities are considered other than temporarily impaired. The securities that are considered impaired are written down to current market value as of the last business day of the respective quarter.




                                       15                          (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


Unrealized losses and the related fair value for the year ended December 31, 2003 are shown below.



                                      Less than 13 months        13 months or longer                 Total
                                   -------------------------- -------------------------- ---------------------------
                                   ---------------------------------------------------------------------------------
                                    Fair value  Unrealized lossFair value  Unrealized lossFair value  Unrealized losses
                                   ---------------------------------------------------------------------------------
                                   -------------------------- -------------------------- ---------------------------
Fixed-maturity securities:
    U.S. government             $       149,278        5,405             -            -       149,278         5,405
    States and political subdivisions    54,742        6,657            14            -        54,756         6,657
    Foreign government                        -            -             -            -             -             -
    Public utilities                     25,200          691         5,411        1,043        30,611         1,734
    Corporate securities              1,801,161       58,776        38,218        6,531     1,839,379        65,307
    Mortgage-backed securities        3,394,474       58,566             -            -     3,394,474        58,566
    Collateralized mortgage                                                                         -             -
      obligations                         2,350           74             -            -         2,350            74
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      Total fixed-maturity securities 5,427,205      130,169        43,643        7,574     5,470,848       137,743
Securities held under agreements
    to repurchase                       650,849       22,300             -            -       650,849        22,300
Equity securities                        34,440        3,281       108,227        9,685       142,667        12,966
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
      Total temporarily impaired
      securities                $     6,112,494      155,750       151,870       17,259     6,264,364       173,009
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

As of December 31, 2003, the number of investment holdings that were in an unrealized loss position was 682 and 24 for fixed-maturity and equity securities, respectively.

                                       16                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


(4)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                    2003                              2002
-----------------------------------------------------------------------------------------------------------------
                                                  Carrying            Fair          Carrying           Fair
                                                   amount            value           amount            value
                                                --------------   ---------------  --------------   --------------
Financial assets

    Fixed-maturity securities:
       U.S. government                        $       865,660           865,660       1,476,909        1,476,909
       States and political subdivisions              128,633           128,633          76,628           76,628
       Foreign governments                            106,857           106,857          69,628           69,628
       Public utilities                               337,803           337,803         328,298          328,298
       Corporate securities                        12,017,418        12,017,418       7,742,989        7,742,989
       Mortgage-backed securities                   4,178,453         4,178,453       2,711,808        2,711,808
       Collateralized mortgage obligations            175,075           175,075         259,444          259,444
    Securities held under agreements
       to repurchase                                  663,247           663,247         211,006          211,006
    Securities held under forward
       commitments                                          -                 -         546,702          546,702
    Equity securities                                 507,508           507,508         427,014          427,014
    Mortgage loans                                    893,845           982,476         782,550          865,479
    Short-term securities                             624,546           624,546       1,331,745        1,331,745
    Policy loans                                       65,638            65,638          43,964           43,964
    Options                                           431,739           431,739         195,496          195,496
    Loans to related parties                          450,000           469,211         100,000          118,190
    Cash                                               90,152            90,152          86,263           86,263
    Separate account assets                         8,695,296         8,695,296       5,418,863        5,418,863

Financial liabilities

    Investment contracts                           21,266,168        20,487,798      15,306,455       15,448,398
    Securities held under agreements
       to repurchase                                  657,146           657,146         211,761          211,761
    Securities held under forward
       commitments                                          -                 -         548,322          548,322
    Mortgage notes payable                             94,970            94,970          95,970           95,970
    Separate account liabilities                    8,695,296         8,378,401       5,418,863        5,263,033
-----------------------------------------------------------------------------------------------------------------

     See note 1, "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

     Investment contracts include certain reserves related to deferred annuity and UL products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the balance sheet.

(5)  LONG-TERM DEBT

     The Company has a loan agreement with Wells Fargo Bank (Wells Fargo) for financing the Company's headquarter facility. As of December 31, 2003 and 2002, the amount of the loan was $86,970. The interest on the loan is paid out each month and is calculated at the LIBOR plus 0.625%. The loan will mature on April 29, 2005; however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities

                                           17                       (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)



     equal to 110% of the principal outstanding. As of December 31, 2003 and 2002, $96,000 and $96,853, respectively, was pledged in accordance with the agreement.


(6)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2003 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

     Activity in the accident and health claim reserves is summarized as follows:

                                                                         2003              2002              2001
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance
     recoverables of $485,852, $354,216, and $265,489         $        208,965           283,801           388,563

Adjustment primarily related to commutation
     and assumption reinsurance on blocks of business                   (7,594)           (6,108)          (90,030)

Incurred related to:
     Current year                                                      127,897           105,619           293,922
     Prior years                                                         4,182           (33,969)          (31,687)
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                         132,079            71,650           262,235
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       41,620            52,071           129,773
     Prior years                                                        74,874            88,307           147,194
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             116,494           140,378           276,967
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $566,437, $485,852, and $354,216        $        216,956           208,965           283,801
-------------------------------------------------------------------------------------------------------------------


     The accident and health reserves related to claims incurred in prior years decreased by $33,969 and $31,687 in 2002 and 2001, respectively. These changes are largely due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business. In 2003, the slight increase in prior year incurred claims is related to the volatility inherent in a small block of long-term care business offsetting the decreases related to the run-off business. Paid claims in 2003 are also significantly lower than 2002 and 2001 due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business.


                                       18                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)



(7)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Life insurance, annuities, and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                            Percentage
                                                        Assumed            Ceded                             of amount
                                     Direct           from other          to other             Net            assumed
        Year ended                   amount            companies         companies           amount           to net
------------------------------------------------------------------------------------------------------------------------

December 31, 2003:

Life insurance in force      $        18,601,366        283,412,772        173,197,201       128,816,937         220.0%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                102,117            492,190            345,881           248,426         198.1%
     Annuities                           238,117                283             17,761           220,639           0.1%
     Accident and health                 278,788            106,805            190,484           195,109          54.7%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           619,022            599,278            554,126           664,174          90.2%
------------------------------------------------------------------------------------------------------------------------

December 31, 2002:

Life insurance in force      $        24,235,693        231,271,250         27,436,079       228,070,864         101.4%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                119,088            425,111            127,329           416,870         102.0%
     Annuities                           308,957                366             17,903           291,420           0.1%
     Accident and health                 388,493             88,506            310,483           166,516          53.2%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           816,538            513,983            455,715           874,806          58.8%
------------------------------------------------------------------------------------------------------------------------

December 31, 2001:

Life insurance in force      $        28,755,620        194,301,542         25,851,346       197,205,816          98.5%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                147,396            390,343            122,058           415,681          93.9%
     Annuities                           200,117                447             23,359           177,205           0.3%
     Accident and health                 452,519            141,156            229,580           364,095          38.8%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           800,032            531,946            374,997           956,981          55.6%
------------------------------------------------------------------------------------------------------------------------

                                       19                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     Included in reinsurance recoverables at December 31, 2003 are $2,039,113, $827,784, and $573,688 recoverable from three insurers who, as of December 31, 2003, were rated A or higher by A.M. Best's Insurance Reports.

     Also included in reinsurance recoverables at December 31, 2003 is $696,719 from SCOR Life U.S. Re Insurance Company (Scor Life Re), a subsidiary of SCOR Group, a French company. The SCOR Group has been addressing capital concerns and was rated B++ by A.M. Best's Insurance Reports. While the Company does not have a trust agreement in place to cover its exposure, the Company is carefully monitoring the situation and management believes the asset is fully recoverable at December 31, 2003.

     Of the amounts ceded to others, the Company ceded life insurance in force of $9,534, $6,683,052, and $5,958,233 in 2003, 2002, and 2001,
     respectively, and life insurance premiums earned of $5,777, $11,620, and $10,774 in 2003, 2002, and 2001, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $447, $1,752, and $9,128 in 2003, 2002, and 2001,
     respectively.

     As discussed in note 2, effective July 1, 2003, the Company entered into a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc., to coinsure the traditional life reinsurance block of business. Related to this transaction, the Company recaptured certain traditional life reinsurance business previously ceded to Allianz AG which resulted in a gain of $3,000.

     Effective July 15, 2003, the Company entered into two assumption reinsurance agreements whereby Canadian blocks of business were sold to unrelated insurance companies. In connection with these agreements, the Company transferred reserves of $4,368 and recognized a gain of $1,393 in 2003.

     Throughout 2003, 2002, and 2001, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance-assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premiums of $15,019, $156,541, and $55,398 and received expense allowances of $4,345, $38,073, and $11,921 in 2003, 2002, and 2001,
     respectively.

     Effective May 1, 2001, the Company entered into an assumption reinsurance agreement whereby a Canadian disability block of business was sold to an unrelated insurance company. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. The Company transferred reserves of $77,778 and recognized a loss of $3,836 in connection with this agreement. In 2001, the Company also entered into a commutation agreement with an unrelated company transferring net reserves of $12,252 and recognizing a gain of $6,934.

     Effective December 31, 2001, the Company entered into a combination coinsurance and modified coinsurance contract, as well as a yearly renewable term reinsurance agreement with an unrelated insurance company to reinsure a block of traditional life business. This agreement does not qualify as reinsurance according to SFAS No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, but does qualify as financial reinsurance under statutory accounting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $222,534, $152,301, and $97,929, and recorded a ceding allowance of $60,050, $44,618, and $63,472 in 2003, 2002, and 2001, respectively.
     Recoverables on future benefit reserves as of December 31, 2003 and 2002 was $236,013 and $142,033, respectively. Impact under GAAP accounting was immaterial.

     Effective December 31, 2001, the Company entered into another combination coinsurance and modified coinsurance contract with an unrelated insurance company to reinsure a block of in force variable annuity business. This agreement also did not qualify as reinsurance under SFAS No. 113, but is reported as financial reinsurance under statutory reporting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $3,250, $4,500, and $1,540,000, and recorded a ceding allowance of $6,849, $11,200, and $15,000 in 2003, 2002, and 2001, respectively. Recoverables on


                                       20                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     policy and contract account balances, as of December 31, 2003 and 2002, was $7,595 and $10,200, respectively. Impact under GAAP accounting was immaterial. Effective October 1, 2003 the aforementioned combination coinsurance and modified coinsurance contract was terminated.

     Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of life and annuity business with 1999 premium of $97,100. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2003, 2002, and 2001, $6,412, $6,380, and $6,247, respectively, was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2003 and 2002 was $65,745 and $72,157, respectively.

     Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business, including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2003, 2002, and 2001, $10,806, $12,145, and $12,617, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2003 and 2002 was $41,696 and $52,502, respectively.

(8)  INCOME TAXES

     INCOME TAX EXPENSE (BENEFIT)

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                        2003             2002             2001
--------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:

     Current tax expense (benefit)                          $       178,514          (74,379)          (2,544)

     Deferred tax (benefit) expense                                (112,743)          58,045           (7,867)
--------------------------------------------------------------------------------------------------------------

Total income tax expense (benefit)
     attributable to operations                                      65,771          (16,334)         (10,411)

Tax benefit due to cumulative effect of
     change in accounting                                                 -                -           (3,369)
--------------------------------------------------------------------------------------------------------------

Total income tax expense (benefit)
     attributable to net income                                      65,771          (16,334)         (13,780)

Income tax effect on equity:
     Income tax expense (benefit) allocated to
       stockholders' equity:
        Attributable to unrealized
            gains and losses on investments                          26,777           68,608           (1,855)
        Attributable to unrealized
            gains and losses on foreign exchange                      5,924              214           (1,575)
--------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                           $        98,472           52,488          (17,210)
--------------------------------------------------------------------------------------------------------------

                                       21                           (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)



     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                       2003             2002             2001
--------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) computed at
      the statutory rate                                    $         80,397         (15,643)         (17,196)
Dividends received deductions and tax-
      exempt interest                                                 (5,591)         (3,702)          (4,811)
Adequacy release                                                      (9,736)              -                -
Foreign tax, net                                                         869            (395)            (931)
Tax provision to tax return adjustments                               (1,551)          2,709            5,015
Goodwill amortization                                                      -               -            5,827
Other                                                                  1,383             697            1,685
--------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported         $         65,771         (16,334)         (10,411)
--------------------------------------------------------------------------------------------------------------

     Included in the adequacy release for 2003 is a one-time adjustment of $5,236 resulting from a comprehensive tax balance sheet review. The remaining 2003 adequacy release of $4,500 relates to favorable IRS exam settlements.

     Tax provision to tax return adjustments arise from the Company's use of estimates to calculate income tax expense. These estimates may differ from what is ultimately filed on the Company's tax return. For the years presented, the primary adjustments relate to dividends received deductions and tax-exempt interest.


                                       22                          (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                   2003                2002
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Provision for post retirement benefits                         $            3,014                2,978
      Policy reserves                                                           743,232              479,636
      Impaired assets                                                            29,437               42,998
      Investment income                                                          33,730               32,792
      Coinsurance deferred income                                               128,943               49,764
      Expense accruals                                                           30,454               22,423
      Net operating loss carryforward                                                 -               49,657
      Other                                                                      11,629                7,227
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                            980,439              687,475
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                                843,760              625,431
      Net unrealized gain on investments and foreign exchange                   112,422               79,720
      Depreciation/amortization                                                  15,915               10,286
      Due and deferred premiums                                                   4,263               28,191
      Value of business acquired                                                 49,054               54,869
      Other                                                                       2,174               16,818
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                     1,027,588              815,315
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $           47,149              127,840
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries, and USAllianz Securities, Inc. generally will be paid for the tax benefit on their losses and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $16,000, $24, and $49,481 in 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, the Company had a tax payable/(recoverable) from AZOA of $160,571 and $(84,882), respectively, reported in income tax payable and income tax recoverable, respectively, on the Consolidated Balance Sheet.

     At December 31, 2003 and 2002, the Company had a tax payable/(recoverable) separate from the agreement with AZOA in the amount of $178 and $(2,341), respectively. These amounts are for foreign taxes and taxes recoverable from subsidiaries.


                                       23                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


(9)  RELATED-PARTY TRANSACTIONS

     In December 2003, the Company entered an agreement to lend Allianz AG $350,000. The loan plus interest will be repaid over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $1,108 was earned during 2003 and is included in investment income on the Consolidated Statements of Operations. The loan is collateralized by 8,000 shares of Assurances Generales de France S.A., a publicly traded subsidiary of Allianz AG. These shares had a market value of $433,873 at December 31, 2003.

     The Company purchases option contracts and writes put options with Dresdner Bank Aktiengesellschaft, a subsidiary of Allianz AG, as part of a derivative hedging strategy (see further discussion in note 1). During 2003, contracts purchased and puts written were $19,215 and $916, respectively.

     During 2002, the Company issued 8,909,195 shares of Class A, Series A preferred stock and 9,994,289 shares of Class A, Series B preferred stock with a par value of $1.00 per share to AZOA at $35.02 per share resulting in proceeds of $662,000 to the Company. See further discussion in note 13 to these consolidated financial statements.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of Allianz Global Risks US Insurance Company
     (AGR) preferred stock, a wholly owned subsidiary of AZOA. AGR was formerly known as Allianz Insurance Company. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value of these shares and the amount AZOA paid for the shares upon issuance. The assigned value was derived from the underlying statutory net book value of AGR and the ownership percentage each share represents. The shares carry a liquidation preference equal to the Purchase Price plus an amount necessary to yield an annual return of 6%, compounded annually, and is also redeemable at an amount equal to the liquidation preference. In addition, the Company, at its option, may convert each share into one share of common stock of AGR.

     The Company's investment in AGR preferred stock represents 23.7% of the outstanding shares of AGR and is accounted for in accordance with the cost method at the Purchase Price. The number of shares and Purchase Price was determined ratably with existing common shares based on statutory book value as of September 30, 2002. Under the cost method, potential unrealized gains are not recognized, even though the contractual rights of the shares provide for either redemption with a cumulative yield of 6% or conversion to common shares.

     The AGR preferred stock carries a redemption value equal to the liquidation preference less actual dividends paid. As of December 31, 2003 and 2002, the redemption value of the AGR preferred stock approximates $689,000 and $650,000, and the book value of the underlying common shares the Company could obtain upon conversion approximates $1,258,841 and $1,169,528, respectively. As there is no quoted market price for the common stock of this non-traded affiliate, it was not practicable to estimate the market value of an investment representing 23.7% of the issued stock without incurring excessive costs.

     In connection with its investment in AGR preferred stock, the Company entered into a stand-by stock purchase agreement with Allianz AG, which entitles the Company to sell these preferred shares to Allianz AG at a price equal to their then current redemption value. The agreement has a one-year term and is automatically renewed annually unless terminated in writing by Allianz AG. This agreement may be exercised in the event of certain rating agency downgrades of Fireman's Fund Insurance Company (an affiliate) to levels as specified in the agreement. In consideration for this right, the Company agreed to pay an annual premium equal to 0.3% of the Purchase Price of the shares.

     In December 2002, the Company entered in to an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. The outstanding loan balance is included as a component of stockholders' equity in the


                                       24                           (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     Consolidated Balance Sheet. Interest of $15,042 and $500 was earned during 2003 and 2002, respectively, and is included in investment income on the Consolidated Statements of Operations.

     Effective January 26, 2001, the Company entered in to an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of AGR, which has a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $7,200, $7,160 and $6,681 was earned during 2003, 2002, and 2001, respectively, and is included in investment income on the Consolidated Statements of Operations.

     As detailed above, the Company recorded related party invested assets of $1,100,000 and $750,000 at December 31, 2003 and 2002, respectively, representing 4.9% and 4.3% of total invested assets and 37.3% and 27.5% of capital for the respective year. Excluding these transactions, the Company's capital would have been $1,850,008 and $1,975,839 at December 31, 2003 and 2002, respectively. The Company does not foresee a credit risk with these investments given the financial strength of Allianz AG, which currently has an A.M. Best rating of A+.

     The Company reimbursed AZOA $9,357, $11,285, and $10,003, in 2003, 2002, and 2001, respectively, for certain administrative and investment management services performed.

     The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $1,069, $1,640, and $1,811 in 2003, 2002, and
     2001, respectively. The Company's liability for data center and other system support charges was $233 and $0 at December 31, 2003 and 2002, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.

(10)  EMPLOYEE BENEFIT PLANS

     The Company previously participated in the Allianz Primary Retirement Plan
     (PRP), a defined contribution plan. Effective December 31, 2002, the Company terminated the PRP and merged it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who had not completed the requirements to be fully vested became 100% vested. Total PRP contributions were $3,611, and $3,023 in 2002 and 2001, respectively.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. Effective July 18, 2002, the maximum contribution per payroll was waived, although contributions remain subject to annual limitations set by ERISA. The AAAP will accept participant's pre-tax or after-tax contributions up to 99% of the participants' eligible compensation. Effective January 1, 2002, under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. In 2001, the Company matched 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. Effective January 1, 2003, the Company may declare a discretionary match following year-end. The Company declared a discretionary match of 2% of employees' salaries, for the Plan year ended December 31, 2003, reported in general and administrative expenses on the Consolidated Statement of Operations and will be funded in 2004. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

                                       25                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)



     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $7,362, $3,210, and $2,861 in 2003, 2002, and 2001, respectively, toward the AAAP matching contributions.

     The Company offers certain benefits to eligible employees including a comprehensive medical, dental and vision plan, and a flexible spending plan. Associated with these plans, the Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2003 and 2002 was $8,612 and $8,058, respectively. This liability is included in other liabilities on the Consolidated Balance Sheet.

     The Company is participating in an Employee Stock Purchase Plan established in 2001 by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. A committee appointed by AZOA determines the discount price. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $295, $82, and $235, in 2003, 2002, and 2001, respectively.

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory accounting do not include provisions for withdrawals.


                                       26                          (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     The differences between stockholders' equity and net income (loss) reported in accordance with statutory accounting practices on the Company's stand-alone financial statements and the accompanying GAAP consolidated financial statements as of and for the year ended December 31 are as follows:

                                                           Stockholders' equity                     Net income (loss)
                                                --------------------------------- ---------------------------------------------
                                                     2003             2002            2003            2002           2001
-------------------------------------------------------------------------------------------------------------------------------

Statutory basis                               $       2,029,980        1,663,934        198,900        (326,751)      (285,137)
Adjustments:
    Change in reserve basis                          (2,095,553)      (1,230,412)      (794,287)       (383,656)      (196,531)
    Deferred acquisition costs                        2,297,349        1,682,220        661,828         811,267        316,439
    Value of business acquired                          140,153          156,769        (16,616)         (3,876)       (17,581)
    Goodwill and intangible asset                       210,996          210,854          1,515             351        (17,368)
    Net deferred taxes                                  (89,368)        (208,162)       113,914         (56,404)         8,520
    Statutory asset valuation reserve                   212,757           13,537              -               -              -
    Statutory interest maintenance reserve              132,427          108,457         25,776          14,624         49,574
    Modified coinsurance reinsurance                    (14,846)         (15,971)         1,125           7,534          2,038
    Unrealized gains on investments                     671,140          645,274              -               -              -
    Nonadmitted assets                                   42,316           34,295              -               -              -
    Deferred income on reinsurance                     (353,563)        (126,211)      (110,487)        (58,446)        44,277
    Bonds of affiliates                                (250,000)        (250,000)             -               -              -
    Investment in subsidiaries                           21,556           44,999              -               -              -
    Valuation allowance on mortgage loans               (13,566)         (11,847)        (1,719)         (1,662)         1,094
    Income (loss) from non-insurance
      subsidiaries                                            -                -          7,330          18,580         (1,555)
    Income from insurance subsidiaries                        -                -         (1,314)          2,887         82,674
    Realized gain (loss) on options                           -                -         82,788         (39,222)       (27,530)
    Other                                                 8,230            8,103         (4,818)        (13,587)        (3,893)
-------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         consolidated financial statements    $       2,950,008        2,725,839        163,935         (28,361)       (44,979)
-------------------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2003 and 2002 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $78,515 can be paid in 2004 without prior approval of the Commissioner of Commerce.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. This ratio for the Company was 653% and 590% as of December 31, 2003 and 2002, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.


                                       27                           (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

(12) COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. There was no material impact to the income statement in the years presented related to this case. As of December 31, 2003, there is $17,931 of reserves remaining related to this case. In the opinion of management, the reserves established sufficiently cover the Company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. The exercise period for the various put options ranges from 5 to 11 years, the latest of which expires in 2010. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $148,663.

     The Company has limited partnership investments that require the commitment of capital over a period of up to five years. The Company had capital commitments of $99,508 and $106,500, of which $60,203 and $49,349 has been funded at December 31, 2003 and 2002, respectively.

     The Company entered into sale and leaseback agreements effective December 27, 2001 and June 20, 2002 related to certain furniture and equipment. The assets were removed from the balance sheet and sold for their net book value of $14,945 and $817, respectively. The term of each lease is 6.5 years. The Company also leases office space. Expense for all operating leases was $6,100, $4,887, and $4,846 in 2003, 2002, and 2001,
     respectively. The future minimum lease payments required under these operating leases are as follows:

                                               Operating lease
-------------------------------------------------------------
-------------------------------------------------------------

2004                                          $        6,241
2005                                                   6,673
2006                                                   6,901
2007                                                   5,236
2008 and beyond                                        4,058
-------------------------------------------------------------
Total                                         $       29,109
-------------------------------------------------------------


                                       28                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


(13) CAPITAL STRUCTURE

     The Company is authorized to issue three types of capital stock, as outlined in the table below.

                                 Authorized    Par value,     Redemption rights      Voluntary or involuntary
                                  issued       per share                             liquidation rights
                               outstanding
                             --------------------------------------------------------------------------------------

Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,000
                                   20,000,000
-------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                            200,000,000
                                   authorized         1.00    Designated by Board        Designated by Board for
                                                               each series issued            each series issued
-------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00   $35.02 per share plus      $35.02 per share plus
                                    8,909,195                an amount to yield a         an amount to yield a
                                    8,909,195                compound annual return        compound annual return
                                                               of 6%, after acual            of 6%, after acual
                                                                dividends paid                dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00   $35.02 per share plus       $35.02 per share plus
                                    9,994,289                an amount to yield a         an amount to yield a
                                    9,994,289                compound annual return        compound annual return
                                                               of 6%, after acual            of 6%, after acual
                                                                dividends paid                dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00 Designated by Board for    Designated by Board for each
                                            0                each series issued          each series issued
-------------------------------------------------------------------------------------------------------------------

     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in note 9 to these consolidated financial statements, the Company entered into significant capital transactions with related parties during 2003 and 2002.


                                       29                            (continued)

                          ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)


(14) FOREIGN CURRENCY TRANSLATION

     The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                               2003             2002              2001
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $       (7,932)          (8,471)           (5,546)
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                               16,560              753            (4,500)
Amount of income tax (expense) benefit for period
      related to aggregate adjustment                                       (5,924)            (214)            1,575
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                10,636              539            (2,925)
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                 $        2,704           (7,932)           (8,471)
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                       $       0.7714           0.6360            0.6282
----------------------------------------------------------------------------------------------------------------------


                                       30                           (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        (in thousands, except share data)




(15) SUPPLEMENTARY INSURANCE INFORMATION

     The following table summarizes certain financial information by line of business for 2003, 2002, and 2001:

                                                      As of December 31
                             ---------------------------------------------------
                                             Future                     Other
                              Deferred   benefit reserves               policy
                               policy     and policy and              claims and
                             acquisition contract accout  Unearned     benefits
                                costs       balances      premiums      payable
   -----------------------------------------------------------------------------

   2003:
   Life                    $     284,295    2,230,007          206       157,144
   Annuities                   1,992,496   22,887,530            -            86
   Accident and health            20,558        1,432       42,439       822,488
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

                           $   2,297,349   25,118,969       42,645       979,718
   -----------------------------------------------------------------------------

   2002:
   Life                    $     271,003    2,145,891          197       136,361
   Annuities                   1,390,936   17,411,073            -           175
   Accident and health            20,281        1,432       42,316       766,569
   -----------------------------------------------------------------------------

                           $   1,682,220   19,558,396       42,513       903,105
   -----------------------------------------------------------------------------

   2001:
   Life                    $     254,646    2,073,241        1,156       153,593
   Annuities                     900,108   11,298,838            -           327
   Accident and health            10,678        2,864       40,347       703,030
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

                           $   1,165,432   13,374,943       41,503       856,950
   -----------------------------------------------------------------------------


                       For the year ended December 31
-   ---------------------------------------------------------------------------------------
                          Net premium                            Net change
                           revenue                                    in
                          and other        Net                      policy        Other
                           contract    investment       Net       acquisition   operating
                          considerations income      benefits       costs*      expenses
  -----------------------------------------------------------------------------------------

  2003:
  Life                       248,425        43,997      215,950       (9,662)       83,269
  Annuities                  220,640     1,007,825      830,027     (651,889)    1,005,918
  Accident and health        195,109        12,186      133,592         (277)       66,454
  -----------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------

                             664,174     1,064,008    1,179,569     (661,828)    1,155,641
  -----------------------------------------------------------------------------------------

  2002:
  Life                       416,870        49,232      327,829      (21,693)      128,213
  Annuities                  291,420       646,203      672,565     (779,970)    1,043,181
  Accident and health        166,516        13,839       90,437       (9,604)       82,384
  -----------------------------------------------------------------------------------------

                             874,806       709,274    1,090,831     (811,267)    1,253,778
  -----------------------------------------------------------------------------------------

  2001:
  Life                       415,681        55,505      346,868       (9,099)      121,090
  Annuities                  177,206       511,844      452,737     (297,172)      523,786
  Accident and health        364,094        26,710      266,917      (10,168)      149,377
  -----------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------

                             956,981       594,059    1,066,522     (316,439)      794,253
  -----------------------------------------------------------------------------------------

     * See note 1 for aggregate gross amortization.


                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           The following financial statements of the Company are included in Part B hereof.

          1. Independent Auditors' Report.
          2. Consolidated Balance Sheets as of December 31, 2003 and 2002.
          3. Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.
          6. Notes to Consolidated Financial Statements - December 31, 2003, 2002 and 2001.

           The following financial statements of the Variable Account are included in Part B hereof.

          1. Independent Auditors' Report.
          2. Statements of Assets and Liabilities as of December 31, 2003.
          3. Statements of Operations for the year ended December 31, 2003.
          4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.
          5. Notes to Financial Statements - December 31, 2003.

     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
           2. Not Applicable
           3. a. Principal Underwriter Agreement(3) b. Selling Agreement(6)
           4. Individual Immediate Variable Annuity Contract(3) 4. (i) Individual Immediate Variable Annuity Contract Endorsements(3)
           5. Application for Individual Immediate Variable Annuity(2)
           6. (i) Copy of Articles of Incorporation of the Company(1)
              (ii) Copy of the Bylaws of the Company(1)
          7. Not Applicable
          8.  (a)    Form of Fund Participation Agreement between AIM Variable
                     Insurance Funds, Inc., Allianz Life Insurance Company of
                     North America and NALAC Financial Plans LLC.(4)
               (b)   Form of Fund Participation Agreement between USAllianz
                     Variable Insurance Products Trust, Allianz Life Insurance
                     Company of North America and BISYS Fund Services Limited
                     Partnership(4)
               (c)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds, Inc., Van Kampen
                     Asset Management Inc. and Allianz Life Insurance Company of
                     North America(5)
               (d)   Form of Fund Participation Agreement between The Prudential
                     Series Fund, Inc., The Prudential Insurance Company of
                     America, and Prudential Investment Management Services
                     LLC(7)
               (e)   Form of Fund Participation Agreement between Franklin
                     Templeton Variable Insurance Products Trust, Templeton
                     Variable Products Series Fund, Franklin Templeton
                     Distributors, Inc. and Allianz Life Insurance Company of
                     North America(8)
               (f)   Form of Fund Participation Agreement between Allianz Life
                     Insurance Company of North America, PIMCO Variable
                     Insurance Trust, and PIMCO Fund Distributors, LLC(9)
               (g)   Form of Fund Participation Agreement between Van Kampen
                     Life Investment Trust, Van Kampen Funds Inc, Van Kampen
                     Asset Management and Allianz Life of North America (6)
               (h)   Form of Fund Participation Agreement between Van Kampen
                     Funds, Inc., and USAllianz Investor Services, LLC (6)
               (i)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.(6)
               (j)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.(6)
               (k)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.(6)
               (l)   Form of Fund Participation Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.(6)
               (m)   Form of Fund Participation Agreement between Davis Variable
                     Account Fund, Inc., Davis Distributors, LLC and Allianz
                     Life Insurance Company of North America(6)
               (n)   Form of Fund Participation Agreement between Oppenheimer
                     Variable Account Funds, OppenheimerFunds Inc. and Allianz
                     Life Insurance Company of North America(6)
               (o)   Form of Fund Participation Agreement between Seligman
                     Portfolios, Inc. and Allianz Life Insurance Company of
                     North America(6)
               (p)   Form of Fund Participation Agreement between North American
                     Dreyfus(6)
               (q)   Copy of Portfolio  Management  Agreement  bewteen USAllianz
                     Advisers, LLC and OppenheimerFunds, Inc.(10)
               (r)   Copy of Portfolio  Management  Agreement  bewteen USAllianz
                     Advisers,  LLC USAllianz Variable Insurance Products Trust,
                     PIMCO Advisors Retail Holdings LLC and NFJ Investment Group
                     L.P.(10)
               (s)   Form of Portfolio Management Agreement between USAllianz
                     Advisers,LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P.(12)
               (t)   Form of Portfolio Management Agreement between USAllianz
                     Advisers,LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation(12)
               (u)   Form of Portfolio Management Agreement between USAllianz
                     Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC(12)
               (v)   Copy of Service Agreement between Oppenheimer Funds,Inc and
                     Allianz Life Insurance Company of North America.(13)
               (w)   Copy of Service Agreement between PIMCO Variable Insurance
                     Trust and Allianz Life Insurance Company of North
                     America.(13)
               (x)   Copy of Service Agreement between Prudential Investment
                     Management Services LLC & Allianz Life Insurance Company of
                     North America. (13)
               (y)   Copy of Service Agreement between J.& W. Seligman & Co.
                     Incorporated and Allianz Life Insurance Company of North
                     America.(13)

       9.  Opinion and Consent of Counsel*
      10.  Independent Auditors' Consent*
      11.  Not Applicable
      12.  Not Applicable
      13.  Powers of Attorney(13)

        * Filed herewith

  (1) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 which was electronically filed on November 1, 1995.
  (2) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 which was electronically filed on April 24, 1996.
  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997.
  (4) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, File Nos. 33-72046 and 811-05618 which was electronically filed on November 12, 1999.
  (5) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
  (6) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 which was electronically filed on April 28, 2000.
  (7)  Incorporated   by  reference   from   Post-Effective   Amendment   No.3
       to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 26, 2001.
  (8) Incorporated by reference to Registant's Post-Effective Amendment No.14 to form N-4 (file NO#s 33-76190 and 811-05618) electronically filed on April 26, 2001.
  (9) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 33-82329 and 811-05618) electronically filed December 30, 1999.
 (10) Incorporated by reference to Registrant's Post-Effective Amendment No.17 to Form N-4 ( File Nos. 33-76190 and 811-05618)electronically filed on April 24, 2003.
(11) Incorporated by reference to Registrant's Post-Effective Amendment No.1 to Form N-4 (File Nos. 333-101812 and 811-05618) electronically filed on October 6, 2003.
(12) Incoporated by reference from Pre-effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-11049 and 811-05618) electronically filed on April 2, 2004.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No.12 to Registrant's Form N-4(File Nos. 333-95729 and 811-05618) electronically filed on April 26,2004.

Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

             ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Robert MacDonald                         Director
              ---------------------------------------- ------------------------------------------------------------
              Mark A. Zesbaugh                         Director and Chief Executive Officer
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      Director, President and Chief Marketing Officer
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Suzanne J. Pepin                         Senior Vice President, Secretary and Chief Legal Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      Senior Vice President and Chief Information Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise M. Blizil                         Senior Vice President and Chief Administrative Officer
              ---------------------------------------- ------------------------------------------------------------
              Christopher H. Pinkerton                 Senior Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Wayne A. Robinson                        Vice President and Assistant Secretary (Legal)
              ---------------------------------------- ------------------------------------------------------------
              Michael M. Ahles                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Tracy H. Gardner                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Keith L. Johnson                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Nikole N. Krakow                         Vice President and Controller (Corporate)
              ---------------------------------------- ------------------------------------------------------------
              Peggy A. Moon                            Vice President (Compliance)
              ---------------------------------------- ------------------------------------------------------------
              Carol B. Shaw                            Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Corey J. Walther                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Jan R. Carendi                           Director and Chairman of the Board
              Allianz AG
              Koenigin Strasse 28
              Munich Germany
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Peter Huehne                              Director
              Fireman's Fund Insurance Co.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Dr. Gerhard Rupprecht                    Director
              Reinsburgstrasse 19
              D-70178
              Stuttgart, Germany
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------
              Ralph Strangis                           Direcor
              Kaplan Strangis & Kaplan PA
              5500 Norwest Center
              Minneapolis, MN 55402-4126
              ---------------------------------------- ------------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incoporated by reference from Post-Effective Amendment No.11 to Registrant's Form N-4 (file Nos.333-95729 and 811-05618) electronically filed on April 25, 2003.

Item 27.   Number of Contract Owners

As of March 31, 2004 there were 420 qualified Contract Owners and 308 non-qualified Contract Owners with Contracts in the separate account

Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC. All officers and directors have the following Principal business address:

                             5701 Golden Hills Drive
                             Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President, Chief Manager and Governor

Tracy H. Gardner           Chief Administrative Officer, Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Keith L. Johnson           Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Sue Gengler                Vice President

Jeffrey W. Kletti          Vice President

Jim Maietta                Vice President

Jennifer J. Wagner         Vice President

Edward Barrett             Divisional VP - SE

Kevin Rooney               Divisional VP - MID

Gerald Boucher             Divisional VP - W

Brad Coustan               Divisional VP - W

Wayne Peterson             Cheif Compliance Officer

Stewart Gregg              Secretary

Wayne A. Robinson          Assistant Secretary

     c.  Not Applicable

Item 30.   Location of Accounts and Records


Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416-1297 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 29th day of April, 2004.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART D. GREGG
                                      ------------------------------
                                           Stewart D. Gregg
                                           Senior Counsel


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 29th of April, 2004.

Signature  and  Title


Robert W. MacDonald*       Director
Robert W. MacDonald

Mark A. Zesbaugh*          Director and Chief Executive Officer
Mark A. Zesbaugh

Michael P. Sullivan*       Director
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Jan Carendi*               Director and Chairman of the Board
Jan Carendi

Peter Huehne*              Director
Peter Huehne

Ralph Strangis*            Director
Ralph Strangis

Gabby Matzdorff*           Senior Vice President and
Gabby Matzdorff            Chief Financial Officer

Charles Kavitsky*          Director, President and
Charles Kavitsky           Chief Marketing Officer

Denise Blizil*             Sr. Vice President and
Denise Blizil              Chief Administrative Officer


                                     *By  Power  of  Attorney


                                     By: /S/ STEWART D. GREGG
                                         --------------------
                                         Stewart D. Gregg
                                         Senior Counsel

                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 18

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                INDEX TO EXHIBITS

Exhibit

EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Independent Auditors' Consent